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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                              811-07142
-----------------------------------------------------------------

                       GENERAL ELECTRIC FUNDS
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT,06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------

Date of fiscal year end: 09/30
                        ---------------------------

Date of reporting period: 03/31/06
                          -------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.


GE Funds

Semi-Annual Report

MARCH 31, 2006

[GE LOGO OMITTED]

GE Funds

Table of Contents

FINANCIAL INFORMATION
MANAGER REVIEWS AND SCHEDULES OF INVESTMENTS
      GE U.S. Equity Fund ................................................     1
      GE Value Equity Fund ...............................................     8
      GE Small-Cap Equity Fund ...........................................    15
      GE Global Equity Fund ..............................................    20
      GE International Equity Fund .......................................    26
      GE Premier Growth Equity Fund ......................................    33
      GE Strategic Investment Fund .......................................    39
      GE Government Securities Fund ......................................    55
      GE Short-Term Government Fund ......................................    61
      GE Tax-Exempt Fund .................................................    66
      GE Fixed Income Fund ...............................................    72
      GE Money Market Fund ...............................................    83
NOTES TO PERFORMANCE .....................................................    88
NOTES TO SCHEDULES OF INVESTMENTS .......................................     90
FINANCIAL STATEMENTS
      Financial Highlights ...............................................    91
      Notes to Financial Highlights ......................................   103
      Statements of Assets and Liabilities ...............................   104
      Statements of Operations ...........................................   108
      Statements of Changes in Net Assets ................................   112
      Notes to Financial Statements ......................................   120
ADVISORY AGREEMENT RENEWAL ...............................................   133
ADDITIONAL INFORMATION ...................................................   135
INVESTMENT TEAM ..........................................................   138

--------------------------------------------------------------------------------
This report has been prepared for shareholders and may be distributed to others only if preceded by or accompanied with a current prospectus.

GE U.S. Equity Fund                                                           QA

THE GE U.S. EQUITY FUND IS MANAGED BY A TEAM OF PORTFOLIO MANAGERS THAT INCLUDES CHRISTOPHER D. BROWN, STEPHEN V. GELHAUS, PAUL C. REINHARDT AND RICHARD L. SANDERSON. EACH OF THE FOREGOING PORTFOLIO MANAGERS MANAGES (OR CO-MANAGES) ONE OF THREE SUB-PORTFOLIOS, WHICH COMPRISE THE FUND. THE THREE SUB-PORTFOLIOS ARE MANAGED INDEPENDENTLY OF EACH OTHER AND THE PORTFOLIO MANAGERS HAVE FULL DISCRETION OVER THEIR SUB-PORTFOLIO. THE WEIGHTINGS TO EACH SUB-PORTFOLIO IN THE FUND, WHICH CAN BE CHANGED AT ANY TIME BUT GENERALLY REMAIN STABLE FOR 18 TO 24 MONTHS, ARE DRIVEN BY THE OBJECTIVE OF KEEPING THE FUND "STYLE NEUTRAL" SUCH THAT IT COMBINES GROWTH AND VALUE INVESTMENT MANAGEMENT STYLES AND DOES NOT TEND TO FAVOR EITHER STYLE. SEE PORTFOLIO MANAGERS' BIOGRAPHICAL INFORMATION BEGINNING ON PAGE 138.


Q. HOW DID THE GE U.S. EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2006?

A. For the six-month period ended March 31, 2006, the GE U.S. Equity Fund returned 5.83% for Class A shares, 5.43% for Class B shares, 5.40% for Class C shares, and 5.93% for Class Y shares. The S&P 500 Index, the Fund's benchmark, returned 6.39% and the Fund's Lipper peer group of 913 Large-Cap Core Funds returned an average of 6.26% for the same period.

Q.  WHAT MARKET CONDITIONS IMPACTED THE FUND'S PERFORMANCE?

A. As of March 31, 2006, the S&P 500 was up for the fifth consecutive month. While uncertainty about inflation, the future path of Fed rate tightenings and economic growth in the year ahead restrained the markets in the early part of the period, the markets burst forth into 2006 with the strongest first-quarter S&P 500 performance since 1999. Solid corporate earnings, continued economic strength and moderate inflation fueled the markets. In this environment, each S&P 500 sector -- except utilities -- advanced. Large-cap, high quality stocks continued to lag the broad market and smaller cap companies.

    During the past six months, the Federal Reserve continued to raise short rates at a measured pace, to counteract the inflationary effects of high energy and commodity costs. Dr. Benjamin Bernanke took the helm as the new Fed chairman during this time, and pushed the targeted fed funds rate to 4.75% by March 31st. Speculation that the Fed's tightening cycle might end soon also contributed to market strength during the period.

Q.  WHAT WERE THE PRIMARY DRIVERS OF FUND PERFORMANCE?

A. Strong stock selection within energy was the primary contributor to Fund performance over the past six months; our energy holdings returned approximately 10% vs.

[PHOTO OMITTED]

PICTURED FROM TOP LEFT TO BOTTOM RIGHT:
RICHARD L. SANDERSON, PAUL C. REINHARDT,
STEPHEN V. GELHAUS, AND CHRISTOPHER D. BROWN

GE U.S. Equity Fund  1QA

    just 1% for the S&P 500 benchmark sector. Overweighting energy equipment and services companies amid a pullback in energy prices benefited the Fund, with an overweight in Schlumberger (+51%), and an underweight in Chevron (-9%) accounting for most of the strength. In general, sectors that benefited from global industrialization and development performed well in this time period. In this environment, the industrial and materials sectors performed better than the broad markets, helping Fund performance. Our holdings within industrials returned +17% (vs. 12% for the benchmark index) led by Dover (+20%), Textron (+31%), Deere (+31%), and a new holding, electrical equipment manufacturer ABB (+27%). As demand for commodities soared, overweighting basic materials companies bolstered Fund performance. For example, Monsanto advanced +36% during the period, and Freeport McMoran Copper and Gold was up +27%. Finally, in the information technology sector, the Fund benefited from the reversal of a pattern that had existed for much of last year -- namely, a rebound in the stock prices of some large capitalization, lower PE stocks that were overweighted in the portfolio (e.g., Intuit rose +19% and First Data was up +17% on the announcement of a new CEO and the spin-off of its high growth Western Union unit).
    The main detractors from performance during the period were found among our consumer discretionary, telecommunications services, health care and financials holdings. Comcast (-9%) and Liberty Global (-24%) led the decline in consumer discretionary, on concerns of increased competition from telephone companies for high-speed Internet, television and telephone subscribers. Within telecom, global wireless provider Vodafone (-18%) detracted from performance, although its shares rallied +8% in March on the announced sale of its lagging Japanese wireless unit. While diversified telecom has lagged in recent years, it was one of the best performing industries during the period due to increased M&A activity, the benefits of restructuring initiatives. Not owning BellSouth -- up +29.2% on news of their sale to AT&T -- hurt Fund returns. Since 2006 began, however, we increased our Verizon position to over 1% of the portfolio.
    Within health care, pharmaceuticals took a rollercoaster ride, plummeting in the first half of the period, then bouncing back to outperform the market in the first calendar quarter of 2006. Unfortunately, the rebound was not enough to undo the damage to portfolio returns by the end of the period. The primary drivers of health care weakness included owning Pfizer (+2%) as it underperformed and underweighting Merck (+33%) as it forecasted double-digit earnings growth for the next three to five years. Underweighting financials, up +12% during the six-month period, also took away from Fund returns despite strength in holdings like State Street (+24%). We have been comfortable with our underweight position given our caution on financials in a rising rate environment.

Q.  WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND OVER THE PERIOD?

A. Despite recent challenges, we remain highly committed to investing in high quality large-cap stocks with predictable and steady earnings growth. As energy prices have soared and interest rates have risen, we have increased our exposure to the less cyclical health care sector. Valuation compression in the markets has also given us the opportunity to increase our exposure to information technology, a sector with above-average earnings growth. Given a more financially challenged consumer, we have been cautious on consumer-related sectors, and favor industries with sustainable growth prospects (e.g., specialty retail), or where valuations have been compressed (e.g., media). We have remained underweight in financials. While we maintain an overweight in the materials space, which has benefited from high commodity costs, we took some profits in the sector over the period.
    In terms of asset allocation, after a seven year run for the value style of investing, we shifted our asset allocation slightly towards growth during the period in order to maintain style-neutrality to the S&P 500.

GE U.S. Equity Fund

                                              Understanding Your Fund's Expenses


As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses including sales charges on purchase payments, reinvested dividends (or other distributions), and redemption fees directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, distribution and service fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended March 31, 2006.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.



OCTOBER 1, 2005 - MARCH 31, 2006

--------------------------------------------------------------------------------------------------------------------------------
                               ACCOUNT VALUE AT THE               ACCOUNT VALUE AT THE                 EXPENSES PAID
                            BEGINNING OF THE PERIOD ($)           END OF THE PERIOD ($)            DURING THE PERIOD ($)*

--------------------------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN**
--------------------------------------------------------------------------------------------------------------------------------
     Class A                         1,000.00                           1,058.29                             4.03

     Class B                         1,000.00                           1,054.27                             7.86

     Class C                         1,000.00                           1,054.05                             7.85

     Class Y                         1,000.00                           1,059.29                             2.75

--------------------------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (2.5% FOR THE PERIOD)
--------------------------------------------------------------------------------------------------------------------------------

     Class A                         1,000.00                           1,020.78                             3.98

     Class B                         1,000.00                           1,017.10                             7.76

     Class C                         1,000.00                           1,017.11                             7.74

     Class Y                         1,000.00                           1,022.01                             2.71
--------------------------------------------------------------------------------------------------------------------------------

  * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.79% FOR CLASS A, 1.54% FOR CLASS B, 1.54% FOR CLASS C, AND 0.54% FOR CLASS Y, (FROM PERIOD OCTOBER 1, 2005 - MARCH 31, 2006), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/365 (TO REFLECT THE SIX-MONTH PERIOD).
 ** ACTUAL FUND RETURNS FOR SIX-MONTH PERIOD ENDED MARCH 31, 2006 WERE AS
    FOLLOWS: 5.83% FOR CLASS A SHARES, 5.43% FOR CLASS B SHARES, 5.40% FOR
    CLASS C SHARES, AND 5.93% FOR CLASS Y SHARES.

GE U.S. Equity Fund

--------------------------------------------------------------------------------
TEN LARGEST HOLDINGS
AS OF MARCH 31, 2006
as a % of Market Value
--------------------------------------------------------------------------------
Microsoft Corp.                             3.79%
--------------------------------------------------------------------------------
Exxon Mobil Corp.                           3.74%
--------------------------------------------------------------------------------
Pfizer Inc.                                 2.81%
--------------------------------------------------------------------------------
First Data Corp.                            2.65%
--------------------------------------------------------------------------------
Bank of America Corp.                       2.65%
--------------------------------------------------------------------------------
Industrial Select Sector SPDR Fund          2.40%
--------------------------------------------------------------------------------
American International Group, Inc.          2.30%
--------------------------------------------------------------------------------
PepsiCo, Inc.                               2.29%
--------------------------------------------------------------------------------
Johnson & Johnson                           2.07%
--------------------------------------------------------------------------------
The Coca-Cola Co.                           1.90%
--------------------------------------------------------------------------------


INVESTMENT PROFILE

A mutual fund designed for investors who seek long-term growth of capital by investing at least 80% of its net assets in equity securities of issuers that are tied economically to the U.S. under normal market conditions.

LIPPER PERFORMANCE COMPARISON
Large-Cap Core Peer Group

Based on average annual total returns for the periods ended 3/31/06

                         SIX     ONE      FIVE     TEN
                       MONTHS    YEAR     YEAR     YEAR
-------------------------------------------------------------------
Number of
Funds in
peer group:             913      884      619       238
-------------------------------------------------------------------
Peer group
average annual
total return:         6.26%   11.63%    2.57%      7.31%
-------------------------------------------------------------------


CHANGE IN VALUE OF A $10,000 INVESTMENT

CLASS A SHARES+

 [LINE CHART OMITTED, PLOT POINTS FOLLOWS]

                                                GE U.S. EQUITY
                    GE U.S. EQUITY                 WITH LOAD                      S&P 500 INDEX
 03/31/96             10,000.00                    9,425.00                        10,000.00
 9/96                 10,608.28                    9,998.31                        10,771.80
 9/97                 14,826.49                   13,973.97                        15,132.68
 9/98                 15,660.21                   14,759.75                        16,511.71
 9/99                 20,012.65                   18,861.93                        21,103.05
 9/00                 22,433.43                   21,143.50                        23,897.86
 9/01                 18,460.91                   17,399.41                        17,527.05
 9/02                 15,178.09                   14,305.35                        13,935.76
 9/03                 18,227.86                   17,179.76                        17,341.66
 9/04                 20,026.15                   18,874.64                        19,747.47
 9/05                 21,909.09                   20,649.32                        22,166.81
 3/06                 23,186.22                   21,853.01                        23,582.49

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED MARCH 31, 2006

                                                              ENDING
                                                            VALUE OF A
                        SIX      ONE      FIVE      TEN      $10,000
                      MONTHS     YEAR     YEAR      YEAR    INVESTMENT (A)
--------------------------------------------------------------------------------
GE U.S. Equity         5.83%     9.02%    2.54%     8.77%     $23,186
GE U.S. Equity
  W/LOAD              -0.26%     2.75%    1.33%     8.13%     $21,853
  MAXIMUM LOAD
  OF 5.75%
S&P 500 Index          6.39%    11.73%    3.97%    8.96%      $23,582

CLASS B SHARES

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]

                    GE U.S. EQUITY               S&P 500 INDEX
 03/31/96             10,000.00                   10,000.00
 9/96                 10,566.48                   10,771.80
 9/97                 14,660.99                   15,132.68
 9/98                 15,364.85                   16,511.71
 9/99                 19,487.85                   21,103.05
 9/00                 21,688.34                   23,897.86
 9/01                 17,713.56                   17,527.05
 9/02                 14,507.90                   13,935.76
 9/03                 17,423.00                   17,341.66
 9/04                 19,141.88                   19,747.47
 9/05                 20,941.68                   22,166.81
 3/06                 22,162.42                   23,582.49

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED MARCH 31, 2006

                                                        ENDING
                                                      VALUE OF A
                   SIX      ONE      FIVE     TEN      $10,000
                  MONTHS    YEAR     YEAR     YEAR   INVESTMENT (A)
--------------------------------------------------------------------------------
GE U.S. Equity     5.43%    8.24%    1.78%    8.28%     $22,162
S&P 500 Index      6.39%   11.73%    3.97%    8.96%     $23,582

CLASS C SHARES

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]

                    GE U.S. EQUITY               S&P 500 INDEX
 09/30/99             10,000.00                   10,000.00
 3/00                 11,372.41                   11,773.02
 9/00                 11,125.34                   11,324.36
 3/01                 10,109.34                    9,200.32
 9/01                  9,089.24                    8,305.46
 3/02                 10,146.06                    9,219.23
 9/02                  7,415.77                    6,603.67
 3/03                  7,684.68                    6,936.74
 9/03                  8,859.21                    8,217.61
 3/04                  9,823.71                    9,374.46
 9/04                  9,660.95                    9,357.64
 3/05                 10,218.98                   10,001.76
 9/05                 10,490.25                   10,504.08
 3/06                 11,057.20                   11,174.92

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED MARCH 31, 2006

                                                            ENDING
                                                           VALUE OF A
                      SIX      ONE     FIVE     SINCE       $10,000
                     MONTHS    YEAR    YEAR   INCEPTION   INVESTMENT (A)
--------------------------------------------------------------------------------
GE U.S. Equity        5.40%    8.20%   1.81%    1.56%      $11,057
S&P 500 Index         6.39%   11.73%   3.97%    1.72%      $11,175

CLASS Y SHARES

[LINE CHART OMITTED, PLOT POINTS FOLLOWS[

                    GE U.S. EQUITY               S&P 500 INDEX
 03/31/96             10,000.00                   10,000.00
 9/96                 10,612.90                   10,771.80
 9/97                 14,875.35                   15,132.68
 9/98                 15,746.69                   16,511.71
 9/99                 20,177.97                   21,103.05
 9/00                 22,675.27                   23,897.86
 9/01                 18,707.24                   17,527.05
 9/02                 15,418.32                   13,935.76
 9/03                 18,574.08                   17,341.66
 9/04                 20,456.28                   19,747.47
 9/05                 22,436.42                   22,166.81
 3/06                 23,766.69                   23,582.49

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED MARCH 31, 2006

                                                                  ENDING
                                                                VALUE OF A
                       SIX          ONE         FIVE      TEN     $10,000
                      MONTHS        YEAR        YEAR      YEAR  INVESTMENT (A)
--------------------------------------------------------------------------------
GE U.S. Equity         5.93%        9.29%      2.80%      9.04%     $23,767
S&P 500 Index          6.39%       11.73%      3.97%      8.96%     $23,582

SEE NOTES TO PERFORMANCE BEGINNING ON PAGE 88 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GE U.S. EQUITY FUND
Schedule of Investments

March 31, 2006 (unaudited)

GE U.S. EQUITY FUND

PORTFOLIO COMPOSITION AS A % OF THE MARKET VALUE OF $431,273
(IN THOUSANDS) AS OF MARCH 31, 2006

[PIE CHART OMITTED, PLOT POINTS FOLLOWS]

INFORMATION TECHNOLOGY           18.0%
FINANCIALS                       17.3%
HEALTHCARE                       13.7%
CONSUMER DISCRETIONARY           11.3%
INDUSTRIALS                      10.8%
CONSUMER STAPLES                  9.4%
ENERGY                            9.1%
MATERIALS                         3.4%
TELECOMMUNICATION SERVICES        2.7%
SHORT-TERM                        2.4%
UTILITIES                         1.9%




                                         NUMBER
                                       OF SHARES           VALUE

COMMON STOCK -- 94.4%+
--------------------------------------------------------------------------------


CONSUMER DISCRETIONARY -- 11.3%

Autozone, Inc.                            4,346       $   433,253(a)
Bed Bath & Beyond, Inc.                  59,280         2,276,352(a)
Cablevision Systems
   Corp. (Class A)                       32,156           858,565(a)
Carnival Corp.                           72,317         3,425,656
CBS Corp.                                40,175           963,397
Comcast Corp. (Class A)                 226,011         5,903,407(a)
Comcast Corp. (Class A)                   1,605            41,987(a)
Kohl's Corp.                             18,309           970,560(a)
Koninklijke Philips
   Electronics N.V. ADR                  48,899         1,645,451
Liberty Global Inc. (Series C)            4,997         1,678,691(a)
Liberty Global, Inc. (Series A)          20,033           410,076(a)
Liberty Media Corp. (Series A)          599,814         4,924,473(a)
Lowe's Companies, Inc.                   24,349         1,569,050
News Corp. (Class A)                     72,426         1,202,996
Omnicom Group, Inc.                      61,924         5,155,173
Ross Stores, Inc.                        38,093         1,111,935
Starwood Hotels & Resorts
   Worldwide Inc.
   (Class B) (REIT)                      18,983         1,285,719
Target Corp.                             53,168         2,765,268
The Home Depot, Inc.                    148,472         6,280,366
Time Warner Inc.                        144,851         2,432,048
Viacom Inc. (Class B)                    92,431         3,586,323(a)
                                                       48,920,746



                                          NUMBER
                                        OF SHARES         VALUE

CONSUMER STAPLES -- 9.4%

Alberto-Culver Company                   29,767   $     1,316,594
Altria Group, Inc.                        3,686           261,190
Clorox Co.                               98,419         5,890,377
Colgate-Palmolive Co.                    95,957         5,479,145
Diageo PLC ADR                            9,415           597,193(j)
General Mills, Inc.                      30,781         1,559,981
Kellogg Co.                              77,582         3,416,711
Kimberly-Clark Corp.                     27,160         1,569,848
PepsiCo, Inc.                           170,718         9,865,793
Procter & Gamble Co.                     32,512         1,873,341
Sara Lee Corp.                           36,155           646,451
The Coca-Cola Co.                       195,545         8,187,469
                                                       40,664,093

ENERGY -- 9.1%

Amerada Hess Corp.                       21,423         3,050,635(j)
Burlington Resources, Inc.               11,588         1,065,053
EnCana Corp.                             27,884         1,303,019
EOG Resources, Inc.                      18,469         1,329,768
Exxon Mobil Corp.                       264,715        16,110,555(h)
Halliburton Co.                          66,805         4,878,101
Occidental Petroleum Corp.               36,886         3,417,488
Schlumberger Ltd.                        44,324         5,610,089
Transocean Inc.                          31,778         2,551,773(a)
                                                       39,316,481

FINANCIALS -- 16.7%

AFLAC Incorporated                       52,146         2,353,349
Allstate Corp.                           65,545         3,415,550(h)
American Express Co.                     22,814         1,198,876
American International
   Group, Inc.                          149,820         9,901,604
Bank of America Corp.                   251,225        11,440,786
Berkshire Hathaway, Inc.
   (Class B)                                603         1,816,236(a)
BlackRock Inc. (Class A)                  5,794           811,160
Chubb Corp.                              19,917         1,900,878
Citigroup, Inc.                          99,223         4,686,302
Everest Re Group, Ltd.                   10,333           964,792
Federal Home Loan
   Mortgage Corp.                        58,665         3,578,565
Federal National
   Mortgage Assoc.                       74,960         3,852,944
HCC Insurance Holdings, Inc.             20,279           705,709(j)
Mellon Financial Corp.                  141,815         5,048,614
Merrill Lynch & Company, Inc.            48,641         3,830,965
Metlife, Inc.                            26,798         1,296,219
Morgan Stanley                           34,764         2,183,874
Principal Financial Group                 1,811            88,377
Prudential Financial, Inc.               15,028         1,139,273
State Street Corp.                      104,843         6,335,662(e)
SunTrust Banks, Inc.                     61,381         4,466,082
The Bank of New York
   Company, Inc.                         14,485           522,039
Wells Fargo & Co.                         7,605           485,731
                                                       72,023,587


See Notes to Schedules of Investments on page 90 and Notes to Financial Statements on page 120.

GE U.S. EQUITY FUND
Schedule of Investments

                                                      March 31, 2006 (unaudited)




                                         NUMBER
                                       OF SHARES         VALUE

HEALTHCARE -- 13.6%

Abbott Laboratories                     160,915      $  6,834,060(h)
Advanced Medical Optics, Inc.             6,217           289,961(a,j)
Aetna, Inc.                              64,676         3,178,179
Amgen, Inc.                              70,441         5,124,583(a)
Baxter International, Inc.               28,970         1,124,326
Boston Scientific Corp.                  18,309           422,022(a)
Eli Lilly & Co.                          23,900         1,321,670
GlaxoSmithKline PLC ADR                  39,404         2,061,223
Johnson & Johnson                       150,544         8,915,216
LIncare Holdings Inc.                    53,509         2,084,711(a)
Medco Health Solutions, Inc.             27,160         1,554,095(a)
Medtronic Inc.                           15,854           804,590
Novartis AG ADR                          24,987         1,385,279
Pfizer Inc.                             486,276        12,117,998
Quest Diagnostics Inc.                   25,349         1,300,404
Smith & Nephew PLC ADR                   10,067           449,089(j)
UnitedHealth Group
   Incorporated                          44,592         2,490,909
Wyeth                                   153,180         7,432,294(h)
                                                       58,890,609

INDUSTRIALS -- 8.4%

ABB Ltd. ADR                             97,774         1,227,064(a,j)
Burlington Northern
   Santa Fe Corp.                        16,658         1,388,111
Cooper Industries Ltd.                   12,674         1,101,371
Corinthian Colleges, Inc.                33,514           482,602(a,j)
CSX Corp.                                 4,346           259,891
Danaher Corp.                            11,226           713,412
Deere & Co.                              30,781         2,433,238
Dover Corp.                             125,731         6,105,497(h)
Eaton Corp.                              56,543         4,125,943
General Dynamics Corp.                   22,452         1,436,479
Honeywell International Inc.              8,691           371,714
ITT Industries, Inc.                      9,053           508,960
Northrop Grumman Corp.                   31,867         2,176,197
Rockwell Collins, Inc.                    9,053           510,137
Southwest Airlines Co.                  100,527         1,808,481(j)
Textron Inc.                             27,485         2,566,824
3M Co.                                    5,932           448,993
Tyco International Ltd.                 108,515         2,916,883
United Technologies Corp.                84,107         4,875,683
Waste Management, Inc.                   19,193           677,513
                                                       36,134,993

INFORMATION TECHNOLOGY -- 18.0%

Activision, Inc.                         25,349           349,563(a)
Analog Devices, Inc.                    126,093         4,828,101
Applied Materials, Inc.                  36,213           634,090
Automatic Data Processing, Inc.          49,814         2,275,504
Checkfree Corp.                          10,864           548,632(a)
Cisco Systems, Inc.                     273,406         5,924,708(a)
Dell, Inc.                               77,003         2,291,609(a)







                                         NUMBER
                                       OF SHARES         VALUE
eBay, Inc.                               17,788     $     694,799(a)
EMC Corporation                         205,087         2,795,336(a)
Fidelity National Information
   Services, Inc.                        20,279           822,313
First Data Corp.                        244,480        11,446,554
Hewlett-Packard Co.                      28,543           939,065
Intel Corp.                             141,229         2,732,781
International Business
   Machines Corp.                        45,628         3,762,941
Intuit Inc.                              97,367         5,178,951(a)
Linear Technology Corp.                  31,071         1,089,971
Microsoft Corp.                         600,509        16,339,850(h)
Molex Inc. (Class A)                    126,745         3,766,861
Novell, Inc.                             47,460           364,493(a)
Oracle Corp.                            595,360         8,150,478(a)
Sun Microsystems, Inc.                  135,269           693,930(a)
Xerox Corp.                              50,698           770,610(a)
Yahoo! Inc.                              36,996         1,193,491(a)
                                                       77,594,631

MATERIALS -- 3.4%

Air Products & Chemicals, Inc.           25,349         1,703,199
Alcoa, Inc.                              14,485           442,662
Barrick Gold Corp.                       55,043         1,499,371
Dow Chemical Co.                         23,328           947,117
Freeport-McMoRan Copper &
   Gold Inc. (Class B)                   45,237         2,703,815
Monsanto Co.                             59,686         5,058,388
Newmont Mining Corp.                     32,323         1,677,240
Weyerhaeuser Co.                          6,880           498,318
                                                       14,530,110

TELECOMMUNICATION SERVICES -- 2.6%

Alltel Corp.                             49,568         3,209,528(h)
Sprint Corporation                      108,102         2,793,356
Verizon Communications Inc.              76,047         2,590,161
Vodafone Group PLC ADR                  137,079         2,864,951
                                                       11,457,996

UTILITIES -- 1.9%

American Electric Power
   Company, Inc.                         21,728           739,187
Constellation Energy Group, Inc.         32,591         1,783,054
Dominion Resources, Inc.                 17,020         1,174,891(j)
Entergy Corp.                            16,658         1,148,403
PG&E Corp.                               44,635         1,736,301(j)
PPL Corp.                                26,443           777,424
Southern Co.                             28,384           930,144
                                                        8,289,404

TOTAL COMMON STOCK
   (COST $369,767,252)                                407,822,650


See Notes to Schedules of Investments on page 90 and Notes to Financial Statements on page 120.

GE U.S. EQUITY FUND
Schedule of Investments

                                                      March 31, 2006 (unaudited)




                                          NUMBER
                                        OF SHARES         VALUE


EXCHANGE TRADED FUNDS -- 3.0%
--------------------------------------------------------------------------------

Financial Select Sector
   SPDR Fund                             78,990     $   2,571,124 (p)
Industrial Select Sector
   SPDR Fund                            306,138        10,347,464(p)

TOTAL EXCHANGE TRADED FUNDS
   (COST $10,272,382)                                  12,918,588


TOTAL INVESTMENTS IN SECURITIES
   (COST $380,039,634)                                420,741,238


--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 2.4%
--------------------------------------------------------------------------------


SHORT-TERM INVESTMENTS -- 0.2%

GEI Short Term Investment Fund
   4.87%                                900,229           900,229(d,l)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN -- 2.1%

State Street Navigator Securities
   Lending Prime Portfolio
   4.76%                              9,146,712         9,146,712(d,e)



                                      PRINCIPAL
                                       AMOUNT           VALUE

TIME DEPOSIT -- 0.1%

State Street Cayman Islands
   4.45%    04/03/06                   $485,000   $      485,000(e)

TOTAL SHORT-TERM INVESTMENTS
   (COST $10,531,941)                                  10,531,941


TOTAL INVESTMENTS
   (COST $390,571,575)                                431,273,179


OTHER ASSETS AND LIABILITIES,
   NET -- 0.2%                                            698,370
                                                  ---------------

NET ASSETS -- 100.0%                                 $431,971,549
                                                  ===============

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

The GE U.S. Equity Fund had the following long futures contracts open at March 31, 2006 (unaudited):

                                   NUMBER     CURRENT
                   EXPIRATION        OF      NOTIONAL      UNREALIZED
DESCRIPTION            DATE      CONTRACTS     VALUE     DEPRECIATION
--------------------------------------------------------------------------------
S&P 500 Index
  Futures           June  2006       8       $2,606,600    $(15,945)


See Notes to Schedules of Investments on page 90 and Notes to Financial Statements on page 120.

GE Value Equity Fund

THE GE VALUE EQUITY FUND IS CO-MANAGED BY PAUL C. REINHARDT AND STEPHEN V. GELHAUS. MESSRS. REINHARDT AND GELHAUS BOTH MANAGE THE FUND AS A COLLABORATIVE TEAM. BOTH PORTFOLIO MANAGERS HAVE THE AUTHORITY TO INCREASE OR DECREASE EXISTING POSITIONS IN THE FUND; HOWEVER, MR. REINHARDT, AS LEAD MANAGER, IS VESTED WITH THE AUTHORITY TO PURCHASE SECURITIES THAT ARE NEW TO THE FUND OR TO DIVEST THE FUND OF ITS ENTIRE POSITION IN A SECURITY. MR. REINHARDT ALSO HAS VETO AUTHORITY OVER MR. GELHAUS' TRADE DECISIONS. SEE PORTFOLIO MANAGERS' BIOGRAPHICAL INFORMATION BEGINNING ON PAGE 138.

Q. HOW DID THE GE VALUE EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2006?

A. For the six-month period ended March 31, 2006, the GE Value Equity Fund returned 5.59% for Class A shares, 5.22% for Class B shares, 5.24% for Class C shares, and 5.81% for Class Y shares. The S&P 500 Index, the Fund's benchmark, returned 6.39% and the Fund's Lipper peer group of 913 Large Cap Core Funds returned an average of 6.26% for the same period.

Q.  WHAT MARKET CONDITIONS IMPACTED THE FUND'S PERFORMANCE?

A. As of March 31, 2006, the S&P 500 was up for the fifth consecutive month. While uncertainty about inflation, the future path of Fed rate tightenings and economic growth in the year ahead restrained the markets in the early part of the period, the markets burst forth into 2006 with the strongest first-quarter S&P 500 performance since 1999. Solid corporate earnings, continued economic strength and moderate inflation fueled the markets. In this environment, each S&P 500 sector -- except utilities -- advanced. Large-cap, high quality stocks continued to lag the broad market and smaller cap companies. During the past six months, the Federal Reserve continued to raise short rates at a measured pace, to counteract the inflationary effects of high energy and commodity costs. Dr. Benjamin Bernanke took the helm as the new Fed chairman during this time, and pushed the targeted fed funds rate to 4.75% by March 31st. Speculation that the Fed's tightening cycle might end soon also contributed to market strength during the period.

Q.  WHAT WERE THE PRIMARY DRIVERS OF FUND PERFORMANCE?

A. Sectors that benefit from global industrialization and development have performed well over this time period. As the U.S. and global economies have continued to percolate, the industrial and materials sectors have performed better than the broad markets, and have driven returns within the Fund. Our holdings within industrials returned +19% (vs. 12% for the benchmark index) led by machinery powerhouse Deere (+31%), electrical equipment manufacturer ABB (+27%) and defense leader Northrop Grumman (+27%). Owning more basic materials companies than the benchmark bolstered the Fund's performance as demand for commodities soared. For example, Freeport McMoran Copper and Gold advanced +27% during the period. In the information technology sector, the Fund benefited from the reversal of a pattern that had existed for much of last year -- namely, a rebound in the stock prices of some large capitalization, lower PE stocks that were overweighted in the portfolio (e.g., First Data was up +17% on the announcement of a new CEO and the spin-off of its high growth Western Union unit).

[PHOTO OMITTED]
PICTURED TO THE LEFT:
PAUL C. REINHARDT

                                                                             Q&A



    The main detractors from performance during the period were telecommunications services, financials, utilities and consumer discretionary stocks. While telecom has lagged in recent years, it was one of the best performing sectors during the period due to increased M&A activity and two year's worth of restructuring initiatives. Not owning BellSouth -- up +29.2% on news of their sale to AT&T -- hurt Fund returns. Since 2006 began, we increased our Verizon position to over 1% of the portfolio. On the wireless side, Vodafone (-18%) detracted from performance, although its shares rallied +8% in March on the announced sale of its lagging Japanese wireless unit. Underweighting financials, up +12% during the period, also took away from Fund returns despite strength in holdings like Blackrock (+59%) and State Street (+24%).
    We have been comfortable with our underweight position given our caution on financials in a rising rate environment.

    As rates continued to rise, the utilities sector had to compete with the fixed income markets for investors looking for yield. As rates rose, utilities pulled back, and several of our holdings suffered, led by Dominion (-18%) and Constellation (-10%). Consumer discretionary underperformance was primarily caused by weakness among media stocks, including Liberty Global (-24%), Comcast (-9%), Time Warner (-7%) and Cablevision (-13%). Increasing competition from Internet advertising and telecom solutions for high-speed data and broadcast is weighing on the incumbent media providers. Underweighting several specialty retailers that rallied also hurt performance.

Q.  WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND OVER THE PERIOD?

A. Our process has remained consistent during the period, and we continue to employ a bottom-up relative value process to seek out underappreciated stocks with catalysts for growth or improving fundamentals. We have positioned the portfolio for a mid-cycle slowdown, given the current levels of interest rates and high energy prices. We are focusing our industrials holdings in later cycle names and secular growth areas such as power grid investment (e.g., ABB and Cooper Industries) and railroads (e.g., CSX). We have gone underweight in energy, and reduced our overweights in materials and utilities. We increased our underweight position in financial companies on concerns that higher interest rates could pressure earnings power for the group. As we prepare ourselves for slowing economic growth, we increased our weighting in the steady-growth health care sector, initiating positions in Baxter and Quest Diagnostics, and adding to Pfizer and Johnson & Johnson.
    We also increased exposure to consumer staples, including initiating positions in Diageo and Alberto Culver. Valuation compression in the markets has also given us the opportunity to increase our exposure to information technology, historically a sector with above-average earnings growth. We initiated a position in computer company Dell during the period, and increased our holdings in Microsoft and Oracle.

GE Value Equity Fund

                                              Understanding Your Fund's Expenses


As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses including sales charges on purchase payments, reinvested dividends (or other distributions), and redemption fees directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, distribution and service fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended March 31, 2006.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.



OCTOBER 1, 2005 - MARCH 31, 2006

------------------------------------------------------------------------------------------------------------------------------------
                               ACCOUNT VALUE AT THE               ACCOUNT VALUE AT THE                 EXPENSES PAID
                            BEGINNING OF THE PERIOD ($)           END OF THE PERIOD ($)            DURING THE PERIOD ($)*

------------------------------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN**
------------------------------------------------------------------------------------------------------------------------------------
     Class A                         1,000.00                           1,055.91                             6.11

     Class B                         1,000.00                           1,052.17                             9.91

     Class C                         1,000.00                           1,052.40                             9.91

     Class Y                         1,000.00                           1,058.11                             4.84

------------------------------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (2.5% FOR THE PERIOD)
------------------------------------------------------------------------------------------------------------------------------------

     Class A                         1,000.00                           1,018.76                             6.05

     Class B                         1,000.00                           1,015.08                             9.81

     Class C                         1,000.00                           1,015.09                             9.80

     Class Y                         1,000.00                           1,019.99                             4.79
------------------------------------------------------------------------------------------------------------------------------------

  * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 1.20% FOR CLASS A, 1.95% FOR CLASS B, 1.95% FOR CLASS C, AND 0.95% FOR CLASS Y, (FROM
    PERIOD OCTOBER 1, 2005 - MARCH 31, 2006), MULTIPLIED BY THE AVERAGE
    ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/365 (TO REFLECT THE SIX-MONTH PERIOD).
 ** ACTUAL FUND RETURNS FOR SIX-MONTH PERIOD ENDED MARCH 31, 2006 WERE AS
    FOLLOWS: 5.59% FOR CLASS A SHARES, 5.22% FOR CLASS B SHARES, 5.24% FOR
    CLASS C SHARES, AND 5.81% FOR CLASS Y SHARES.

GE Value Equity Fund


--------------------------------------------------------------------------------
TEN LARGEST HOLDINGS
AS OF MARCH 31, 2006
as a % of Market Value
--------------------------------------------------------------------------------
Exxon Mobil Corp.                          4.05%
--------------------------------------------------------------------------------
Microsoft Corp.                            3.22%
--------------------------------------------------------------------------------
Pfizer Inc.                                2.52%
--------------------------------------------------------------------------------
Bank of America Corp.                      2.46%
--------------------------------------------------------------------------------
Industrial Select Sector SPDR Fund         2.33%
--------------------------------------------------------------------------------
PepsiCo, Inc.                              2.23%
--------------------------------------------------------------------------------
International Business
 Machines Corp.                            2.08%
--------------------------------------------------------------------------------
First Data Corp.                           1.97%
--------------------------------------------------------------------------------
Oracle Corp.                               1.85%
--------------------------------------------------------------------------------
Clorox Co.                                 1.77%
--------------------------------------------------------------------------------

INVESTMENT PROFILE

A mutual fund designed for investors who seek long-term growth of capital and future income by investing at least 80% of its net assets in equity securities under normal market conditions. The Fund invests primarily in U.S. companies that the portfolio manager believes are undervalued by the market but have solid growth prospects.

LIPPER PERFORMANCE
COMPARISON
Large-Cap Core Peer Group

Based on average annual total returns for the periods ended 3/31/06

                         SIX        ONE        FIVE        TEN
                        MONTHS      YEAR       YEAR        YEAR
--------------------------------------------------------------------------------
Number of
Funds in
peer group:              913        884        619         238
--------------------------------------------------------------------------------
Peer group
average annual
total return:          6.26%     11.63%      2.57%       7.31%
--------------------------------------------------------------------------------


CHANGE IN VALUE OF A $10,000 INVESTMENT

CLASS A SHARES++

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]


                   GE VALUE EQUITY                WITH LOAD                      S&P 500 INDEX
 03/31/96             10,000.00                    9,425.00                        10,000.00
 9/96                 10,948.01                   10,318.50                        10,771.80
 9/97                 15,304.80                   14,424.78                        15,132.68
 9/98                 16,202.07                   15,270.45                        16,511.71
 9/99                 20,631.82                   19,445.49                        21,103.05
 9/00                 22,973.65                   21,652.66                        23,897.86
 9/01                 19,308.64                   18,198.40                        17,527.05
 9/02                 15,979.29                   15,060.48                        13,935.76
 9/03                 19,093.82                   17,995.93                        17,341.66
 9/04                 21,426.76                   20,194.72                        19,747.47
 9/05                 23,726.81                   22,362.52                        22,166.81
 3/06                 25,053.31                   23,612.74                        23,582.49

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED MARCH 31, 2006

                                                                     ENDING
                                                                   VALUE OF A
                      SIX          ONE         FIVE       TEN       $10,000
                     MONTHS        YEAR        YEAR      YEAR     INVESTMENT (A)
--------------------------------------------------------------------------------
GE Value Equity       5.59%        8.96%       3.39%     9.62%       $25,053
GE Value Equity
  W/LOAD             -0.48%        2.69%       2.17%     8.97%       $23,613
  MAXIMUM LOAD
  OF 5.75%
S&P 500 Index         6.39%       11.73%      3.97%      8.96%       $23,582

CLASS B SHARES

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]

                   GE VALUE EQUITY              S&P 500 INDEX
 03/31/96             10,000.00                   10,000.00
 9/96                 10,899.58                   10,771.80
 9/97                 15,132.58                   15,132.68
 9/98                 15,937.40                   16,511.71
 9/99                 20,187.69                   21,103.05
 9/00                 22,295.46                   23,897.86
 9/01                 18,607.13                   17,527.05
 9/02                 15,279.39                   13,935.76
 9/03                 18,092.49                   17,341.66
 9/04                 20,234.24                   19,747.47
 9/05                 22,406.29                   22,166.81
 3/06                 23,658.96                   23,582.49

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED MARCH 31, 2006

                                                                 ENDING
                                                               VALUE OF A
                      SIX        ONE         FIVE      TEN       $10,000
                     MONTHS      YEAR        YEAR      YEAR   INVESTMENT (A)
--------------------------------------------------------------------------------
GE Value Equity       5.22%      8.23%      2.60%     8.99%     $23,659
S&P 500 Index         6.39%     11.73%      3.97%     8.96%     $23,582

CLASS C SHARES


[LINE CHART OMITTED, PLOT POINTS FOLLOWS]

                    GE VALUE EQUITY              S&P 500 INDEX
 09/30/99             10,000.00                   10,000.00
 3/00                 11,275.85                   11,773.02
 9/00                 11,053.00                   11,324.36
 3/01                 10,167.71                    9,200.32
 9/01                  9,207.06                    8,305.46
 3/02                 10,221.47                    9,219.23
 9/02                  7,558.74                    6,603.67
 3/03                  7,793.32                    6,936.74
 9/03                  8,970.93                    8,217.61
 3/04                 10,063.07                    9,374.46
 9/04                  9,995.99                    9,357.64
 3/05                 10,684.20                   10,001.76
 9/05                 10,980.98                   10,504.08
 3/06                 11,556.36                   11,174.92

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED MARCH 31, 2006

                                                                ENDING
                                                              VALUE OF A
                     SIX        ONE        FIVE     SINCE       $10,000
                    MONTHS      YEAR       YEAR   INCEPTION   INVESTMENT (A)
--------------------------------------------------------------------------------
GE Value Equity      5.24%      8.16%      2.59%    2.25%       $11,556
S&P 500 Index        6.39%     11.73%      3.97%    1.72%       $11,175

CLASS Y SHARES

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]

                    GE VALUE EQUITY              S&P 500 INDEX
 01/05/98             10,000.00                   10,000.00
 9/98                 10,380.00                   10,609.12
 9/99                 13,270.42                   13,559.15
 9/00                 14,804.80                   15,354.87
 9/01                 12,481.33                   11,261.50
 9/02                 10,355.75                    8,954.02
 9/03                 12,390.12                   11,142.38
 9/04                 13,912.55                   12,688.16
 9/05                 15,430.03                   14,242.64
 3/06                 16,326.61                   15,152.24

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED MARCH 31, 2006

                                                                    ENDING
                                                                  VALUE OF A
                      SIX        ONE         FIVE       SINCE      $10,000
                    MONTHS       YEAR        YEAR     INCEPTION  INVESTMENT (A)
--------------------------------------------------------------------------------
GE Value Equity      5.81%       9.36%       3.59%      6.13%       $16,327
S&P 500 Index        6.39%      11.73%       3.97%      5.17%       $15,152

SEE NOTES TO PERFORMANCE BEGINNING ON PAGE 88 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GE VALUE EQUITY FUND
Schedule of Investments

                                                      March 31, 2006 (unaudited)

GE VALUE EQUITY FUND

PORTFOLIO COMPOSITION AS A % OF THE MARKET VALUE OF $56,794
(IN THOUSANDS) AS OF MARCH 31, 2006

[PIE CHART OMITTED, PLOT POINTS FOLLOWS]

FINANCIALS                     17.0%
INFORMATION TECHNOLOGY         14.5%
HEALTHCARE                     12.7%
INDUSTRIALS                    11.9%
CONSUMER STAPLES                9.9%
CONSUMER DISCRETIONARY          8.8%
ENERGY                          8.5%
SHORT-TERM                      5.6%
MATERIALS                       4.2%
TELECOMMUNICATION SERVICES      3.8%
UTILITIES                       3.1%




                                        NUMBER
                                      OF SHARES         VALUE

COMMON STOCK -- 95.7%+
--------------------------------------------------------------------------------


CONSUMER DISCRETIONARY -- 9.2%

Autozone, Inc.                            1,363    $      135,877(a)
Cablevision Systems Corp.
   (Class A)                             10,792           288,146(a)
Comcast Corp. (Class A)                   6,249           163,224(a)
Koninklijke Philips
   Electronics N.V. ADR                  15,271           513,869
Liberty Global Inc. (Series C)            5,908           116,683(a)
Liberty Global, Inc. (Series A)          4,4679             1,440(a)
Lowe's Companies, Inc.                    2,613           168,382
News Corp. (Class A)                     22,721           377,396
Omnicom Group, Inc.                       8,179           680,902
Ross Stores, Inc.                        12,269           358,132(j)
Starwood Hotels & Resorts
   Worldwide Inc.
   (Class B) (REIT)                       5,955           403,332
Target Corp.                              3,976           206,792
The Home Depot, Inc.                      8,293           350,794
Time Warner Inc.                         45,442           762,971
Viacom Inc. (Class B)                     9,543           370,268(a)
                                                        4,988,208

CONSUMER STAPLES -- 10.4%

Alberto-Culver Company                    4,908           217,081
Altria Group, Inc.                        1,156            81,914
Clorox Co.                               16,813         1,006,258







                                         NUMBER
                                       OF SHARES         VALUE

Diageo PLC ADR                            2,968    $      188,260(j)
General Mills, Inc.                       9,656           489,366
Kellogg Co.                              12,269           540,327
Kimberly-Clark Corp.                      8,520           492,456
PepsiCo, Inc.                            21,926         1,267,104(h)
Procter & Gamble Co.                     10,199           587,666
The Coca-Cola Co.                        18,404           770,576
                                                        5,641,008

ENERGY -- 8.9%

Amerada Hess Corp.                        2,499           355,858
Burlington Resources, Inc.                3,634           334,001
EnCana Corp.                              8,747           408,747(j)
Exxon Mobil Corp.                        37,830         2,302,334
Halliburton Co.                           4,317           315,227
Occidental Petroleum Corp.                5,112           473,627
Schlumberger Ltd.                         3,113           394,012
Transocean Inc.                           3,068           246,360(a)
                                                        4,830,166

FINANCIALS -- 17.2%

AFLAC Incorporated                        3,067           138,414
Allstate Corp.                           13,860           722,245(h)
American International
   Group, Inc.                           10,224           675,704
Bank of America Corp.                    30,673         1,396,848
BlackRock Inc. (Class A)                  1,818           254,520
Chubb Corp.                               6,248           596,309
Citigroup, Inc.                          20,903           987,249
Federal Home Loan
   Mortgage Corp.                        11,929           727,669
Federal National
   Mortgage Assoc.                        5,226           268,616
Mellon Financial Corp.                   19,200           683,520
Merrill Lynch &
   Company, Inc.                          6,476           510,050
Metlife, Inc.                             1,136            54,948
Morgan Stanley                           10,906           685,115
Principal Financial Group                   568            27,718
Prudential Financial, Inc.                4,715           357,444
State Street Corp.                        7,952           480,539(e)
SunTrust Banks, Inc.                      6,249           454,677
The Bank of New York
   Company, Inc.                          4,544           163,766
Wells Fargo & Co.                         2,386           152,394
                                                        9,337,745

HEALTHCARE -- 13.3%

Abbott Laboratories                      13,633           578,994
Aetna, Inc.                               4,999           245,651
Baxter International, Inc.                9,088           352,705
Eli Lilly & Co.                           7,498           414,639




See Notes to Schedules of Investments on page 90 and Notes to Financial Statements on page 120.

GE VALUE EQUITY FUND
Schedule of Investments

                                                      March 31, 2006 (unaudited)


                                          NUMBER
                                       OF SHARES          VALUE

GlaxoSmithKline PLC ADR                  12,359      $    646,499(j)
Johnson & Johnson                        16,131           955,278
Medco Health
   Solutions, Inc.                        8,520           487,514(a)
Novartis AG ADR                           7,839           434,594
Pfizer Inc.                              57,370         1,429,660
Quest Diagnostics Inc.                    7,952           407,938
UnitedHealth Group
   Incorporated                           7,384           412,470
Wyeth                                    17,381           843,326
                                                        7,209,268

INDUSTRIALS -- 10.0%

ABB Ltd. ADR                             30,673           384,946(a,j)
Burlington Northern
   Santa Fe Corp.                         5,226           435,483
Cooper Industries Ltd.                    3,976           345,514
CSX Corp.                                 1,363            81,507
Deere & Co.                               9,656           763,307
Eaton Corp.                               9,770           712,917
General Dynamics Corp.                    7,044           450,675
Honeywell International Inc.              2,727           116,634
ITT Industries, Inc.                      2,839           159,609
Northrop Grumman Corp.                    9,998           682,763
Rockwell Collins, Inc.                    2,840           160,034
Textron Inc.                              2,840           265,228
3M Co.                                    1,861           140,859
Tyco International Ltd.                   9,088           244,285
United Technologies Corp.                 7,952           460,977
Waste Management, Inc.                      795            28,080
                                                        5,432,818

INFORMATION TECHNOLOGY -- 15.1%

Analog Devices, Inc.                     16,359           626,386(h)
Applied Materials, Inc.                  11,360           198,914
Cisco Systems, Inc.                      35,785           775,461(a)
Dell, Inc.                                1,731            51,515(a)
EMC Corporation                           6,700            91,321(a)
First Data Corp.                         23,857         1,116,985
Hewlett-Packard Co.                       8,954           294,587
Intel Corp.                              21,585           417,670
International Business
   Machines Corp.                        14,314         1,180,476
Microsoft Corp.                          67,253         1,829,954
Novell, Inc.                             14,889           114,348(a)
Oracle Corp.                             76,683         1,049,790(a)
Sun Microsystems, Inc.                   42,436           217,697(a)
Xerox Corp.                              15,905           241,756(a,j)
                                                        8,206,860




                                          NUMBER
                                        OF SHARES         VALUE

MATERIALS -- 4.3%

Air Products & Chemicals, Inc.            7,952     $     534,295
Alcoa, Inc.                               4,545           138,895
Barrick Gold Corp.                       11,360           309,446
Dow Chemical Co.                          7,318           297,111
Freeport-McMoRan Copper &
   Gold Inc. (Class B)                    9,241           552,335
Monsanto Co.                              2,045           173,314
Newmont Mining Corp.                      3,863           200,451
Weyerhaeuser Co.                          2,159           156,376
                                                        2,362,223

TELECOMMUNICATION SERVICES -- 4.0%

Alltel Corp.                              9,088           588,448
Sprint Corporation                       18,404           475,559
Verizon Communications Inc.              23,857           812,569(h)
Vodafone Group PLC ADR                   13,632           284,909
                                                        2,161,485

UTILITIES -- 3.3%

American Electric Power
   Company, Inc.                          6,817           231,914
Constellation Energy
   Group, Inc.                           10,224           559,355
Dominion Resources, Inc.                  5,339           368,551
Entergy Corp.                             5,225           360,212
PG&E Corp.                                6,818           265,220(j)
                                                        1,785,252

TOTAL COMMON STOCK
   (COST $45,437,468)                                  51,955,033



--------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS -- 3.0%
--------------------------------------------------------------------------------

Financial Select Sector
   SPDR Fund                              9,723           316,484(p)
Industrial Select Sector
   SPDR Fund                             39,177         1,324,183(p)

TOTAL EXCHANGE TRADED FUNDS
   (COST $1,309,340)                                    1,640,667


TOTAL INVESTMENTS IN SECURITIES
   (COST $46,746,808)                                  53,595,700



See Notes to Schedules of Investments on page 90 and Notes to Financial Statements on page 120.

GE VALUE EQUITY FUND
Schedule of Investments

                                                      March 31, 2006 (unaudited)




                                         NUMBER
                                      OF SHARES         VALUE


SHORT-TERM INVESTMENTS -- 5.9%
--------------------------------------------------------------------------------


SHORT-TERM INVESTMENTS -- 1.4%

GEI Short Term Investment Fund
   4.87%                                745,808       $   745,808(d,l)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN -- 4.5%

State Street Navigator Securities
   Lending Prime Portfolio
   4.76%                              2,452,250         2,452,250(d,e)

TOTAL SHORT-TERM INVESTMENTS
   (COST $3,198,058)                                    3,198,058


TOTAL INVESTMENTS
   (COST $49,944,866)                                  56,793,758


LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET -- (4.6)%                                       (2,479,670)
                                                      -----------

NET ASSETS -- 100.0%                                  $54,314,088
                                                      ===========



--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

The GE Value Equity Fund had the following long futures contracts open at March 31, 2006 (unaudited):

                                 NUMBER      CURRENT
                   EXPIRATION      OF       NOTIONAL      UNREALIZED
DESCRIPTION           DATE      CONTRACTS     VALUE      DEPRECIATION
--------------------------------------------------------------------------------
S&P 500 Index
Futures             June 2006       1        $325,825      $(3,550)
--------------------------------------------------------------------------------


See Notes to Schedules of Investments on page 90 and Notes to Financial Statements on page 120.

GE Small-Cap Equity Fund                                                     Q&A

GE SMALL-CAP EQUITY FUND (FORMERLY GE SMALL-CAP VALUE EQUITY FUND) IS MANAGED BY JACK FEILER, JEFFREY SCHWARTZ AND DENNISON T. "DAN" VERU, MEMBERS OF THE PALISADE CAPITAL MANAGEMENT, LLC ("PALISADE") INVESTMENT POLICY COMMITTEE.

PALISADE HAS A HISTORY OF MANAGING SMALL-CAP EQUITY PORTFOLIOS AND FOR SEVERAL YEARS HAS PROVIDED PENSION FUND SERVICES TO GE. PALISADE TRANSLATES ITS EXPERIENCE FROM VARIOUS INSTITUTIONAL AND PRIVATE ACCOUNTS TO MUTUAL FUND PORTFOLIOS IT SUB-ADVISES FOR GE ASSET MANAGEMENT. PALISADE HAS MANAGED THE SMALL-CAP EQUITY FUND SINCE ITS INCEPTION. SEE PORTFOLIO MANAGERS' BIOGRAPHICAL INFORMATION BEGINNING ON PAGE 138.


Q. HOW DID THE GE SMALL-CAP EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2006?

A. For the six-month period ended March 31, 2006, the GE Small-Cap Equity Fund returned 14.12% for Class A shares, 13.68% for Class B shares, 13.65% for Class C shares, and 14.25% for Class Y shares. The Russell 2000 Index, the Fund's benchmark, returned 15.22% and the Fund's Lipper peer group of 651 Small-Cap Core Funds returned an average of 13.44% for the same period.

Q.  WHAT MARKET CONDITIONS IMPACTED FUND PERFORMANCE?

A. The first quarter's market performance was outstanding. Equity investors evaluated the lower-than-expected earnings reports in light of the continuing damage assessment from last year's Hurricane disasters and held on to the sharp gains of the new year. Despite the performance leadership throughout the first quarter of lower-quality, higher-volatility companies, the Fund achieved a solid return while remaining invested in companies with greater consistent earnings growth, high return-on-invested capital, and increasing free cash flow generation.

Q. WHAT INVESTMENT STRATEGIES AND TECHNIQUES EMPLOYED BY THE FUND IMPACTED PERFORMANCE?

A. Sector allocation contributed 10 bps net of cash over the last six-months. The Fund's holdings in the Consumer Discretionary sector declined 2.2% during the period and trailed the Index's sector return. The Fund's holdings in Technology gained 12.1% but lagged the Index's sector return. Our positions in the Financial Services, Health Care, and Industrials Sectors gained 17.2%, 15.4%, and 29.7% respectively, and readily surpassed the respective returns achieved by the Index's sectors. Strong stock selection combined with disciplined buying and selling continues to be imperative to Fund performance.

Q.  WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND DURING THE PERIOD?

A. The most significant changes in sector allocation include reductions in the Consumer Discretionary and Health Care sectors and increases in the Industrial sector. Continued rate increases by the Federal Reserve to stem inflationary pressure impeded the buying power of most consumers in the last six months. We slightly scaled back our exposure to the Health Care sector. We added a few new stocks to the Industrials sector but most of the increase in allocation was due to market appreciation.

GE Small-Cap Equity Fund

                                              Understanding Your Fund's Expenses


As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses including sales charges on purchase payments, reinvested dividends (or other distributions), and redemption fees directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, distribution and service fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended March 31, 2006.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.



OCTOBER 1, 2005 - MARCH 31, 2006

------------------------------------------------------------------------------------------------------------------------------------
                               ACCOUNT VALUE AT THE               ACCOUNT VALUE AT THE                  EXPENSES PAID
                            BEGINNING OF THE PERIOD ($)           END OF THE PERIOD ($)            DURING THE PERIOD ($)*

------------------------------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN**
------------------------------------------------------------------------------------------------------------------------------------
     Class A                         1,000.00                           1,141.24                             6.17

     Class B                         1,000.00                           1,136.84                            10.05

     Class C                         1,000.00                           1,136.52                            10.05

     Class Y                         1,000.00                           1,142.54                             4.87

------------------------------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (2.5% FOR THE PERIOD)
------------------------------------------------------------------------------------------------------------------------------------

     Class A                         1,000.00                           1,018.85                             5.96

     Class B                         1,000.00                           1,015.18                             9.71

     Class C                         1,000.00                           1,015.18                             9.71

     Class Y                         1,000.00                           1,020.07                             4.70
------------------------------------------------------------------------------------------------------------------------------------

 * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 1.18% FOR CLASS A, 1.93% FOR CLASS B, 1.93% FOR CLASS C, AND 0.93% FOR CLASS Y, (FROM PERIOD OCTOBER 1, 2005 - MARCH 31, 2006), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/365 (TO REFLECT THE SIX-MONTH PERIOD).
** ACTUAL FUND RETURNS FOR SIX-MONTH PERIOD ENDED MARCH 31, 2006 WERE AS
   FOLLOWS: 14.12% FOR CLASS A SHARES, 13.68% FOR CLASS B SHARES, 13.65% FOR CLASS C SHARES, AND 14.25% FOR CLASS Y SHARES.

GE Small-Cap Equity Fund


--------------------------------------------------------------------------------
TEN LARGEST HOLDINGS
AS OF MARCH 31, 2006
as a % of Market Value
--------------------------------------------------------------------------------
Manitowoc Co.                             3.25%
--------------------------------------------------------------------------------
Genesee & Wyoming Inc. (Class A)          2.81%
--------------------------------------------------------------------------------
Oshkosh Truck Corp.                       2.67%
--------------------------------------------------------------------------------
Centene Corp.                             2.41%
--------------------------------------------------------------------------------
DRS Technologies, Inc.                    2.16%
--------------------------------------------------------------------------------
Oil States International, Inc.            2.07%
--------------------------------------------------------------------------------
Jones Lang LaSalle Inc.                   1.98%
--------------------------------------------------------------------------------
Federal Realty Investment
Trust (REIT)                              1.95%
--------------------------------------------------------------------------------
Commercial Metals Co.                     1.80%
--------------------------------------------------------------------------------
Harsco Corp.                              1.78%
--------------------------------------------------------------------------------


INVESTMENT PROFILE

A mutual fund designed for investors who seek long-term growth of capital by investing at least 80% of its net assets in equity securities of small-cap companies under normal market conditions. The Fund invests primarily in small-cap companies that the portfolio managers believe are undervalued by the market but have solid growth prospects.

LIPPER PERFORMANCE COMPARISON
Small Cap Core Peer Group
Based on average annual total returns for the periods ended 3/31/06

                                SIX         ONE        FIVE
                               MONTHS      YEAR        YEAR
--------------------------------------------------------------------------------
Number of Funds in
peer group:                      651        626         373
--------------------------------------------------------------------------------
Peer group average
annual total return:           13.44%      23.41%     13.33%
--------------------------------------------------------------------------------


CHANGE IN VALUE OF A $10,000 INVESTMENT

CLASS A SHARES+

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]

                  GE SMALL-CAP EQUITY              WITH LOAD                   RUSSELL 2000 INDEX
 09/30/98             10,000.00                    9,425.00                        10,000.00
 3/99                 10,437.88                    9,837.70                        10,994.64
 9/99                 12,227.80                   11,524.71                        11,898.08
 3/00                 15,936.76                   15,020.40                        15,090.96
 9/00                 15,626.53                   14,728.01                        14,699.33
 3/01                 15,813.30                   14,904.04                        12,797.04
 9/01                 16,361.05                   15,420.29                        11,591.04
 3/02                 19,269.55                   18,161.55                        14,603.73
 9/02                 15,882.86                   14,969.60                        10,524.54
 3/03                 14,624.95                   13,784.02                        10,673.24
 9/03                 17,514.00                   16,506.94                        14,371.94
 3/04                 21,218.62                   19,998.55                        17,486.04
 9/04                 20,555.10                   19,373.19                        17,069.51
 3/05                 22,803.41                   21,492.21                        18,432.54
 9/05                 24,844.80                   23,416.22                        20,124.55
 3/06                 28,353.91                   26,723.56                        23,188.11

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED MARCH 31, 2006



                                                                    ENDING
                                                                  VALUE OF A
                  SIX         ONE          FIVE      SINCE         $10,000
                 MONTHS      YEAR          YEAR    INCEPTION    INVESTMENT (A)
--------------------------------------------------------------------------------
GE Small-Cap
  Equity         14.12%      24.34%       12.39%     14.90%        $28,354
GE Small-Cap
  Equity
  W/LOAD          7.56%      17.19%       11.06%     14.00%        $26,724
  MAXIMUM LOAD
  OF 5.75%
Russell 2000
  Index          15.22%      25.81%       12.63%     11.87%        $23,188

CLASS C SHARES

[LINE CHART OMITTED PLOT POINTS FOLLOWS]

                  GE SMALL-CAP EQUITY         RUSSELL 2000 INDEX
 09/30/99              10,000.00                   10,000.00
 3/00                  12,979.49                   12,683.52
 9/00                  12,676.77                   12,354.36
 3/01                  12,791.83                   10,755.54
 9/01                  13,174.41                    9,741.94
 3/02                  15,468.70                   12,274.02
 9/02                  12,696.65                    8,845.58
 3/03                  11,647.15                    8,970.55
 9/03                  13,905.86                   12,079.21
 3/04                  16,780.57                   14,696.52
 9/04                  16,187.38                   14,346.44
 3/05                  17,901.84                   15,492.02
 9/05                  19,427.64                   16,914.11
 3/06                  22,079.86                   19,488.94

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED MARCH 31, 2006

                                                                   ENDING
                                                                 VALUE OF A
                      SIX         ONE       FIVE      SINCE        $10,000
                     MONTHS       YEAR      YEAR   INCEPTION    INVESTMENT (A)
--------------------------------------------------------------------------------
GE Small-Cap
  Equity             13.65%      23.34%     11.54%    12.96%      $22,080
Russell 2000
   Index             15.22%      25.81%     12.63%    10.81%      $19,489

CLASS Y SHARES

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]

                 GE SMALL-CAP  EQUITY         RUSSELL 2000 INDEX
 09/30/98             10,000.00                   10,000.00
 3/99                 10,442.17                   10,994.64
 9/99                 12,252.95                   11,898.08
 3/00                 15,984.18                   15,090.96
 9/00                 15,696.90                   14,699.33
 3/01                 15,918.92                   12,797.04
 9/01                 16,478.53                   11,591.04
 3/02                 19,437.13                   14,603.73
 9/02                 16,031.47                   10,524.54
 3/03                 14,785.51                   10,673.24
 9/03                 17,734.30                   14,371.94
 3/04                 21,513.74                   17,486.04
 9/04                 20,863.07                   17,069.51
 3/05                 23,186.16                   18,432.54
 9/05                 25,289.68                   20,124.55
 3/06                 28,894.50                   23,188.11

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED MARCH 31, 2006

                                                                  ENDING
                                                                VALUE OF A
                    SIX        ONE         FIVE      SINCE        $10,000
                   MONTHS      YEAR        YEAR    INCEPTION   INVESTMENT (A)
--------------------------------------------------------------------------------
GE Small-Cap
  Equity           14.25%     24.62%      12.66%     15.19%       $28,895
Russell 2000
   Index           15.22%     25.81%      12.63%     11.87%       $23,188

SEE NOTES TO PERFORMANCE BEGINNING ON PAGE 88 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GE SMALL-CAP EQUITY FUND
Schedule of Investments

                                                      March 31, 2006 (unaudited)

GE SMALL-CAP EQUITY FUND

PORTFOLIO COMPOSITION AS A % OF THE MARKET VALUE OF $120,462
(IN THOUSANDS) AS OF MARCH 31, 2006

[PIE CHART OMITTED, PLOT POINTS FOLLOWS]

Industrials                               23.1%
Short-Term                                17.4%
Financials                                16.2%
Information Technology                    12.3%
Healthcare                                 9.9%
Consumer Discretionary                     9.4%
Energy                                     6.9%
Materials                                  2.6%
Consumer Staples                           1.8%
Utilities                                  0.4%




                                          NUMBER
                                        OF SHARES         VALUE

COMMON STOCK -- 97.6%
--------------------------------------------------------------------------------


CONSUMER DISCRETIONARY -- 11.1%

American Eagle Outfitters                33,800   $     1,009,268(j)
Arbitron, Inc.                           30,900         1,045,038
Brinker International, Inc.              21,200           895,700
Escala Group Inc.                        20,100           526,419(a,j)
Finish Line (Class A)                    68,500         1,126,825
Interactive Data Corp.                   61,700         1,449,950
Meritage Homes Corp.                     19,100         1,049,736(a)
RARE Hospitality
   International, Inc.                    9,200           320,436(a)
Standard-Pacific Corp.                   10,700           359,734
The Talbots, Inc.                        28,800           773,856(j)
The Warnaco Group, Inc.                  29,600           710,400(a)
Timberland Co. (Class A)                 37,700         1,290,471(a)
Triarc Companies, Inc. (Class B)         45,000           786,600(j)
                                                       11,344,433

CONSUMER STAPLES -- 2.1%

Central European
   Distribution Corp.                    22,400           861,280(a,j)
Smithfield Foods, Inc.                   44,600         1,308,564(a)
                                                        2,169,844

ENERGY -- 8.2%

Chesapeake Energy Corp.                  62,200         1,953,702(j)
Dril-Quip Inc.                            6,500           460,525(a)
Hydril Company                           17,900         1,395,305(a)






                                          NUMBER
                                       OF SHARES         VALUE




Oil States International, Inc.           67,800   $     2,498,430(a)
St. Mary Land &
   Exploration Co.                       50,100         2,045,583(j)
                                                        8,353,545

FINANCIALS -- 19.1%

American Equity Investment
   Life Holding Company                  28,800           412,992(j)
BioMed Realty Trust, Inc. (REIT)         57,600         1,707,264
Cullen/Frost Bankers, Inc.               23,600         1,268,500
Federal Realty Investment
   Trust (REIT)                          31,200         2,346,240
HCC Insurance Holdings, Inc.             54,800         1,907,040
Hilb Rogal & Hobbs Co.                   34,000         1,401,480
Jones Lang LaSalle Inc.                  31,200         2,388,048
Omega Healthcare
   Investors, Inc. (REIT)                82,800         1,160,856
Raymond James Financial, Inc.            62,775         1,855,629
Sandy Spring Bancorp, Inc.               17,200           653,428(j)
Sky Financial Group, Inc.                23,800           630,700
Sterling Bancorp                         21,957           452,314(j)
W Holding Company, Inc.                 100,995           794,831(j)
Webster Financial Corp.                  26,900         1,303,574
Westamerica Bancorporation               22,400         1,163,008(j)
                                                       19,445,904

HEALTHCARE -- 11.7%

Centene Corp.                            99,700         2,908,249(a,h)
Computer Programs and
   Systems, Inc.                         40,900         2,045,000(j)
Immunicon Corp.                          32,200           129,766(a,j)
KV Pharmaceutical Co.
   (Class A)                             16,000           385,920(a,j)
Medical Action Industries Inc.           30,900           741,291(a)
Molina Healthcare, Inc.                   6,900           230,943(a,j)
Noven Pharmaceuticals Inc.               60,300         1,086,003(a,j)
Salix Pharmaceuticals Ltd.               30,400           501,904(a)
The Cooper Companies, Inc.               25,200         1,361,556
Thoratec Corp.                           50,500           973,135(a)
Varian, Inc.                             38,400         1,581,312(a)
                                                       11,945,079

INDUSTRIALS -- 27.3%

ADESA, Inc.                              72,400         1,935,976
Comfort Systems USA, Inc.                50,200           677,700
DRS Technologies, Inc.                   47,400         2,600,838
EDO Corp.                                20,000           617,000(j)
Genesee & Wyoming Inc.
   (Class A)                            110,231         3,381,872(a)
Harsco Corp.                             26,000         2,148,120
Herman Miller Inc.                       14,200           460,222
Intermagnetics General Corp.             46,674         1,169,184(a,j)
Manitowoc Co.                            42,900         3,910,335
Mine Safety Appliances Co.               18,600          781,200(j)



See Notes to Schedules of Investments on page 90 and Notes to Financial Statements on page 120.

GE SMALL-CAP EQUITY FUND
Schedule of Investments

                                                      March 31, 2006 (unaudited)




                                         NUMBER
                                       OF SHARES         VALUE

Mueller Industries, Inc.                 32,700   $     1,167,063
NCI Building Systems, Inc.                  700            41,839(a,j)
Old Dominion Freight Line                15,900           428,505(a)
Oshkosh Truck Corp.                      51,700         3,217,808
Quanta Services, Inc.                    61,900           991,638(a,j)
RailAmerica, Inc.                        27,000           287,820(a,j)
Teledyne Technologies Inc.               42,600         1,516,560(a)
TeleTech Holdings Inc.                   94,000         1,044,340(a,j)
Woodward Governor Co.                    45,000         1,496,250
                                                       27,874,270

INFORMATION TECHNOLOGY -- 14.6%

Blackbaud, Inc.                          68,600         1,453,634
Bottomline Technologies, Inc.            11,100           152,403(a,j)
Digital Insight Corp.                    14,400           524,160(a)
Intergraph Corp.                         38,000         1,583,080(a)
Itron, Inc.                               9,800           586,530(a)
Lipman Electronic
   Engineering Ltd.                      12,800           348,160(a)
Manhattan Associates, Inc.               31,300           688,600(a)
Micros Systems, Inc.                     46,000         2,119,220(a)
Mobility Electronics, Inc.               93,100           775,523(a,j)
MoneyGram International, Inc.            54,200         1,665,024
Parametric Technology Corp.             110,580         1,805,771(a)
Photon Dynamics, Inc.                    39,200           735,000(a)
Plantronics, Inc.                        19,900           705,057(j)
Semtech Corp.                            41,100           735,279(a)
The BISYS Group, Inc.                     6,900            93,012(a)
TNS, Inc.                                11,700           247,806(a)
Websense, Inc.                           22,800           628,824(a)
                                                       14,847,083

MATERIALS -- 3.0%

Commercial Metals Co.                    40,600         2,171,694
Packaging Corporation
   of America                            39,900           895,356
                                                        3,067,050

UTILITIES -- 0.5%

IDACORP, Inc.                            15,700           510,564(j)

TOTAL INVESTMENTS IN SECURITIES
   (COST $69,177,009)                                  99,557,772





                                        NUMBER
                                     OF SHARES         VALUE

SHORT-TERM INVESTMENTS -- 20.5%
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 2.2%

GEI Short Term Investment Fund
   4.87%                              2,203,619   $     2,203,619(d,l)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN -- 18.3%

State Street Navigator Securities
   Lending Prime Portfolio
   4.76%                             18,700,528    18,700,528(d,e)

TOTAL SHORT-TERM INVESTMENTS
   (COST $20,904,147)                                  20,904,147


TOTAL INVESTMENTS
   (COST $90,081,156)                                 120,461,919


LIABILITIES IN EXCESS OF OTHER
   ASSETS, NET -- (18.1)%                             (18,459,880)
                                                    -------------

NET ASSETS -- 100.0%                                 $102,002,039
                                                    =============



See Notes to Schedules of Investments on page 90 and Notes to Financial Statements on page 120.

GE Global Equity Fund                                                        Q&A

THE GE GLOBAL EQUITY FUND IS CO-MANAGED BY ROBERT A. JASMINSKI AND DAIZO MOTOYOSHI. MESSRS. JASMINSKI AND MOTOYOSHI EACH INDEPENDENTLY MANAGE APPROXIMATELY ONE-HALF OF THE PORTFOLIO; HOWEVER, THEY OPERATE AS A COLLABORATIVE TEAM AND INFORM EACH OTHER OF TRADES. MR. MOTOYOSHI HAS OVERSIGHT AUTHORITY OVER MR. JASMINSKI'S PORTION OF THE PORTFOLIO. SEE PORTFOLIO MANAGERS' BIOGRAPHICAL INFORMATION BEGINNING ON PAGE 138.

Q. HOW DID THE GE GLOBAL EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2006?

A. For the six-month period ended March 31, 2006, the GE Global Equity Fund returned 15.70% for Class A shares, 15.30% for Class B shares, 15.25% for Class C shares, and 15.86% for Class Y shares. The MSCI World Index, the Fund's benchmark, returned 9.86% and the Fund's Lipper peer group of 63 Global Large-Cap Core Funds returned an average of 9.42% for the same period.

Q. WHY DID THE FUND OUT-PERFORM ITS BENCHMARK FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2006?

A. The Fund's out-performance was driven by solid stock selection across most sectors. Most notably, stock selection in the energy, financials, and materials sectors were the largest positive contributors to performance. On a regional basis, selection in Japan and the US were the largest positive contributors.

Q.  WHICH STOCKS HAVE PERFORMED WELL? WHICH HAVE NOT PERFORMED WELL?

A. A few of the top performing stocks held inthe Fund includes Schlumberger, Mitsubishi Estate, and Capitaland. Schlumberger is a leader in the oil services industry, and provides services and equipment to the oil industry enabling the oil companies to more efficiently extract the natural resource from beneath the earth's surface. Mitsubishi Estate is a Japanese property company whose assets benefited from rising property values in Japan. Similarly, Capitaland, a leading property company in Singapore, performed well due to the government's effort to attract international investment. Stocks that had not performed well over the past six-months were Jupiter Telecom and Dominion Resources. Jupiter Telecom is a Japanese media company. It is the first company to offer the "triple play", or bundling of internet, cable, and telephone, to the Japanese consumer. The volatility in its share price had been driven by concerns that subscription rates were not meeting expectations. Dominion Resources is a U.S. utility company that generates, transmits, distributes and sells electric energy to various markets on the east coast. Its stock suffered recently due to concerns regarding the company's ability to pass on higher operating costs to its customers.

Q.  WHAT WERE THE MAJOR BUYS AND SELLS DURING THE PERIOD?

A. Two new securities that were purchased during the period are Nexen, a Canadian oil sands company, and Sekisui Chemical, a Japanese homebuilder. Nexen has major oil sands projects in development and uses a leading edge technology to produce oil assets. We believe that the company is attractively valued because of investor skepticism regarding the company's ability to profitably bring its oil assets to market and the current high oil prices. Sekisui Chemical is a homebuilder in Japan. It offers "zero utility" house, which is a house that derives its energy needs from solar panels installed on roofs of houses. Any excess electricity produced would be sold back to the grid, which allows consumers not only to have zero utility costs, but also offers the potential to make money. We added Sekisui Chemical to our holdings because of its differentiated product. We eliminated our position in Smith's Group, a UK industrial, because we believed that the stock had reached fair value and the company's management had indicated that it would increase capital expenditure to meet the needs of its client base.

[PHOTO OMITTED]

PICTURED TO THE LEFT:
DAIZO MOTOYOSHI

GE Global Equity Fund

                                              Understanding Your Fund's Expenses


As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses including sales charges on purchase payments, reinvested dividends (or other distributions), and redemption fees directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, distribution and service fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended March 31, 2006.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.



OCTOBER 1, 2005 - MARCH 31, 2006

------------------------------------------------------------------------------------------------------------------------------------
                               ACCOUNT VALUE AT THE               ACCOUNT VALUE AT THE                  EXPENSES PAID
                            BEGINNING OF THE PERIOD ($)           END OF THE PERIOD ($)            DURING THE PERIOD ($)*

------------------------------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN**
------------------------------------------------------------------------------------------------------------------------------------

     Class A                         1,000.00                           1,156.97                             7.74

     Class B                         1,000.00                           1,153.01                            11.72

     Class C                         1,000.00                           1,152.51                            11.68

     Class Y                         1,000.00                           1,158.55                             6.41

------------------------------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (2.5% FOR THE PERIOD)
------------------------------------------------------------------------------------------------------------------------------------

     Class A                         1,000.00                           1,017.55                             7.29

     Class B                         1,000.00                           1,013.87                            11.04

     Class C                         1,000.00                           1,013.89                            11.03

     Class Y                         1,000.00                           1,018.78                             6.03
------------------------------------------------------------------------------------------------------------------------------------

 * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 1.45% FOR CLASS A, 2.20% FOR CLASS B, 2.20% FOR CLASS C, AND 1.20% FOR CLASS Y, (FROM PERIOD OCTOBER 1, 2005 - MARCH 31, 2006), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/365 (TO REFLECT THE SIX-MONTH PERIOD).
** ACTUAL FUND RETURNS FOR SIX-MONTH PERIOD ENDED MARCH 31, 2006 WERE AS
   FOLLOWS: 15.70% FOR CLASS A SHARES, 15.30% FOR CLASS B SHARES, 15.25% FOR CLASS C SHARES, AND 15.86% FOR CLASS Y SHARES.

GE Global Equity Fund


--------------------------------------------------------------------------------
TEN LARGEST HOLDINGS
AS OF MARCH 31, 2006
as a % of Market Value
--------------------------------------------------------------------------------
Schlumberger Ltd.                  2.63%
--------------------------------------------------------------------------------
Sandvik AB                         2.31%
--------------------------------------------------------------------------------
BHP Billiton PLC                   2.19%
--------------------------------------------------------------------------------
Monsanto Co.                       2.08%
--------------------------------------------------------------------------------
Toyota Motor Corp.                 2.07%
--------------------------------------------------------------------------------
Microsoft Corp.                    1.88%
--------------------------------------------------------------------------------
UniCredito Italiano S.p.A.         1.81%
--------------------------------------------------------------------------------
Praxair, Inc.                      1.73%
--------------------------------------------------------------------------------
Bank of America Corp.              1.63%
--------------------------------------------------------------------------------
United Technologies Corp.          1.58%
--------------------------------------------------------------------------------



INVESTMENT PROFILE

A mutual fund designed for investors who seek long-term growth of capital by investing at least 80% of its net assets in equity securities under normal market conditions. The Fund invests in companies in developed and developing countries, including the United States.

LIPPER PERFORMANCE
COMPARISON
Global Funds Peer Group

Based on average annual total returns for the periods ended 3/31/06

                      SIX      ONE         FIVE       TEN
                     MONTHS    YEAR        YEAR       YEAR
------------------------------------------------------------
Number of
Funds in
peer group:          63        63           45          21
------------------------------------------------------------
Peer group
average annual
total return:       9.42%    18.16%       4.57%       7.15%
------------------------------------------------------------


CHANGE IN VALUE OF A $10,000 INVESTMENT

CLASS A SHARES+

[LINE CHART OMITTED PLOT POINTS FOLLOWS]

                   GE GLOBAL EQUITY                WITH LOAD                       MSCIW INDEX
 03/31/96             10,000.00                    9,425.00                        10,000.00
 9/96                 10,551.85                    9,945.12                        10,426.77
 9/97                 12,537.21                   11,816.32                        12,940.79
 9/98                 11,176.11                   10,533.48                        12,958.38
 9/99                 15,299.53                   14,419.81                        16,777.69
 9/00                 17,510.10                   16,503.27                        18,146.75
 9/01                 12,837.10                   12,098.96                        13,028.63
 9/02                 10,411.85                    9,813.17                        10,529.54
 9/03                 12,552.40                   11,830.63                        13,203.64
 9/04                 14,187.65                   13,371.86                        15,460.96
 9/05                 16,553.08                   15,601.27                        18,387.09
 3/06                 19,151.40                   18,050.19                        20,200.83

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED MARCH 31, 2006

                                                                    ENDING
                                                                  VALUE OF A
                         SIX          ONE         FIVE    TEN       $10,000
                        MONTHS        YEAR        YEAR    YEAR    INVESTMENT (A)
--------------------------------------------------------------------------------
GE Global Equity        15.70%       23.50%       5.19%    6.71%     $19,151
GE Global Equity
  W/LOAD                 9.04%       16.40%       3.95%    6.08%     $18,050
  MAXIMUM LOAD
  OF 5.75%
MSCI World Index         9.86%       18.02%       6.37%    7.28%     $20,201

CLASS B SHARES

[LINE CHART OMITTED PLOT POINTS FOLLOWS]

                   GE GLOBAL EQUITY               MSCIW INDEX
 03/31/96              10,000.00                   10,000.00
 9/96                  10,509.37                   10,426.77
 9/97                  12,392.37                   12,940.79
 9/98                  10,974.57                   12,958.38
 9/99                  14,909.30                   16,777.69
 9/00                  16,931.65                   18,146.75
 9/01                  12,319.67                   13,028.63
 9/02                  9,960.52                    10,529.54
 9/03                  12,008.28                   13,203.64
 9/04                  13,572.65                   15,460.96
 9/05                  15,835.54                   18,387.09
 3/06                  18,321.23                   20,200.83

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED MARCH 31, 2006

                                                                      ENDING
                                                                    VALUE OF A
                        SIX         ONE          FIVE       TEN       $10,000
                       MONTHS       YEAR         YEAR       YEAR  INVESTMENT (A)
--------------------------------------------------------------------------------
GE Global Equity       15.30%      22.63%        4.41%      6.24%    $18,321
MSCI World Index        9.86%      18.02%        6.37%      7.28%    $20,201

CLASS C SHARES

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]

                   GE GLOBAL EQUITY               MSCIW INDEX
 09/30/99             10,000.00                   10,000.00
 3/00                 12,562.24                   11,806.73
 9/00                 11,356.44                   10,816.00
 3/01                  9,606.41                    8,842.64
 9/01                  8,259.17                    7,765.45
 3/02                  9,021.63                    8,461.30
 9/02                  6,648.92                    6,275.92
 3/03                  6,718.23                    6,413.90
 9/03                  8,019.22                    7,869.76
 3/04                  9,256.23                    9,227.84
 9/04                  9,000.30                    9,215.19
 3/05                  9,800.09                   10,202.04
 9/05                 10,418.59                   10,959.25
 3/06                 12,007.51                   12,040.29

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED MARCH 31, 2006

                                                                  ENDING
                                                               VALUE OF A
                        SIX        ONE        FIVE   SINCE       $10,000
                      MONTHS       YEAR       YEAR  INCEPTION  INVESTMENT (A)
--------------------------------------------------------------------------------
GE Global Equity      15.25%      22.52%      4.56%    2.85%      $12,008
MSCI World Index       9.86%      18.02%      6.37%    2.90%      $12,040

CLASS Y SHARES

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]

                   GE GLOBAL EQUITY               MSCIW INDEX
 03/31/96             10,000.00                   10,000.00
 9/96                 10,565.04                   10,426.77
 9/97                 12,587.08                   12,940.79
 9/98                 11,253.68                   12,958.38
 9/99                 15,439.58                   16,777.69
 9/00                 17,716.60                   18,146.75
 9/01                 13,021.21                   13,028.63
 9/02                 10,592.78                   10,529.54
 9/03                 12,803.44                   13,203.64
 9/04                 14,507.36                   15,460.96
 9/05                 16,971.18                   18,387.09
 3/06                 19,662.01                   20,200.83

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED MARCH 31, 2006

                                                                    ENDING
                                                                  VALUE OF A
                        SIX          ONE          FIVE    TEN      $10,000
                       MONTHS        YEAR         YEAR    YEAR   INVESTMENT (A)
--------------------------------------------------------------------------------
GE Global Equity       15.86%       23.88%       5.47%     6.99%    $19,662
MSCI World Index        9.86%       18.02%       6.37%     7.28%    $20,201

SEE NOTES TO PERFORMANCE BEGINNING ON PAGE 88 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GE GLOBAL EQUITY FUND
Schedule of Investments

                                                      March 31, 2006 (unaudited)

GE GLOBAL EQUITY FUND

PORTFOLIO COMPOSITION AS A % OF THE MARKET VALUE OF $71,477
(IN THOUSANDS) AS OF MARCH 31, 2006

[PIE CHART OMITTED, PLOT POINTS FOLLOWS]

UNITED STATES                 49.9%
CONTINENTAL EUROPE            17.8%
JAPAN                         12.4%
UNITED KINGDOM                 7.6%
CANADA                         4.6%
PACIFIC RIM                    2.8%
LATIN AMERICA                  2.7%
EMERGING ASIA                  1.8%
EMERGING EUROPE                0.4%




                                          NUMBER
                                        OF SHARES         VALUE

COMMON STOCK -- 94.2%+
--------------------------------------------------------------------------------


AUSTRALIA -- 0.7%

Energy Resources of
   Australia Ltd.                        40,670    $      420,786

BRAZIL -- 1.2%

Petroleo Brasileiro S.A. ADR              8,831           705,155(a)

CANADA -- 5.5%

Barrick Gold Corp.                       21,463           584,652
Canadian National Railway Co.             7,775           352,694(j)
Nexen Inc.                                6,767           372,980
Nexen Inc.                                6,821           375,428
Nortel Networks Corp.                   141,517           431,627(a)
Potash Corp of Saskatchewan              11,439         1,007,662
Tim Hortons, Inc.                         5,174           137,370(a,j)
                                                        3,262,413

CHINA -- 1.1%

China Petroleum &
   Chemical Corp.                     1,178,000           683,132(j)

EGYPT -- 0.5%

Orascom Construction
   Industries                             4,191           172,110
Orascom Construction
   Industries GDR                           878            71,996
Orascom Construction
   Industries GDR                          546             44,772(b)
                                                          288,878




                                           NUMBER
                                        OF SHARES         VALUE

FINLAND -- 1.4%

Nokia OYJ                                41,556     $     858,936(j)

FRANCE -- 2.3%

BNP Paribas                               6,200           575,099(j)
BNP Paribas                                 654            58,588(a)
Total S.A.                                1,318           347,227(j)
Veolia Environnement                      6,546           363,049(j)
                                                        1,343,963

GERMANY -- 2.7%

Allianz AG (Regd.)                        1,885           314,294
E.ON AG                                   6,981           767,168
Siemens AG (Regd.)                        5,876           547,819
                                                        1,629,281

INDIA -- 0.6%

ICICI Bank Ltd. ADR                       5,853           162,011
Reliance Capital
   Ventures Ltd.                         18,034            10,056(a)
Reliance Communication
   Ventures Ltd.                         18,034           125,002(a)
Reliance Energy
   Ventures Ltd.                         18,034            17,542(a)
Reliance Industries Ltd. GDR                942            33,206(b)
Reliance Natural
   Resources Ltd.                        18,034            13,496(a)
                                                          361,313

ITALY -- 3.5%

Saipem S.p.A.                            33,808           781,024
UniCredito Italiano S.p.A.              178,974         1,291,932(j)
                                                        2,072,956

JAPAN -- 14.8%

East Japan Railway Co.                       31           229,104
Hoya Corp.                               20,800           837,359
JTEKT Corp.                              17,500           348,547(j)
Jupiter Telecommunications Co.                       1,201846,879(a)
Mitsubishi Estate Co.
   Ltd. (REIT)                           38,000           898,551(j)
Mitsubishi UFJ Financial
   Group, Inc.                               15           228,833(j)
NEOMAX Co. Ltd.                          11,000           332,825(j)
Nidec Corp.                               7,600           622,222(j)
Nomura Holdings, Inc.                    44,300           985,571(j)
Sekisui Chemical
   Company Ltd.                          46,000           388,694(j)
Seven & I Holdings Co. Ltd.              10,600           418,646
SMC Corp.                                 4,907           762,729(j)
Toray Industries Inc.                    57,000           465,701(j)
Toyota Motor Corp.                       27,100         1,476,846(j)
                                                        8,842,507

See Notes to Schedules of Investments on page 90 and Notes to Financial Statements on page 120.

GE GLOBAL EQUITY FUND
Schedule of Investments

                                                      March 31, 2006 (unaudited)



                                          NUMBER
                                        OF SHARES         VALUE

MEXICO -- 0.7%

America Movil S.A. de C.V.
   ADR (Series L)                        12,066    $      413,381

NETHERLANDS -- 1.5%

Koninklijke Philips
   Electronics N.V.                      26,891           907,600(j)

NORWAY -- 1.6%

Stolt Offshore S.A.                      60,362           947,345(a)

SINGAPORE -- 2.7%

CapitaLand Ltd.                         364,073         1,088,968
Singapore Telecommunications Ltd.       300,000           491,302
                                                        1,580,270

SOUTH KOREA -- 0.4%

Samsung Electronics Co. Ltd.                410           265,836

SPAIN -- 1.2%

Acciona S.A.                              1,065           165,676
Banco Santander Central
   Hispano S.A. (Regd.)                  38,299           558,488(j)
                                                          724,164

SWEDEN -- 2.8%

Sandvik AB                               27,933         1,650,454

SWITZERLAND -- 4.3%

ABB Ltd. (Regd.)                         16,982           213,761(a)
Holcim Ltd. (Regd.)                       2,215           175,932
Nestle S.A. (Regd.)                       2,384           705,979
Novartis AG (Regd.)                       7,734           429,058
Roche Holding AG                          7,161         1,063,588
                                                        2,588,318

UNITED KINGDOM -- 9.1%

BHP Billiton PLC                         85,717         1,563,376
Brambles Industries PLC                  32,049           239,457
Diageo PLC                               37,834           594,891
GlaxoSmithKline PLC                      32,043           836,482
Prudential PLC                           42,822           495,799
Reed Elsevier PLC                        53,669           513,866
Rio Tinto PLC (Regd.)                    11,298           572,623
Smith & Nephew PLC                       66,354           588,132
                                                        5,404,626




                                         NUMBER
                                        OF SHARES         VALUE

UNITED STATES -- 35.6%

Activision, Inc.                         24,003   $       331,001(a)
Alberto-Culver Company                    4,688           207,350
Alltel Corp.                             15,159           981,545
American International
   Group, Inc.                            3,122           206,333
Amgen, Inc.                               2,404           174,891(a)
Analog Devices, Inc.                     13,819           529,130
Bank of America Corp.                    25,626         1,167,008
Cisco Systems, Inc.                      10,938           237,026(a)
Cogent, Inc.                             17,489           320,748(a,j)
Colgate-Palmolive Co.                     6,533           373,034
Dominion Resources, Inc.                  2,312           159,597
Dover Corp.                               4,145           201,281
eBay, Inc.                                9,467           369,781(a)
FedEx Corp.                               4,021           454,132
Hexcel Corp.                             24,502           538,309(a)
Johnson & Johnson                         6,993           414,125
Kellogg Co.                               4,170           183,647
Medco Health Solutions, Inc.             10,120           579,066(a)
Medtronic Inc.                            3,545           179,909
Mellon Financial Corp.                   21,509           765,720
Merrill Lynch & Company, Inc.             2,201           173,351
Microsoft Corp.                          49,325         1,342,133(h)
Monsanto Co.                             17,544         1,486,854
Occidental Petroleum Corp.               10,055           931,596
Oracle Corp.                             51,727           708,143(a,h)
PepsiCo, Inc.                             7,774           449,259
Pfizer Inc.                              32,083           799,508
Praxair, Inc.                            22,394         1,235,029
Schlumberger Ltd.                        14,864         1,881,336
State Street Corp.                       15,358           928,084(e)
Target Corp.                              7,126           370,623
Transocean Inc.                           2,701           216,890(a)
United Technologies Corp.                19,508         1,130,879
UnitedHealth Group
   Incorporated                           8,157           455,650
Yahoo! Inc.                              23,923           771,756(a)
                                                       21,254,724

TOTAL COMMON STOCK
   (COST $44,840,207)                                  56,206,038


--------------------------------------------------------------------------------
PREFERRED STOCK -- 1.4%
--------------------------------------------------------------------------------

Cia Vale do Rio Doce ADR
   (COST $427,629)                       19,057           823,834(h)


See Notes to Schedules of Investments on page 90 and Notes to Financial Statements on page 120.

GE GLOBAL EQUITY FUND
Schedule of Investments

                                                      March 31, 2006 (unaudited)




                                          NUMBER
                                        OF SHARES         VALUE

EXCHANGE TRADED FUNDS -- 1.5%
--------------------------------------------------------------------------------

Financial Select Sector
   SPDR Fund                              5,450     $     177,398(p)
Industrial Select Sector
   SPDR Fund                             22,197           750,259(h,p)

TOTAL EXCHANGE TRADED FUNDS
   (COST $735,169)                                        927,657


TOTAL INVESTMENTS IN SECURITIES
   (COST $46,003,005)                                  57,957,529


--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 22.7%
--------------------------------------------------------------------------------


SHORT-TERM INVESTMENTS -- 2.5%

GEI Short Term Investment Fund
   4.87%                              1,469,737         1,469,737(d,l)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN -- 20.2%

State Street Navigator Securities
   Lending Prime Portfolio
   4.76%                             12,049,369        12,049,369(d,e)

TOTAL SHORT-TERM INVESTMENTS
   (COST $13,519,106)                                  13,519,106


TOTAL INVESTMENTS
   (COST $59,522,111)                                  71,476,635


LIABILITIES IN EXCESS OF OTHER
   ASSETS, NET -- (19.8)%                             (11,824,373)
                                                     ------------

NET ASSETS -- 100.0%                                 $ 59,652,262
                                                     ============



OTHER INFORMATION
--------------------------------------------------------------------------------


The GE Global Equity Fund had the following long futures contracts open at March 31, 2006 (unaudited):

                                  NUMBER       CURRENT
                   EXPIRATION       OF        NOTIONAL    UNREALIZED
DESCRIPTION           DATE      CONTRACTS      VALUE    APPRECIATION
--------------------------------------------------------------------------------
DJ EURO Stoxx
  50 Index
  Futures           June 2006       6        $275,624      $  6,075
FTSE 100 Index
  Futures           June 2006       2         207,105         1,179
S&P 500 Index
  Futures           June 2006       2         651,650         4,138
TOPIX Index
  Futures           June 2006       2         292,821        14,777
                                                            -------
                                                            $26,169
                                                            =======

The GE Global Equity Fund was invested in the following sectors at March 31, 2006 (unaudited):

                                           PERCENTAGE (BASED
SECTOR                                     ON MARKET VALUE)
--------------------------------------------------------------------------------

Short-Term                                      18.92%
Financials                                      14.11%
Materials                                       11.66%
Industrials                                     11.48%
Information Technology                          10.67%
Energy                                          10.22%
Healthcare                                       7.72%
Consumer Discretionary                           6.50%
Consumer Staples                                 4.10%
Telecommunication Services                       2.81%
Utilities                                        1.81%
                                               ------
                                               100.00%
                                               =======


See Notes to Schedules of Investments on page 90 and Notes to Financial Statements on page 120.

GE International Equity Fund

THE GE INTERNATIONAL EQUITY FUND IS MANAGED BY A TEAM OF PORTFOLIO MANAGERS THAT INCLUDES BRIAN HOPKINSON, RALPH R. LAYMAN, JONATHAN L. PASSMORE, MICHAEL J. SOLECKI AND JUDITH A. STUDER. AS LEAD PORTFOLIO MANAGER FOR THE FUND, MR. LAYMAN OVERSEES THE ENTIRE TEAM AND ASSIGNS A PORTION OF THE FUND TO EACH MANAGER, INCLUDING HIMSELF. EACH PORTFOLIO MANAGER IS LIMITED TO THE MANAGEMENT OF HIS OR HER PORTION OF THE FUND, THE SIZE OF WHICH PORTIONS MR. LAYMAN DETERMINES ON AN ANNUAL BASIS. THE PORTFOLIO MANAGERS DO NOT OPERATE INDEPENDENTLY OF EACH OTHER, RATHER, THE TEAM OPERATES COLLABORATIVELY, COMMUNICATING PURCHASES OR SALES OF SECURITIES ON BEHALF OF THE FUND. SEE PORTFOLIO MANAGERS' BIOGRAPHICAL INFORMATION BEGINNING ON PAGE 138.

Q. HOW DID THE GE INTERNATIONAL EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2006?

A. For the six-month period ended March 31, 2006, the GE International Equity Fund returned 17.91% for Class A shares, 17.39% for Class B shares, 17.47% for Class C shares, and 18.19% for Class Y shares. The MSCI EAFE Index, the Fund's benchmark, returned 13.86% and the Fund's Lipper peer group of 212 International Multi-Cap Core Funds returned an average of 14.17% for the same period.

Q.  WHAT MARKET CONDITIONS IMPACTED THE FUND'S PERFORMANCE?

A. Stock selection within Japan, Emerging Markets and Europe has benefited performance over the past six months. An important contribution has come from Japan, which appears to be emerging from the deflationary environment of the last few years. The Japanese unemployment rate is at a seven-year low and economic growth has picked up, with signs that the consumer is starting to spend again. In Europe, a flurry of M&A activity, particularly in the first quarter of 2006, has served as a catalyst for the financial markets. Emerging Markets are still attracting new capital as companies continue to benefit from healthy global growth.

Q.  WHAT WORLD EVENTS HAD A MAJOR IMPACT ON FINANCIAL MARKETS?

A. Several geopolitical events currently unfolding throughout the world demand our attention. The steps that Iran had taken toward its uranium enrichment program have been particularly troubling. On the other side of the globe, in Latin America, many presidential elections, indicating a shift to the Left, have been taking place with the potential to impact the global markets. Finally, avian flu has been quietly spreading around the world, though it has yet to affect humans in a material way.

Q.  WHICH STOCKS AND SECTORS SIGNIFICANTLY AFFECTED THE FUND'S PERFORMANCE?

A. Japanese financials including Mitsubishi Estates (property) and Nomura Holdings (brokerage) rallied strongly and were the top contributors to performance. ABB (Industrials - Switzerland), which has been a beneficiary of strong capital investment spending, Capitaland (Singapore), a major real estate player in Asia, and Kookmin Bank (South Korea) were also major contributors.

    Weakness was seen in Acom (Japan - consumer finance), which lost ground after a period of very strong gains. Two European energy companies ENI (Italy) and Total (France) also fell during the period, as rising costs increasingly eroded the benefit of higher cured prices, hurting performance.

Q.  DID THE WEIGHTINGS/COUNTRY ALLOCATION OF THE FUND CHANGE?

A. We have slowly been increasing our exposure to Japan, beginning in the first half of 2005, but still remain underweight. The increase in the Japanese exposure has been achieved through a reduction to the Fund's exposure to the United Kingdom. Our exposure to Emerging Markets has remained

[PHOTO OMITTED, PLOT POINTS FOLLOWS]

PICTURED TO THE RIGHT: RALPH R. LAYMAN

                                                                             Q&A


    fairly steady, although this region has experienced strong performance gains.

Q.  WHAT WERE THE MAJOR BUYS AND SELLS FOR THE PERIOD AND WHY?

A. Two notable new holdings included Saipem (Energy - Italy) and Potash (Materials - Canada). Both stocks were trading at attractive valuations according to our investment criteria and in the case of Saipem we believed that the company would continue to benefit from the increased spending companies will need to make in the energy sector after years of neglect. Potash Corp (Canada) supplies fertilizers to the agricultural markets. In an era of rising populations and increasing spending on food, this company represents an increasingly important cog in the global demographic wheel. Two stocks that we eliminated during the period were BMW
    (Autos - Germany) and Alcan (Materials - Canada). In the case of Alcan, although aluminium prices were buoyant, the high costs of energy and the strong Canadian Dollar outweighed the sales growth and negatively impacted the stock.

GE International Equity Fund

                                              Understanding Your Fund's Expenses


As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses including sales charges on purchase payments, reinvested dividends (or other distributions), and redemption fees directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, distribution and service fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended March 31, 2006.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.



OCTOBER 1, 2005 - MARCH 31, 2006

------------------------------------------------------------------------------------------------------------------------------------
                               ACCOUNT VALUE AT THE               ACCOUNT VALUE AT THE                  EXPENSES PAID
                            BEGINNING OF THE PERIOD ($)           END OF THE PERIOD ($)            DURING THE PERIOD ($)*
------------------------------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN**
------------------------------------------------------------------------------------------------------------------------------------
     Class A                         1,000.00                           1,179.14                             7.57

     Class B                         1,000.00                           1,173.94                            11.54

     Class C                         1,000.00                           1,174.73                            11.55

     Class Y                         1,000.00                           1,181.94                             6.07

------------------------------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (2.5% FOR THE PERIOD)
------------------------------------------------------------------------------------------------------------------------------------

     Class A                         1,000.00                           1,017.71                             7.13

     Class B                         1,000.00                           1,014.04                            10.86

     Class C                         1,000.00                           1,014.04                            10.87

     Class Y                         1,000.00                           1,019.09                             5.71
------------------------------------------------------------------------------------------------------------------------------------

  * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 1.42% FOR CLASS A, 2.16% FOR CLASS B, 2.16% FOR CLASS C, AND 1.13% FOR CLASS Y, (FROM PERIOD OCTOBER 1, 2005 - MARCH 31, 2006), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/365 (TO REFLECT THE SIX-MONTH PERIOD).
 ** ACTUAL FUND RETURNS FOR SIX-MONTH PERIOD ENDED MARCH 31, 2006 WERE AS
    FOLLOWS: 17.91% FOR CLASS A SHARES, 17.39% FOR CLASS B SHARES, 17.47% FOR CLASS C SHARES, AND 18.19% FOR CLASS Y SHARES.

GE International Equity Fund


--------------------------------------------------------------------------------
TEN LARGEST HOLDINGS
AS OF MARCH 31, 2006
as a % of Market Value
--------------------------------------------------------------------------------
BHP Billiton PLC                            2.31%
-------------------------------------------------------------------------------
Nomura Holdings, Inc.                       2.15%
--------------------------------------------------------------------------------
Roche Holding AG                            1.66%
--------------------------------------------------------------------------------
Cia Vale do Rio Doce ADR                    1.65%
--------------------------------------------------------------------------------
GlaxoSmithKline PLC                         1.63%
--------------------------------------------------------------------------------
Saipem S.p.A.                               1.58%
--------------------------------------------------------------------------------
Mitsubishi UFJ Financial Group, Inc.        1.58%
--------------------------------------------------------------------------------
Total S.A.                                  1.56%
--------------------------------------------------------------------------------
Nokia OYJ                                   1.56%
--------------------------------------------------------------------------------
BNP Paribas                                 1.55%
--------------------------------------------------------------------------------



INVESTMENT PROFILE

A mutual fund designed for investors who seek long-term growth of capital by investing at least 80% of its net assets in equity securities under normal market conditions. The Fund invests primarily in companies in developed and developing countries outside the United States.

LIPPER PERFORMANCE
COMPARISON
International Funds Peer Group

Based on average annual total returns for the periods ended 3/31/06

                       SIX           ONE        FIVE           TEN
                     MONTHS          YEAR       YEAR           YEAR
--------------------------------------------------------------------------------
Number of
Funds in
peer group:           212            211         150             62
--------------------------------------------------------------------------------
Peer group
average annual
total return:        14.17%         25.11%      7.34%         6.67%
--------------------------------------------------------------------------------


CHANGE IN VALUE OF A $10,000 INVESTMENT

CLASS A SHARES+

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]


                GE INTERNATIONAL EQUITY            WITH LOAD                     MSCI EAFE INDEX
 03/31/96             10,000.00                    9,425.00                        10,000.00
 9/96                 10,437.62                    9,837.45                        10,145.42
 9/97                 12,399.05                   11,686.10                        11,380.32
 9/98                 11,319.71                   10,668.82                        10,431.30
 9/99                 14,203.71                   13,387.00                        13,660.20
 9/00                 15,695.51                   14,793.02                        14,094.59
 9/01                 10,775.89                   10,156.28                        10,050.82
 9/02                  8,590.34                    8,096.39                         8,490.04
 9/03                  9,722.64                    9,163.59                        10,698.15
 9/04                 11,752.42                   11,076.66                        13,060.41
 9/05                 14,728.70                   13,881.80                        16,429.31
 3/06                 17,367.20                   16,368.59                        18,706.51

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED MARCH 31, 2006

                                                                      ENDING
                                                                    VALUE OF A
                          SIX         ONE         FIVE      TEN      $10,000
                         MONTHS       YEAR        YEAR      YEAR  INVESTMENT (A)
--------------------------------------------------------------------------------
GE International
  Equity                 17.91%      30.13%       5.94%     5.68%    $17,367
GE International
  Equity  W/LOAD         11.13%      22.65%       4.69%     5.05%    $16,369
  MAXIMUM LOAD
  OF 5.75%
MSCI EAFE Index          13.86%      24.41%       9.59%     6.46%    $18,707

CLASS B SHARES

                GE INTERNATIONAL EQUITY         MSCI EAFE INDEX
 03/31/96             10,000.00                   10,000.00
 9/96                 10,398.82                   10,145.42
 9/97                 12,256.06                   11,380.32
 9/98                 11,105.32                   10,431.30
 9/99                 13,833.15                   13,660.20
 9/00                 15,171.99                   14,094.59
 9/01                 10,329.28                   10,050.82
 9/02                  8,214.01                    8,490.04
 9/03                  9,296.71                   10,698.15
 9/04                 11,237.57                   13,060.41
 9/05                 14,083.47                   16,429.31
 3/06                 16,606.38                   18,706.51

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED MARCH 31, 2006

                                                                   ENDING
                                                                  VALUE OF A
                         SIX        ONE       FIVE     TEN         $10,000
                        MONTHS      YEAR      YEAR     YEAR      INVESTMENT (A)
--------------------------------------------------------------------------------
GE International
  Equity                17.39%     29.09%     5.07%     5.20%      $16,606
MSCI EAFE Index 1        3.86%     24.41%     9.59%     6.46%      $18,707

CLASS C SHARES

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]

                GE INTERNATIONAL EQUITY         MSCI EAFE INDEX
 09/30/99             10,000.00                   10,000.00
 3/00                 12,561.62                   11,686.13
 9/00                 10,967.54                   10,318.00
 3/01                  9,063.05                    8,662.24
 9/01                  7,473.51                    7,357.74
 3/02                  8,001.13                    7,910.86
 9/02                  5,910.69                    6,215.16
 3/03                  5,505.87                    6,072.81
 9/03                  6,656.55                    7,831.62
 3/04                  7,992.81                    9,567.00
 9/04                  7,992.81                    9,560.92
 3/05                  9,043.79                   11,007.37
 9/05                  9,940.80                   12,027.14
 3/06                 11,677.74                   13,694.17

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED MARCH 31, 2006

                                                                      ENDING
                                                                    VALUE OF A
                         SIX          ONE       FIVE    SINCE        $10,000
                       MONTHS         YEAR      YEAR   INCEPTION  INVESTMENT (A)
--------------------------------------------------------------------------------
GE International
  Equity               17.47%        29.12%     5.20%      2.41%      $11,678
MSCI EAFE Index        13.86%        24.41%     9.59%      4.96%      $13,694

CLASS Y SHARES

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]

                GE INTERNATIONAL EQUITY         MSCI EAFE INDEX
 03/31/96             10,000.00                   10,000.00
 9/96                 10,453.21                   10,145.42
 9/97                 12,456.02                   11,380.32
 9/98                 11,416.81                   10,431.30
 9/99                 14,353.28                   13,660.20
 9/00                 15,899.62                   14,094.59
 9/01                 10,935.92                   10,050.82
 9/02                  8,742.75                    8,490.04
 9/03                  9,906.58                   10,698.15
 9/04                 12,008.61                   13,060.41
 9/05                 15,080.35                   16,429.31
 3/06                 17,824.04                   18,706.51

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED MARCH 31, 2006

                                                              ENDING
                                                            VALUE OF A
                     SIX       ONE         FIVE     TEN       $10,000
                    MONTHS     YEAR        YEAR     YEAR    INVESTMENT (A)
--------------------------------------------------------------------------------
GE International
  Equity            18.19%     30.59%      6.17%     5.95%      $17,824
MSCI EAFE Index     13.86%     24.41%      9.59%     6.46%      $18,707

SEE NOTES TO PERFORMANCE BEGINNING ON PAGE 88 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GE INTERNATIONAL EQUITY FUND
Schedule of Investments

                                                      March 31, 2006 (unaudited)

GE INTERNATIONAL EQUITY FUND

PORTFOLIO COMPOSITION AS A % OF THE MARKET VALUE OF $61,987
(IN THOUSANDS) AS OF MARCH 31, 2006

[PIE CHART OMITTED, PLOT POINTS FOLLOWS]

CONTINENTAL EUROPE               34.8%
UNITED STATES                    20.1%
JAPAN                            16.5%
UNITED KINGDOM                   13.4%
EMERGING ASIA                     5.0%
LATIN AMERICA                     4.1%
PACIFIC RIM                       3.1%
CANADA                            2.0%
EMERGING EUROPE                   1.0%




                                          NUMBER
                                        OF SHARES         VALUE


COMMON STOCK -- 99.1%+
--------------------------------------------------------------------------------


ARGENTINA -- 0.6%

Tenaris S.A. ADR                          1,819     $     328,639

BRAZIL -- 3.4%

Cia Vale do Rio Doce ADR                 21,098         1,023,886
Petroleo Brasileiro S.A. ADR              8,494           678,246(a)
                                                        1,702,132

CANADA -- 2.5%

Canadian National
   Railway Co.                           11,412           517,678(j)
EnCana Corp.                              3,286           153,512
Nortel Networks Corp.                    28,014            85,728(a)
Potash Corp of
   Saskatchewan                           5,524           486,755(j)
                                                        1,243,673

CHINA -- 0.7%

China Petroleum &
   Chemical Corp.                       586,000           339,826

DENMARK -- 0.5%

Group 4 Securicor PLC                    75,992           252,627







                                        NUMBER
                                       OF SHARES         VALUE

EGYPT -- 0.5%

Orascom Construction
   Industries                             6,616     $     271,680

FINLAND -- 1.9%

Nokia OYJ                                46,831           967,967(j)

FRANCE -- 10.3%

Accor S.A.                                  811            46,687(h)
AXA S.A.                                 14,008           490,924(j)
BNP Paribas                              10,349           959,952(j)
BNP Paribas                               1,030            92,300(a)
Carrefour S.A.                            3,737           198,530(j)
Credit Agricole S.A.                     14,079           547,081(j)
France Telecom S.A.                       4,382            98,421(j)
Lagardere S.C.A. (Regd.)                  1,696           132,278(j)
LVMH Moet Hennessy
   Louis Vuitton S.A.                     3,897           381,521(j)
Renault S.A.                                880            93,448(j)
Sanofi-Aventis                            3,902           370,677(j)
Total S.A.                                3,677           968,704(j)
Veolia Environnement                     13,672           758,265(j)
                                                        5,138,788

GERMANY -- 5.4%

Allianz AG (Regd.)                        2,654           442,513
BASF AG                                   4,477           350,534(j)
E.ON AG                                   7,327           805,191(j)
Linde AG                                  3,595           311,713(j)
Siemens AG (Regd.)                        8,309           774,648
                                                        2,684,599

HONG KONG -- 1.5%

Hongkong Land Holdings Ltd.              58,999           219,476
Jardine Matheson
   Holdings Ltd.                         11,433           210,367
Sun Hung Kai
   Properties Ltd. (REIT)                33,455           339,514(j)
                                                          769,357

INDIA -- 1.6%

ICICI Bank Ltd. ADR                       9,328           258,199
Reliance Capital Ventures Ltd.           57,884            32,277(a)
Reliance Communication
   Ventures Ltd.                         57,884           401,220(a)
Reliance Energy
   Ventures Ltd.                         57,884            56,306(a)
Reliance Natural
   Resources Ltd.                        57,884            43,317(a)
                                                          791,319

See Notes to Schedules of Investments on page 90 and Notes to Financial Statements on page 120.

GE INTERNATIONAL EQUITY FUND
Schedule of Investments

                                                      March 31, 2006 (unaudited)




                                          NUMBER
                                        OF SHARES         VALUE

ITALY -- 5.9%

Banca Intesa S.p.A.                      74,369    $      443,688(j)
Ente Nazionale
   Idrocarburi S.p.A.                    20,242           575,163(h)
Saipem S.p.A.                            42,470           981,132
Telecom Italia S.p.A                     10,945            29,106(j)
UniCredito Italiano S.p.A.              127,575           920,906
                                                        2,949,995

JAPAN -- 20.5%

Acom Co. Ltd.                             3,292           192,794(j)
Asahi Glass Co. Ltd.                     38,005           566,580(h)
Bank of Yokohama Ltd.                    43,308           353,834
Chiyoda Corp.                            27,427           636,918(j)
East Japan Railway Co.                       38           280,837
Hoya Corp.                               13,600           547,504
Komatsu Ltd.                             24,169           459,864(j)
Kubota Corp.                             22,000           236,800(j)
Mitsubishi Estate Co.
   Ltd. (REIT)                           36,982           874,479
Mitsubishi Heavy
   Industries Ltd.                       21,000            99,670
Mitsubishi UFJ Financial
   Group, Inc.                               64           976,354
Mitsui Sumitomo
   Insurance Co. Ltd.                    55,000           746,292
Nidec Corp.                               6,916           566,222(j)
Nomura Holdings, Inc.                    59,998         1,334,814(j)
Sekisui Chemical
   Company Ltd.                          22,000           185,897(j)
Seven & I Holdings Co. Ltd.              10,400           410,747
SMC Corp.                                 2,019           313,827
Toray Industries Inc.                    63,999           522,884(j)
Toyota Motor Corp.                       16,995           926,162
                                                       10,232,479

MALAYSIA -- 0.4%

Malaysia International
   Shipping Corp. BHD                    76,884           196,223

MEXICO -- 1.0%

America Movil S.A. de C.V.
   ADR (Series L)                        14,251           488,239

NETHERLANDS -- 2.7%

ING Groep N.V.                           13,382           527,932
Koninklijke Philips
   Electronics N.V.                      24,546           828,454(j)
                                                        1,356,386







                                          NUMBER
                                        OF SHARES         VALUE

NORWAY -- 2.5%

Stolt Offshore S.A.                      53,712    $      842,978(a)
Telenor ASA                              36,042           387,173
                                                        1,230,151

RUSSIA -- 0.7%

LUKOIL ADR                                2,721           226,387(b)
LUKOIL ADR                                1,826           152,288
                                                          378,675

SINGAPORE -- 2.3%

CapitaLand Ltd.                         167,000           499,509
Singapore Telecommunications Ltd.       411,158           673,342
                                                        1,172,851

SOUTH KOREA -- 2.5%

Kookmin Bank                              8,156           704,254
Samsung Electronics Co. Ltd.                820           531,673
                                                        1,235,927

SPAIN -- 2.1%

Banco Santander Central
   Hispano S.A. (Regd.)                  49,264           718,383(h,j)
Telefonica S.A.                          20,823           326,326
Telefonica S.A. ADR                         133             6,247
                                                        1,050,956

SWEDEN -- 2.3%

Sandvik AB                               12,325           728,237
Telefonaktiebolaget
   LM Ericsson                          106,565           404,727(j)
                                                        1,132,964

SWITZERLAND -- 9.6%

ABB Ltd. (Regd.)                         53,860           677,964(a)
Adecco S.A. (Regd.)                       4,512           251,520
Credit Suisse Group (Regd.)              13,657           764,441
Holcim Ltd. (Regd.)                       4,200           333,596
Nestle S.A. (Regd.)                       3,031           897,576
Novartis AG (Regd.)                      10,236           567,862
Roche Holding AG                          6,912         1,026,605
Swiss Reinsurance                         3,754           261,690
                                                        4,781,254

TAIWAN -- 1.1%

Taiwan Semiconductor
   Manufacturing Co. Ltd.               283,949           561,704




See Notes to Schedules of Investments on page 90 and Notes to Financial Statements on page 120.

GE INTERNATIONAL EQUITY FUND
Schedule of Investments

                                                      March 31, 2006 (unaudited)



                                          NUMBER
                                        OF SHARES         VALUE

UNITED KINGDOM -- 16.6%

BG Group PLC                             33,971      $    423,961
BHP Billiton PLC                         78,422         1,430,324
Brambles Industries PLC                  29,384           219,545
Diageo PLC                               40,721           640,285
GlaxoSmithKline PLC                      38,774         1,012,195(h)
Group 4 Securicor PLC                    73,984           242,863
Kingfisher PLC                           15,840            65,803
Lloyds TSB Group PLC                     49,396           471,668
National Grid PLC                         7,039            69,899
Prudential PLC                           46,524           538,661
Reed Elsevier PLC                        30,213           289,281
Rio Tinto PLC (Regd.)                    12,909           654,274
Royal Bank of Scotland
   Group PLC                             23,090           750,151
Smith & Nephew PLC                       21,813           193,341
Smiths Group PLC                         22,076           376,410
Tesco PLC                                87,106           498,596
Vodafone Group PLC                      163,392           341,511
Wolseley PLC                              2,901            71,152
                                                        8,289,920

TOTAL INVESTMENTS IN SECURITIES
   (COST $36,693,675)                                  49,548,331



--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 24.9%
--------------------------------------------------------------------------------


SHORT-TERM INVESTMENTS -- 0.0%*

GEI Short Term Investment Fund
   4.87%                                  1,000             1,000(d,l)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN -- 24.9%

State Street Navigator Securities
   Lending Prime Portfolio
   4.76%                             12,437,877        12,437,877(d,e)

TOTAL SHORT-TERM INVESTMENTS
   (COST $12,438,877)                                  12,438,877


TOTAL INVESTMENTS
   (COST $49,132,552)                                  61,987,208


LIABILITIES IN EXCESS OF OTHER
   ASSETS, NET -- (24.0)%                             (11,978,781)
                                                     ------------

NET ASSETS -- 100.0%                                $  50,008,427
                                                    =============




OTHER INFORMATION
--------------------------------------------------------------------------------


The GE International Equity Fund had the following short futures contracts open at March 31, 2006 (unaudited):

                                   NUMBER      CURRENT
                    EXPIRATION       OF        NOTIONAL       UNREALIZED
DESCRIPTION            DATE       CONTRACTS     VALUE        APPRECIATION
--------------------------------------------------------------------------------
DJ Euro Stoxx
  50 Index
  Futures            June 2006        6       $(275,624)         $  218
FTSE 100 Index
  Futures            June 2006        1        (103,553)            789
TOPIX Index
  Futures            June 2006        1        (146,665)            296
                                                                 ------
                                                                 $1,303
                                                                 ======

The GE International Equity Fund was invested in the following sectors at March 31, 2006 (unaudited):

                                         PERCENTAGE (BASED ON
SECTOR                                       MARKET VALUE)
----------------------------------------------------------------------

Financials                                      23.67%
Short-Term                                      20.07%
Industrials                                     11.58%
Energy                                           9.31%
Materials                                        8.25%
Information Technology                           5.91%
Healthcare                                       5.12%
Consumer Discretionary                           4.75%
Telecommunication Services                       4.44%
Consumer Staples                                 4.27%
Utilities                                        2.63%
                                               -------
                                               100.00%
                                               =======


See Notes to Schedules of Investments on page 90 and Notes to Financial Statements on page 120.

GE Premier Growth Equity Fund                                                Q&A

DAVID B. CARLSON HAS BEEN THE PORTFOLIO MANAGER OF THE GE PREMIER GROWTH EQUITY FUND SINCE ITS INCEPTION IN 1996. SEE PORTFOLIO MANAGERS' BIOGRAPHICAL INFORMATION BEGINNING ON PAGE 138.

Q. HOW DID THE GE PREMIER GROWTH EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2006?

A. For the six-month period ended March 31, 2006, the GE Premier Growth Equity Fund returned 5.07% for Class A shares, 4.69% for Class B shares, 4.69% for Class C shares, and 5.20% for Class Y shares. The S&P 500 Index, the Fund's benchmark, returned 6.39% and the Fund's Lipper peer group of 712 Large-Cap Growth Funds returned an average of 6.35% for the same period.

Q.  WHAT MARKET CONDITIONS IMPACTED THE FUND'S PERFORMANCE?

A. As of March 31, 2006, the S&P 500 was up for the fifth consecutive month. While uncertainty about inflation, the future path of Fed rate tightenings and economic growth in the year ahead restrained the markets in the early part of the period, the markets burst forth into 2006 with the strongest first-quarter S&P 500 performance since 1999. Solid corporate earnings, continued economic strength and moderate inflation fueled the markets. In this environment, each S&P 500 sector -- except utilities -- advanced. Large-cap, high quality stocks continued to lag the broad market and smaller cap companies.

    During the past six months, the Federal Reserve continued to raise short rates at a measured pace, to counteract the inflationary effects of high energy and commodity costs. Dr. Benjamin Bernanke took the helm as the new Fed chairman during this time, and pushed the targeted Fed funds rate to 4.75% by March 31st. Speculation that the Fed's tightening cycle might end soon also contributed to market strength during the period.

Q.  WHAT WERE THE PRIMARY DRIVERS OF FUND PERFORMANCE?

A. During the six-month period ending March 31, 2006, the largest detractors from our performance were the consumer discretionary, health care, and telecommunication services sectors. In the consumer discretionary sector, media names Liberty Global (-23%) and Comcast (-9%) and cruise giant Carnival (-4%) hurt the Fund's performance. The media and cable operators owned in the portfolio continued to be out of favor with investors despite posting solid fundamentals during the quarter and offering attractive valuations. Carnival declined due to the impact of higher fuel costs, the effects of a fire aboard one of its ships, and the fear that a weakening consumer could impact cruise bookings as we move into late 2006 and 2007. Within the healthcare sector, biotechnology company Amgen (-9%) and cardiac device maker Medtronic (-5%) declined during the period, detracting from performance. Health care service provider Lincare (-5%) and diversified health care company, Johnson & Johnson (-5%) also fell during the period. Vodafone (-18%), our sole holding in the telecom services sector, detracted from performance. The shares declined in the late 2005 and early 2006 due to lagging performance in the company's Japanese wireless unit and competitive pressures in its European wireless division. The stock began to recover during March as it announced the sale of its Japan wireless business for $15.4B and declared a special dividend for investors, and as investors speculated that the company might sell its stake in Verizon Wireless.

    Security selection within the energy, information technology, and materials sectors all positively impacted Fund performance. Energy and utilities were the two worst performing sectors in the S&P 500 during the period, returning +1% and -7% respectively. Fund holdings in

[PHOTO OMITTED]

PICTURED TO THE LEFT:
DAVID B. CARLSON

GE Premier Growth Equity Fund                                                Q&A

    Schlumberger (+51%) and Baker Hughes (+13%) both outperformed the benchmark sector return and added to performance. Information technology, the largest sector weight in the strategy, outperformed the benchmark sector. Strength in a number of holdings including Intuit (+19%), First Data (+17%), Molex (+16%) and Paychex (+13%) offset lagging performance from Dell (-13%) and eBay (-5%). Our sole holding in materials, Monsanto (+36%) continued to rally. The company is experiencing strong demand for its biotechnology seed traits and has provided investors with a favorable outlook for growth in 2006 and beyond. The Fund's avoidance of the utilities and consumer staples sectors added to performance during the period as these sectors lagged the overall index return. Our investment process has historically led us to underweight utilities and consumer staples, as many of the companies do not possess the investment criteria required for inclusion in the portfolio.

Q.  WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND DURING THE PERIOD?

A. The Fund held 34 high quality growth companies at the end of the period. During the period there were no significant changes to the Fund's composition or positioning. In the fourth quarter of 2005, we eliminated our position in IAC/InterActiveCorp and initiated a position in Linear Technology, a maker of linear integrated circuits used in a variety of electronic devices. In early 2006, the elimination of Intel was based on a disappointing fourth quarter earnings report, increased competition from AMD, and the possibility of slowing personal computer unit growth in 2006. In addition, within the energy sector, we eliminated our position in Baker Hughes in favor of Transocean. The transaction was based on more favorable valuation and business fundamentals. Portfolio turnover for the period ran 25-30%, slightly higher than the historical range for the Fund, but low by industry standards. The philosophy of the Premier Growth Equity strategy remains unchanged, despite the challenging environment for growth investors. We continue to focus on fundamental, bottom-up stock selection to identify high-quality companies that have the ability to produce double-digit earnings growth for the foreseeable future. We believe that the aggregate portfolio is well positioned for the rest of 2006 and beyond.

GE Premier Growth Equity Fund

                                              Understanding Your Fund's Expenses


As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses including sales charges on purchase payments, reinvested dividends (or other distributions), and redemption fees directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, distribution and service fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended March 31, 2006.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.



OCTOBER 1, 2005 - MARCH 31, 2006

------------------------------------------------------------------------------------------------------------------------------------
                               ACCOUNT VALUE AT THE               ACCOUNT VALUE AT THE                  EXPENSES PAID
                            BEGINNING OF THE PERIOD ($)           END OF THE PERIOD ($)            DURING THE PERIOD ($)*

------------------------------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN**
------------------------------------------------------------------------------------------------------------------------------------
     Class A                         1,000.00                           1,050.70                             5.08

     Class B                         1,000.00                           1,046.93                             8.92

     Class C                         1,000.00                           1,046.91                             8.91

     Class Y                         1,000.00                           1,052.01                             3.79

------------------------------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (2.5% FOR THE PERIOD)
------------------------------------------------------------------------------------------------------------------------------------

     Class A                         1,000.00                           1,019.80                             4.98

     Class B                         1,000.00                           1,016.12                             8.75

     Class C                         1,000.00                           1,016.12                             8.75

     Class Y                         1,000.00                           1,021.03                             3.72
------------------------------------------------------------------------------------------------------------------------------------

 * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.99% FOR CLASS A, 1.74% FOR CLASS B, 1.74% FOR CLASS C, AND 0.74% FOR CLASS Y, (FROM PERIOD OCTOBER 1, 2005 - MARCH 31, 2006), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/365 (TO REFLECT THE SIX-MONTH PERIOD).
** ACTUAL FUND RETURNS FOR SIX-MONTH PERIOD ENDED MARCH 31, 2006 WERE AS
   FOLLOWS: 5.07% FOR CLASS A SHARES, 4.69% FOR CLASS B SHARES, 4.69% FOR
   CLASS C SHARES, AND 5.20% FOR CLASS Y SHARES.

GE Premier Growth Equity Fund


--------------------------------------------------------------------------------
TEN LARGEST HOLDINGS
AS OF MARCH 31, 2006
as a % of Market Value
--------------------------------------------------------------------------------
Intuit Inc.                       4.31%
--------------------------------------------------------------------------------
Dover Corp.                       4.24%
--------------------------------------------------------------------------------
First Data Corp.                  4.21%
--------------------------------------------------------------------------------
Schlumberger Ltd.                 4.16%
--------------------------------------------------------------------------------
State Street Corp.                4.10%
--------------------------------------------------------------------------------
Microsoft Corp.                   3.81%
--------------------------------------------------------------------------------
Molex Inc. (Class A)              3.55%
--------------------------------------------------------------------------------
SLM Corp.                         3.47%
--------------------------------------------------------------------------------
Amgen, Inc.                       3.46%
--------------------------------------------------------------------------------
The Home Depot, Inc.              3.37%
--------------------------------------------------------------------------------



INVESTMENT PROFILE

A mutual fund designed for investors who seek long-term growth of capital and future income rather than current income by investing at least 80% of its net assets in equity securities under normal market conditions. The Fund invests primarily in a limited number of large- and medium-sized companies that the portfolio manager believes have above-average growth histories and/or growth potential. In recent periods, the Fund has tended to emphasize larger companies.

LIPPER PERFORMANCE COMPARISON Large Cap Growth Peer Group Based on average annual total returns for the periods ended 3/31/06

                             SIX         ONE         FIVE
                           MONTHS        YEAR        YEAR
--------------------------------------------------------------------------------
Number of Funds in
peer group:                 712          694          479
--------------------------------------------------------------------------------
Peer group average
annual total return:       6.35%        14.24%       0.93%
--------------------------------------------------------------------------------


CHANGE IN VALUE OF A $10,000 INVESTMENT

CLASS A SHARES+

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]


                      GE PREMIER
                     GROWTH EQUITY                 WITH LOAD                     S&P 500 INDEX
 12/31/96             10,000.00                    9,425.00                        10,000.00
 9/97                 12,233.32                   11,529.91                        12,959.85
 9/98                 13,866.65                   13,069.32                        14,140.87
 9/99                 19,210.40                   18,105.80                        18,072.96
 9/00                 22,784.86                   21,474.73                        20,466.47
 9/01                 17,329.76                   16,333.30                        15,010.42
 9/02                 14,561.83                   13,724.52                        11,934.79
 9/03                 18,308.55                   17,255.80                        14,851.65
 9/04                 19,449.88                   18,331.51                        16,912.02
 9/05                 21,260.89                   20,038.39                        18,983.98
 3/06                 22,338.82                   21,054.34                        20,196.39

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED MARCH 31, 2006

                                                                      ENDING
                                                                    VALUE OF A
                       SIX         ONE       FIVE       SINCE        $10,000
                      MONTHS       YEAR      YEAR     INCEPTION   INVESTMENT (A)
--------------------------------------------------------------------------------
GE Premier
  Growth Equity        5.07%      9.54%      2.30%       9.08%      $22,339
GE Premier
  Growth
  Equity w/load       -0.97%      3.24%      1.10%       8.38%      $21,054
   maximum load
  of 5.75%
S&P 500 Index          6.39%     11.73%      3.97%       7.90%      $20,196

CLASS B SHARES

                      GE PREMIER
                     GROWTH EQUITY               S&P 500 INDEX
 12/31/96             10,000.00                   10,000.00
 9/97                 12,166.66                   12,959.85
 9/98                 13,683.31                   14,140.87
 9/99                 18,818.49                   18,072.96
 9/00                 22,149.56                   20,466.47
 9/01                 16,726.35                   15,010.42
 9/02                 13,948.17                   11,934.79
 9/03                 17,499.82                   14,851.65
 9/04                 18,590.74                   16,912.02
 9/05                 20,321.75                   18,983.98
 3/06                 21,352.07                   20,196.39

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED MARCH 31, 2006

                                                                   ENDING
                                                                 VALUE OF A
                        SIX       ONE       FIVE      SINCE        $10,000
                      MONTHS      YEAR      YEAR    INCEPTION   INVESTMENT (A)
--------------------------------------------------------------------------------
GE Premier
  Growth Equity        4.69%      8.74%      1.55%     8.55%      $21,352
S&P 500 Index          6.39%     11.73%      3.97%     7.90%      $20,196

CLASS C SHARES

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]

                      GE PREMIER
                     GROWTH EQUITY               S&P 500 INDEX
 09/30/99             10,000.00                   10,000.00
 3/00                 12,482.09                   11,773.02
 9/00                 11,765.74                   11,324.36
 3/01                 10,251.88                    9,200.32
 9/01                  8,884.96                    8,305.46
 3/02                 10,331.03                    9,219.23
 9/02                  7,405.02                    6,603.67
 3/03                  7,723.15                    6,936.74
 9/03                  9,251.04                    8,217.61
 3/04                 10,079.87                    9,374.46
 9/04                  9,753.36                    9,357.64
 3/05                 10,188.70                   10,001.76
 9/05                 10,582.19                   10,504.08
 3/06                 11,078.61                   11,174.92

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED MARCH 31, 2006

                                                                    ENDING
                                                                  VALUE OF A
                         SIX         ONE       FIVE     SINCE       $10,000
                        MONTHS       YEAR      YEAR    INCEPTION  INVESTMENT (A)
--------------------------------------------------------------------------------
GE Premier
  Growth Equity         4.69%       8.73%     1.56%      1.59%      $11,079
S&P 500 Index           6.39%      11.73%     3.97%      1.72%      $11,175

CLASS Y SHARES

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]

                      GE PREMIER
                     GROWTH EQUITY             S&P 500 INDEX
 12/31/96             10,000.00                   10,000.00
 9/97                 12,253.32                   12,959.85
 9/98                 13,926.32                   14,140.87
 9/99                 19,345.90                   18,072.96
 9/00                 22,995.97                   20,466.47
 9/01                 17,534.38                   15,010.42
 9/02                 14,767.94                   11,934.79
 9/03                 18,617.70                   14,851.65
 9/04                 19,824.70                   16,912.02
 9/05                 21,731.79                   18,983.98
 3/06                 22,862.11                   20,196.39

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED MARCH 31, 2006

                                                                  ENDING
                                                                VALUE OF A
                     SIX        ONE        FIVE      SINCE        $10,000
                    MONTHS      YEAR       YEAR    INCEPTION   INVESTMENT (A)
--------------------------------------------------------------------------------
GE Premier
  Growth Equity     5.20%       9.81%      2.57%      9.35%       $22,862
S&P 500 Index       6.39%      11.73%      3.97%      7.90%       $20,196

SEE NOTES TO PERFORMANCE BEGINNING ON PAGE 88 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GE PREMIER GROWTH EQUITY FUND
Schedule of Investments

                                                      March 31, 2006 (unaudited)

GE PREMIER GROWTH EQUITY FUND

PORTFOLIO COMPOSITION AS A % OF THE MARKET VALUE OF $470,623
(IN THOUSANDS) AS OF MARCH 31, 2006

[PIE CHART OMITTED, PLOT POINTS FOLLOWS]

INFORMATION TECHNOLOGY                31.8%
HEALTHCARE                            18.5%
CONSUMER DISCRETIONARY                18.0%
FINANCIALS                            12.3%
ENERGY                                 6.7%
INDUSTRIALS                            4.2%
SHORT-TERM                             4.2%
MATERIALS                              3.3%
TELECOMMUNICATION SERVICES             1.0%




                                          NUMBER
                                        OF SHARES         VALUE


COMMON STOCK -- 96.6%+
--------------------------------------------------------------------------------


CONSUMER DISCRETIONARY -- 18.2%

Bed Bath & Beyond, Inc.                 353,163     $  13,561,459(a)
Carnival Corp.                          332,603        15,755,404
Comcast Corp. (Class A)                 437,826        11,436,015(a,j)
Liberty Global Inc. (Series C)          753,496        14,881,546(a,j)
Liberty Media Corp. (Series A)        1,620,682        13,305,799(a)
The Home Depot, Inc.                    374,934        15,859,708
                                                       84,799,931

ENERGY -- 6.7%

Schlumberger Ltd.                       154,812        19,594,555
Transocean Inc.                         146,345        11,751,504(a)
                                                       31,346,059

FINANCIALS -- 12.4%

AFLAC Incorporated                      326,555        14,737,427
Federal National
   Mortgage Assoc.                      145,136         7,459,990
SLM Corp.                               314,460        16,333,053(h)
State Street Corp.                      319,298        19,295,178(e)
                                                       57,825,648

HEALTHCARE -- 18.7%

Amgen, Inc.                             223,751        16,277,885(a)
Johnson & Johnson                       260,035        15,399,273
LIncare Holdings Inc.                   216,494         8,434,606(a)






                                         NUMBER
                                       OF SHARES         VALUE

Medtronic Inc.                          253,987     $  12,889,840
Pfizer Inc.                             471,691        11,754,540
UnitedHealth Group
   Incorporated                         227,379        12,701,391
Zimmer Holdings, Inc.                   145,136         9,811,194(a,j)
                                                       87,268,729

INDUSTRIALS -- 4.3%

Dover Corp.                             411,218        19,968,746(j)

INFORMATION TECHNOLOGY -- 32.0%

Analog Devices, Inc.                    290,271        11,114,477
Cisco Systems, Inc.                     616,827        13,366,641(a)
Dell, Inc.                              350,745        10,438,171(a,h)
eBay, Inc.                              251,568         9,826,246(a)
First Data Corp.                        423,312        19,819,468(h)
Intuit Inc.                             380,981        20,264,379(a,j)
Linear Technology Corp.                 217,703         7,637,021
Microsoft Corp.                         659,158        17,935,689(h)
Molex Inc. (Class A)                    562,401        16,714,558(h)
Paychex, Inc.                           133,041         5,542,488(j)
QUALCOMM, Inc.                          160,859         8,141,074
Yahoo! Inc.                             272,129         8,778,882(a)
                                                      149,579,094

MATERIALS -- 3.3%

Monsanto Co.                            181,420        15,375,345

TELECOMMUNICATION SERVICES -- 1.0%

Vodafone Group PLC ADR                  232,217         4,853,335(j)

TOTAL INVESTMENTS IN SECURITIES
   (COST $403,214,346)                                451,016,887



--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 4.2%
--------------------------------------------------------------------------------


SHORT-TERM INVESTMENTS -- 3.4%

GEI Short Term Investment Fund
   4.87%                             16,046,577        16,046,577(d,l)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN -- 0.8%

State Street Navigator Securities
   Lending Prime Portfolio
   4.76%                              3,559,799         3,559,799(d,e)

TOTAL SHORT-TERM INVESTMENTS
   (COST $19,606,376)                                  19,606,376


TOTAL INVESTMENTS
   (COST $422,820,722)                                470,623,263




See Notes to Schedules of Investments on page 90 and Notes to Financial Statements on page 120.

GE PREMIER GROWTH EQUITY FUND
Schedule of Investments

                                                      March 31, 2006 (unaudited)



                                                        VALUE

LIABILITIES IN EXCESS OF OTHER
   ASSETS, NET -- (0.8)%                              $(3,867,007)
                                                      ===========

NET ASSETS -- 100.0%                                 $466,756,256
                                                     ============

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

The GE Premier Growth Equity Fund had the following short futures contracts open at March 31, 2006 (unaudited):

                             NUMBER       CURRENT
               EXPIRATION      OF         NOTIONAL    UNREALIZED
DESCRIPTION       DATE      CONTRACTS       VALUE     APPRECIATION
--------------------------------------------------------------------------------
S&P 500 Index
  Futures       June 2006       4       $(1,303,300)     $6,248



See Notes to Schedules of Investments on page 90 and Notes to Financial Statements on page 120.

GE Strategic Investment Fund                                                 Q&A

THE GE STRATEGIC INVESTMENT FUND IS MANAGED BY A TEAM OF PORTFOLIO MANAGERS THAT INCLUDES CHRISTOPHER D. BROWN, PAUL M. COLONNA, RALPH R. LAYMAN, JUDITH A. STUDER AND DIANE M. WEHNER. THE TEAM IS LED BY MS. STUDER WHO, AS A LEAD MEMBER OF THE TACTICAL ASSET ALLOCATION COMMITTEE, IS VESTED WITH OVERSIGHT AUTHORITY FOR DETERMINING ASSET ALLOCATIONS FOR THE FUND.

EACH OF THE FOREGOING PORTFOLIO MANAGERS IS RESPONSIBLE FOR MANAGING ONE OF THREE SUB-PORTFOLIOS: U.S. EQUITY, INTERNATIONAL EQUITY AND FIXED INCOME. MR. BROWN MANAGES THE U.S. EQUITY PORTION, MR. LAYMAN AND MS. STUDER MANAGE THE INTERNATIONAL EQUITY PORTION AND MR. COLONNA MANAGES THE FIXED INCOME PORTION, EACH WITH A TEAM OF PORTFOLIO MANAGERS AND ANALYSTS. THE SUB-PORTFOLIOS UNDERLYING THIS FUND ARE MANAGED INDEPENDENTLY OF EACH OTHER AND THE PORTFOLIO MANAGERS HAVE FULL DISCRETION OVER THEIR PARTICULAR SUB-PORTFOLIO; HOWEVER, THE PORTFOLIO MANAGEMENT TEAM IS COLLABORATIVE TO ENSURE STRICT ADHERENCE TO THIS FUND'S OBJECTIVES. SEE PORTFOLIO MANAGERS' BIOGRAPHICAL INFORMATION BEGINNING ON PAGE 138.


Q. HOW DID THE GE STRATEGIC INVESTMENT FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2006?

A. For the six-month period ended March 31, 2006, the GE Strategic Investment Fund returned 7.43% for Class A shares, 7.02% for Class B shares, 7.01% for Class C shares, and 8.13% for Class Y shares. The Fund's broad based benchmarks, S&P 500 Index and the Lehman Brothers Aggregate Bond Index, returned 6.39% and -0.06%, respectively. The Fund's Lipper peer group of 429 Flexible Portfolio Funds returned an average of 5.61% for the same period.

Q. WHAT WERE THE PRIMARY DRIVERS OF FUND PERFORMANCE AND WHAT MARKET CONDITIONS IMPACTED THE PERFORMANCE OF THE FUND?

A. As of March 31, 2006, the S&P 500 was up for the fifth consecutive month. While uncertainty about inflation, the future path of Fed rate tightenings and economic growth in the year ahead restrained the markets in the early part of the period, the markets burst forth into 2006 with the strongest first-quarter S&P 500 performance since 1999. Solid corporate earnings, continued economic strength and moderate inflation, fueled the markets. In this environment, each S&P 500 sector -- except utilities -- advanced. Large-cap, high quality stocks continued to lag the broad market and smaller cap companies.

    During the past six months, the Federal Reserve continued to raise short rates at a measured pace, to counteract the inflationary effects of high energy and commodity costs. Dr. Benjamin Bernanke took the helm as the new Fed chairman during this time, and pushed the targeted Fed funds rate to 4.75% by March 31st. Speculation that the Fed's tightening cycle might end soon also contributed to market strength during the period.

    The primary detractor from the Fund's U.S. Equity allocation performance was the consumer discretionary sector; positions in leisure company Carnival (-4%) and media holdings Comcast (-9%) and Liberty Global (-23%) detracted the most from portfolio performance. Carnival declined due to the impact of higher fuel costs, the effects of a fire aboard one of its ships, and weak bookings in their Caribbean cruises. Vodafone (-18%), our main holding in the telecom services sector, detracted from performance. The shares declined in late 2005 and early 2006 due to lagging performance in the company's Japanese wireless unit and competitive pressures in its European wireless division. The stock recovered some of this



[PHOTO OMITTED]



PICTURED TO THE RIGHT:
JUDITH A. STUDER

GE Strategic Investment Fund

    decline during March as it announced the sale of the Japan wireless business for $15.4B and declared a special dividend for investors, and as investors speculated the company might sell its stake in Verizon Wireless. Health care was another area that hurt performance during the period. Biotechnology Company Amgen (-9%), healthcare service provider Lincare (-5%) and diversified health care company, Johnson & Johnson (-5%) fell during the period detracting from the Fund's performance.

    Security selections within the energy and information technology sectors were the main contributors to the Fund's performance during the period. Energy holding Schlumberger (+51%) was the main contributor to performance in this sector, driven by strong results and upward revisions to their 2006 outlook. Within information technology strong returns from Molex (+16%), Intuit (+19%), and First Data (+17%) added significantly to the Fund's performance. We continue to underweight the utilities sector, a decision that positively impacted the Fund's performance during the period.

    During the first quarter of 2006, the Fund modified the composition of its U.S. Equity allocation. The portfolio managers have decided to incorporate mid-cap securities into the Fund, and during the first quarter increased exposure to this area by 7%. The portfolio managers, following a process established by GE Asset Management's Asset Allocation Committee to diversify holdings across asset classes, make decisions on the Fund's asset allocation. The Fund adjusts its weightings among assets classes based on their relative attractiveness.

    In the international equity markets, Stock selection within Japan, Emerging Markets and Europe has benefited performance over the past six months. An important contribution has come from Japan, which appears to be emerging from the deflationary environment of the last few years. The Japanese unemployment rate is at a seven-year low and economic growth has picked up, with signs that the consumers are starting to spend again. In Europe, a flurry of M&A activity, particularly in the first quarter of 2006, has served as a catalyst for the financial markets. Emerging Markets are still attracting new capital as companies continue to benefit from healthy global growth.

    Several geopolitical events currently unfolding throughout the world demand our attention. The steps that Iran has taken toward its uranium enrichment program have been particularly troubling. On the other side of the globe, in Latin America, many presidential elections, indicating a shift to the Left, have been taking place with the potential to impact the global markets. Finally, avian flu has been quietly spreading around the world, though it has yet to affect humans in a material way.

    In the fixed income markets, the US Treasury yield curve continued in what bond investors call a "bear flattening" trend over the course of the last two quarters, "bear" referring to an increase in rates and "flattening" referring to the yield spread between short and long rates narrowing. The Federal Reserve raised its target for fed funds four times in 25 basis point increments to 4.75%, thrice under chairman Alan Greenspan who departed on January 31st after 18+ years at the helm, and once under the new leadership of Dr. Benjamin Bernanke. The fixed income markets took the four moves in stride as all were expected. In reaction to fed action, the yields on 3-month treasury bills and 2-year treasury notes rose 106 and 65 basis points to 4.6% and 4.82% respectively, reflecting investor sentiment favoring further rate hikes. Long-term yields were little changed at the end of 2005 from the start of the fourth quarter as economic growth cooled, inflation stayed moderate and foreign demand was healthy. First quarter growth appears to have rebounded nicely and inflation pressures remain present, which has increased expectations for further rate hikes. Subsequently, yields on 10-year notes and 30-year bonds moved higher, finishing March at

                                                                             Q&A



    4.85% and 4.89%, up 52 and 32 basis points respectively for the last six months.

    In absolute terms, high yield and emerging market debt were the best performing sectors, both returning in excess of 3% for the six-months, supported by positive fundamentals and technical. U.S. high-grade credit and treasury sectors performed the worst, posting negative returns of -0.7 and -0.5%, respectively. In general, within high-grade securities, BBB and A rated issues underperformed AA and AAA securities.

    The key drivers to portfolio performance over the last six-months were the allocation to high yield and emerging market debt sectors. These sectors both returned over 3% for the period compared to negative returns for the benchmark. Also contributing positively to relative return was yield curve positioning within the portfolio to take advantage of a flattening yield curve. This strategy proved correct particularly during the last three months of 2005 as the yield difference between 2-year and 10-year notes narrowed 17 basis points.

GE Strategic Investment Fund

                                              Understanding Your Fund's Expenses


As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses including sales charges on purchase payments, reinvested dividends (or other distributions), and redemption fees directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, distribution and service fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended March 31, 2006.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.



OCTOBER 1, 2005 - MARCH 31, 2006

------------------------------------------------------------------------------------------------------------------------------------
                               ACCOUNT VALUE AT THE               ACCOUNT VALUE AT THE                  EXPENSES PAID
                            BEGINNING OF THE PERIOD ($)           END OF THE PERIOD ($)            DURING THE PERIOD ($)*

------------------------------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN**
------------------------------------------------------------------------------------------------------------------------------------
     Class A                         1,000.00                           1,074.27                             4.28

     Class B                         1,000.00                           1,070.17                             8.12

     Class C                         1,000.00                           1,070.10                             8.12

     Class Y                         1,000.00                           1,081.33                             2.94

------------------------------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (2.5% FOR THE PERIOD)
------------------------------------------------------------------------------------------------------------------------------------

     Class A                         1,000.00                           1,020.57                             4.19

     Class B                         1,000.00                           1,016.91                             7.95

     Class C                         1,000.00                           1,016.91                             7.95

     Class Y                         1,000.00                           1,021.84                             2.88
------------------------------------------------------------------------------------------------------------------------------------

  * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.83% FOR CLASS A, 1.58% FOR CLASS B, 1.58% FOR CLASS C, AND 0.57% FOR CLASS Y, (FROM PERIOD OCTOBER 1, 2005 - MARCH 31, 2006), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/365 (TO REFLECT THE SIX-MONTH PERIOD).
 ** ACTUAL FUND RETURNS FOR SIX-MONTH PERIOD ENDED MARCH 31, 2006 WERE AS
    FOLLOWS: 7.43% FOR CLASS A SHARES, 7.02% FOR CLASS B SHARES, 7.01% FOR
    CLASS C SHARES, AND 8.13% FOR CLASS Y SHARES.

GE Strategic Investment Fund


--------------------------------------------------------------------------------
TEN LARGEST HOLDINGS
AS OF MARCH 31, 2006
as a % of Market Value
--------------------------------------------------------------------------------
U.S. Treasury Notes 4.50% 02/15/09 - 02/15/16      2.83%
--------------------------------------------------------------------------------
Microsoft Corp.                                    1.83%
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                  1.78%
--------------------------------------------------------------------------------
First Data Corp.                                   1.72%
--------------------------------------------------------------------------------
American International Group, Inc.                 1.41%
--------------------------------------------------------------------------------
The Home Depot, Inc.                               1.31%
--------------------------------------------------------------------------------
Pfizer Inc.                                        1.28%
--------------------------------------------------------------------------------
Wyeth                                              1.21%
--------------------------------------------------------------------------------
Bank of America Corp.                              1.13%
--------------------------------------------------------------------------------
Johnson & Johnson                                  1.11%
--------------------------------------------------------------------------------


INVESTMENT PROFILE

A mutual fund designed for investors who seek to maximize total return by investing primarily in a combination of equity securities and investment grade debt securities.

LIPPER PERFORMANCE COMPARISON
Flexible Portfolio Peer Group

Based on average annual total returns for the periods ended 3/31/06

                   SIX       ONE       FIVE      TEN
                  MONTHS     YEAR      YEAR      YEAR
----------------------------------------------------------------
Number of
Funds in
peer group:        429       382       210       88
---------------------------------------------------------------
Peer group
average annual
total return:     5.61%    11.66%     5.38%    7.59%
---------------------------------------------------------------


CHANGE IN VALUE OF A $10,000 INVESTMENT

CLASS A SHARES+

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]

                     GE STRATEGIC                GE STRATEGIC                                                  LB AGGREGATE
                      INVESTMENT             INVESTMENT WITH LOAD                 S&P 500 INDEX                BOND INDEX
 03/31/96             10,000.00                    9,425.00                        10,000.00                    10,000.00
 9/96                 10,505.16                    9,901.11                        10,771.80                    10,242.90
 9/97                 12,864.07                   12,124.39                        15,132.68                    11,237.96
 9/98                 13,620.01                   12,836.86                        16,511.71                    12,531.45
 9/99                 15,701.31                   14,798.48                        21,103.05                    12,485.59
 9/00                 17,864.73                   16,837.51                        23,897.86                    13,358.40
 9/01                 16,201.54                   15,269.95                        17,527.05                    15,088.70
 9/02                 14,990.41                   14,128.46                        13,935.76                    16,385.79
 9/03                 17,587.50                   16,576.22                        17,341.66                    17,272.22
 9/04                 18,984.34                   17,892.74                        19,747.47                    17,907.50
 9/05                 20,674.17                   19,485.41                        22,166.81                    18,408.03
 3/06                 22,209.65                   20,932.60                        23,582.49                    18,397.76

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED MARCH 31, 2006

                                                                    ENDING
                                                                   VALUE OF A
                          SIX         ONE        FIVE      TEN       $10,000
                          MONTHS      YEAR       YEAR      YEAR   INVESTMENT (A)
--------------------------------------------------------------------------------
GE Strategic
  Investment              7.43%      11.17%      5.37%     8.31%      $22,210
GE Strategic
  Investment W/LOAD       1.25%       4.78%      4.13%     7.67%      $20,933
  MAXIMUM LOAD
   OF 5.75%
S&P 500 Index             6.39%      11.73%      3.97%     8.96%      $23,582
LB Aggregate
  Bond Index             -0.06%       2.26%      5.11%     6.29%      $18,398

CLASS B SHARES

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]

                     GE STRATEGIC                                                 LB AGGREGATE
                      INVESTMENT                 S&P 500 INDEX                     BOND INDEX
 03/31/96             10,000.00                   10,000.00                        10,000.00
 9/96                 10,464.75                   10,771.80                        10,242.90
 9/97                 12,721.72                   15,132.68                        11,237.96
 9/98                 13,345.96                   16,511.71                        12,531.45
 9/99                 15,273.22                   21,103.05                        12,485.59
 9/00                 17,249.74                   23,897.86                        13,358.40
 9/01                 15,524.05                   17,527.05                        15,088.70
 9/02                 14,308.02                   13,935.76                        16,385.79
 9/03                 16,786.89                   17,341.66                        17,272.22
 9/04                 18,120.14                   19,747.47                        17,907.50
 9/05                 19,733.04                   22,166.81                        18,408.03
 3/06                 21,198.63                   23,582.49                        18,397.76

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED MARCH 31, 2006

                                                                    ENDING
                                                                  VALUE OF A
                      SIX        ONE        FIVE      TEN          $10,000
                      MONTHS     YEAR       YEAR      YEAR      INVESTMENT (A)
--------------------------------------------------------------------------------
GE Strategic
  Investment          7.02%     10.36%      4.59%     7.80%        $21,199
S&P 500 Index         6.39%     11.73%      3.97%     8.96%        $23,582
 LB Aggregate
  Bond Index         -0.06%      2.26%      5.11%     6.29%        $18,398

CLASS C SHARES

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]

                     GE STRATEGIC                                                  LB AGGREGATE
                      INVESTMENT                 S&P 500 INDEX                     BOND INDEX

 09/30/99             10,000.00                   10,000.00                        10,000.00
 3/00                 11,245.81                   11,773.02                        10,208.16
 9/00                 11,276.28                   11,324.36                        10,699.05
 3/01                 10,753.56                    9,200.32                        11,487.32
 9/01                 10,148.20                    8,305.46                        12,084.89
 3/02                 10,951.17                    9,219.23                        12,101.67
 9/02                  9,314.56                    6,603.67                        13,123.76
 3/03                  9,544.84                    6,936.74                        13,515.85
 9/03                 10,862.96                    8,217.61                        13,833.73
 3/04                 11,845.00                    9,374.46                        14,246.39
 9/04                 11,638.10                    9,357.64                        14,342.54
 3/05                 12,204.73                   10,001.76                        14,409.93
 9/05                 12,582.97                   10,504.08                        14,743.42
 3/06                 13,465.09                   11,174.92                        14,735.19

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED MARCH 31, 2006

                                                                      ENDING
                                                                    VALUE OF A
                    SIX           ONE          FIVE      SINCE        $10,000
                   MONTHS         YEAR         YEAR    INCEPTION  INVESTMENT (A)
--------------------------------------------------------------------------------
GE Strategic
  Investment        7.01%        10.33%       4.60%      4.68%       $13,465
S&P 500 Index       6.39%        11.73%       3.97%      1.72%       $11,175
 LB Aggregate
  Bond Index       -0.06%         2.26%       5.11%      6.15%       $14,735

CLASS Y SHARES

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]


                     GE STRATEGIC                                                  LB AGGREGATE
                      INVESTMENT                 S&P 500 INDEX                     BOND INDEX
 03/31/96             10,000.00                   10,000.00                        10,000.00
 9/96                 10,525.22                   10,771.80                        10,242.90
 9/97                 12,921.29                   15,132.68                        11,237.96
 9/98                 13,709.78                   16,511.71                        12,531.45
 9/99                 15,843.04                   21,103.05                        12,485.59
 9/00                 18,071.04                   23,897.86                        13,358.40
 9/01                 16,427.04                   17,527.05                        15,088.70
 9/02                 15,233.03                   13,935.76                        16,385.79
 9/03                 17,921.54                   17,341.66                        17,272.22
 9/04                 19,394.41                   19,747.47                        17,907.50
 9/05                 21,179.32                   22,166.81                        18,408.03
 3/06                 22,901.92                   23,582.49                        18,397.76

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED MARCH 31, 2006

                                                                  ENDING
                                                                VALUE OF A
                    SIX         ONE         FIVE      TEN        $10,000
                   MONTHS       YEAR        YEAR      YEAR    INVESTMENT (A)
         -----------------------------------------------------------------------
GE Strategic
  Investment       8.13%      12.08%       5.75%      8.64%      $22,902
S&P 500 Index      6.39%      11.73%       3.97%      8.96%      $23,582
 LB Aggregate
  Bond Index      -0.06%       2.26%       5.11%      6.29%      $18,398

SEE NOTES TO PERFORMANCE BEGINNING ON PAGE 88 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GE STRATEGIC INVESTMENT FUND
Schedule of Investments

                                                      March 31, 2006 (unaudited)

GE STRATEGIC INVESTMENT FUND

PORTFOLIO COMPOSITION AS A % OF THE MARKET VALUE OF $175,065
(IN THOUSANDS) AS OF MARCH 31, 2006

[PIE CHART OMITTED, PLOT POINTS FOLLOWS]

DOMESTIC EQUITY              47.9%
FOREIGN EQUITY               23.1%
BONDS AND NOTES              20.0%
SHORT-TERM & OTHERS           9.0%




                                     NUMBER
                                  OF SHARES         VALUE


DOMESTIC EQUITY -- 49.9%+
--------------------------------------------------------------------------------


CONSUMER DISCRETIONARY -- 7.6%

aQuantive, Inc.                           1,301   $        30,626(a,j)
Bed Bath & Beyond, Inc.                  15,869           609,370(a)
Boyd Gaming Corp.                         1,263            63,074(j)
Carnival Corp.                           32,183         1,524,509
CBS Corp.                                17,879           428,738
Cheesecake Factory                        2,648            99,168(a)
Comcast Corp. (Class A)                  68,493         1,789,037(a,h)
Federated Department
   Stores Inc.                            1,169            85,337
Getty Images, Inc.                        1,482           110,972(a)
Global Cash Access
   Holdings, Inc.                         3,918            68,643(a)
Liberty Global Inc. (Series C)           31,637           624,831(a)
Liberty Global, Inc. (Series A)           2,583            52,874(a)
Liberty Media Corp. (Series A)          216,350         1,776,233(a)
Life Time Fitness, Inc.                   1,040            48,724(a)
Michaels Stores, Inc.                     3,954           148,591
Omnicom Group, Inc.                      11,926           992,839
Pulte Homes, Inc.                         2,187            84,024
Regal Entertainment
   Group (Class A)                        5,251            98,771(j)
Starwood Hotels & Resorts
   Worldwide Inc.
   (Class B) (REIT)                       1,340            90,758
Target Corp.                              9,670           502,937
The E.W. Scripps Co. (Class A)                       2,786124,562
The Home Depot, Inc.                     54,311         2,297,355(h)
Univision Communications Inc.
   (Class A)                              2,032            70,043(a)
Viacom Inc. (Class B)                    15,069           584,677(a)
Williams-Sonoma, Inc.                     2,705           114,692(a)
                                                       12,421,385







                                          NUMBER
                                        OF SHARES         VALUE

CONSUMER STAPLES -- 4.1%

Alberto-Culver Company                    2,503    $      110,708
Clorox Co.                               11,133           666,310
Colgate-Palmolive Co.                    32,773         1,871,338
Kroger Co.                                3,067            62,444(a)
PepsiCo, Inc.                            29,645         1,713,185
Sara Lee Corp.                           16,090           287,689
The Coca-Cola Co.                        43,828         1,835,078
The Hershey Company                         829            43,299
Weight Watchers
   International Inc.                     2,765           142,121
                                                        6,732,172

ENERGY -- 4.6%

Amerada Hess Corp.                          539            76,754
BJ Services Co.                           3,166           109,544
Dresser-Rand Group, Inc.                  3,820            94,927(a)
EOG Resources, Inc.                       9,791           704,952
Exxon Mobil Corp.                        51,087         3,109,155(h)
GlobalSantaFe Corp.                       2,627           159,590
Halliburton Co.                          12,873           939,986
Murphy Oil Corp.                            685            34,127
Peabody Energy Corp.                      2,273           114,582
Schlumberger Ltd.                        15,313         1,938,166
Valero Energy Corp.                       2,135           127,630
Weatherford
   International Ltd.                     3,049           139,492(a)
                                                        7,548,905

FINANCIALS -- 8.3%

Affiliated Managers Group                 1,732           184,648(a)
AFLAC Incorporated                       18,856           850,971(h)
Alleghany Corp.                             716           207,294(a)
American International
   Group, Inc.                           37,389         2,471,039
Bank of America Corp.                    43,472         1,979,715
Berkshire Hathaway, Inc.
   (Class B)                                199           599,388(a)
Calamos Asset Management Inc.
   (Class A)                              3,907           146,122
CB Richard Ellis Group, Inc.
   (Class A)                              2,594           209,336(a)
Citigroup, Inc.                          14,504           685,024
CVB Financial Corp.                       3,876            66,280
Everest Re Group, Ltd.                    5,921           552,844
Federal National
   Mortgage Assoc.                       25,947         1,333,676
Greenhill & Company, Inc.                 1,571           103,859(j)
HCC Insurance Holdings, Inc.             12,489           434,617
Legg Mason, Inc.                          1,586           198,773
M&T Bank Corp.                              600            68,484
Maguire Properties, Inc. (REIT)           1,726            62,999
MBIA Inc.                                   770            46,300
Mellon Financial Corp.                   20,392           725,955




See Notes to Schedules of Investments on page 90 and Notes to Financial Statements on page 120.

GE STRATEGIC INVESTMENT FUND
Schedule of Investments

                                                      March 31, 2006 (unaudited)




                                          NUMBER
                                        OF SHARES         VALUE
North Fork
   Bancorporation, Inc.                   3,904     $     112,552
SEI Investments Co.                         804            32,586
State Street Corp.                       25,141         1,519,271(e)
SunTrust Banks, Inc.                      9,992           727,018
The Hartford Financial
   Services Group, Inc.                   1,214            97,788
Trammell Crow Co. (REIT)                    201             7,134(a)
Zions Bancorporation                      1,449           119,876
                                                       13,543,549

HEALTHCARE -- 8.0%

Abbott Laboratories                      40,051         1,700,966
Advanced Medical Optics, Inc.             3,759           175,320(a,j)
Aetna, Inc.                              12,158           597,444
Alcon, Inc.                               1,248           130,116
Amgen, Inc.                              22,240         1,617,960(a)
Amylin Pharmaceuticals, Inc.              3,927           192,227(a,j)
Barr Pharmaceuticals, Inc.                2,672           168,283(a)
Caremark Rx, Inc.                         3,004           147,737(a)
DENTSPLY International, Inc.              1,763           102,518
Gilead Sciences, Inc.                     2,028           126,182(a)
Henry Schein, Inc.                        2,953           141,331(a)
Johnson & Johnson                        32,899         1,948,279
Kinetic Concepts, Inc.                    1,000            41,170(a)
LIncare Holdings Inc.                    24,496           954,364(a)
Manor Care, Inc.                          2,802           124,269
Martek Biosciences Corp.                  2,340            76,822(a,j)
Pfizer Inc.                              89,796         2,237,716(h)
Psychiatric Solutions Inc.                4,190           138,815(a,j)
Quest Diagnostics Inc.                    2,402           123,223
Thermo Electron Corp.                     4,655           172,654(a)
Wyeth                                    43,513         2,111,251(h)
                                                       13,028,647

INDUSTRIALS -- 3.7%

ChoicePoint, Inc.                         1,956            87,531(a)
Corinthian Colleges, Inc.                18,565           267,336(a,j)
Corporate Executive
   Board Co.                                665            67,098
CoStar Group, Inc.                        1,617            83,906(a,j)
Danaher Corp.                             2,553           162,243
Dover Corp.                              39,543         1,920,208
Eaton Corp.                               1,617           117,992
Harsco Corp.                              1,797           148,468
Hexcel Corp.                              5,733           125,954(a,h)
MoneyGram
   International, Inc.                    4,558           140,022
Rockwell Collins, Inc.                    3,036           171,079
Southwest Airlines Co.                   44,738           804,837(h)
Stericycle, Inc.                          2,083           140,852(a)
Sunpower Corp. (Class A)                  1,493            56,973(a,j)
Tyco International Ltd.                  35,400           951,552(h)
United Technologies Corp.                10,275           595,642
Waste Management, Inc.                    7,413           261,679
                                                        6,103,372







                                          NUMBER
                                        OF SHARES         VALUE

INFORMATION TECHNOLOGY -- 12.2%

Activision, Inc.                         21,707    $      299,339(a)
Affiliated Computer
   Services, Inc. (Class A)               1,516            90,445(a)
Analog Devices, Inc.                     18,613           712,691
Automatic Data
   Processing, Inc.                      22,169         1,012,680
CDW Corp.                                 1,278            75,210
Checkfree Corp.                           4,835          244,167(a)
Cisco Systems, Inc.                      70,910         1,536,620(a,h)
Cogent, Inc.                              7,038           129,077(a,j)
Comverse Technology, Inc.                 4,928           115,956(a)
Dell, Inc.                               22,562           671,445(a)
DST Systems, Inc.                         1,524            88,301(a)
eBay, Inc.                                7,916           309,199(a)
EMC Corporation                          49,170           670,187(a)
Fidelity National Information
   Services, Inc.                         9,025           365,964
First Data Corp.                         64,464         3,018,204(h)
Fiserv, Inc.                              1,182            50,294(a)
Harris Corp.                              4,127           195,166
Intel Corp.                              32,232           623,689
Intuit Inc.                              34,655         1,843,300(a)
Juniper Networks, Inc.                    4,801            91,795(a)
Linear Technology Corp.                   4,492           157,579
Macrovision Corp.                         2,957            65,498(a)
Manhattan Associates, Inc.                1,177            25,894(a)
Microchip Technology Inc.                 2,512            91,186
Microsoft Corp.                         117,646         3,201,148(h)
Molex Inc. (Class A)                     61,211         1,819,191
NAVTEQ Corp.                              1,694            85,801(a)
Neustar, Inc. (Class A)                   1,689            52,359(a)
Oracle Corp.                            109,588         1,500,260(a)
Symantec Corp.                            4,395            73,968(a)
Wind River Systems, Inc.                  4,291            53,423(a)
Xilinx, Inc.                              3,234            82,338
Yahoo! Inc.                              16,922           545,904(a)
                                                       19,898,278

MATERIALS -- 1.1%

Cabot Corp.                               1,386            47,110
Martin Marietta Materials, Inc.           1,316           140,851
Monsanto Co.                             16,226         1,375,153
Praxair, Inc.                             2,205           121,606
Sealed Air Corp.                          1,273            73,668
                                                        1,758,388

TELECOMMUNICATION SERVICES -- 0.0%*

American Tower Corp.
   (Class A)                              2,155            65,340(a)
Telephone and Data
   Systems Inc.                             244             9,211
                                                           74,551

See Notes to Schedules of Investments on page 90 and Notes to Financial Statements on page 120.

GE STRATEGIC INVESTMENT FUND
Schedule of Investments

                                                      March 31, 2006 (unaudited)




                                         NUMBER
                                        OF SHARES         VALUE

UTILITIES -- 0.3%

Ameren Corp.                              2,079     $     103,576
DTE Energy Co.                            2,187            87,677
PPL Corp.                                 3,850           113,190
SCANA Corp.                               2,668           104,692
                                                          409,135

TOTAL DOMESTIC EQUITY
   (COST $73,439,655)                                  81,518,382



--------------------------------------------------------------------------------
FOREIGN EQUITY -- 24.8%
--------------------------------------------------------------------------------


COMMON STOCK -- 24.7%


CONSUMER DISCRETIONARY -- 1.5%

Accor S.A.                                  647            37,246
Kingfisher PLC                           12,625            52,447
Koninklijke Philips
   Electronics N.V.                      19,557           660,070(j)
Lagardere S.C.A. (Regd.)                  1,352           105,448(j)
LVMH Moet Hennessy
   Louis Vuitton S.A.                     3,104           303,885
Reed Elsevier PLC                        24,073           230,492
Renault S.A.                                701            74,440
Sekisui Chemical
   Company Ltd.                          18,000           152,098(j)
Tim Hortons, Inc.                           506            13,434(a,j)
Toyota Motor Corp.                       13,498           735,589(j)
                                                        2,365,149

CONSUMER STAPLES -- 1.3%

Carrefour S.A.                            2,978           158,208
Diageo PLC                               32,446           510,171
Nestle S.A. (Regd.)                       2,415           715,159
Seven & I Holdings Co. Ltd.               8,300           327,807
Tesco PLC                                69,405           397,276
                                                        2,108,621

ENERGY -- 2.8%

BG Group PLC                             27,083           337,998
China Petroleum &
   Chemical Corp.                       468,000           271,397
EnCana Corp.                              2,612           122,025
Ente Nazionale
   Idrocarburi S.p.A.                    16,113           457,840
LUKOIL ADR                                3,148           261,914(b)
LUKOIL ADR                                  475            39,615
Nexen Inc.                                1,165            64,122
Petroleo Brasileiro S.A. ADR              6,652           531,162(a,h)
Reliance Energy Ventures Ltd.            29,392            28,591(a)







                                          NUMBER
                                        OF SHARES         VALUE
Reliance Natural
   Resources Ltd.                        29,392    $       21,995(a)
Saipem S.p.A.                            33,834           781,625
Stolt Offshore S.A.                      42,880           672,976(a,j)
Tenaris S.A. ADR                          1,447           261,430
Total S.A.                                2,905           765,321
                                                        4,618,011

FINANCIALS -- 7.1%

Acom Co. Ltd.                             2,620           153,438
Allianz AG (Regd.)                        2,161           360,313
AXA S.A.                                 11,161           391,148
Banca Intesa S.p.A.                      56,678           338,143
Banco Santander Central
   Hispano S.A. (Regd.)                  37,545           547,493
Bank of Yokohama Ltd.                    33,704           275,368
BNP Paribas                               8,727           809,499
BNP Paribas                                 900            80,695(a)
CapitaLand Ltd.                         133,000           397,812
Credit Agricole S.A.                     10,728           416,868
Credit Suisse Group (Regd.)              10,881           609,056
Hongkong Land Holdings Ltd.              46,999           174,836
ICICI Bank Ltd. ADR                       6,745           186,702
ING Groep N.V.                           10,662           420,625
Jardine Matheson Holdings Ltd.            9,307           171,249
Kookmin Bank                              6,212           536,394
Lloyds TSB Group PLC                     37,693           359,919
Mitsubishi Estate Co.
   Ltd. (REIT)                           28,982           685,310
Mitsubishi UFJ Financial
   Group, Inc.                               54           823,799
Mitsui Sumitomo
   Insurance Co. Ltd.                    44,000           597,034
Nomura Holdings, Inc.                    47,799         1,063,415
Prudential PLC                           37,068           429,178
Reliance Capital Ventures Ltd.           29,392            16,389(a)
Royal Bank of Scotland
   Group PLC                             17,444           566,723
Sun Hung Kai
   Properties Ltd. (REIT)                27,248           276,523
Swiss Reinsurance                         2,991           208,501
UniCredito Italiano S.p.A.              107,808           778,217
                                                       11,674,647

HEALTHCARE -- 1.7%

Angiotech Pharmaceuticals, Inc.           7,497           110,956(a,h)
GlaxoSmithKline PLC                      30,894           806,488
Novartis AG (Regd.)                       8,144           451,804
Roche Holding AG                          5,507           817,928
Sanofi-Aventis                            3,115           295,915
Smith & Nephew PLC                       17,411           154,323
Smith & Nephew PLC ADR                    2,081            92,833
Teva Pharmaceutical
   Industries Ltd. ADR                    1,130            46,533
                                                        2,776,780




See Notes to Schedules of Investments on page 90 and Notes to Financial Statements on page 120.

GE STRATEGIC INVESTMENT FUND
Schedule of Investments

                                                      March 31, 2006 (unaudited)




                                          NUMBER
                                        OF SHARES         VALUE

INDUSTRIALS -- 3.5%

ABB Ltd. (Regd.)                         42,933    $      540,420(a)
Adecco S.A. (Regd.)                       3,595           200,402
Asahi Glass Co. Ltd.                     29,003           432,378
Brambles Industries PLC                  23,439           175,126
Canadian National Railway Co.             9,092           412,437
Chiyoda Corp.                            21,369           496,238
East Japan Railway Co.                       31           229,104
Group 4 Securicor PLC                    58,949           193,508
Group 4 Securicor PLC                    60,548           201,285
Komatsu Ltd.                             18,811           357,918(j)
Kubota Corp.                             18,000           193,745(j)
Malaysia International
   Shipping Corp. BHD                    61,260           156,348
Mitsubishi Heavy
   Industries Ltd.                       17,000            80,685
Orascom Construction
   Industries                             5,428           222,863
Sandvik AB                                9,763           576,858
Siemens AG (Regd.)                        6,620           617,182
SMC Corp.                                 1,597           248,233
Smiths Group PLC                         17,590           299,921
Wolseley PLC                              2,313            56,730
                                                        5,691,381

INFORMATION TECHNOLOGY -- 1.8%

Hoya Corp.                               10,800           434,783
Mettler Toledo
   International Inc.                     1,301            78,502(a)
Nidec Corp.                               5,458           446,854
Nokia OYJ                                37,312           771,215(j)
Nortel Networks Corp.                    22,321            68,306(a)
Samsung Electronics Co. Ltd.                660           427,932
Taiwan Semiconductor
   Manufacturing Co. Ltd.               225,926           446,923
Telefonaktiebolaget
   LM Ericsson                           84,907           322,472
                                                        2,996,987

MATERIALS -- 2.4%

BASF AG                                   3,571           279,598
BHP Billiton PLC                         61,973         1,130,314
Cia Vale do Rio Doce ADR                 12,834           622,834(h)
Holcim Ltd. (Regd.)                       3,347           265,844
Linde AG                                  2,864           248,330
Potash Corp of Saskatchewan               4,376           385,570
Rio Tinto PLC (Regd.)                    10,286           521,331
Toray Industries Inc.                    50,999           416,671(j)
                                                        3,870,492

TELECOMMUNICATION SERVICES -- 1.8%

America Movil S.A. de C.V.
   ADR (Series L)                        11,443           392,037(h)
France Telecom S.A.                       3,504            78,701(j)







                                         NUMBER
                                        OF SHARES         VALUE
Reliance Communication
   Ventures Ltd.                         29,392    $      203,729(a)
Singapore Telecommunications Ltd.       325,070           532,358
Telecom Italia S.p.A                      8,901            23,670(j)
Telefonica S.A.                          16,593           260,036
Telefonica S.A. ADR                          98             4,603
Telenor ASA                              29,300           314,749
Vodafone Group PLC                      130,115           271,958
Vodafone Group PLC ADR                   41,666           870,819
                                                        2,952,660

UTILITIES -- 0.8%

E.ON AG                                   5,837           641,450
National Grid PLC                         5,609            55,699
Veolia Environnement                     10,894           604,194
                                                        1,301,343

TOTAL COMMON STOCK
   (COST $30,477,926)                                  40,356,071


PREFERRED STOCK -- 0.1%

Cia Vale do Rio Doce ADR                  4,478           193,584(h)
(Cost $76,327)

TOTAL FOREIGN EQUITY
   (COST $30,554,253)                                  40,549,655



                                   PRINCIPAL
                                     AMOUNT              VALUE
--------------------------------------------------------------------------------

BONDS AND NOTES -- 21.4%
--------------------------------------------------------------------------------


U.S. TREASURIES -- 5.2%

U.S. Treasury Bonds
   4.50%    02/15/36                 $1,481,000        $1,389,356
   7.13%    02/15/23                     35,000            43,046(h)
   8.13%    08/15/19 - 08/15/21         426,000           554,934(h)
U.S. Treasury Notes
   4.25%    01/15/11                    106,000           103,375
   4.38%    01/31/08 - 11/15/08         760,000           753,309
   4.50%    02/15/09 - 02/15/16       5,063,000         4,956,774
   4.63%    02/29/08                    609,000           606,552
                                                        8,407,346

FEDERAL AGENCIES -- 0.3%

Federal Farm Credit Bank
   3.75%    01/15/09                    221,000           213,356(h)
Federal Home Loan Mortgage Corp.
   4.75%    12/08/10                    349,000           342,192(h)
                                                          555,548




See Notes to Schedules of Investments on page 90 and Notes to Financial Statements on page 120.

GE STRATEGIC INVESTMENT FUND
Schedule of Investments

                                                      March 31, 2006 (unaudited)



                                      PRINCIPAL
                                        AMOUNT         VALUE


AGENCY MORTGAGE BACKED -- 4.6%

Federal Home Loan
   Mortgage Corp.
   4.50%    06/01/33 - 10/01/35     $   204,427     $     188,623
   5.00%    07/01/35 - 10/01/35         249,600           237,522
   5.50%    05/01/20                     16,337            16,231
   6.00%    04/01/17 - 05/01/35         314,052           315,402
   6.50%    01/01/27 - 12/01/34         229,223           233,844
   7.00%    10/01/16 - 02/01/35          70,601            72,724
   7.50%    11/01/09 - 09/01/33          39,819            41,473
   8.00%    04/01/30 - 11/01/30           4,720             5,042
   9.00%    04/01/16 - 06/01/21           7,261             7,806(h)
Federal National
   Mortgage Assoc.
   4.00%    05/01/19 - 06/01/19         104,664            98,012
   4.50%    05/01/18 - 02/01/35         867,324           818,576
   5.00%    06/01/20 - 08/01/35        392,0343            76,100
   5.50%    03/01/14 - 08/01/35         644,043           636,026
   6.00%    07/01/14 - 08/01/35         742,251           744,758
   6.50%    01/01/15 - 02/01/35         998,453         1,018,733
   7.00%    10/01/16 - 05/01/35         248,028           255,509
   7.50%    12/01/09 - 03/01/34         119,612           124,608
   8.00%    12/01/11 - 11/01/33          60,354            63,626
   8.50%    06/01/30 - 05/01/31           8,770             9,489
   9.00%    06/01/09 - 12/01/22          55,893            58,669
   5.00%    TBA                         435,000           423,989(c)
   5.50%    TBA                       1,025,000         1,000,336(c)
Government National
   Mortgage Assoc.
   4.50%    08/15/33 - 09/15/34         226,335           213,013
   5.00%    08/15/33                     44,244            42,884
   6.00%    04/15/30 - 06/15/35          90,807            91,885
   6.50%    02/15/24 - 08/15/34         182,037           188,632
   7.00%    03/15/12 - 06/15/34          58,259            60,269
   8.00%    09/15/29 - 06/15/30             675               724
   8.50%    10/15/17                     65,375            69,945
   9.00%    11/15/16 - 12/15/21          73,776            80,695
                                                        7,495,145

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 1.4%

Collateralized Mortgage
   Obligation Trust (Class B)
   6.60%    11/01/18                      2,449             2,018(d,f,h)
Federal Home Loan
   Mortgage Corp.
   1.90%    10/15/18                    150,076             7,680(g,i)
   2.40%    12/15/30                    348,472            18,077(g,i)
   3.74%    10/15/33                     54,485            38,704(i)
   4.50%    04/15/13 - 03/15/19         442,794            44,507(g)
   4.50%    05/15/17 - 11/15/19         112,175           104,384
   4.61%    12/15/33                     35,255            27,003(i)
   5.00%    12/15/13 - 12/01/34       1,661,691           270,448(g)
   5.00%    05/15/20 - 02/15/35         756,380           692,072
   5.50%    04/15/17 - 06/15/33         233,087            36,402(g)







                                       PRINCIPAL
                                        AMOUNT          VALUE

   5.50%    10/15/34                 $   78,909   $        78,526
   7.50%    01/15/16                     17,604            18,230
   7.50%    07/15/27                     17,601             3,929(g)
   8.00%    04/15/20                      1,007             1,005
   8.00%    02/01/23 -07/01/24            6,955             1,634(g)
   10.09%   09/25/43                    539,553             7,033(d,g,h,i)
Federal Home Loan
   Mortgage STRIPS
   6.07%    08/01/27                      1,505             1,216(d,f)
Federal National
   Mortgage Assoc.
   1.17%    12/25/42                    266,454             6,453(g,i)
   2.18%    10/25/29                     86,437             4,469(g,i)
   2.78%    09/25/42                    371,924            30,684(g,h,i)
   2.83%    04/25/17 - 10/25/17         197,445            12,547(g,i)
   2.88%    08/25/16                     61,064             3,078(g,i)
   4.50%    05/25/18                     49,547             5,295(g)
   4.50%    12/25/19                     32,050            28,788
   4.56%    09/25/31                     67,407            60,377(i)
   4.75%    11/25/14                     34,998             2,665(g)
   5.00%    02/25/11 - 01/25/27         165,134            16,415(g)
   5.00%    03/25/35                     48,075            43,512
   5.50%    07/25/34 - 02/25/35         167,514           166,518
   5.75%    02/25/35                     80,125            80,188
   6.00%    12/25/34                     64,100            63,910
   6.50%    12/25/34                     36,426            37,040
   8.00%    07/25/14                     33,727            34,445
Federal National Mortgage
   Assoc. (Class 1)
   4.69%    11/01/34                    205,751           149,817(d,f)
Federal National Mortgage
   Assoc. (Class S)
   2.28%    02/25/31                    100,603             4,538(g,i)
Federal National Mortgage
   Assoc. REMIC
   4.50%    11/25/13                    145,331             6,595(g)
   5.00%    10/25/22                     53,160             8,742(g)
   5.50%    08/25/33                    190,043            44,293(g)
   6.01%    03/25/31                     97,140            92,969(i)
Federal National Mortgage
   Assoc. REMIC (Class B)
   5.92%    12/25/22                      2,603             2,097(d,f)
Federal National Mortgage
   Assoc. REMIC (Class J)
   1080.91% 03/25/22                         16               263(g)
Federal National Mortgage
   Assoc. REMIC (Class K)
   1008.00% 05/25/22                         14               448(g)
Federal National Mortgage
   Assoc. STRIPS (Class 2)
   7.50%    11/01/23                     45,783            11,052(g)
   8.00%    08/01/23 - 07/01/24          15,069             3,479(g)
   8.50%    03/01/17 - 07/25/22           5,895             1,376(g)
   9.00%    05/25/22                      2,634               731(g)




See Notes to Schedules of Investments on page 90 and Notes to Financial Statements on page 120.

GE STRATEGIC INVESTMENT FUND
Schedule of Investments

                                                      March 31, 2006 (unaudited)



                                       PRINCIPAL
                                        AMOUNT         VALUE

Government National
   Mortgage Assoc.
   5.00%    02/16/34                 $   41,665    $       38,048
Vendee Mortgage Trust
   21.54%   05/15/33                    348,450             9,147(d,g,h,i)
                                                        2,322,847

ASSET BACKED -- 0.4%

Bank One Issuance Trust
   3.59%    05/17/10                     19,230            18,806
Bank One Issuance Trust (Class A)
   4.78%    10/15/09                     96,000            96,018(i)
Bear Stearns Asset Backed
   Securities Inc. (Class A)
   5.19%    01/25/34                     18,952            18,996(h,i)
BMW Vehicle Owner Trust (Class B)
   2.93%    03/25/09                     31,000            30,769
Capital One Master Trust (Class C)
   6.70%    06/15/11                     64,000            65,740(b,h)
Capital One Prime Auto
   Receivables Trust (Class A)
   4.83%    09/17/07                     11,782            11,782(i)
Carmax Auto Owner Trust
   4.35%    03/15/10                     44,000            43,164
Chase Funding Mortgage Loan
   Asset-Backed Certificates
   5.07%    03/25/32                     20,788            20,819(h,i)
Citibank Credit Card
   Issuance Trust
   4.45%    04/07/10                     40,000            39,233
Countrywide Home Equity
   Loan Trust (Class A)
   4.98%    07/15/27                     30,869            30,870(h,i)
Fleet Home Equity Loan
   Trust (Class A)
   5.03%    01/20/33                     33,027            33,058(h,i)
Honda Auto Receivables Owner
   Trust (Class A)
   4.15%    10/15/10                     48,716            47,628
Mid-State Trust
   7.54%    07/01/35                      7,972             8,214(h)
Peco Energy Transition Trust
   6.52%    12/31/10                     29,000            30,342(h)
Residential Asset Mortgage
   Products, Inc.
   5.06%    03/25/34                     41,335            41,371(h,i)
Residential Asset Securities Corp.
   5.07%    07/25/32                     14,510            14,521(h,i)
Residential Asset Securities Corp.
   (Class A)
   4.16%    07/25/30                     96,150            94,784(h,i)
Volkswagen Auto Lease
   Trust (Class A)
   3.94%    10/20/10                     29,000            28,470
Wells Fargo Home Equity Trust
   3.97%    09/25/24                     26,000            25,386(h,i)
                                                          699,971







                                       PRINCIPAL
                                        AMOUNT            VALUE

CORPORATE NOTES -- 6.7%

Abbey National PLC
   7.95%    10/26/29                  $  58,000      $     70,707(h)
AES Corp.
   8.75%    06/15/08                     93,000            96,953(h)
AIG SunAmerica Global
   Financing VII
   5.85%    08/01/08                    100,000           101,075(b,h)
Air Jamaica Ltd.
   9.38%    07/08/15                     95,000            97,850(b,h)
Allegiance Corp.
   7.00%    10/15/26                     22,000            23,185(h)
Allied Waste North America
   7.25%    03/15/15                    122,000           124,440(h)
Allstate Life Global Funding Trusts
   3.85%    01/25/08                     77,000            75,027(h)
Altria Group, Inc.
   7.20%    02/01/07                     35,000            35,352
American Electric Power
   Company, Inc. (Series D)
   5.25%    06/01/15                     64,000            61,286(h)
American General Corp.
   7.50%    08/11/10                     35,000            37,560(h)
Appalachian Power Co. (Series G)
   3.60%    05/15/08                     19,000            18,309(h)
Appalachian Power Co. (Series K)
   5.00%    06/01/17                     38,000            35,073(h)
Archer-Daniels-Midland
   Company
   7.00%    02/01/31                     38,000            42,430(h)
Assurant, Inc.
   6.75%    02/15/34                     54,000            56,056(h)
AT&T, Inc.
   4.13%    09/15/09                     76,000            72,671
   5.63%    06/15/16                     90,000            87,488
   5.88%    08/15/12                     38,000            38,201
BAC CAP TRUST V
   5.63%    03/08/35                     58,000            53,734(h)
Banco BMG S.A.
   9.15%    01/15/16                    100,000           102,500(b,h)
Banco Mercantil del Norte S.A.
   5.88%    02/17/14                    115,000           115,000(b,h,i)
Banco Santander Chile
   5.38%    12/09/14                     61,000            58,836(b,h)
Bavaria S.A.
   8.88%    11/01/10                     38,000            41,040(b,h)
   8.88%    11/01/10                     29,000            31,465
BellSouth Corp.
   6.55%    06/15/34                     51,000            50,908(h)
BNP US Funding LLC (Series A)
   7.74%    12/31/49                     29,000            29,978(b,h,i)
BNSF Funding Trust I
   6.61%    12/15/55                     45,000            44,110(h,i)
Boyd Gaming Corp.
   7.13%    02/01/16                     51,000            51,701(h)
British Aerospace Finance, Inc.
   7.50%    07/01/27                     32,000            35,645(b,h)




See Notes to Schedules of Investments on page 90 and Notes to Financial Statements on page 120.

GE STRATEGIC INVESTMENT FUND
Schedule of Investments

                                                      March 31, 2006 (unaudited)




                                       PRINCIPAL
                                        AMOUNT            VALUE


Burlington Northern
   Santa Fe Corp.
   8.13%    04/15/20                  $  96,000     $     116,393(h)
Campbell Soup Co.
   5.50%    03/15/07                     54,000            54,035(h)
Capital One Bank
   6.50%    06/13/13                     29,000            30,121(h)
Capital One Financial Corp.
   8.75%    02/01/07                     58,000            59,552(h)
Carolina Power & Light Co.
   5.15%    04/01/15                     26,000            25,001(h)
   5.70%    04/01/35                     13,000            12,210(h)
   6.13%    09/15/33                     38,000            37,963(h)
Chesapeake Energy Corp.
   7.75%    01/15/15                    106,000           110,770(h)
Citigroup, Inc.
   5.00%    03/06/07                     45,000            44,887(h)
Clear Channel
   Communications, Inc.
   4.63%    01/15/08                     51,000            50,058(h)
Comcast Cable Communications
   Holdings, Inc.
   9.46%    11/15/22                     99,000           124,309(h)
Consolidated Natural Gas Co.
   5.38%    11/01/06                    109,000           108,982(h)
Consumers Energy Co.
   5.15%    02/15/17                     38,000            35,292(h)
   5.80%    09/15/35                     38,000            35,172(h)
Corp Interamericana
   de Entretenimiento S.A.
   8.88%    06/14/15                     51,000            50,490(b,h)
Cosan S.A. Industria e Comercio
   8.25%    02/28/49                    100,000            96,500(b)
Countrywide Home Loans, Inc.
   5.63%    05/15/07                     54,000            54,130(h)
COX Communications, Inc.
   5.45%    12/15/14                     58,000            54,940(h)
Crown Americas LLC and
   Crown Americas Capital Corp.
   7.75%    11/15/15                    138,000           143,175(b,h)
CSX Transportation, Inc.
   9.75%    06/15/20                      5,000             6,657(h)
DaimlerChrysler NA Holding Corp.
   4.05%    06/04/08                     38,000            36,806(h)
   4.75%    01/15/08                     38,000            37,445(h)
   5.88%    03/15/11                    100,000            99,660
   6.50%    11/15/13                     32,000            32,490(h)
DBS Bank Ltd.
   5.00%    11/15/19                     67,000            63,005(b,h,i)
Desarrolladora Homex
   S.A. de C.V.
   7.50%    09/28/15                     45,000            43,650(h)
Detroit Edison Co. (Series B)
   5.45%    02/15/35                     61,000            54,868(h)
Deutsche Telekom International
   Finance BV
   3.88%    07/22/08                    189,000           183,123(h)







                                       PRINCIPAL
                                         AMOUNT           VALUE
DirecTV Holdings LLC
   6.38%    06/15/15                   $112,000    $      110,600(h)
Dominion Resources Inc.
   (Series B)
   4.13%    02/15/08                     77,000            75,116(h)
Dominion Resources Inc.
   (Series G)
   3.66%    11/15/06                     57,700            57,101(h,k)
Dominion Resources, Inc.
   5.69%    05/15/08                     57,700            57,802(h,k)
Duke Capital LLC
   4.30%    05/18/06                     35,250            35,228(h)
   4.33%    11/16/06                     60,900            60,556(h)
   5.67%    08/15/14                     32,000            31,547(h)
Echostar DBS Corp.
   5.75%    10/01/08                     83,000            82,170(h)
   7.13%    02/01/16                     77,000            75,749(b,h)
El Paso Electric Co.
   6.00%    05/15/35                     61,000            57,007(h)
Enterprise Products Operating LP
   4.00%    10/15/07                     77,000            75,329(h)
EOP Operating LP
   7.00%    07/15/11                     77,000            80,954(h)
EOP Operating LP (REIT)
   7.75%    11/15/07                    109,000           112,669(h)
FirstEnergy Corp. (Series B)
   6.45%    11/15/11                     13,000            13,452(h)
FPL Group Capital, Inc. (Series B)
   5.55%    02/16/08                     76,900            77,036(h)
General Mills, Inc.
   3.88%    11/30/07                     54,000            52,707
Georgia Power Co.
   4.88%    07/15/07                     74,000            73,557
Gerdau S.A.
   8.88%    12/31/49                    100,000           105,000(b)
Goodrich Corp.
   7.10%    11/15/27                     55,000            58,797
Greater Bay Bancorp
   5.25%    03/31/08                     77,000            76,471
Grupo Televisa S.A.
   6.63%    03/18/25                    110,000           108,501
GS Caltex Corp.
   5.50%    10/15/15                     58,000            56,072(b)
GTE Corp.
   6.94%    04/15/28                     67,000            67,502
   7.51%    04/01/09                     38,000            39,903
Halliburton Co.
   8.75%    02/15/21                     74,000            93,819
Hopson Development
   Holdings Ltd.
   8.13%    11/09/12                    100,000           103,250(b)
HSBC Bank USA NA
   3.88%    09/15/09                    155,000           147,757
HSBC Capital Funding LP
   4.61%    12/29/49                     61,000            56,014(b,i)




See Notes to Schedules of Investments on page 90 and Notes to Financial Statements on page 120.

GE STRATEGIC INVESTMENT FUND
Schedule of Investments

                                                      March 31, 2006 (unaudited)




                                       PRINCIPAL
                                        AMOUNT           VALUE
HSBC Capital Funding LP
   (Series 1)
   9.55%    12/31/49                  $  48,000     $      54,805(b,i)
HSBC Finance Corp.
   6.50%    11/15/08                     83,000            85,317
IBM Canada Credit
   Services Company
   3.75%    11/30/07                     32,000            31,161(b)
ILFC E-Capital Trust I
   5.90%    12/21/65                    192,000           186,339(b,i)
ING Capital Funding TR III
   8.44%    12/29/49                     19,000            21,123(i)
ING Groep N.V.
   5.78%    12/29/49                     38,000            36,878(i)
International Business
   Machines Corp.
   3.80%    02/01/08                     38,000            37,088
iStar Financial, Inc.
   4.88%    01/15/09                     19,000            18,647
   7.00%    03/15/08                     32,000            32,813
Kansas Gas & Electric
   5.65%    03/29/21                     32,000            30,911
Kimco Realty Corp. (REIT)
   4.82%    06/01/14                     38,000            35,569
Kinder Morgan Energy
   Partners LP
   5.13%    11/15/14                     45,000            42,599
Kinder Morgan, Inc.
   6.50%    09/01/12                     58,000            59,979
Kraft Foods, Inc.
   5.25%    06/01/07                     35,000            34,921
L-3 Communications Corp.
   6.38%    10/15/15                     85,000            83,725
Laboratory Corp of
   America Holdings
   5.63%    12/15/15                     38,000            37,114
Loma Negra Compania
   Industrial Agrentina S.A.
   7.25%    03/15/13                     32,000            31,520(b)
Lyondell Chemical Co. (Series A)
   9.63%    05/01/07                     96,000            99,120(h)
MacDermid, Inc.
   9.13%    07/15/11                    141,000           148,755(h)
Marsh & McLennan
   Companies, Inc.
   5.15%    09/15/10                     58,000            56,794
Meritage Homes Corp.
   6.25%    03/15/15                    163,000           144,255(h)
MGM Mirage
   5.88%    02/27/14                    170,000           160,225(h)
Midamerican Energy
   Holdings Co.
   3.50%    05/15/08                     38,000            36,535
   6.13%    04/01/36                     50,000            49,135(b)
Mohegan Tribal
   Gaming Authority
   8.00%    04/01/12                     90,000            94,275







                                        PRINCIPAL
                                         AMOUNT         VALUE

Motorola, Inc.
   4.61%    11/16/07                  $  35,250     $      34,855
MUFG Capital Finance 1 Ltd.
   6.35%    07/29/49                    100,000            99,431(i)
National Power Corp.
   9.02%    08/23/11                     38,000            41,860(b,i)
NB Capital Trust IV
   8.25%    04/15/27                    125,000           132,649
Nelnet, Inc.
   5.13%    06/01/10                     71,000            68,394(h)
New Cingular Wireless
   Services Inc.
   8.75%    03/01/31                     64,000            80,958(h)
News America, Inc.
   7.25%    05/18/18                     32,000            34,539
Nextel Communications Inc.
   (Series E)
   6.88%    10/31/13                     96,000            99,671
Nordea Bank AB
   5.42%    12/29/49                     50,000            47,735(b,i)
Norfolk Southern Corp.
   6.00%    04/30/08                     35,000            35,407
Norfolk Southern Railway Co.
   9.75%    06/15/20                     17,000            22,811
Northeast Utilities (Series B)
   3.30%    06/01/08                     22,000            20,974
Northrop Grumman Corp.
   4.08%    11/16/06                     25,600            25,417
NorthWestern Corp.
   5.88%    11/01/14                     38,000            37,429
Ocean Energy, Inc.
   4.38%    10/01/07                     32,000            31,490
Ohio Power Co. (Series E)
   6.60%    02/15/33                     22,000            22,897
Owens Brockway Glass
   Container Inc.
   6.75%    12/01/14                     60,000            58,650
Pacific Gas & Electric Co.
   6.05%    03/01/34                     29,000            28,375
PanAmSat Corp.
   9.00%    08/15/14                    112,000           117,880
Pemex Finance Ltd.
   9.03%    02/15/11                     42,000            45,263
   9.69%    08/15/09                     76,300            81,427(h)
Pemex Project Funding
   Master Trust
   6.13%    08/15/08                    103,000           103,935
   7.38%    12/15/14                     29,000            30,992
Pepco Holdings, Inc.
   5.45%    06/01/10                     38,000            37,956(i)
   5.50%    08/15/07                     51,000            51,026
Procter & Gamble - Esop
   (Series A)
   9.36%    01/01/21                    125,000           154,881
Puget Energy, Inc.
   3.36%    06/01/08                     22,000            21,074
   5.48%    06/01/35                     38,000            34,564




See Notes to Schedules of Investments on page 90 and Notes to Financial Statements on page 120.

GE STRATEGIC INVESTMENT FUND
Schedule of Investments

                                                      March 31, 2006 (unaudited)



                                       PRINCIPAL
                                        AMOUNT           VALUE

Quest Diagnostics Inc.
   6.75%    07/12/06                 $   45,000    $       45,161
Qwest Corp.
   7.63%    06/15/15                    128,000           136,960
Rabobank Capital Funding II
   5.26%    12/31/49                     83,000            79,778(b,i)
Rabobank Capital Funding Trust
   5.25%    12/29/49                     60,000            56,707(b,i)
RBS Capital Trust I
   4.71%    12/29/49                     38,000            35,161(i)
   5.51%    09/29/49                     58,000            55,901(i)
Residential Capital Corp.
   6.13%    11/21/08                    154,000           154,072
Rogers Cable Inc.
   5.50%    03/15/14                     80,000            75,800
Simon Property Group LP (REIT)
   4.60%    06/15/10                     38,000            36,643
   4.88%    08/15/10                     10,000             9,716
Sprint Capital Corp.
   6.00%    01/15/07                     96,000            96,456
   8.75%    03/15/32                    115,000           143,599(h)
Standard Chartered Bank
   Hong Kong Ltd.
   4.38%    12/03/14                     40,000            38,382(i)
Stewart Enterprises, Inc.
   7.75%    02/15/13                    122,000           117,120(b,h)
Telefonos de Mexico S.A. de C.V.
   4.50%    11/19/08                    103,000           100,154
   8.75%    01/31/16                  1,000,000            88,296
TELUS Corp.
   7.50%    06/01/07                     87,000            88,979
Tesoro Corp.
   6.25%    11/01/12                     29,000            28,493(b)
The Kroger Company
   6.80%    12/15/18                     38,000            39,460
Thomson Corp.
   5.50%    08/15/35                     38,000            34,170
Time Warner
   Entertainment Co. LP
   8.38%    07/15/33                     54,000            62,220
Time Warner, Inc.
   6.88%    05/01/12                      6,000             6,288(h)
TXU Electric Delivery Co.
   5.00%    09/01/07                     42,000            41,720
   6.38%    05/01/12                     42,000            43,170
Tyson Foods, Inc.
   7.25%    10/01/06                      2,000             2,017
United Overseas Bank Ltd.
   4.50%    07/02/13                    120,000           111,389(b)
United Utilities PLC
   6.45%    04/01/08                     38,000            38,678
Valero Energy Corp.
   3.50%    04/01/09                     19,000            17,965
Verizon
   6.50%    09/15/11                     38,000            38,635
Verizon Pennsylvania Inc.
   8.75%    08/15/31                     38,000            44,307(h)







                                    PRINCIPAL
                                      AMOUNT           VALUE

Viacom, Inc.
   5.63%    05/01/07                 $   10,000     $      10,003
VTB Capital SA for
   Vneshtorgbank
   5.68%    09/21/07                    120,000           120,485(b,i)
Wells Fargo & Co.
   5.25%    12/01/07                     19,000            18,985
Westar Energy, Inc.
   5.15%    01/01/17                     26,000            24,400
   7.13%    08/01/09                     19,000            19,530
Westfield Capital
   Corporation Limited
   4.38%    11/15/10                     54,000            51,371(b)
Weyerhaeuser Co.
   6.13%    03/15/07                     10,000            10,067
Wisconsin Electric Power
   3.50%    12/01/07                     45,000            43,648
                                                       10,949,959

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 2.4%

Banc of America Funding Corp.
   5.76%    03/20/36                     32,042            31,441(h,i)
   5.89%    02/20/36                     64,076            63,215(h,i)
Banc of America Mortgage
   Securities (Class B)
   5.40%    01/25/36                     32,029            30,852(h,i)
Bank of America Alternative
   Loan Trust
   6.50%    07/25/35                     59,895            60,305(h)
Bear Stearns Commercial
   Mortgage Securities
   5.58%    03/11/39                     35,000           35,096(i)
   6.02%    02/14/31                     96,000            97,400(h)
CalSTRS Trust
   4.13%    11/20/12                    107,000          105,029(b,h)
Countrywide Home Loan
   Mortgage Pass Through
   Trust (Class M)
   5.50%    12/25/35                     25,884            24,526(h)
Credit Suisse Mortgage Capital
   Certificates (Class C)
   5.65%    02/25/36                     24,958            23,753(h,i)
Crusade Global Trust (Class A)
   5.12%    09/18/34                     26,988            27,049(h,i)
CS First Boston Mortgage
   Securities Corp.
   5.33%    10/25/35                     39,835            37,173(h,i)
   5.48%    07/15/37                    874,000            25,621(b,d,h,i)
DLJ Commercial Mortgage Corp.
   6.24%    11/12/31                    256,400           261,126(h)
First Union-Lehman Brothers-
   Bank of America
   6.56%    11/18/35                     27,815            28,329(h)
GMAC Commercial Mortgage
   Securities, Inc.
   6.42%    05/15/35                    333,988           340,595(h)
   6.47%    04/15/34                     50,000            52,003(h)




See Notes to Schedules of Investments on page 90 and Notes to Financial Statements on page 120.

GE STRATEGIC INVESTMENT FUND
Schedule of Investments

                                                      March 31, 2006 (unaudited)




                                      PRINCIPAL
                                       AMOUNT         VALUE

GMAC Commercial Mortgage
   Securities, Inc. (Class X)
   5.48%    12/10/41                 $1,503,285   $        38,194 (d,h,i)
Greenwich Capital Commercial
   Funding Corp.
   5.12%    04/10/37                     62,818            62,138(h)
Impac CMB Trust (Class A)
   5.20%    12/25/33                     65,214            65,225(h,i)
Indymac INDA Mortgage
   Loan Trust
   5.17%    01/25/36                     63,978            58,670(i)
Indymac INDA Mortgage Loan
   Trust (Class B)
   5.17%    01/25/36                     63,978            62,219(i)
Indymac Index Mortgage
   Loan Trust
   5.42%    06/25/35                     42,791            40,952(i)
JP Morgan Mortgage Trust
   5.41%    11/25/35                    147,192           143,813(i)
JPMorgan Chase Commercial
   Mortgage Securities Corp.
   1.16%    01/12/39                  1,211,628            49,847 (b,h,i)
   6.47%    11/15/35                     45,511            47,583(h)
LB-UBS Commercial
   Mortgage Trust
   4.06%    09/15/27                    101,278            97,648(h,i)
   4.51%    12/15/29                     53,203            50,871(h)
   4.53%    01/15/36                    568,901            39,379(b,d,h)
   5.15%    03/15/34                    252,909             4,287(b,d,h,i)
   5.38%    01/18/12                  1,121,574            35,588(d,h,i)
   6.06%    10/15/35                    475,678            20,964(b,d,i)
   7.27%    02/15/40                    893,284            19,016(b,d,h,i)
   7.62%    03/15/36                    925,892            26,523(b,d,h,i)
LB-UBS Commercial Mortgage
   Trust (Class B)
   6.65%    07/14/16                     28,000            29,448(b,h)
LB-UBS Commercial Mortgage
   Trust (Class X)
   7.50%    12/15/39                    806,020            14,267(b,d,h,i)
Master Alternative Loans Trust
   5.00%    08/25/18                     81,305            10,875(g,h)
   6.50%    08/25/34 - 05/25/35         145,019           146,134(h)
Master Alternative Loans
   Trust (Class 3)
   6.50%    01/25/35                     57,030            58,170(h)
MLCC Mortgage Investors, Inc.
   5.40%    02/25/36                     49,999            46,593(i)
Morgan Stanley Capital I
   7.11%    04/15/33                     76,279            79,924(h)
Morgan Stanley Dean Witter
   Capital I
   5.20%    04/15/34                    226,363             4,901(b,d,h,i)
   5.28%    10/15/35                    349,193             7,256(b,d,h,i)
   7.20%    10/15/33                     25,000            26,496(h)
Morgan Stanley Dean
   Witter Capital I (Class A)
   6.39%    10/15/35                     58,331            60,888(h)
   6.54%    02/15/31                     46,096            47,184(h)







                                       NUMBER OF
                                      CONTRACTS         VALUE

Nomura Asset Securities
   Corp. (Class A)
   6.59%    03/15/30                   $157,686   $       161,173(h)
Puma Finance Ltd. (Class A)
   4.75%    10/11/34                     49,056            49,041(h,i)
   5.12%    03/25/34                     90,184            90,265(h,i)
Residential Accredit
   Loans, Inc.
   6.00%    01/25/36                    160,052           152,887
Residential Asset Securitization
   Trust (Class A)
   5.22%    05/25/35                    418,433           419,630(h,i)
Structured Asset Securities
   Corp. (Class X)
   2.05%    02/25/28                     69,455             3,603(i)
Wachovia Bank Commercial
   Mortgage Trust
   5.51%    03/15/45                     53,000            53,058
Wells Fargo Mortgage Backed
   Securities Trust
   5.00%    11/25/20                     77,223            75,019
   5.50%    01/25/36 - 03/25/36         319,750           300,842
                                                        3,944,084

SOVEREIGN BONDS -- 0.4%

Government of Argentina
   8.28%    12/31/33                     23,033            22,630(h)
Government of Bahamas
   6.63%    05/15/33                     26,000            28,713(b,h)
Government of Brazil
   7.13%    01/20/37                     64,000            62,720
   8.88%    10/14/19                     51,000            58,905(h)
   12.50%   01/05/16                    250,000           116,327
Government of Indonesia
   8.50%    10/12/35                    100,000           111,500(b)
Government of Mexico
   5.63%    01/15/17                    106,000           102,661
Government of Philippine
   7.75%    01/14/31                    100,000           100,750
                                                          604,206

TOTAL BONDS AND NOTES
   (COST $36,030,286)                                  34,979,106


                                       NUMBER
                                    OF SHARES         VALUE
--------------------------------------------------------------------------------

EXCHANGE TRADED FUNDS -- 1.4%
--------------------------------------------------------------------------------

Financial Select Sector
   SPDR Fund                             13,825           450,004(p)
Industrial Select Sector
   SPDR Fund                             54,032         1,826,282(h,p)

TOTAL EXCHANGE TRADED FUNDS
   (COST $1,858,868)                                    2,276,286



See Notes to Schedules of Investments on page 90 and Notes to Financial Statements on page 120.

GE STRATEGIC INVESTMENT FUND
Schedule of Investments

                                                      March 31, 2006 (unaudited)




                                       NUMBER OF
                                       CONTRACTS         VALUE

PURCHASED OPTIONS -- 0.0%*
--------------------------------------------------------------------------------


CALL OPTIONS

U. S. Treasury Notes
   2 Yr. Futures                             10     $         156

PUT OPTIONS

Eurodollar Futures                           10               313
U. S. Treasury Notes
   2 Yr. Futures                             10             3,125
                                                            3,438

TOTAL PURCHASED OPTIONS
   (COST $5,965)                                            3,594


TOTAL INVESTMENTS IN SECURITIES
   (COST $141,889,027)                                159,327,023


                                        NUMBER
                                     OF SHARES         VALUE
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 9.6%
--------------------------------------------------------------------------------


SHORT-TERM INVESTMENTS -- 7.5%

GEI Short Term Investment Fund
   4.87%                             12,350,197        12,350,197(d,l)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN -- 2.1%

State Street Navigator Securities
   Lending Prime Portfolio
   4.76%                              3,388,039         3,388,039(d,e)

TOTAL SHORT-TERM INVESTMENTS
   (COST $15,738,236)                                  15,738,236


TOTAL INVESTMENTS
   (COST $157,627,263)                                175,065,259


LIABILITIES IN EXCESS OF OTHER
   ASSETS, NET -- (7.1)%                              (11,606,902)
                                                     ------------
NET ASSETS -- 100.0%                                 $163,458,357
                                                     ============


OTHER INFORMATION
--------------------------------------------------------------------------------


The GE Strategic Investment Fund had the following long futures contracts open at March 31, 2006 (unaudited):

                            NUMBER      CURRENT     UNREALIZED
              EXPIRATION      OF        NOTIONAL    APPRECIATION/
DESCRIPTION      DATE      CONTRACTS     VALUE     (DEPRECIATION)
--------------------------------------------------------------------------------
U.S. Treasury
  Notes 2 Yr.
  Futures      June 2006       5      $1,019,297    $(1,663)


The GE Strategic Investment Fund had the following short futures contracts open at March 31, 2006 (unaudited):

                               NUMBER     CURRENT       UNREALIZED
                 EXPIRATION      OF       NOTIONAL     APPRECIATION/
DESCRIPTION         DATE      CONTRACTS    VALUE       (DEPRECIATION)
--------------------------------------------------------------------------------
Euro Schatz
  EUR             June 2006      10     $(1,264,123)     $    536
S&P 500 Index
  Futures         June 2006       4      (1,303,300)        6,474
U.S. Treasury
  Notes 10 Yr.
  Futures         June 2006       5        (531,953)       (1,031)
                                                           ------
                                                           $4,316
                                                           ======

See Notes to Schedules of Investments on page 90 and Notes to Financial Statements on page 120.

GE Government Securities Fund                                                Q&A

THE GE GOVERNMENT SECURITIES FUND IS MANAGED BY A TEAM OF PORTFOLIO MANAGERS THAT INCLUDES PAUL M. COLONNA, WILLIAM M. HEALEY AND JOSEPH M. RUTIGLIANO. AS LEAD PORTFOLIO MANAGER FOR THE FUND, MR. HEALEY CHOOSES THE PORTFOLIO MANAGERS FOR THE TEAM, OVERSEES THE ENTIRE TEAM AND ASSIGNS A PORTION OF THE FUND TO EACH MANAGER, INCLUDING HIMSELF. EACH PORTFOLIO MANAGER HAS DISCRETIONARY AUTHORITY OVER HIS PORTION OF THE FUND. SEE PORTFOLIO MANAGERS' BIOGRAPHICAL INFORMATION BEGINNING ON PAGE 138.


Q. HOW DID THE GE GOVERNMENT SECURITIES FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2006?

A. For the six-month period ended March 31, 2006, the GE Government Securities Fund returned -0.62% for Class A shares, -0.96% for Class B shares, and -0.96% for Class C shares. The Lehman Brothers Government Bond Index, the Fund's benchmark, returned -0.25% and the Fund's Lipper peer group of 86 Intermediate U.S. Government Funds returned an average of -0.14% for the same period.

Q. REVIEW WHAT HAPPENED IN THE FIXED INCOME MARKET OVER THE SIX-MONTH PERIOD ENDED MARCH 31, 2006?

A. The US Treasury yield curve continued in what bond investors call a "bear flattening" trend over the course of the last two quarters, "bear" referring to an increase in rates and "flattening" referring to the yield spread between short and long rates narrowing. The Federal Reserve raised its target for Fed funds four times in 25 basis point increments to 4.75%, thrice under chairman Alan Greenspan who departed on January 31st after 18+ years at the helm, and once under the new leadership of Dr. Benjamin Bernanke. The fixed income markets took the four moves in stride as all were expected. In reaction to Fed action, the yields on 3-month treasury bills and 2-year treasury notes rose 106 and 65 basis points to 4.6% and 4.82% respectively, reflecting investor sentiment favoring further rate hikes. Long-term yields were little changed at the end of 2005 from the start of the fourth quarter as economic growth cooled, inflation stayed moderate and foreign demand was healthy. First quarter growth appeared to have rebounded nicely and inflation pressures remained present, which had increased expectations for further rate hikes. Subsequently, yields on 10-year notes and 30-year bonds moved higher, finishing March at 4.85% and 4.89%, up 52 and 32 basis points respectively for the last six months.

    In absolute terms, high yield and emerging market debt were the best performing sectors, both returning in excess of 3% for the six months, supported by positive fundamentals and technicals. US high-grade credit and treasury sectors performed worst posting negative returns of -0.7 and -0.5% respectively. In general, within high-grade securities, BBB and A rated issues underperformed AA and AAA securities.

Q.  WHAT WERE THE KEY DRIVERS OF FUND PERFORMANCE?

A. The main positive contributor to relative performance for the portfolio was yield curve positioning to take advantage of a flattening yield curve. This strategy proved correct particularly during the last three months of 2005 as the yield difference between the 2-year and 10-year notes narrowed by 17 basis points.

[PHOTO OMITTED]

PICTURED TO THE RIGHT:
WILLIAM M. HEALEY

GE Government Securities Fund

                                              Understanding Your Fund's Expenses


As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses including sales charges on purchase payments, reinvested dividends (or other distributions), and redemption fees directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, distribution and service fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended March 31, 2006.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.



OCTOBER 1, 2005 - MARCH 31, 2006

------------------------------------------------------------------------------------------------------------------------------------
                               ACCOUNT VALUE AT THE               ACCOUNT VALUE AT THE                  EXPENSES PAID
                            BEGINNING OF THE PERIOD ($)           END OF THE PERIOD ($)            DURING THE PERIOD ($)*

------------------------------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN**
------------------------------------------------------------------------------------------------------------------------------------
     Class A                         1,000.00                             993.85                             4.31

     Class B                         1,000.00                             990.37                             8.04

     Class C                         1,000.00                             990.45                             8.03

------------------------------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (2.5% FOR THE PERIOD)
------------------------------------------------------------------------------------------------------------------------------------

     Class A                         1,000.00                           1,020.41                             4.36

     Class B                         1,000.00                           1,016.73                             8.13

     Class C                         1,000.00                           1,016.73                             8.12
------------------------------------------------------------------------------------------------------------------------------------

 * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.87% FOR CLASS A, 1.62% FOR CLASS B, 1.62% FOR CLASS C, (FROM PERIOD OCTOBER 01, 2005 - MARCH 31, 2006), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/365 (TO REFLECT THE SIX-MONTH PERIOD).
** ACTUAL FUND RETURNS FOR SIX-MONTH PERIOD ENDED MARCH 31, 2006 WERE AS
   FOLLOWS: (0.62)% FOR CLASS A SHARES, (0.96)% FOR CLASS B SHARES, AND (0.96)% FOR CLASS C SHARES.

GE Government Securities Fund

FIVE YEAR TREASURY NOTE
YIELD HISTORY
4/1/05 -- 3/31/06

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]


Five Year Treasury Note
Yield History
04/01/05 - 03/31/06


High     4.83%
Low      3.62%
Average  4.20%


Date                       Yield
4/1/05                     4.13%
4/4/05                     4.12%
4/5/05                     4.13%
4/6/05                     4.08%
4/7/05                     4.13%
4/8/05                     4.14%
4/11/05                    4.11%
4/12/05                    4.03%
4/13/05                    4.02%
4/14/05                    3.94%
4/15/05                    3.87%
4/18/05                    3.92%
4/19/05                    3.85%
4/20/05                    3.83%
4/21/05                    3.96%
4/22/05                    3.92%
4/25/05                    3.94%
4/26/05                    3.96%
4/27/05                    3.91%
4/28/05                    3.81%
4/29/05                    3.90%
5/2/05                     3.88%
5/3/05                     3.87%
5/4/05                     3.85%
5/5/05                     3.81%
5/6/05                     3.95%
5/9/05                     3.99%
5/10/05                    3.90%
5/11/05                    3.90%
5/12/05                    3.87%
5/13/05                    3.82%
5/16/05                    3.83%
5/17/05                    3.81%
5/18/05                    3.80%
5/19/05                    3.85%
5/20/05                    3.87%
5/23/05                    3.81%
5/24/05                    3.77%
5/25/05                    3.81%
5/26/05                    3.81%
5/27/05                    3.81%
5/30/05                    3.81%
5/31/05                    3.74%
6/1/05                     3.62%
6/2/05                     3.66%
6/3/05                     3.73%
6/6/05                     3.72%
6/7/05                     3.68%
6/8/05                     3.72%
6/9/05                     3.74%
6/10/05                    3.85%
6/13/05                    3.87%
6/14/05                    3.87%
6/15/05                    3.88%
6/16/05                    3.84%
6/17/05                    3.86%
6/20/05                    3.89%
6/21/05                    3.83%
6/22/05                    3.72%
6/23/05                    3.73%
6/24/05                    3.70%
6/27/05                    3.68%
6/28/05                    3.76%
6/29/05                    3.76%
6/30/05                    3.70%
7/1/05                     3.83%
7/4/05                     3.83%
7/5/05                     3.89%
7/6/05                     3.86%
7/7/05                     3.84%
7/8/05                     3.88%
7/11/05                    3.89%
7/12/05                    3.94%
7/13/05                    3.95%
7/14/05                    3.97%
7/15/05                    3.97%
7/18/05                    4.02%
7/19/05                    3.99%
7/20/05                    3.98%
7/21/05                    4.09%
7/22/05                    4.03%
7/25/05                    4.06%
7/26/05                    4.05%
7/27/05                    4.09%
7/28/05                    4.03%
7/29/05                    4.12%
8/1/05                     4.15%
8/2/05                     4.16%
8/3/05                     4.12%
8/4/05                     4.14%
8/5/05                     4.23%
8/8/05                     4.28%
8/9/05                     4.23%
8/10/05                    4.23%
8/11/05                    4.17%
8/12/05                    4.12%
8/15/05                    4.16%
8/16/05                    4.07%
8/17/05                    4.14%
8/18/05                    4.07%
8/19/05                    4.08%
8/22/05                    4.07%
8/23/05                    4.04%
8/24/05                    4.03%
8/25/05                    4.04%
8/26/05                    4.09%
8/29/05                    4.07%
8/30/05                    3.97%
8/31/05                    3.86%
9/1/05                     3.83%
9/2/05                     3.85%
9/5/05                     3.84%
9/6/05                     3.90%
9/7/05                     3.94%
9/8/05                     3.95%
9/9/05                     3.93%
9/12/05                    3.98%
9/13/05                    3.92%
9/14/05                    3.96%
9/15/05                    3.99%
9/16/05                    4.06%
9/19/05                    4.02%
9/20/05                    4.05%
9/21/05                    3.97%
9/22/05                    3.99%
9/23/05                    4.07%
9/26/05                    4.11%
9/27/05                    4.11%
9/28/05                    4.10%
9/29/05                    4.15%
9/30/05                    4.19%
10/3/05                    4.24%
10/4/05                    4.23%
10/5/05                    4.21%
10/6/05                    4.25%
10/7/05                    4.23%
10/10/05                   4.23%
10/11/05                   4.27%
10/12/05                   4.31%
10/13/05                   4.32%
10/14/05                   4.34%
10/17/05                   4.35%
10/18/05                   4.33%
10/19/05                   4.32%
10/20/05                   4.29%
10/21/05                   4.26%
10/24/05                   4.31%
10/25/05                   4.41%
10/26/05                   4.46%
10/27/05                   4.42%
10/28/05                   4.45%
10/31/05                   4.44%
11/1/05                    4.46%
11/2/05                    4.49%
11/3/05                    4.54%
11/4/05                    4.56%
11/7/05                    4.53%
11/8/05                    4.47%
11/9/05                    4.56%
11/10/05                   4.48%
11/11/05                   4.48%
11/14/05                   4.54%
11/15/05                   4.50%
11/16/05                   4.42%
11/17/05                   4.39%
11/18/05                   4.42%
11/21/05                   4.39%
11/22/05                   4.34%
11/23/05                   4.37%
11/24/05                   4.38%
11/25/05                   4.33%
11/28/05                   4.32%
11/29/05                   4.40%
11/30/05                   4.41%
12/1/05                    4.45%
12/2/05                    4.44%
12/5/05                    4.50%
12/6/05                    4.41%
12/7/05                    4.44%
12/8/05                    4.37%
12/9/05                    4.43%
12/12/05                   4.45%
12/13/05                   4.42%
12/14/05                   4.37%
12/15/05                   4.37%
12/16/05                   4.35%
12/19/05                   4.36%
12/20/05                   4.40%
12/21/05                   4.43%
12/22/05                   4.37%
12/23/05                   4.31%
12/27/05                   4.29%
12/28/05                   4.32%
12/29/05                   4.32%
12/30/05                   4.35%
1/2/06                     4.35%
1/3/06                     4.30%
1/4/06                     4.28%
1/5/06                     4.28%
1/6/06                     4.32%
1/9/06                     4.30%
1/10/06                    4.36%
1/11/06                    4.39%
1/12/06                    4.34%
1/13/06                    4.29%
1/16/06                    4.29%
1/17/06                    4.27%
1/18/06                    4.27%
1/19/06                    4.31%
1/20/06                    4.29%
1/23/06                    4.29%
1/24/06                    4.32%
1/25/06                    4.40%
1/26/06                    4.44%
1/27/06                    4.44%
1/30/06                    4.46%
1/31/06                    4.45%
2/1/06                     4.50%
2/2/06                     4.50%
2/3/06                     4.48%
2/6/06                     4.51%
2/7/06                     4.52%
2/8/06                     4.54%
2/9/06                     4.54%
2/10/06                    4.59%
2/13/06                    4.57%
2/14/06                    4.59%
2/15/06                    4.60%
2/16/06                    4.58%
2/17/06                    4.55%
2/20/06                    4.55%
2/21/06                    4.59%
2/22/06                    4.56%
2/23/06                    4.62%
2/24/06                    4.64%
2/27/06                    4.65%
2/28/06                    4.60%
3/1/06                     4.63%
3/2/06                     4.66%
3/3/06                     4.70%
3/6/06                     4.76%
3/7/06                     4.75%
3/8/06                     4.74%
3/9/06                     4.74%
3/10/06                    4.77%
3/13/06                    4.77%
3/14/06                    4.67%
3/15/06                    4.69%
3/16/06                    4.59%
3/17/06                    4.62%
3/20/06                    4.61%
3/21/06                    4.69%
3/22/06                    4.69%
3/23/06                    4.73%
3/24/06                    4.66%
3/27/06                    4.69%
3/28/06                    4.78%
3/29/06                    4.80%
3/30/06                    4.83%
3/31/06                    4.81%



 INVESTMENT PROFILE

A mutual fund designed for investors who seek a high level of current income consistent with safety of principal by investing at least 80% of its net assets in U.S. Government securities under normal market conditions.

LIPPER PERFORMANCE COMPARISON
Intermediate U.S. Government
Peer Group

Based on average annual total returns for the periods ended 3/31/06

                   SIX         ONE        FIVE       TEN
                  MONTHS       YEAR       YEAR       YEAR
---------------------------------------------------------------
Number of
Funds in
peer group:         86          84         75          46
---------------------------------------------------------------
Peer group
average annual
total return:     -0.14%       1.57%      3.88%       5.31%
---------------------------------------------------------------


 CHANGE IN VALUE OF A $10,000 INVESTMENT

CLASS A SHARES++

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]



                     GE GOVERNMENT               GE GOVERNMENT                     BOND INDEX
                      SECURITIES             SECURITIES WITH LOAD                   BOND INDEX
 03/31/96             10,000.00                    9,575.00                        10,000.00
 9/96                 10,194.31                    9,761.05                        10,216.85
 9/97                 11,155.88                   10,681.76                        11,151.59
 9/98                 12,451.19                   11,922.02                        12,668.63
 9/99                 12,200.78                   11,682.25                        12,451.37
 9/00                 12,991.27                   12,439.14                        13,345.31
 9/01                 14,584.31                   13,964.47                        15,114.80
 9/02                 15,952.25                   15,274.28                        16,631.72
 9/03                 16,423.18                   15,725.20                        17,222.00
 9/04                 16,686.17                   15,977.01                        17,656.79
 9/05                 17,033.21                   16,309.30                        18,092.18
 3/06                 16,928.40                   16,208.95                        18,047.34

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED MARCH 31, 2006

                                                                     ENDING
                                                                    VALUE OF A
                        SIX          ONE         FIVE    TEN         $10,000
                       MONTHS        YEAR        YEAR    YEAR     INVESTMENT (A)
--------------------------------------------------------------------------------
GE Government
  Securities           -0.62%        1.43%      4.00%    5.41%       $16,928
GE Government
  Securities
  W/LOAD               -4.84%       -2.88%      3.11%    4.95%       $16,209
  MAXIMUM LOAD
   OF 4.25%
LB Government
  Bond Index           -0.25%        2.14%      4.67%    6.08%       $18,407

CLASS B SHARES

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]

                     GE GOVERNMENT              LB GOVERNMENT
                      SECURITIES                  BOND INDEX
 03/31/96             10,000.00                   10,000.00
 9/96                 10,142.06                   10,216.85
 9/97                 11,025.47                   11,151.59
 9/98                 12,236.71                   12,668.63
 9/99                 11,940.37                   12,451.37
 9/00                 12,604.48                   13,345.31
 9/01                 14,067.30                   15,114.80
 9/02                 15,249.70                   16,631.72
 9/03                 15,601.59                   17,222.00
 9/04                 15,791.00                   17,656.79
 9/05                 16,119.42                   18,092.18
 3/06                 16,020.24                   18,047.34

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED MARCH 31, 2006

                                                           ENDING
                                                         VALUE OF A
                     SIX        ONE      FIVE    TEN       $10,000
                    MONTHS      YEAR     YEAR    YEAR    INVESTMENT (A)
-----------------------------------------------------------------------
GE Government
  Securities        -0.96%     0.69%     3.25%   4.81%     $16,020
LB Government
  Bond Index        -0.25%     2.14%     4.67%   6.08%     $18,047

CLASS C SHARES

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]

                     GE GOVERNMENT               LB GOVERNMENT
                      SECURITIES                  BOND INDEX
 09/30/99             10,000.00                   10,000.00
 3/00                 10,273.14                   10,269.80
 9/00                 10,607.84                   10,717.94
 3/01                 11,334.59                   11,536.00
 9/01                 11,851.16                   12,139.06
 3/02                 11,666.38                   11,990.68
 9/02                 12,844.71                   13,357.34
 3/03                 13,021.27                   13,598.03
 9/03                 13,126.31                   13,831.41
 3/04                 13,341.45                   14,175.21
 9/04                 13,238.36                   14,180.60
 3/05                 13,208.77                   14,190.63
 9/05                 13,429.28                   14,530.27
 3/06                 13,301.00                   14,494.26

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED MARCH 31, 2006

                                                               ENDING
                                                              VALUE OF A
                   SIX        ONE       FIVE    SINCE         $10,000
                  MONTHS      YEAR      YEAR   INCEPTION    INVESTMENT (A)
---------------------------------------------------------------------------
GE Government
  Securities       -0.96%     0.70%     3.25%     4.48%       $13,301
LB Government
  Bond Index       -0.25%     2.14%     4.67%     5.88%       $14,494

AN INVESTMENT IN THE GE GOVERNMENT SECURITIES FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

SEE NOTES TO PERFORMANCE BEGINNING ON PAGE 88 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GE GOVERNMENT SECURITIES FUND
Schedule of Investments

                                                      March 31, 2006 (unaudited)

GE GOVERNMENT SECURITIES FUND

PORTFOLIO COMPOSITION AS A % OF THE MARKET VALUE OF $187,611
(IN THOUSANDS) AS OF MARCH 31, 2006

[PIE CHART OMITTED, PLOT POINTS FOLLOWS]

U.S. TREASURIES               58.7%
SHORT-TERM & OTHER            26.1%
FEDERAL AGENCIES               6.8%
MORTGAGE BACKED                6.8%
CORPORATE NOTES                1.6%




                                     PRINCIPAL
                                       AMOUNT         VALUE

BONDS AND NOTES -- 87.6%+
--------------------------------------------------------------------------------


U.S. TREASURIES -- 76.6%

U.S. Treasury Bonds
   4.50%    02/15/36               $  4,980,000   $    4,671,837(j)
   7.13%    02/15/23                 11,180,000        13,750,282(h)
   8.13%    08/15/19 - 08/15/21       6,750,000         8,772,302(h)
U.S. Treasury Notes
   3.00%    11/15/07                  5,775,000         5,609,315(h)
   3.13%    05/15/07                  2,945,000         2,889,104(h)
   4.00%    08/31/07                 19,000,000        18,778,080
   4.13%    08/15/08                  3,500,000         3,450,160(j)
   4.25%    01/15/11                  1,795,000         1,750,556
   4.50%    02/15/09 - 02/15/16      50,890,000        49,887,411(j)
   4.88%    02/15/12                    500,000           500,780(h)
                                                      110,059,827

FEDERAL AGENCIES -- 8.9%

Federal Farm Credit Bank
   3.75%    01/15/09                    835,000           806,118(h)
Federal Home Loan Bank
   2.63%    10/16/06                  2,750,000          2,713,851(h)
Federal Home Loan
   Mortgage Corp.
   2.88%    05/15/07                  6,800,000         6,635,437(h)
   3.00%    09/29/06                  2,700,000         2,671,442(h)
                                                       12,826,848



                                      PRINCIPAL
                                       AMOUNT         VALUE
AGENCY MORTGAGE BACKED -- 1.5%

Federal Home Loan
   Mortgage Corp.
   6.50%    04/01/31               $      4,967  $          5,083
   7.00%    12/01/26 - 02/01/30           7,818             8,070
   7.50%    02/01/07 - 04/01/12         456,296           471,905
Federal National
   Mortgage Assoc.
   6.00%    06/01/35                     92,219            92,252
   7.00%    02/01/30                     32,342            33,381
   7.50%    12/01/23                    112,357           117,179
   9.00%    06/01/09 - 07/01/21          44,729            47,148
   5.00%    TBA                       1,000,000           974,688(c)
Government National
   Mortgage Assoc.
   8.50%    05/15/21 - 03/15/23          30,045            32,532
   9.00%    07/15/16                    359,283           393,098
                                                        2,175,336

ASSET BACKED -- 0.4%

Accredited Mortgage Loan
   Trust (Class A)
   5.12%    07/25/34                    536,918           538,197(h,i)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.2%

Morgan Stanley Dean Witter
   Capital I (Class A)
   6.54%    02/15/31                    359,566           368,050(h)

TOTAL BONDS AND NOTES
   (COST $127,685,342)                                125,968,258


                                        NUMBER OF
                                        CONTRACTS         VALUE
--------------------------------------------------------------------------------

PURCHASED OPTIONS -- 0.0%*
--------------------------------------------------------------------------------


CALL OPTIONS

U.S. Treasury Notes
   2 Yr. Futures                             15               234

PUT OPTIONS

Eurodollar Futures                           50             1,563
U.S. Treasury Notes
   2 Yr. Futures                             15             4,688
                                                            6,251

TOTAL PURCHASED OPTIONS
   (COST $10,852)                                           6,485



See Notes to Schedules of Investments on page 90 and Notes to Financial Statements on page 120.

GE GOVERNMENT SECURITIES FUND
Schedule of Investments

                                                      March 31, 2006 (unaudited)


                                  PRINCIPAL
                                     AMOUNT         VALUE

SECURITIES PURCHASED WITH COLLATERAL FROM
SECURITIES ON LOAN -- 21.3%
--------------------------------------------------------------------------------


ASSET BACKED -- 12.1%

Bank One Issuance Trust (Class A)
   4.78%    10/15/09             $1,000,000 $   1,000,188(i)
Bear Stearns Asset Backed
   Securities Inc. (Class A)
   5.19%    01/25/34                 12,320        12,348(i)
Capital Auto Receivables
   Asset Trust (Class A)
   4.81%    04/15/08              2,000,000     2,000,688(i)
Chase Credit Card Master
   Trust (Class A)
   4.79%    09/15/09              1,000,000     1,000,250(i)
Countrywide Home Equity Loan
   Trust (Class A)
   4.99%    05/15/28              1,365,100     1,365,915(i)
First USA Credit Card Master
   Trust (Class A)
   4.90%    05/17/10              1,000,000     1,002,054(i)
Gracechurch Card Funding
   PLC (Class A)
   4.78%    02/17/09              2,000,000     2,000,377(i)
Long Beach Mortgage Loan Trust
   4.94%    09/25/35              1,421,933     1,422,173(i)
   5.09%    11/25/34                285,191       285,375(i)
Option One Mortgage
   Loan Trust (Class A)
   5.24%    02/25/33                394,643       395,599(i)
Providian Gateway Master
   Trust (Class A)
   5.11%    07/15/11                800,000       807,125(b,i)
Residential Asset Mortgage
   Products, Inc.
   5.15%    12/25/33                106,715       106,821(i)
Residential Asset Mortgage
   Products, Inc. (Class A)
   5.12%    01/25/34                140,035       140,128(i)
Residential Asset Securities
   Corp. (Class A)
   5.14%    11/25/33              2,196,333     2,200,768(i)
Saxon Asset Securities Trust
   5.05%    05/25/35              1,621,948     1,622,634(i)
Structured Asset Securities Corp.
   5.02%    02/25/35              2,000,000     2,001,650(i)
                                               17,364,093

CORPORATE NOTES -- 2.1%

Countrywide Financial Corp.
   4.96%    09/13/06              1,000,000       999,319(i)
Prudential Financial, Inc.
   5.04%    06/13/08              2,000,000     2,002,830(i)
                                                3,002,149


                                  PRINCIPAL
                                     AMOUNT         VALUE

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 7.1%

Banc of America Large Loan
   4.96%    03/15/22           $  1,500,000 $   1,499,646(b,i)
Bear Stearns Commercial
   Mortgage Securities (Class C)
   4.78%    08/03/14              2,890,000     2,890,000(b,i)
Crusade Global Trust (Class A)
   5.12%    09/18/34                710,987       712,583(i)
Granite Master Issuer PLC
   5.01%    12/20/24              2,000,000     2,002,564(i)
Impac CMB Trust
   5.24%    08/25/33              1,195,228     1,195,391(i)
Impac CMB Trust (Class A)
   5.20%    12/25/33                200,148       200,182(i)
Lehman Brothers Floating Rate
   Commercial Mortgage Trust
   4.92%    10/15/17                833,002       833,099(b,i)
Residential Accredit Loans, Inc.
   5.12%    03/25/34                502,933       503,351(i)
Thornburg Mortgage Securities
   Trust (Class A)
   5.16%    04/25/43                321,224       321,604(i)
                                               10,158,420

TOTAL SECURITIES PURCHASED WITH
   COLLATERAL FROM SECURITIES ON LOAN
   (COST $30,518,358)                          30,524,662


TOTAL INVESTMENTS IN SECURITIES
   (COST $158,214,552)                        156,499,405


                                     NUMBER
                                  OF SHARES         VALUE
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 21.6%
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 10.5%

GEI Short Term Investment Fund
   4.87%                         15,179,216    15,179,216(d,l)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN -- 11.1%

GEI Short Term Investment Fund
   4.87%                         15,932,853    15,932,853(d,l)

TOTAL SHORT-TERM INVESTMENTS
   (COST $31,112,069)                          31,112,069


TOTAL INVESTMENTS
   (COST $189,326,621)                        187,611,474


LIABILITIES IN EXCESS OF OTHER
   ASSETS, NET -- (30.5)%                     (43,855,255)
                                             ============


NET ASSETS -- 100.0%                         $143,756,219
                                             ============


See Notes to Schedules of Investments on page 90 and Notes to Financial Statements on page 120.

GE GOVERNMENT SECURITIES FUND
Schedule of Investments

                                                      March 31, 2006 (unaudited)


OTHER INFORMATION
--------------------------------------------------------------------------------


The GE Government Securities Fund had the following long futures contracts open at March 31, 2006 (unaudited):

                             NUMBER    CURRENT    UNREALIZED
               EXPIRATION      OF     NOTIONAL   APPRECIATION/
DESCRIPTION       DATE      CONTRACTS   VALUE   (DEPRECIATION)
--------------------------------------------------------------------------------
U.S. Treasury
  Notes 2 Yr.
  Futures       June 2006      20   $4,077,188   $  (6,653)
U.S. Treasury
  Notes 5 Yr.
  Futures       June 2006      40    4,177,500     (21,632)


The GE Government Securities Fund had the following short futures contracts open at March 31, 2006 (unaudited):

                           NUMBER      CURRENT    UNREALIZED
              EXPIRATION     OF       NOTIONAL   APPRECIATION/
DESCRIPTION      DATE     CONTRACTS     VALUE   (DEPRECIATION)
--------------------------------------------------------------------------------
Euro Schatz
  EUR          June 2006      30   $(3,792,367) $    1,608
U.S. Treasury
  Notes 10 Yr.
  Futures      June 2006      30    (3,191,719)      2,313
                                                  --------
                                                  $(24,364)
                                                  ========


See Notes to Schedules of Investments on page 90 and Notes to Financial Statements on page 120.

GE Short-Term Government Fund                                                Q&A

THE GE SHORT-TERM GOVERNMENT FUND IS MANAGED BY A TEAM OF PORTFOLIO MANAGERS THAT INCLUDES PAUL M. COLONNA, ERIC H. GOULD, WILLIAM M. HEALEY AND JOSEPH M. RUTIGLIANO. AS LEAD PORTFOLIO MANAGER FOR THE FUND, MR. COLONNA CHOOSES THE PORTFOLIO MANAGERS FOR THE TEAM, OVERSEES THE ENTIRE TEAM AND ASSIGNS A PORTION OF THE FUND TO EACH MANAGER, INCLUDING HIMSELF. EACH PORTFOLIO MANAGER HAS DISCRETIONARY AUTHORITY OVER HIS PORTION OF THE FUND. SEE PORTFOLIO MANAGERS' BIOGRAPHICAL INFORMATION BEGINNING ON PAGE 138.

Q. HOW DID THE GE SHORT-TERM GOVERNMENT FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2006?

A. For the six-month period ended March 31, 2006, the GE Short-Term Government Fund returned 1.18% for Class A shares, 0.88% for Class B shares, 0.89% for Class C shares, and 1.38% for Class Y shares. The Lehman Brothers 1-3-Year Government Bond Index, the Fund's benchmark, returned 1.11% and the Fund's Lipper peer group of 85 Short U.S. Government Funds returned an average of 0.91% for the same period.

Q. REVIEW WHAT HAPPENED IN THE FIXED INCOME MARKET OVER THE SIX-MONTH PERIOD ENDED MARCH 31, 2006?

A. The US Treasury yield curve continued in what bond investors call a "bear flattening" trend over the course of the last two quarters, "bear" referring to an increase in rates and "flattening" referring to the yield spread between short and long rates narrowing. The Federal Reserve raised its target for Fed funds four times in 25 basis point increments to 4.75%, thrice under chairman Alan Greenspan who departed on January 31st after 18+ years at the helm, and once under the new leadership of Dr. Benjamin Bernanke. The fixed income markets took the four moves in stride as all were expected. In reaction to Fed action, the yields on 3-month treasury bills and 2-year treasury notes rose 106 and 65 basis points to 4.6% and 4.82% respectively, reflecting investor sentiment favoring further rate hikes. Long-term yields were little changed at the end of 2005 from the start of the fourth quarter as economic growth cooled, inflation stayed moderate and foreign demand was healthy. First quarter growth appeared to have rebounded nicely and inflation pressures remained present, which had increased expectations for further rate hikes. Subsequently, yields on 10-year notes and 30-year bonds moved higher, finishing March at 4.85% and 4.89%, up 52 and 32 basis points respectively for the last six months.

    In absolute terms, high yield and emerging market debt were the best performing sectors, both returning in excess of 3% for the six months, supported by positive fundamentals and technicals. US high-grade credit and treasury sectors performed worst posting negative returns of -0.7 and -0.5% respectively. In general, within high-grade securities, BBB and A rated issues underperformed AA and AAA securities.

Q.  WHAT WERE THE KEY DRIVERS OF FUND PERFORMANCE?

A. The primary driver of excess return during the six-months ending March 31, 2006 was the Fund's exposure to mortgage-backed securities ("MBS"). Although yield spreads between MBS and treasuries moved up and down during the period, the yield advantage gained by owning MBS in a low volatility environment boosted total return.

[PHOTO OMITTED]

PICTURED TO THE RIGHT:
PAUL M. COLONNA

GE Short-Term Government Fund

                                              Understanding Your Fund's Expenses


As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses including sales charges on purchase payments, reinvested dividends (or other distributions), and redemption fees directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, distribution and service fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended March 31, 2006.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.


OCTOBER 1, 2005 - MARCH 31, 2006

------------------------------------------------------------------------------------------------------------------------------------
                               ACCOUNT VALUE AT THE               ACCOUNT VALUE AT THE                  EXPENSES PAID
                            BEGINNING OF THE PERIOD ($)           END OF THE PERIOD ($)            DURING THE PERIOD ($)*
------------------------------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN**
------------------------------------------------------------------------------------------------------------------------------------
     Class A                         1,000.00                           1,011.78                             3.98
     Class B                         1,000.00                           1,008.75                             6.99
     Class C                         1,000.00                           1,008.91                             7.74
     Class Y                         1,000.00                           1,013.78                             2.94
------------------------------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (2.5% FOR THE PERIOD)
------------------------------------------------------------------------------------------------------------------------------------
     Class A                         1,000.00                           1,020.76                             4.00
     Class B                         1,000.00                           1,017.82                             7.01
     Class C                         1,000.00                           1,017.08                             7.77
     Class Y                         1,000.00                           1,021.77                             2.95
------------------------------------------------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.79% FOR CLASS A, 1.39% FOR CLASS B, 1.54% FOR CLASS C, AND 0.59% FOR CLASS Y, (FROM PERIOD OCTOBER 1, 2005 - MARCH 31, 2006), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/365 (TO REFLECT THE SIX-MONTH PERIOD).

** ACTUAL FUND RETURNS FOR SIX-MONTH PERIOD ENDED MARCH 31, 2006 WERE AS
   FOLLOWS: 1.18% FOR CLASS A SHARES, 0.88% FOR CLASS B SHARES, 0.89% FOR CLASS C SHARES, AND 1.38% FOR CLASS Y SHARES.

GE Short-Term Government Fund

TWO YEAR TREASURY NOTE
YIELD HISTORY
4/1/05 -- 3/31/06

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]

High     4.84%
Low      3.48%
Average  4.13%

 DATE                    YIELD
 4/1/05                    3.73%
 4/4/05                    3.72%
 4/5/05                    3.72%
 4/6/05                    3.68%
 4/7/05                    3.72%
 4/8/05                    3.75%
 4/11/05                   3.72%
 4/12/05                   3.69%
 4/13/05                   3.65%
 4/14/05                   3.55%
 4/15/05                   3.49%
 4/18/05                   3.55%
 4/19/05                   3.51%
 4/20/05                   3.49%
 4/21/05                   3.63%
 4/22/05                   3.61%
 4/25/05                   3.64%
 4/26/05                   3.65%
 4/27/05                   3.62%
 4/28/05                   3.56%
 4/29/05                   3.65%
 5/2/05                    3.63%
 5/3/05                    3.64%
 5/4/05                    3.61%
 5/5/05                    3.55%
 5/6/05                    3.72%
 5/9/05                    3.75%
 5/10/05                   3.67%
 5/11/05                   3.68%
 5/12/05                   3.65%
 5/13/05                   3.59%
 5/16/05                   3.60%
 5/17/05                   3.60%
 5/18/05                   3.59%
 5/19/05                   3.64%
 5/20/05                   3.66%
 5/23/05                   3.62%
 5/24/05                   3.59%
 5/25/05                   3.60%
 5/26/05                   3.63%
 5/27/05                   3.64%
 5/30/05                   3.64%
 5/31/05                   3.58%
 6/1/05                    3.48%
 6/2/05                    3.53%
 6/3/05                    3.56%
 6/6/05                    3.58%
 6/7/05                    3.56%
 6/8/05                    3.60%
 6/9/05                    3.62%
 6/10/05                   3.70%
 6/13/05                   3.70%
 6/14/05                   3.69%
 6/15/05                   3.71%
 6/16/05                   3.67%
 6/17/05                   3.71%
 6/20/05                   3.71%
 6/21/05                   3.69%
 6/22/05                   3.60%
 6/23/05                   3.61%
 6/24/05                   3.58%
 6/27/05                   3.58%
 6/28/05                   3.65%
 6/29/05                   3.66%
 6/30/05                   3.64%
 7/1/05                    3.74%
 7/4/05                    3.74%
 7/5/05                    3.79%
 7/6/05                    3.77%
 7/7/05                    3.72%
 7/8/05                    3.77%
 7/11/05                   3.79%
 7/12/05                   3.84%
 7/13/05                   3.83%
 7/14/05                   3.84%
 7/15/05                   3.86%
 7/18/05                   3.89%
 7/19/05                   3.86%
 7/20/05                   3.87%
 7/21/05                   3.94%
 7/22/05                   3.91%
 7/25/05                   3.94%
 7/26/05                   3.93%
 7/27/05                   3.99%
 7/28/05                   3.95%
 7/29/05                   4.02%
 8/1/05                    4.04%
 8/2/05                    4.04%
 8/3/05                    4.01%
 8/4/05                    4.04%
 8/5/05                    4.10%
 8/8/05                    4.15%
 8/9/05                    4.11%
 8/10/05                   4.12%
 8/11/05                   4.07%
 8/12/05                   4.04%
 8/15/05                   4.06%
 8/16/05                   4.00%
 8/17/05                   4.05%
 8/18/05                   3.99%
 8/19/05                   4.02%
 8/22/05                   4.01%
 8/23/05                   3.98%
 8/24/05                   3.97%
 8/25/05                   4.00%
 8/26/05                   4.07%
 8/29/05                   4.05%
 8/30/05                   3.94%
 8/31/05                   3.82%
 9/1/05                    3.73%
 9/2/05                    3.76%
 9/5/05                    3.74%
 9/6/05                    3.81%
 9/7/05                    3.85%
 9/8/05                    3.87%
 9/9/05                    3.87%
 9/12/05                   3.91%
 9/13/05                   3.86%
 9/14/05                   3.88%
 9/15/05                   3.89%
 9/16/05                   3.98%
 9/19/05                   3.92%
 9/20/05                   3.98%
 9/21/05                   3.92%
 9/22/05                   3.94%
 9/23/05                   4.02%
 9/26/05                   4.05%
 9/27/05                   4.07%
 9/28/05                   4.08%
 9/29/05                   4.13%
 9/30/05                   4.17%
 10/3/05                   4.21%
 10/4/05                   4.21%
 10/5/05                   4.18%
 10/6/05                   4.20%
 10/7/05                   4.19%
 10/10/05                  4.19%
 10/11/05                  4.22%
 10/12/05                  4.23%
 10/13/05                  4.23%
 10/14/05                  4.26%
 10/17/05                  4.28%
 10/18/05                  4.25%
 10/19/05                  4.24%
 10/20/05                  4.22%
 10/21/05                  4.21%
 10/24/05                  4.25%
 10/25/05                  4.34%
 10/26/05                  4.37%
 10/27/05                  4.35%
 10/28/05                  4.39%
 10/31/05                  4.38%
 11/1/05                   4.40%
 11/2/05                   4.43%
 11/3/05                   4.46%
 11/4/05                   4.47%
 11/7/05                   4.45%
 11/8/05                   4.41%
 11/9/05                   4.49%
 11/10/05                  4.43%
 11/11/05                  4.43%
 11/14/05                  4.49%
 11/15/05                  4.46%
 11/16/05                  4.40%
 11/17/05                  4.37%
 11/18/05                  4.39%
 11/21/05                  4.37%
 11/22/05                  4.30%
 11/23/05                  4.35%
 11/24/05                  4.35%
 11/25/05                  4.35%
 11/28/05                  4.32%
 11/29/05                  4.39%
 11/30/05                  4.41%
 12/1/05                   4.44%
 12/2/05                   4.42%
 12/5/05                   4.47%
 12/6/05                   4.40%
 12/7/05                   4.40%
 12/8/05                   4.36%
 12/9/05                   4.40%
 12/12/05                  4.43%
 12/13/05                  4.41%
 12/14/05                  4.36%
 12/15/05                  4.35%
 12/16/05                  4.36%
 12/19/05                  4.37%
 12/20/05                  4.41%
 12/21/05                  4.44%
 12/22/05                  4.38%
 12/23/05                  4.37%
 12/27/05                  4.35%
 12/28/05                  4.36%
 12/29/05                  4.36%
 12/30/05                  4.40%
 1/2/06                    4.40%
 1/3/06                    4.33%
 1/4/06                    4.30%
 1/5/06                    4.32%
 1/6/06                    4.35%
 1/9/06                    4.35%
 1/10/06                   4.40%
 1/11/06                   4.42%
 1/12/06                   4.38%
 1/13/06                   4.34%
 1/16/06                   4.33%
 1/17/06                   4.33%
 1/18/06                   4.33%
 1/19/06                   4.37%
 1/20/06                   4.35%
 1/23/06                   4.35%
 1/24/06                   4.39%
 1/25/06                   4.46%
 1/26/06                   4.49%
 1/27/06                   4.50%
 1/30/06                   4.51%
 1/31/06                   4.52%
 2/1/06                    4.58%
 2/2/06                    4.60%
 2/3/06                    4.57%
 2/6/06                    4.61%
 2/7/06                    4.60%
 2/8/06                    4.63%
 2/9/06                    4.66%
 2/10/06                   4.68%
 2/13/06                   4.67%
 2/14/06                   4.68%
 2/15/06                   4.69%
 2/16/06                   4.69%
 2/17/06                   4.68%
 2/20/06                   4.68%
 2/21/06                   4.70%
 2/22/06                   4.67%
 2/23/06                   4.72%
 2/24/06                   4.72%
 2/27/06                   4.73%
 2/28/06                   4.68%
 3/1/06                    4.70%
 3/2/06                    4.71%
 3/3/06                    4.75%
 3/6/06                    4.77%
 3/7/06                    4.75%
 3/8/06                    4.72%
 3/9/06                    4.71%
 3/10/06                   4.74%
 3/13/06                   4.72%
 3/14/06                   4.64%
 3/15/06                   4.68%
 3/16/06                   4.62%
 3/17/06                   4.64%
 3/20/06                   4.65%
 3/21/06                   4.74%
 3/22/06                   4.74%
 3/23/06                   4.77%
 3/24/06                   4.71%
 3/27/06                   4.74%
 3/28/06                   4.80%
 3/29/06                   4.80%
 3/30/06                   4.84%
 3/31/06                   4.82%

 INVESTMENT PROFILE

 A mutual fund designed for investors who seek a high level of income consistent with prudent investment management and the preservation of capital by investing at least 80% of its net assets in U.S. Government securities under normal market conditions.

LIPPER PERFORMANCE COMPARISON

Short Term U.S. Government Bond
Peer Group

Based on average annual total returns for the periods ended 3/31/06

               SIX      ONE      FIVE       TEN
             MONTHS    YEAR      YEAR       YEAR
             ------    ----      ----       ----
Number of
Funds in
peer group:     85       84         66         49
------------------------------------------------------------
Peer group
average annual
total return: 0.91%    2.07%      2.82%     4.27%
------------------------------------------------------------


 CHANGE IN VALUE OF A $10,000 INVESTMENT

CLASS A SHARES+

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]

                                                 GE SHORT-TERM                     LB 1-3 YEAR
                     GE SHORT-TERM                GOVERNMENT                       GOVERNMENT
                      GOVERNMENT                   WITH LOAD                       BOND INDEX
 03/31/96             10,000.00                    9,750.00                        10,000.00
 9/96                 10,241.34                    9,985.31                        10,273.94
 9/97                 10,913.84                   10,640.99                        10,980.85
 9/98                 11,716.76                   11,423.85                        11,851.16
 9/99                 12,012.05                   11,711.75                        12,229.67
 9/00                 12,692.51                   12,375.20                        12,944.60
 9/01                 13,974.91                   13,625.54                        14,325.70
 9/02                 14,777.11                   14,407.68                        15,164.68
 9/03                 15,080.93                   14,703.90                        15,589.18
 9/04                 15,217.57                   14,837.13                        15,771.29
 9/05                 15,381.76                   14,997.22                        15,943.52
 3/06                 15,563.00                   15,173.93                        16,120.12

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED MARCH 31, 2006

                                                       ENDING
                                                     VALUE OF A
                      SIX     ONE    FIVE     TEN     $10,000
                    MONTHS   YEAR    YEAR     YEAR  INVESTMENT (A)
        ------------------------------------------------------------------------
GE Short-Term
  Government        1.18%    2.48%   3.14%    4.52%   $15,563
GE Short-Term
  Government
  W/LOAD           -1.35%  -0.09%   2.62%    4.26%    $15,174
  MAXIMUM LOAD
   OF 2.50%
LB 1-3 Yr.          1.11%   2.41%   3.34%    4.89%    $16,120

CLASS B SHARES

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]

                                                  LB 1-3 YEAR
                     GE SHORT-TERM                GOVERNMENT
                      GOVERNMENT                  BOND INDEX
 03/31/96             10,000.00                   10,000.00
 9/96                 10,210.79                   10,273.94
 9/97                 10,807.30                   10,980.85
 9/98                 11,545.29                   11,851.16
 9/99                 11,765.71                   12,229.67
 9/00                 12,348.66                   12,944.60
 9/01                 13,527.84                   14,325.70
 9/02                 14,250.26                   15,164.68
 9/03                 14,543.24                   15,589.18
 9/04                 14,675.01                   15,771.29
 9/05                 14,833.35                   15,943.52
 3/06                 15,008.13                   16,120.12

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED MARCH 31, 2006

                                                    ENDING
                                                   VALUE OF A
                  SIX      ONE    FIVE     TEN     $10,000
                 MONTHS    YEAR   YEAR     YEAR  INVESTMENT (A)
                 ------    ----   ----     ----  --------------
GE Short-Term
  Government      0.88%    1.86%   2.53%   4.15%  $15,008
LB 1-3 Yr.        1.11%    2.41%   3.34%   4.89%  $16,120

CLASS C SHARES

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]

                                                  LB 1-3 YEAR
                     GE SHORT-TERM                GOVERNMENT
                      GOVERNMENT                  BOND INDEX
 09/30/99             10,000.00                   10,000.00
 3/00                 10,119.38                   10,182.44
 9/00                 10,479.79                   10,584.58
 3/01                 10,968.91                   11,181.68
 9/01                 11,463.27                   11,713.89
 3/02                 11,540.70                   11,807.51
 9/02                 12,021.33                   12,399.91
 3/03                 12,112.16                   12,598.94
 9/03                 12,175.89                   12,747.01
 3/04                 12,293.31                   12,906.18
 9/04                 12,192.78                   12,895.92
 3/05                 12,122.30                   12,870.72
 9/05                 12,231.55                   13,036.75
 3/06                 12,340.47                   13,181.15

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED MARCH 31, 2006

                                                    ENDING
                                                  VALUE OF A
                SIX       ONE   FIVE    SINCE       $10,000
               MONTHS    YEAR   YEAR  INCEPTION  INVESTMENT (A)
               ------    ----   ----  ---------  --------------
GE Short-Term
  Government    0.89%   1.80%   2.39%   3.29%      $12,340
LB 1-3 Yr.      1.11%   2.41%   3.34%   4.34%      $13,181

CLASS Y SHARES

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]

                                                  LB 1-3 YEAR
                     GE SHORT-TERM                GOVERNMENT
                      GOVERNMENT                  BOND INDEX
 03/31/96             10,000.00                   10,000.00
 9/96                 10,254.08                   10,273.94
 9/97                 10,954.75                   10,980.85
 9/98                 11,792.44                   11,851.16
 9/99                 12,130.21                   12,229.67
 9/00                 12,836.62                   12,944.60
 9/01                 14,135.02                   14,325.70
 9/02                 14,984.84                   15,164.68
 9/03                 15,332.31                   15,589.18
 9/04                 15,509.40                   15,771.29
 9/05                 15,713.90                   15,943.52
 3/06                 15,930.38                   16,120.12

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED MARCH 31, 2006

                                                   ENDING
                                                 VALUE OF A
                 SIX     ONE     FIVE    TEN      $10,000
                MONTHS   YEAR    YEAR    YEAR   INVESTMENT (A)
                -----    ----    ----    ----   --------------
GE Short-Term
  Government     1.38%   2.80%   3.42%   4.77%     $15,930
LB 1-3 Yr.       1.11%   2.41%   3.34%   4.89%     $16,120

AN INVESTMENT IN THE GE SHORT-TERM GOVERNMENT FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


SEE NOTES TO PERFORMANCE BEGINNING ON PAGE 88 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GE SHORT-TERM GOVERNMENT FUND
Schedule of Investments

                                                      March 31, 2006 (unaudited)

GE SHORT-TERM GOVERNMENT FUND

PORTFOLIO COMPOSITION AS A % OF THE MARKET VALUE OF $126,757
(IN THOUSANDS) AS OF MARCH 31, 2006

[PIE CHART OMITTED, PLOT POINTS FOLLOWS]

U.S. TREASURIES 37.7%
SHORT-TERM 22.7%
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS 13.2%
AGENCY MORTGAGE BACKED 13.1%
ASSET BACKED 8.7%
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS 4.6%


                                  PRINCIPAL
                                     AMOUNT         VALUE

BONDS AND NOTES -- 87.8%+
--------------------------------------------------------------------------------

U.S. TREASURIES -- 49.0%

U.S. Treasury Notes
   2.38%    08/15/06           $  7,000,000  $  6,939,030
   4.38%    12/31/07 -
            11/15/08             27,200,000    26,939,928(j)
   4.50%    02/28/11              3,480,000     3,429,540(j)
   4.63%    02/29/08             10,600,000    10,557,388(j)
                                               47,865,886

AGENCY MORTGAGE BACKED -- 17.0%

Federal Home Loan
   Mortgage Corp.
   6.00%    12/01/08 - 09/01/19     200,988       203,339(h)
   6.50%    05/01/13                 87,566        89,270
   7.00%    02/01/12 - 11/01/33     253,417       261,059
   7.50%    01/01/27 - 08/01/30     252,306       263,125
   8.00%    04/01/23                  6,681         7,037
   8.50%    01/01/09 - 11/01/20     301,205       315,334
   8.75%    08/01/08                 40,439        41,097
Federal National Mortgage Assoc.
   3.33%    07/01/33                275,846       276,591(i)
   3.61%    06/01/33                133,024       134,950(i)
   3.64%    06/01/33                202,995       201,865(i)
   4.02%    06/01/33                598,134       588,485(i)
   4.14%    07/01/33                773,878       759,838(i)
   4.32%    05/01/33                664,505       656,249(i)
   4.57%    12/01/32                181,397       182,817(i)
   6.00%    01/01/12 - 11/01/33   1,431,140     1,447,915
   6.50%    05/01/17 - 03/01/35     940,425       961,131
   7.00%    03/01/17 - 05/01/35   1,312,747     1,352,473
   7.50%    06/01/11 - 02/01/35   2,739,985     2,859,723
   8.00%    03/01/22 - 01/01/34     329,521       353,633
   8.50%    02/01/18 - 09/01/32     668,321       714,863


                                  PRINCIPAL
                                     AMOUNT         VALUE

   9.00%    08/01/10 - 09/01/31  $  905,738  $    984,781
   9.50%    09/01/21                 96,524       105,753
   9.75%    02/01/21                173,542       188,564
Government National
   Mortgage Assoc.
   6.00%    06/15/25 - 07/15/35     670,946       679,262
   6.50%    09/15/16 - 09/15/35   1,573,720     1,628,209
   7.00%    12/15/18 - 05/15/32     415,916       432,841
   7.50%    02/15/09 - 01/15/25     517,317       537,377
   8.00%    07/15/17                140,565       150,758
   9.00%    08/15/09 - 12/15/09     213,356       218,379
   9.50%    12/15/09                 17,092        17,813
                                               16,614,531

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 17.1%

Federal Home Loan
   Mortgage Corp.
   3.25%    07/15/23                839,920       818,351
   3.50%    01/15/22 - 05/15/26   3,392,743     3,309,694
   4.00%    08/15/29                858,806       837,229
   5.00%    11/15/12                560,761        23,657(g)
   5.00%    06/15/14 - 12/15/20   1,129,147     1,124,188
   6.00%    11/15/23              2,504,436     2,514,965
   6.50%    02/15/14              1,074,060       157,351(g)
   8.00%    01/15/34                468,020       475,404
Federal National Mortgage Assoc.
   1.41%    07/25/44              5,943,136       292,159(g)
   4.50%    03/25/09              1,767,330         6,428(g)
   4.50%    09/25/16 - 07/25/33   1,565,049     1,540,039
   5.17%    02/25/44                319,988       318,025
   5.50%    02/25/35                568,874       566,080
   6.00%    08/25/28 - 01/25/34   3,360,310     3,371,957
   6.50%    12/25/34              1,290,416     1,312,192
   16.32%   05/25/18             25,724,777        66,884(d,g,i)
                                               16,734,603

ASSET BACKED -- 2.4%

CPS Auto Trust
   7.62%    07/16/11                250,895       250,895(b)
Residential Asset Securities
   Corp. (Class M)
   6.10%    04/25/33                815,000       804,801
Security National Asset Sec
   Series Trust (Class A)
   6.36%    12/25/35              1,073,599     1,073,599(b)
World Omni Auto Receivables
   Trust (Class B)
   2.35%    09/15/09                177,962       175,884
                                                2,305,179

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 2.3%

Bank of America Alternative
   Loan Trust (Class 4)
   6.50%    06/25/35                427,619       429,806
First Union National Bank
   Commercial Mortgage
   1.16%    10/15/32             13,234,558       583,399(b,i)




See Notes to Schedules of Investments on page 90 and Notes to Financial Statements on page 120.

GE SHORT-TERM GOVERNMENT FUND
Schedule of Investments

                                                      March 31, 2006 (unaudited)


                                  PRINCIPAL
                                     AMOUNT         VALUE
GRP/AG Real Estate Asset
   Trust (Class A)
   4.85%    01/25/35            $   768,286   $   764,444(b)
LB Commercial Conduit
   Mortgage Trust (Class B)
   6.36%    10/15/35                500,000       510,934
                                                2,288,583

TOTAL BONDS AND NOTES
   (COST $87,132,291)                          85,808,782

--------------------------------------------------------------------------------
SECURITIES PURCHASED WITH COLLATERAL FROM
SECURITIES ON LOAN -- 12.5%
--------------------------------------------------------------------------------

ASSET BACKED -- 8.9%

Bear Stearns Asset Backed
   Securities Inc.
   5.04%    11/25/35              2,336,000     2,336,591(i)
Chase Credit Card Master
   Trust (Class A)
   4.79%    09/15/09              1,000,000     1,000,250(i)
Discover Card Master
   Trust I (Class A)
   4.77%    05/15/11                500,000       499,930(i)
Metris Master Trust (Class A)
   4.88%    03/21/11                405,000       404,973(i)
Providian Master Note Trust
   4.78%    01/15/09              2,000,000     2,000,000(b,i)
Residential Asset Securities Corp.
   5.07%    01/25/36              2,000,000     2,004,062(i)
Residential Asset Securities
   Corp. (Class A)
   5.14%    11/25/33                439,267       440,154(i)
                                                8,685,960

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 3.6%

Banc of America Large Loan
   4.96%    03/15/22                500,000       499,882(b,i)
Bear Stearns Commercial
   Mortgage Securities (Class C)
   4.78%    08/03/14              2,000,000     2,000,000(b,i)
Crusade Global Trust (Class A)
   5.12%    09/18/34                299,383       300,055(i)
GSAMP Trust
   4.97%    12/25/35                500,000       499,996(i)
Residential Accredit Loans, Inc.
   5.12%    03/25/34                208,358       208,531(i)
                                                3,508,464

TOTAL SECURITIES PURCHASED WITH
   COLLATERAL FROM SECURITIES ON LOAN
   (COST $12,190,146)                          12,194,424

TOTAL INVESTMENTS IN SECURITIES
   (COST $99,322,437)                          98,003,206

                                     NUMBER
                                  OF SHARES         VALUE

SHORT-TERM INVESTMENTS -- 29.4%
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 11.4%

SHORT-TERM INVESTMENTS -- 10.7%

GEI Short Term Investment Fund
   4.87%                            900,751   $10,460,762(d,l)

                                  PRINCIPAL
                                     AMOUNT
--------------------------------------------------------------------------------

COMMERCIAL PAPER -- 0.7%

Rabobank USA Financial Corp.
   4.83%    04/03/06              $ 700,000       699,812

                                     NUMBER
                                  OF SHARES
--------------------------------------------------------------------------------

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN -- 18.0%


SHORT-TERM INVESTMENTS -- 16.0%

GEI Short Term Investment Fund
   4.87%                         15,597,802    15,597,802(d,l)

                                  PRINCIPAL
                                     AMOUNT
--------------------------------------------------------------------------------

COMMERCIAL PAPER -- 2.0%
Sheffield Receivables Corp.
   4.68%    04/17/06             $2,000,000     1,995,840

TOTAL SHORT-TERM INVESTMENTS
   (COST $28,754,216)                          28,754,216


TOTAL INVESTMENTS
   (COST $128,076,653)                        126,757,422


LIABILITIES IN EXCESS OF OTHER
   ASSETS, NET -- (29.7)%                     (29,005,860)
                                             ------------


NET ASSETS -- 100.0%                         $ 97,751,562
                                             ============


See Notes to Schedules of Investments on page 90 and Notes to Financial Statements on page 120.

GE Tax-Exempt Fund                                                           Q&A


THE GE TAX-EXEMPT FUND IS MANAGED BY MICHAEL J. CAUFIELD. SEE PORTFOLIO MANAGERS' BIOGRAPHICAL INFORMATION BEGINNING ON PAGE 138.

Q. HOW DID THE GE TAX-EXEMPT INCOME FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2006?

A. For the six-month period ended March 31, 2006 the GE Tax Exempt Fund returned 0.18% for class A shares, -0.19% for Class B shares, -0.10% for Class C shares and 0.37% for Class Y shares. The Lehman Brothers Municipal Bond Index, returned 0.65% and the Lipper peer group, consisting of 155 General Municipal Bond Funds gained an average of 0.45% for the same period.

Q.  WHAT WERE THE PRIMARY DRIVERS BEHIND THE FUND'S PERFORMANCE?

A. Continued tightening of Federal Reserve monetary policy was the key performance driver in portfolio returns over the last six months. Over the last two months of 2005, municipal yields, driven by strong demand and manageable supply, rallied with rates falling by as much as 19 basis points in ten years. Shorter maturities on the other hand increased between 13 and 33 basis points. The Fund's curve positioning, as a result, contributed the most significant variance with the Lehman 10-Year Index given its overweight inside of ten years and lack of exposure to longer assets. Portfolio structuring however, did contribute a degree of stability as rates rose in three of the last six months and the portfolio, given its strong income component, has narrowed its variance with the Lehman 10-Year Index. As rates resumed their climb into the first quarter of 2006, the Fund had performed as expected, posting competitive return in a rising interest rate environment. The Fund's objective remains the maximization of tax-exempt income, and the portfolio's twelve month yield currently exceeds the reported Lipper Intermediate peer group average by 50 basis point, ranking in the top 85% of 161 intermediate funds.

Q. WHAT HAPPENED IN THE U.S. ECONOMY DURING THE SIX-MONTH PERIOD ENDED MARCH 31, 2006 AND HOW WAS THE PORTFOLIO POSITIONED WITH RESPECT TO ECONOMIC CONDITIONS?

A. The decision to continue to raise short-term interest rates by the Federal Reserve Bank was the overriding factor impacting financial markets over the last six months. Fed activity was driven by inflationary concerns, given economic expansion, a growing job market, as well as pressures relating to rising commodity prices and accelerating energy prices. In addition, the timing and extent of Fed action and the transition to a new Federal Reserve chairman injected a significant degree of speculation into the market. Bond prices, as a result, have been subject to considerable volatility over the last five months. As we close the first quarter of 2006 rates have resumed their move higher, and it appears that a trend to higher rates has a strong foothold. During the first quarter of 2006, the entire yield curve has moved higher with the front-end of the curve doing most of the heavy lifting with 7 and 10-Year maturity yields, rising 35 and 46 basis point, respectively. The Fund had been well positioned for a move to higher rates given its shorter than average duration and its curve concentration. While this structure limited performance in late 2005, the Fund has faired well through the first quarter of 2006.

[PHOTO OMITTED]

PICTURED TO THE LEFT:
MICHAEL J. CAUFIELD

GE Tax-Exempt Fund

                                              Understanding Your Fund's Expenses


As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses including sales charges on purchase payments, reinvested dividends (or other distributions), and redemption fees directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, distribution and service fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended March 31, 2006.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.


OCTOBER 1, 2005 - MARCH 31, 2006

------------------------------------------------------------------------------------------------------------------------------------
                               ACCOUNT VALUE AT THE               ACCOUNT VALUE AT THE                  EXPENSES PAID
                            BEGINNING OF THE PERIOD ($)           END OF THE PERIOD ($)            DURING THE PERIOD ($)*
------------------------------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN**
------------------------------------------------------------------------------------------------------------------------------------
     Class A                         1,000.00                           1,001.84                             3.60
     Class B                         1,000.00                             998.11                             7.35
     Class C                         1,000.00                             999.01                             7.39
     Class Y                         1,000.00                           1,003.66                             2.31
------------------------------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (2.5% FOR THE PERIOD)
------------------------------------------------------------------------------------------------------------------------------------
     Class A                         1,000.00                           1,021.11                             3.63
     Class B                         1,000.00                           1,017.43                             7.42
     Class C                         1,000.00                           1,017.39                             7.45
     Class Y                         1,000.00                           1,022.38                             2.33
------------------------------------------------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.72% FOR CLASS A, 1.47% FOR CLASS B, 1.48% FOR CLASS C, AND 0.46% FOR CLASS Y, (FROM PERIOD OCTOBER 1, 2005 - MARCH 31, 2006), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/365 (TO REFLECT THE SIX-MONTH PERIOD).

** ACTUAL FUND RETURNS FOR SIX-MONTH PERIOD ENDED MARCH 31, 2006 WERE AS
   FOLLOWS: 0.18% FOR CLASS A SHARES, (0.19)% FOR CLASS B SHARES, (0.10)% FOR CLASS C SHARES, AND 0.37% FOR CLASS Y SHARES.

GE Tax-Exempt Fund

QUALITY RATINGS
AS OF MARCH 31, 2006
as a % of Market Value
--------------------------------------
Moody's/S&P/          Percentage of
Fitch Rating*         Market Value
--------------------------------------
Aaa/AAA                   87.13%
Aa/AA                      6.65%
A/A                        4.41%
Below A                    1.81%
--------------------------------------
                         100.00%

 INVESTMENT PROFILE

 A mutual fund designed for investors who seek as high a level of income exempt from Federal income taxation as is consistent with preservation of capital by investing primarily in investment-grade municipal obligations.

LIPPER PERFORMANCE COMPARISON

Intermediate Municipal Debt
Peer Group

Based on average annual total returns for the periods ended 3/31/06

                SIX     ONE     FIVE    TEN
               MONTHS  YEAR     YEAR    YEAR
               ------  ----     ----    ----
Number of
Funds in
peer group:      155    150     104      70
----------------------------------------------
Peer group
average annual
total return:   0.45%  2.45%   3.86%   4.66%
----------------------------------------------


 CHANGE IN VALUE OF A $10,000 INVESTMENT

CLASS A SHARES++

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]

                                                 GE TAX-EXEMPT
                     GE TAX-EXEMPT                 WITH LOAD                 LB 10 -YEAR MUNI INDEX
 03/31/96             10,000.00                    9,575.00                        10,000.00
 9/96                 10,358.28                    9,918.06                        10,231.75
 9/97                 11,163.78                   10,689.32                        11,204.79
 9/98                 11,870.72                   11,366.21                        12,192.00
 9/99                 11,651.78                   11,156.58                        12,136.40
 9/00                 12,247.93                   11,727.40                        12,911.43
 9/01                 13,506.08                   12,932.07                        14,202.89
 9/02                 14,625.15                   14,003.58                        15,548.19
 9/03                 15,142.40                   14,498.85                        16,133.50
 9/04                 15,501.85                   14,843.02                        16,892.50
 9/05                 15,735.11                   15,066.37                        17,365.51
 3/06                 15,764.05                   15,094.08                        17,478.48

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED MARCH 31, 2006

                                                   ENDING
                                                 VALUE OF A
                 SIX     ONE     FIVE    TEN      $10,000
                MONTHS   YEAR    YEAR    YEAR  INVESTMENT (A)
                ------  -----    ----    ----  --------------
GE Tax-Exempt    0.18%   2.27%   3.87%   4.66%   $15,764
GE Tax-Exempt
  W/LOAD        -4.07%  -2.07%   2.97%   4.20%   $15,094
  MAXIMUM LOAD
   OF 4.25%
LBMI             0.65%   3.31%   4.94%   5.74%   $17,478

CLASS B SHARES

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]

                     GE Tax-Exempt          LB 10 -Year Muni Index
 03/31/96             10,000.00                   10,000.00
 9/96                 10,366.96                   10,231.75
 9/97                 11,140.89                   11,204.79
 9/98                 11,773.25                   12,192.00
 9/99                 11,497.42                   12,136.40
 9/00                 12,006.69                   12,911.43
 9/01                 13,139.92                   14,202.89
 9/02                 14,122.87                   15,548.19
 9/03                 14,502.30                   16,133.50
 9/04                 14,803.15                   16,892.50
 9/05                 15,025.90                   17,365.51
 3/06                 15,053.53                   17,478.48

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED MARCH 31, 2006

                                                   ENDING
                                                 VALUE OF A
                  SIX     ONE    FIVE   TEN       $10,000
                MONTHS   YEAR    YEAR   YEAR   INVESTMENT (A)
               -------   ----    ----   ----   --------------
GE Tax-Exempt   -0.19%   1.51%   3.09%  4.16%     $15,054
LBMI             0.65%   3.31%   4.94%  5.74%     $17,478

CLASS C SHARES

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]

                     GE TAX-EXEMPT          LB 10 -YEAR MUNI INDEX
 09/30/99             10,000.00                   10,000.00
 3/00                 10,095.47                   10,218.03
 9/00                 10,442.62                   10,638.59
 3/01                 11,067.99                   11,317.08
 9/01                 11,428.66                   11,702.72
 3/02                 11,295.05                   11,711.77
 9/02                 12,271.08                   12,811.20
 3/03                 12,360.50                   12,905.60
 9/03                 12,611.47                   13,293.47
 3/04                 12,820.01                   13,691.20
 9/04                 12,825.16                   13,918.87
 3/05                 12,704.68                   13,940.20
 9/05                 12,910.42                   14,308.61
 3/06                 12,897.62                   14,401.69

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED MARCH 31, 2006

                                                    ENDING
                                                  VALUE OF A
                 SIX     ONE    FIVE    SINCE       $10,000
               MONTHS   YEAR    YEAR  INCEPTION  INVESTMENT (A)
               ------   ----    ----  ---------  --------------
GE Tax-Exempt  -0.10%   1.52%   3.11%   3.99%      $12,898
LBMI            0.65%   3.31%   4.94%   5.77%      $14,402

CLASS Y SHARES

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]

                     GE TAX-EXEMPT          LB 10 -YEAR MUNI INDEX
 09/26/97             10,000.00                   10,000.00
 9/98                 10,744.11                   10,881.06
 9/99                 10,596.57                   10,831.44
 9/00                 11,175.89                   11,523.13
 9/01                 12,349.61                   12,675.73
 9/02                 13,407.45                   13,876.37
 9/03                 14,463.32                   14,398.75
 9/04                 14,869.32                   15,076.14
 9/05                 15,098.87                   15,498.29
 3/06                 15,154.16                   15,599.11

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED MARCH 31, 2006

                                                      ENDING
                                                    VALUE OF A
                SIX       ONE    FIVE    SINCE        $10,000
               MONTHS    YEAR    YEAR  INCEPTION   INVESTMENT (A)
               ------    ----    ----  ---------   --------------
GE Tax-Exempt   0.37%    2.34%   4.94%   5.00%       $15,154
LBMI            0.65%    3.31%   4.94%   5.37%       $15,599

* MOODY'S INVESTORS SERVICES INC., STANDARD & POOR'S AND FITCH ARE NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATIONS.

   SEE NOTES TO PERFORMANCE BEGINNING ON PAGE 88 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT
   THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GE TAX-EXEMPT FUND
Schedule of Investments

                                                      March 31, 2006 (unaudited)



  GE TAX-EXEMPT FUND

PORTFOLIO COMPOSITION AS A % OF THE MARKET VALUE OF $29,759
(IN THOUSANDS) AS OF MARCH 31, 2006

[PIE CHART OMITTED, PLOT POINTS FOLLOWS]

TRANSPORTATION 17.8%
EDUCATION 15.5%
HOSPITAL 11.8%
GENERAL OBLIGATION 11.2%
WATER & SEWER 11.2%
LEASE/OTHER 11.0%
ELECTRICITY 10.6%
SHORT-TERM 4.9%
HOUSING 3.5%
SALES TAX 2.5%


                                  PRINCIPAL
                                     AMOUNT         VALUE


MUNICIPAL BONDS AND NOTES -- 97.6%+
--------------------------------------------------------------------------------

ALASKA -- 3.6%

State of Alaska (Series D)
   (MBIA Insured)
   5.00%    10/01/25             $1,000,000 $   1,044,460(o)

ARIZONA -- 1.9%

Maricopa County Stadium
   District (AMBAC Insured)
   5.38%    06/01/16                500,000       537,865(h,o)

ARKANSAS -- 1.3%

Arkansas Housing
   Development Agency
   8.38%    07/01/11                315,000       381,241(h,m)

CALIFORNIA -- 3.9%

City of San Diego CA
   8.88%    02/01/11                170,000       193,377(m)
Sacramento Municipal
   Utility District
   6.80%    10/01/19                 55,000        64,474(m)
   9.00%    04/01/13                735,000       871,350(m)
                                                1,129,201

COLORADO -- 1.5%

City of Colorado Springs
   8.50%    11/15/11                 80,000        92,387(h,m)
Denver City & County CO
   7.00%    08/01/10                305,000       328,436(h,m)
                                                  420,823

                                  PRINCIPAL
                                     AMOUNT         VALUE

CONNECTICUT -- 6.3%

City of New Haven CT
   (AMBAC Insured)
   5.38%    12/01/12             $1,000,000 $   1,085,800(h,o)
Connecticut State Health &
   Educational Facility Authority
   7.00%    07/01/12                455,000       496,883(h,m)
Connecticut State Health &
   Educational Facility Authority
   (Series H) (MBIA Insured)
   5.50%    07/01/12                250,000       255,995(h,o)
                                                1,838,678

FLORIDA -- 5.4%

City of Gainesville FL
   8.13%    10/01/14                175,000       200,711(h,m)
Jacksonville Health
   Facilities Authority
   11.50%   10/01/12                200,000       285,878(h,m)
North Broward Hospital District
   5.25%    01/15/12                740,000       777,340
State of Florida
   10.00%   07/01/14                235,000       312,268(h,m)
                                                1,576,197

GEORGIA -- 4.4%

Columbus Medical Center
   Hospital Authority
   7.75%    07/01/10                220,000       238,982(h,m)
Metropolitan Atlanta Rapid
   Transit Authority
   7.00%    07/01/11                435,000       488,831(h,m)
Private Colleges & Universities
   Authority (Series A)
   6.00%    06/01/11                500,000       539,090
                                                1,266,903

HAWAII -- 1.9%

State of Hawaii (FSA Insured)
   5.75%    02/01/14                500,000       558,385(h,o)

IDAHO -- 2.3%

Idaho Falls ID
   10.38%   04/01/13                640,000       680,781(h,n)

ILLINOIS -- 1.8%

Chicago Metropolitan Water
   Reclamation District-Greater
   Chicago (Series D)
   5.00%    12/01/10                500,000       526,440(h)



See Notes to Schedules of Investments on page 90 and Notes to Financial Statements on page 120.

GE TAX-EXEMPT FUND
Schedule of Investments

                                                      March 31, 2006 (unaudited)


                                  PRINCIPAL
                                     AMOUNT         VALUE

INDIANA -- 5.2%

Indiana Toll Road Commission
   9.00%    01/01/15             $  580,000  $    751,541(h,m)
Purdue University (Series P)
   5.25%    07/01/11                200,000       213,428
Richland-Bean Blossom School
   Building Corp. (FGIC Insured)
   5.00%    07/15/11                500,000       530,000(m,o)
                                                1,494,969

IOWA -- 2.6%

Muscatine IA
   9.70%    01/01/13                630,000       761,727(h,m)

MAINE -- 5.5%

Maine Health & Higher
   Educational Facilities
   Authority (Series B)
   (AMBAC Insured)
   5.00%    07/01/31              1,000,000     1,044,390(o)
University of Maine (FSA Insured)
   5.38%    03/01/12                500,000       541,775(o)
                                                1,586,165

MARYLAND -- 1.9%

County of Prince Georges
   MD (FSA Insured)
   5.50%    05/15/12                500,000       546,105(o)

MASSACHUSETTS -- 3.0%

Commonwealth of Massachusetts
   (Series A) (FSA Insured)
   5.25%    12/15/12                500,000       540,320(h,o)
Massachusetts State
   Port Authority
   13.00%   07/01/13                240,000       323,294(h,m)
                                                  863,614

MICHIGAN -- 3.7%

Detroit MI (Series A) (FSA Insured)
   5.25%    07/01/22                500,000       553,550(h,o)
Michigan State Hospital
   Finance Authority
   9.00%    05/01/08                480,000       507,096(h,m)
                                                1,060,646

MINNESOTA -- 0.4%

Western Minnesota Municipal
   Power Agency
   6.63%    01/01/16                100,000       116,700(m)

                                  PRINCIPAL
                                     AMOUNT         VALUE

MISSISSIPPI -- 1.9%

State of Mississippi
   5.50%    09/01/14               $500,000  $    549,310(h)

NEW JERSEY -- 6.7%

Atlantic County Improvement
   Authority (MBIA Insured)
   7.40%    07/01/16                175,000       213,162(h,m,o)
Atlantic County Improvement
   Authority (Series A)
   (AMBAC Insured)
   7.40%    03/01/12                325,000       361,992(h,m,o)
New Jersey State Transit Corp.
   (AMBAC Insured)
   5.50%    09/15/11                500,000       539,140(h,o)
New Jersey State Turnpike
   Authority (AMBAC Insured)
   6.50%    01/01/16                 40,000        46,251(h,o)
   6.50%    01/01/16                210,000       244,423 (h,m,o)
New Jersey Transportation
   Trust Fund Authority
   (Series C) (FSA Insured)
   5.75%    12/15/12                500,000       552,780(h,o)
                                                1,957,748

NEW YORK -- 4.5%

Erie County Water Authority
   (Series A) (AMBAC Insured)
   6.00%    12/01/08                335,000       347,231(h,m,o)
New York State
   Dormitory Authority
   7.38%    07/01/16                655,000       781,474(m)
New York State Dormitory
   Authority (Series B)
   7.50%    05/15/11                 90,000        99,720
   7.50%    05/15/11                 55,000        61,977(n)
                                                1,290,402

NORTH CAROLINA -- 1.2%

North Carolina Municipal Power
   Agency No 1 Catawba
   10.50%   01/01/10                315,000       360,505(m)

OHIO -- 1.1%

Ohio State Water Development
   Authority (AMBAC Insured)
   7.00%    12/01/09                310,000       327,007(m,o)

PENNSYLVANIA -- 8.0%

Allegheny County Hospital
   Development Authority
   7.38%    07/01/12                410,000       454,669(h,m)


See Notes to Schedules of Investments on page 90 and Notes to Financial Statements on page 120.

GE TAX-EXEMPT FUND
Schedule of Investments

                                                      March 31, 2006 (unaudited)


                                  PRINCIPAL
                                     AMOUNT         VALUE

City of Philadelphia (MBIA Insured)
   6.25%    08/01/12            $   250,000  $    282,223(o)
City of Philadelphia (Series B)
   (MBIA Insured)
   7.00%    05/15/20                415,000       493,979(m,o)
Delaware River Port
   Authority PA & NJ
   6.50%    01/15/11                180,000       193,415(h,m)
Pittsburgh Urban Redevelopment
   Authority (FGIC Insured)
   7.25%    09/01/14                770,000       880,795(m,o)
                                                2,305,081

PUERTO RICO -- 1.4%

Puerto Rico Aqueduct &
   Sewer Authority
   10.25%   07/01/09                365,000       408,311(m)

SOUTH CAROLINA -- 9.1%

Charleston Educational
   Excellence Finance Corp.
   5.25%    12/01/27              1,000,000     1,053,390(h)
Grand Strand Water & Sewer
   Authority (FSA Insured)
   5.38%    06/01/13                500,000       540,165(h,o)
Scago Educational Facilities
   Corp. (FSA Insured)
   5.00%    04/01/20              1,000,000     1,048,160(o)
                                                2,641,715

VIRGINIA -- 1.1%

Virginia Housing Development
   Authority (Series D)
   4.45%    07/01/11                320,000       330,429


                                  PRINCIPAL
                                     AMOUNT         VALUE

WISCONSIN -- 6.0%

City of Milwaukee (Series W)
   (FSA Insured)
   5.25%    03/15/14               $575,000  $    615,859(h,n,o)
State of Wisconsin (Series A)
   6.60%    07/01/11                525,000       584,787(m)
Wisconsin State Health &
   Educational Facilities Authority
   5.50%    08/15/14                500,000       536,365
                                                1,737,011

TOTAL INVESTMENT IN SECURITIES
   (COST $27,787,898)                          28,298,419


                                     NUMBER
                                  OF SHARES         VALUE
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 5.0%
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 5.0%

GEI Short Term Investment Fund
   4.87%                          1,460,338     1,460,338(d,l)
   (COST $1,460,338)


TOTAL INVESTMENTS
   (COST $29,248,236)                          29,758,757


LIABILITIES IN EXCESS OF OTHER
   ASSETS, NET -- (2.6)%                         (751,814)
                                              -----------


NET ASSETS -- 100.0%                          $29,006,943
                                              ==========


See Notes to Schedules of Investments on page 90 and Notes to Financial Statements on page 120.

GE Fixed Income Fund                                                         Q&A

THE GE FIXED INCOME FUND IS MANAGED BY A TEAM OF PORTFOLIO MANAGERS THAT INCLUDES ALFREDO CHANG, PAUL M. COLONNA, MARK DELANEY, ERIC H. GOULD, WILLIAM M. HEALEY AND VITA MARIE PIKE. THE TEAM IS LEAD BY MR. COLONNA WHO IS VESTED WITH OVERSIGHT AUTHORITY BUT DOES NOT POSSESS THE POWER TO VETO THE INVESTMENT DECISIONS OF HIS CO-MANAGERS. EACH PORTFOLIO MANAGER IS ASSIGNED A CLASS OF ASSETS, THE SIZE OF WHICH ARE DETERMINED BY TEAM CONSENSUS AND ADJUSTED ON A MONTHLY BASIS, IF NECESSARY. ALTHOUGH EACH PORTFOLIO MANAGER MANAGES HIS OR HER ASSET CLASS INDEPENDENT OF THE OTHER TEAM MEMBERS, THE TEAM IS HIGHLY COLLABORATIVE AND COMMUNICATIVE. SEE PORTFOLIO MANAGERS' BIOGRAPHICAL INFORMATION BEGINNING ON PAGE 138.

Q. HOW DID THE GE FIXED INCOME FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2006?

A. For the six-month period ended March 31, 2006, the GE Fixed Income Fund returned 0.16% for Class A shares, -0.22% for Class B shares, -0.30% for Class C shares, and 0.37% for Class Y shares. The Lehman Brothers Aggregate Index, the Fund's benchmark, returned -0.06% and the Fund's Lipper peer group of 479 Intermediate Investment Grade Debt Funds returned an average of -0.14% for the same period.

Q. REVIEW WHAT HAPPENED IN THE FIXED INCOME MARKET OVER THE SIX-MONTH PERIOD ENDED MARCH 31, 2006?

A. The US Treasury yield curve continued in what bond investors call a "bear flattening" trend over the course of the last two quarters, "bear" referring to an increase in rates and "flattening" referring to the yield spread between short and long rates narrowing. The Federal Reserve raised its target for Fed funds four times in 25 basis point increments to 4.75%, thrice under chairman Alan Greenspan who departed on January 31st after 18+ years at the helm, and once under the new leadership of Dr. Benjamin Bernanke. The fixed income markets took the four moves in stride as all were expected. In reaction to Fed action, the yields on 3-month treasury bills and 2-year treasury notes rose 106 and 65 basis points to 4.6% and 4.82% respectively, reflecting investor sentiment favoring further rate hikes. Long-term yields were little changed at the end of 2005 from the start of the fourth quarter as economic growth cooled, inflation stayed moderate and foreign demand was healthy. First quarter growth appeared to have rebounded nicely and inflation pressures remained present, which had increased expectations for further rate hikes. Subsequently, yields on 10-year notes and 30-year bonds moved higher, finishing March at 4.85% and 4.89%, up 52 and 32 basis points respectively for the last six months.

    In absolute terms, high yield and emerging market debt were the best performing sectors, both returning in excess of 3% for the six months, supported by positive fundamentals and technicals. US high-grade credit and treasury sectors performed worst posting negative returns of -0.7 and -0.5% respectively. In general, within high-grade securities, BBB and A rated issues underperformed AA and AAA securities.

Q.  WHAT WERE THE PRIMARY DRIVERS OF FUND PERFORMANCE?

A. The key drivers to portfolio performance over the last six months were the allocation to high yield and emerging market debt sectors. These sectors both returned over 3% for the period compared to negative returns for the benchmark. Also contributing positively to relative return was yield curve positioning within the portfolio to take advantage of a flattening yield curve. This strategy proved correct particularly during the last three months of 2005 as the yield difference between the 2-year and 10-year notes narrowed 17 basis points.

[PHOTO OMITTED]

PICTURED TO THE RIGHT:
PAUL M. COLONNA

GE Fixed Income Fund

                                              Understanding Your Fund's Expenses


As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses including sales charges on purchase payments, reinvested dividends (or other distributions), and redemption fees directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, distribution fees, professional fees, and administrative fees. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended March 31, 2006.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number given for your class under the heading "Expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.


OCTOBER 1, 2005 - MARCH 31, 2006
------------------------------------------------------------------------------------------------------------------------------------
                               ACCOUNT VALUE AT THE               ACCOUNT VALUE AT THE                  EXPENSES PAID
                            BEGINNING OF THE PERIOD ($)           END OF THE PERIOD ($)            DURING THE PERIOD ($)*
------------------------------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN**
------------------------------------------------------------------------------------------------------------------------------------
     Class A                         1,000.00                           1,001.58                             3.94
     Class B                         1,000.00                             997.82                             7.68
     Class C                         1,000.00                             997.04                             7.68
     Class Y                         1,000.00                           1,003.66                             2.70
------------------------------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (2.5% FOR THE PERIOD)
------------------------------------------------------------------------------------------------------------------------------------
     Class A                         1,000.00                           1,020.78                             3.97
     Class B                         1,000.00                           1,017.11                             7.74
     Class C                         1,000.00                           1,017.11                             7.74
     Class Y                         1,000.00                           1,021.99                             2.72
------------------------------------------------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.79% FOR CLASS A, 1.54% FOR CLASS B, 1.54% FOR CLASS C, AND 0.54% FOR CLASS Y, (FROM PERIOD OCTOBER 1, 2005 - MARCH 31, 2006), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/365 (TO REFLECT THE SIX-MONTH PERIOD).

** ACTUAL FUND RETURNS FOR SIX-MONTH PERIOD ENDED MARCH 31, 2006 WERE AS
   FOLLOWS: 0.16% FOR CLASS A SHARES, (0.22)% FOR CLASS B SHARES, (0.30)% FOR CLASS C SHARES, AND 0.37% FOR CLASS Y SHARES.

GE Fixed Income Fund

QUALITY RATINGS
AS OF MARCH 31, 2006
as a % of Market Value
-------------------------------------------
Moody's/S&P/            Percentage of
Fitch Rating *          Market Value
-------------------------------------------
Aaa/AAA                    77.28%
Aa/AA                       2.59%
A/A                         6.41%
Baa/BBB                     7.87%
Ba/BB and lower             5.85%
NR/Other**                  0.00%
-------------------------------------------
                          100.00%


INVESTMENT PROFILE

A mutual fund designed for investors who seek maximum income consistent with prudent investment management and the preservation of capital by investing at least 80% of its net assets in debt securities under normal market conditions. The Fund invests primarily in a variety of investment grade debt securities such as mortgage-backed securities, corporate bonds, U.S. Government securities, and money market instruments.

LIPPER PERFORMANCE
COMPARISON

Intermediate Investment Grade Debt
Peer Group

Based on average annual total returns for the periods ended 3/31/06

                SIX     ONE    FIVE     TEN
              MONTHS   YEAR    YEAR    YEAR
              ------   ----    ----    -----
Number of
Funds in
peer group:      479    471     320     1.45
------------------------------------------------
Peer group
average annual
total return:  -0.14%  1.86%   4.51%    5.55%
------------------------------------------------


 CHANGE IN VALUE OF A $10,000 INVESTMENT

CLASS A SHARES+

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]

                    GE FIXED INCOME                WITH LOAD                 LB AGGREGATE BOND INDEX
 03/31/96             10,000.00                    9,575.00                        10,000.00
 9/96                 10,210.93                    9,776.96                        10,242.90
 9/97                 11,175.48                   10,700.52                        11,237.96
 9/98                 12,299.44                   11,776.71                        12,531.45
 9/99                 12,151.87                   11,635.41                        12,485.59
 9/00                 12,873.21                   12,326.09                        13,358.40
 9/01                 14,432.84                   13,819.44                        15,088.70
 9/02                 15,532.94                   14,872.79                        16,385.79
 9/03                 16,243.96                   15,553.59                        17,272.22
 9/04                 16,729.35                   16,018.35                        17,907.50
 9/05                 17,080.68                   16,354.75                        18,408.03
 3/06                 17,107.57                   16,380.50                        18,397.76

AVERAGE ANNUAL TOTAL RETURN FOR THE
PERIODS ENDED MARCH 31, 2006

                                                    ENDING
                                                  VALUE OF A
                   SIX      ONE   FIVE    TEN      $10,000
                  MONTHS   YEAR   YEAR    YEAR   INVESTMENT (A)
                  ------   ----   ----    ----  ---------------
GE Fixed Income    0.16%   2.26%  4.40%   5.52%    $17,108
GE Fixed Income
  W/LOAD          -4.10%  -2.08%  3.50%   5.06%    $16,380
  MAXIMUM LOAD
   OF 4.25%
LB Aggregate      -0.06%   2.26%  5.11%   6.29%    $18,398

CLASS B SHARES

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]

                    GE FIXED INCOME         LB AGGREGATE BOND INDEX
 03/31/96             10,000.00                   10,000.00
 9/96                 10,181.47                   10,242.90
 9/97                 11,061.57                   11,237.96
 9/98                 12,083.56                   12,531.45
 9/99                 11,860.26                   12,485.59
 9/00                 12,470.74                   13,358.40
 9/01                 13,875.42                   15,088.70
 9/02                 14,877.73                   16,385.79
 9/03                 15,558.76                   17,272.22
 9/04                 16,023.67                   17,907.50
 9/05                 16,360.19                   18,408.03
 3/06                 16,385.94                   18,397.76

AVERAGE ANNUAL TOTAL RETURN FOR THE
PERIODS ENDED MARCH 31, 2006

                                                    ENDING
                                                  VALUE OF A
                   SIX      ONE   FIVE    TEN      $10,000
                  MONTHS   YEAR   YEAR    YEAR   INVESTMENT (A)
                  ------   ----   ----    ----  ---------------
GE Fixed Income   -0.22%  1.50%  3.62%   5.06%     $16,386
LB Aggregate      -0.06%  2.26%  5.11%   6.29%     $18,398

CLASS C SHARES

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]

                    GE FIXED INCOME         LB AGGREGATE BOND INDEX
 09/30/99             10,000.00                   10,000.00
 3/00                 10,126.79                   10,208.16
 9/00                 10,514.93                   10,699.05
 3/01                 11,214.34                   11,487.32
 9/01                 11,700.73                   12,084.89
 3/02                 11,610.47                   12,101.67
 9/02                 12,498.80                   13,123.76
 3/03                 12,783.53                   13,515.85
 9/03                 12,971.71                   13,833.73
 3/04                 13,284.87                   14,246.39
 9/04                 13,259.54                   14,342.54
 3/05                 13,210.39                   14,409.93
 9/05                 13,448.61                   14,743.42
 3/06                 13,408.80                   14,735.19

AVERAGE ANNUAL TOTAL RETURN FOR THE
PERIODS ENDED MARCH 31, 2006

                                                    ENDING
                                                  VALUE OF A
                   SIX      ONE   FIVE    TEN      $10,000
                  MONTHS   YEAR   YEAR    YEAR   INVESTMENT (A)
                  ------   ----   ----    ----  ---------------
GE Fixed Income   -0.30%  1.50%  3.64%    4.62%    $13,409
LB Aggregate      -0.06%  2.26%  5.11%    6.15%    $14,735


CLASS Y SHARES

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]

                    GE FIXED INCOME         LB AGGREGATE BOND INDEX
 03/31/96             10,000.00                   10,000.00
 9/96                 10,224.18                   10,242.90
 9/97                 11,219.62                   11,237.96
 9/98                 12,379.00                   12,531.45
 9/99                 12,270.74                   12,485.59
 9/00                 13,020.61                   13,358.40
 9/01                 14,647.08                   15,088.70
 9/02                 15,790.80                   16,385.79
 9/03                 16,554.94                   17,272.22
 9/04                 17,092.13                   17,907.50
 9/05                 17,494.67                   18,408.03
 3/06                 17,558.80                   18,397.76

AVERAGE ANNUAL TOTAL RETURN FOR THE
PERIODS ENDED MARCH 31, 2006

                                                    ENDING
                                                  VALUE OF A
                   SIX      ONE   FIVE    TEN      $10,000
                  MONTHS   YEAR   YEAR    YEAR   INVESTMENT (A)
                  ------   ----   ----    ----  ---------------
GE Fixed Income   0.37%    2.60% 4.68%    5.79%     $17,559
LB Aggregate      -0.06%   2.26% 5.11%    6.29%     $18,398

AN INVESTMENT IN THE GE FIXED INCOME FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


* MOODY'S INVESTORS SERVICES INC., STANDARD & POOR'S AND FITCH ARE NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATIONS.

** LESS THAN 0.01%

SEE NOTES TO PERFORMANCE BEGINNING ON PAGE 88 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GE FIXED INCOME FUND
Schedule of Investments

                                                      March 31, 2006 (unaudited)

GE FIXED INCOME FUND

PORTFOLIO COMPOSITION AS A % OF THE MARKET VALUE OF $205,828
(IN THOUSANDS) AS OF MARCH 31, 2006

[PIE CHART OMITTED, PLOT POINTS FOLLOWS]

MORTGAGE BACKED 31.1%
ASSET BACKED & OTHERS  24.3%
U.S.TREASURIES 22.4%
CORPORATE NOTES 21.3%
FEDERAL AGENCIES 0.9%


                                  PRINCIPAL
                                     AMOUNT         VALUE

BONDS AND NOTES -- 96.9%+
--------------------------------------------------------------------------------

U.S. TREASURIES -- 29.4%

U.S. Treasury Bonds
   4.50%    02/15/36           $  1,709,000 $   1,603,247(j)
   7.13%    02/15/23              2,581,000     3,174,372
   8.13%    08/15/19 - 08/15/21   1,437,000     1,866,869(j)
U.S. Treasury Notes
   4.13%    08/15/08                167,000       164,622(j)
   4.25%    01/15/11                905,000       882,592(j)
   4.38%    01/31/08 - 11/15/08   6,064,000     6,009,054(j)
   4.50%    02/15/09 - 02/15/16  28,619,000    28,003,117(j)
   4.63%    02/29/08              4,387,000     4,369,364(j)
                                               46,073,237

FEDERAL AGENCIES -- 1.2%

Federal Farm Credit Bank
   3.75%    01/15/09                869,000       838,942(h)
Federal Home Loan
   Mortgage Corp.
   4.75%    12/08/10              1,097,000     1,075,599(h)
                                                1,914,541

AGENCY MORTGAGE BACKED -- 18.9%

Federal Home Loan
   Mortgage Corp.
   4.50%    06/01/33 - 10/01/35     762,489       703,418
   5.00%    07/01/35 - 10/01/35     679,820       646,932
   5.50%    05/01/20                105,744       105,059
   6.00%    04/01/17 - 05/01/35   1,315,997     1,322,120
   6.50%    01/01/27 - 12/01/34     752,484       767,620


                                  PRINCIPAL
                                     AMOUNT         VALUE
   7.00%    10/01/16 - 02/01/35 $   222,497  $    229,283
   7.50%    01/01/08 - 09/01/33     115,973       119,771
   8.00%    11/01/30                 23,358        24,917
   8.50%    04/01/30 - 05/01/30      55,431        59,687
   9.00%    12/01/16                 18,567        19,977
   9.50%    04/01/21                  1,543         1,682(h)
Federal National Mortgage Assoc.
   4.00%    05/01/19 - 06/01/19     413,759       387,463
   4.50%    05/01/18 - 02/01/35   3,558,917     3,358,258
   5.00%    06/01/20 - 08/01/35   1,425,526     1,368,328
   5.50%    03/01/14 - 07/01/35   1,988,882     1,963,645
   6.00%    09/01/14 - 07/01/35   3,120,556     3,131,059
   6.50%    08/01/17 - 02/01/35   3,876,336     3,954,109
   7.00%    08/01/13 - 05/01/35   1,255,184     1,293,425
   7.50%    12/01/09 - 03/01/34     453,403       472,536
   8.00%    12/01/12 - 11/01/33     214,067       228,298
   8.50%    05/01/31                 10,119        10,949
   9.00%    06/01/09 - 12/01/22     166,627       174,624
   5.00%    TBA                   4,225,000     4,118,057(c)
   5.50%    TBA                     665,000       648,999(c)
   6.00%    TBA                   2,175,000     2,174,321(c)
Government National
   Mortgage Assoc.
   4.50%    08/15/33 - 09/15/34     823,493       775,021(h)
   6.00%    04/15/27 - 06/15/35     387,092       391,651
   6.50%    04/15/19 - 08/15/34     612,179       634,154
   7.00%    03/15/12 - 06/15/34     145,608       150,234
   7.50%    01/15/23 - 10/15/33     121,443       127,395
   8.00%    12/15/29 - 02/15/30       3,562         3,820
   9.00%    11/15/16 - 12/15/21     113,436       124,047
                                               29,490,859

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 6.6%
Collateralized Mortgage
   Obligation Trust (Class B)
   6.60%    11/01/18                  7,610         6,271(d,f,h)
Federal Home Loan
   Mortgage Corp.
   1.90%    10/15/18                593,279        30,362(g,h,i)
   2.40%    12/15/30              1,475,980        76,566(g,h,i)
   3.74%    10/15/33                246,160       174,860(i)
   4.50%    04/15/13 - 03/15/19   1,221,338       120,629(g)
   4.50%    05/15/17 - 11/15/19     434,400       402,664
   4.61%    12/15/33                148,420       113,679(i)
   5.00%    01/15/11 - 12/01/34   5,861,882       962,612(g,h)
   5.00%    05/15/20 - 02/15/35   3,315,920     3,035,657(h)
   5.50%    04/15/17 - 06/15/33     699,440       131,147(g)
   5.50%    10/15/34                325,654       324,072
   6.14%    06/15/33                450,969       417,358(i)
   7.50%    01/15/16                 62,964        65,203
   7.50%    07/15/27                  5,510         1,230(g)
   8.00%    04/15/20                  2,654         2,650
   8.00%    02/01/23 - 07/01/24      15,377         3,614(g)
   10.09%   09/25/43              2,390,667        31,163(d,g,i)
Federal Home Loan
   Mortgage STRIPS
   6.07%    08/01/27                  3,461         2,798(d,f)

See Notes to Schedules of Investments on page 90 and Notes to Financial Statements on page 120.

GE FIXED INCOME FUND
Schedule of Investments

                                                      March 31, 2006 (unaudited)


                                  PRINCIPAL
                                     AMOUNT         VALUE
Federal National Mortgage Assoc.
   1.17%    12/25/42           $    601,911    $   14,578(g,i)
   2.18%    10/25/29                534,640        27,644(g,i)
   2.28%    12/25/30                670,770        30,745(g,h,i)
   2.78%    09/25/42              1,444,035       119,133(g,i)
   2.83%    04/25/17 - 10/25/17   1,169,324        74,402(g,h,i)
   2.88%    08/25/16                359,990        18,145(g,i)
   3.28%    06/25/42                489,816        34,802(g,i)
   4.00%    02/25/28                 40,865        39,883
   4.50%    05/25/18                212,658        22,728(g,h)
   4.50%    12/25/19                162,900       146,320 (h)
   4.56%    09/25/31                355,780       318,676(h,i)
   4.75%    11/25/14                131,765        10,032 (g)
   5.00%    02/25/11 - 02/25/32     333,398        30,580(g,h)
   5.00%    03/25/35                217,200       196,584 (h)
   5.50%    01/25/27                326,270        39,774(g,h)
   5.50%    07/25/34 - 02/25/35     671,246       667,297(h)
   5.75%    02/25/35                325,800       326,054 (h)
   6.00%    12/25/34                235,300       234,602 (h)
   6.50%    12/25/34                155,073       157,690 (h)
   8.00%    07/25/14                205,127       209,492
Federal National Mortgage
   Assoc. (Class 1)
   4.69%    11/01/34                921,067       670,672(d,f)
Federal National Mortgage
   Assoc. (Class S)
   2.28%    02/25/31                535,685        24,163(g,i)
Federal National Mortgage
   Assoc. REMIC
   4.50%    11/25/13                564,100        25,610(g,h)
   5.00%    10/25/22                206,816        34,010(g,h)
   5.50%    08/25/33                748,838       174,530(g,h)
   6.01%    03/25/31                527,879       505,209(h,i)
Federal National Mortgage
   Assoc. REMIC (Class B)
   5.92%    12/25/22                  5,422         4,368(d,f)
Federal National Mortgage
   Assoc. REMIC (Class J)
   1080.91% 03/25/22                     16           263 (g)
Federal National Mortgage
   Assoc. REMIC (Class K)
   1008.00% 05/25/22                     25           797 (g)
Federal National Mortgage
   Assoc. STRIPS (Class 2)
   7.50%    11/01/23                 54,286        13,105(g)
   8.00%    08/01/23 - 07/01/24      32,047         7,375(g)
   8.50%    03/01/17 - 07/25/22      17,476         4,080(g)
   9.00%    05/25/22                  5,485         1,522(g)
Government National
   Mortgage Assoc.
   5.00%    02/16/34                242,540       221,484(h)
Vendee Mortgage Trust
   21.54%   05/15/33              1,609,001        42,236(d,g,h,i)
                                               10,351,120

                                  PRINCIPAL
                                     AMOUNT         VALUE

ASSET BACKED -- 2.8%

Accredited Mortgage Loan
   Trust (Class A)
   5.12%    07/25/34               $388,729   $   389,655(h,i)
Bank One Issuance Trust
   3.59%    05/17/10                 83,260        81,422
Bear Stearns Asset Backed
   Securities Inc. (Class A)
   5.19%    01/25/34                 80,324        80,507(h,i)
BMW Vehicle Owner
   Trust (Class B)
   2.93%    03/25/09                182,000       180,644
Capital One Master Trust (Class C)
   6.70%    06/15/11                274,000       281,450(b,h)
Capital One Prime Auto
   Receivables Trust (Class A)
   4.83%    09/17/07                 15,034        15,035 (i)
Carmax Auto Owner Trust
   4.35%    03/15/10                173,000       169,711
Chase Funding Mortgage Loan
   Asset-Backed Certificates
   5.07%    03/25/32                 73,919        74,026(h,i)
   5.75%    05/25/32                 45,000        43,393 (h)
Citibank Credit Card
   Issuance Trust
   4.45%    04/07/10                229,000       224,608
CNH Equipment Trust (Class A)
   4.91%    12/15/10                724,000       725,285(b,h,i)
Countrywide Asset-Backed
   Certificates (Class A)
   5.09%    05/25/36                283,948       284,313(h,i)
   5.10%    08/25/32                 45,724        45,728(h,i)
First Franklin Mtg Loan Asset
   Backed Certificates
   5.10%    01/25/35                345,444       345,993(h,i)
Honda Auto Receivables Owner
   Trust (Class A)
   4.15%    10/15/10                190,412       186,160
Household Automotive
   Trust (Class A)
   5.05%    07/17/09                191,212       191,308(i)
Mid-State Trust
   7.54%    07/01/35                 17,463        17,992(h)
Peco Energy Transition Trust
   6.52%    12/31/10                181,000       189,373(h)
Residential Asset Mortgage
   Products, Inc.
   5.06%    03/25/34                 62,250        62,304(h,i)
Residential Asset Securities Corp.
   5.07%    07/25/32                 28,722        28,743(h,i)
Residential Asset Securities
   Corp. (Class A)
   4.16%    07/25/30                153,488       151,307(h,i)
   5.11%    06/25/33                124,810       124,936(h,i)
   5.19%    01/25/33                 80,288        80,414(h,i)


See Notes to Schedules of Investments on page 90 and Notes to Financial Statements on page 120.

GE FIXED INCOME FUND
Schedule of Investments

                                                      March 31, 2006 (unaudited)


                                  PRINCIPAL
                                     AMOUNT         VALUE
Volkswagen Auto Lease
   Trust (Class A)
   3.94%    10/20/10               $116,000   $   113,881
Wachovia Asset Securitization Inc.
   (Class A)
   5.04%    06/25/34                189,314       189,439(h,i)
Wells Fargo Home Equity Trust
   3.97%    09/25/24                100,000        97,637(h,i)
                                                4,375,264

CORPORATE NOTES -- 26.2%

Abbey National PLC
   7.95%    10/26/29                235,000       286,485(h)
   AES Corp.
   8.75%    06/15/08                373,000       388,853(h)
AIG SunAmerica Global
   Financing VII
   5.85%    08/01/08                310,000       313,332(b,h)
Air Jamaica Ltd.
   9.38%    07/08/15                380,000       391,400(b,h)
Allegiance Corp.
   7.00%    10/15/26                145,000       152,811(h)
Allied Waste North America
   7.25%    03/15/15                471,000       480,420(h)
Allstate Life Global Funding Trusts
   3.85%    01/25/08                221,000       215,337(h)
Alltel Corp.
   4.66%    05/17/07                293,200       291,236(h)
Altria Group, Inc.
   7.20%    02/01/07                116,000       117,168
American Electric Power
   Company, Inc.
   4.71%    08/16/07                195,500       193,615(h,k)
American Electric Power
   Company, Inc. (Series D)
   5.25%    06/01/15                181,000       173,324(h)
American General Corp.
   7.50%    08/11/10                123,000       131,998(h)
Appalachian Power Co. (Series G)
   3.60%    05/15/08                119,000       114,669(h)
Appalachian Power Co. (Series K)
   5.00%    06/01/17                145,000       133,831(h)
Archer-Daniels-Midland Company
   7.00%    02/01/31                145,000       161,903(h)
Assurant, Inc.
   6.75%    02/15/34                217,000       225,260(h)
AT&T, Inc.
   4.13%    09/15/09                290,000       277,298
   5.63%    06/15/16                340,000       330,512
   5.88%    08/15/12                145,000       145,767
BAC CAP TRUST V
   5.63%    03/08/35                224,000       207,524(h)
Banco BMG S.A.
   9.15%    01/15/16                205,000       210,125(b,h)
Banco Mercantil del Norte S.A.
   5.88%    02/17/14                290,000       290,000(b,h,i)
Banco Santander Chile
   5.38%    12/09/14                199,000       191,939(b,h)


                                  PRINCIPAL
                                     AMOUNT         VALUE

   8.88%    11/01/10               $116,000  $    125,860
   8.88%    11/01/10                152,000       164,160(b,h)
BellSouth Corp.
   6.55%    06/15/34                224,000       223,595(h)
BNP US Funding LLC (Series A)
   7.74%    12/31/49                156,000       161,264(b,h,i)
BNSF Funding Trust I
   6.61%    12/15/55                174,000       170,558(h,i)
Boyd Gaming Corp.
   7.13%    02/01/16                210,000       212,888(h)
British Aerospace Finance, Inc.
   7.50%    07/01/27                167,000       186,022(b,h)
Burlington Northern Santa Fe Corp.
   8.13%    04/15/20                355,000       430,410(h)
Campbell Soup Co.
   5.50%    03/15/07                163,000       163,107(h)
Capital One Bank
   6.50%    06/13/13                 76,000        78,937(h)
Capital One Financial Corp.
   8.75%    02/01/07                217,000       222,808(h)
Carolina Power & Light Co.
   5.15%    04/01/15                101,000        97,120(h)
   5.70%    04/01/35                 58,000        54,474(h)
   6.13%    09/15/33                239,000       238,768(h)
Chesapeake Energy Corp.
   7.75%    01/15/15                413,000       431,585(h)
Clear Channel
   Communications, Inc.
   4.63%    01/15/08                261,000       256,179(h)
Comcast Cable Communications
   Holdings, Inc.
   9.46%    11/15/22                123,000       154,444(h)
Consolidated Natural Gas Co.
   5.38%    11/01/06                304,000       303,951(h)
Consumers Energy Co.
   5.15%    02/15/17                152,000       141,169(h)
   5.80%    09/15/35                145,000       134,211(h)
Corp Interamericana de
   Entretenimiento S.A.
   8.88%    06/14/15                192,000       190,080(b,h)
Cosan S.A. Industria e Comercio
   8.25%    02/28/49                250,000       241,250(b,h)
Countrywide Home Loans, Inc.
   5.63%    05/15/07                138,000       138,331(h)
COX Communications, Inc.
   5.45%    12/15/14                239,000       226,392(h)
Crown Americas LLC and Crown
   Americas Capital Corp.
   7.75%    11/15/15                550,000       570,625(b,h)
CSX Transportation, Inc.
   9.75%    06/15/20                 82,000       109,183(h)
DaimlerChrysler NA Holding Corp.
   4.05%    06/04/08                145,000       140,443(h)
   4.75%    01/15/08                145,000       142,881(h)
   5.88%    03/15/11                290,000       289,015(h)
DBS Bank Ltd.
   5.00%    11/15/19                282,000       265,183(b,h,i)



See Notes to Schedules of Investments on page 90 and Notes to Financial Statements on page 120.

GE FIXED INCOME FUND
Schedule of Investments

                                                      March 31, 2006 (unaudited)



                                  PRINCIPAL
                                     AMOUNT         VALUE
Desarrolladora Homex S.A. de C.V.
   7.50%    09/28/15               $152,000   $   147,440(h)
Detroit Edison Co. (Series B)
   5.45%    02/15/35                239,000       214,973(h)
Deutsche Bank Capital
   Funding Trust VII
   5.63%    01/19/49                 94,000        90,131(b,h,i)
DirecTV Holdings LLC
   6.38%    06/15/15                434,000       428,575(h)
Dominion Resources Inc. (Series B)
   4.13%    02/15/08                387,000       377,531(h)
Dominion Resources Inc. (Series G)
   3.66%    11/15/06                242,550       240,032(h,k)
Dominion Resources, Inc.
   5.69%    05/15/08                213,600       213,979(h,k)
Duke Capital LLC
   4.30%    05/18/06                170,150       170,046(h)
   4.33%    11/16/06                296,850       295,174(h)
   5.67%    08/15/14                156,000       153,794(h)
   8.00%    10/01/19                 72,000        83,713(h)
Echostar DBS Corp.
   5.75%    10/01/08                214,000       211,860(h)
   7.13%    02/01/16                409,000       402,354(b,h)
El Paso Electric Co.
   6.00%    05/15/35                217,000       202,795(h)
Enterprise Products Operating LP
   4.00%    10/15/07                500,000       489,151(h)
EOP Operating LP
   7.00%    07/15/11                290,000       304,892(h)
EOP Operating LP (REIT)
   7.75%    11/15/07                333,000       344,209(h)
FirstEnergy Corp. (Series B)
   6.45%    11/15/11                235,000       243,163(h)
FPL Group Capital, Inc. (Series B)
   5.55%    02/16/08                289,600       290,111(h)
General Mills, Inc.
   3.88%    11/30/07                214,000       208,876(h)
Georgia Power Co.
   4.88%    07/15/07                214,000       212,719(h)
Gerdau S.A.
   8.88%    12/31/49                200,000       210,000(b,h)
Goodrich Corp.
   7.10%    11/15/27                255,000       272,606(h)
Greater Bay Bancorp
   5.25%    03/31/08                235,000       233,384(h)
Grupo Televisa S.A.
   6.63%    03/18/25                300,000       295,911(h)
Grupo Transportacion Ferroviaria
   Mexicana S.A. de C.V.
   9.38%    05/01/12                165,000       181,500
GS Caltex Corp.
   5.50%    10/15/15                221,000       213,655(b,h)
GTE Corp.
   6.94%    04/15/28                376,000       378,816(h)
   7.51%    04/01/09                145,000       152,260(h)
Halliburton Co.
   8.75%    02/15/21                112,000       141,996(h)


                                  PRINCIPAL
                                     AMOUNT         VALUE
Hopson Development
   Holdings Ltd.
   8.13%    11/09/12               $260,000   $   268,450(b,h)
HSBC Bank USA NA
   3.88%    09/15/09                670,000       638,689(h)
HSBC Capital Funding LP
   4.61%    12/29/49                297,000       272,722(b,h,i)
HSBC Capital Funding LP (Series 1)
   9.55%    12/31/49                257,000       293,435(b,h,i)
HSBC Finance Corp.
   6.50%    11/15/08                322,000       330,990(h)
IBM Canada Credit
   Services Company
   3.75%    11/30/07                123,000       119,775(b,h)
ILFC E-Capital Trust I
   5.90%    12/21/65                464,000       450,320(b,h,i)
ING Capital Funding TR III
   8.44%    12/29/49                 72,000        80,047(h,i)
ING Groep N.V.
   5.78%    12/29/49                145,000       140,720(i)
International Business
   Machines Corp.
   3.80%    02/01/08                145,000       141,522
iStar Financial, Inc.
   4.88%    01/15/09                 72,000        70,661(h)
   7.00%    03/15/08                210,000       215,333(h)
Kansas Gas & Electric
   5.65%    03/29/21                127,000       122,678
Kimco Realty Corp. (REIT)
   4.82%    06/01/14                145,000       135,725
Kinder Morgan Energy Partners LP
   5.13%    11/15/14                185,000       175,129
Kinder Morgan, Inc.
   6.50%    09/01/12                167,000       172,699
Kraft Foods, Inc.
   5.25%    06/01/07                134,000       133,697
L-3 Communications Corp.
   6.38%    10/15/15                310,000       305,350
Laboratory Corp of
   America Holdings
   5.63%    12/15/15                145,000       141,620
Loma Negra Compania
   Industrial Agrentina S.A.
   7.25%    03/15/13                116,000       114,260(b)
Lyondell Chemical Co. (Series A)
   9.63%    05/01/07                376,000       388,220
MacDermid, Inc.
   9.13%    07/15/11                561,000       591,855
Marsh & McLennan
   Companies, Inc.
   5.15%    09/15/10                218,000       213,466
Meritage Homes Corp.
   6.25%    03/15/15                648,000       573,480(h)
MGM Mirage
   5.88%    02/27/14                670,000       631,475(h)
Midamerican Energy Holdings Co.
   3.50%    05/15/08                253,000       243,249
   6.13%    04/01/36                135,000       132,665(b)

See Notes to Schedules of Investments on page 90 and Notes to Financial Statements on page 120.

GE FIXED INCOME FUND
Schedule of Investments

                                                      March 31, 2006 (unaudited)


                                  PRINCIPAL
                                     AMOUNT         VALUE
Mohegan Tribal Gaming Authority
   8.00%    04/01/12               $369,000   $   386,528
Motorola, Inc.
   4.61%    11/16/07                275,100       272,018
MUFG Capital Finance 1 Ltd.
   6.35%    07/29/49                145,000       144,175(i)
National Power Corp.
   9.02%    08/23/11                141,000       155,324(b,i)
NB Capital Trust IV
   8.25%    04/15/27                159,000       168,729(h)
Nelnet, Inc.
   5.13%    06/01/10                264,000       254,311
New Cingular Wireless Services Inc.
   8.75%    03/01/31                268,000       339,013(h)
News America, Inc.
   7.25%    05/18/18                134,000       144,633
Nextel Communications Inc.
   (Series E)
   6.88%    10/31/13                366,000       379,996
Nordea Bank AB
   5.42%    12/29/49                190,000       181,394(b,i)
Norfolk Southern Railway Co.
   9.75%    06/15/20                146,000       195,903
Northeast Utilities (Series B)
   3.30%    06/01/08                170,000       162,072
Northrop Grumman Corp.
   4.08%    11/16/06                228,100       226,470
NorthWestern Corp.
   5.88%    11/01/14                148,000       145,775
Ocean Energy, Inc.
   4.38%    10/01/07                 69,000        67,901
Ohio Power Co. (Series E)
   6.60%    02/15/33                 69,000        71,813
Owens Brockway Glass
   Container Inc.
   6.75%    12/01/14                195,000       190,613
Pacific Gas & Electric Co.
   6.05%    03/01/34                116,000       113,498
PanAmSat Corp.
   9.00%    08/15/14                431,000       453,628
Pemex Finance Ltd.
   9.03%    02/15/11                188,000       202,604
   9.69%    08/15/09                532,000       567,745(h)
Pemex Project Funding
   Master Trust
   6.13%    08/15/08                275,000       277,497
   7.38%    12/15/14                170,000       181,677(j)
Pepco Holdings, Inc.
   5.45%    06/01/10                290,000       289,668(i)
   5.50%    08/15/07                264,000       264,135
Potomac Edison Company
   5.35%    11/15/14                112,000       109,117(h)
Procter & Gamble - Esop (Series A)
   9.36%    01/01/21                155,000       192,052
Puget Energy, Inc.
   3.36%    06/01/08                163,000       156,140
   5.48%    06/01/35                145,000       131,891


                                  PRINCIPAL
                                     AMOUNT         VALUE
Quest Diagnostics Inc.
   6.75%    07/12/06            $   145,000   $   145,519
Qwest Corp.
   7.63%    06/15/15                543,000       581,010
Rabobank Capital Funding II
   5.26%    12/31/49                337,000       323,919(b,i)
Rabobank Capital Funding Trust
   5.25%    12/29/49                215,000       203,200(b,i)
RBS Capital Trust I
   4.71%    12/29/49                145,000       134,167(i)
   5.51%    09/29/49                232,000       223,605(i)
Reckson Operating
   Partnership LP (REIT)
   5.88%    08/15/14                 47,000        46,402
Residential Capital Corp.
   6.13%    11/21/08                572,000       572,269
Rogers Cable Inc.
   5.50%    03/15/14                344,000       325,940
Simon Property Group LP (REIT)
   4.60%    06/15/10                148,000       142,714
   4.88%    08/15/10                264,000       256,509
Sprint Capital Corp.
   6.00%    01/15/07                362,000       363,718(h)
   8.75%    03/15/32                525,000       655,560(h)
Standard Chartered Bank
   Hong Kong Ltd.
   4.38%    12/03/14                140,000       134,337(i)
Stewart Enterprises, Inc.
   7.75%    02/15/13                467,000       448,320(b,h)
Telefonos de Mexico S.A. de C.V.
   4.50%    11/19/08                145,000       140,994
   8.75%    01/31/16              2,700,000       238,399
TELUS Corp.
   7.50%    06/01/07                271,000       277,164
Tesoro Corp.
   6.25%    11/01/12                109,000       107,093(b)
The Kroger Company
   6.80%    12/15/18                141,000       146,419
Thomson Corp.
   5.50%    08/15/35                145,000       130,386
Time Warner Entertainment Co. LP
   8.38%    07/15/33                206,000       237,358
Time Warner, Inc.
   6.88%    05/01/12                 54,000        56,590(h)
TXU Electric Delivery Co.
   5.00%    09/01/07                148,000       147,012
   6.38%    05/01/12                134,000       137,734
Tyson Foods, Inc.
   7.25%    10/01/06                  9,000         9,078
United Overseas Bank Ltd.
   4.50%    07/02/13                385,000       357,372(b)
United Utilities PLC
   6.45%    04/01/08                163,000       165,910
Valero Energy Corp.
   3.50%    04/01/09                235,000       222,200
Verizon
   6.50%    09/15/11                159,000       161,656



See Notes to Schedules of Investments on page 90 and Notes to Financial Statements on page 120.

GE FIXED INCOME FUND
Schedule of Investments

                                                      March 31, 2006 (unaudited)


                                  PRINCIPAL
                                     AMOUNT         VALUE
Verizon Pennsylvania Inc.
   8.75%    08/15/31            $   145,000  $    169,067(h)
Viacom, Inc.
   5.63%    05/01/07                 72,000        72,021
VTB Capital SA for Vneshtorgbank
   5.68%    09/21/07                290,000       291,173(b,i)
Wells Fargo & Co.
   5.25%    12/01/07                109,000       108,914
Westar Energy, Inc.
   5.15%    01/01/17                105,000        98,537
   7.13%    08/01/09                 80,000        82,230
Westfield Capital
   Corporation Limited
   4.38%    11/15/10                217,000       206,435(b)
Weyerhaeuser Co.
   6.13%    03/15/07                 49,000        49,327
Wisconsin Electric Power
   3.50%    12/01/07                192,000       186,233
                                               40,976,389

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 10.6%

Banc of America Funding Corp.
   5.39%    02/20/36                306,679       296,424(h,i)
   5.76%    03/20/36                112,192       110,088(h,i)
   5.89%    02/20/36                189,619       187,291(h,i)
Banc of America Mortgage
   Securities (Class B)
   5.33%    10/25/35                 75,024        70,288(h,i)
   5.40%    01/25/36                108,515       104,768(h,i)
   5.58%    02/25/36                 89,721        87,478(h,i)
Bank of America Alternative
   Loan Trust
   6.50%    07/25/35                183,638       184,896(h)
Bear Stearns Commercial
   Mortgage Securities
   5.58%    03/11/39                 93,396        93,652(h,i)
   6.02%    02/14/31                434,000       440,328(h)
CalSTRS Trust
   4.13%    11/20/12                433,000       425,022(b,h)
Countrywide Asset-Backed
   Certificates
   5.10%    07/25/35              1,448,000     1,448,408(h,i)
Countrywide Home Loan
   Mortgage Pass Through
   Trust (Class M)
   5.50%    12/25/35                104,531        99,047(h)
Credit Suisse Mortgage Capital
   Certificates (Class C)
   5.65%    02/25/36                 84,858        80,760(h,i)
Crusade Global Trust (Class A)
   5.12%    09/18/34                 75,441        75,610(h,i)
CS First Boston Mortgage
   Securities Corp.
   1.54%    03/15/35              4,720,107       210,545(b,h,i)
   5.33%    10/25/35                104,547        97,562(h,i)
   5.48%    07/15/37              3,501,000       102,630(b,d,h,i)
   6.13%    04/15/37                224,440       231,839(h)


                                  PRINCIPAL
                                     AMOUNT         VALUE
DLJ Commercial Mortgage Corp.
   6.24%    11/12/31            $   651,600   $   663,611(h)
First Union-Lehman Brothers-
   Bank of America
   6.56%    11/18/35                157,081       159,987(h)
GMAC Commercial Mortgage
   Securities, Inc.
   6.47%    04/15/34                129,596       134,786(h)
GMAC Commercial Mortgage
   Securities, Inc. (Class X)
   5.48%    12/10/41              5,915,533       150,294(d,h,i)
Greenwich Capital Commercial
   Funding Corp.
   5.12%    04/10/37                305,528       302,222(h)
Homeside Mortgage Securities
   Trust (Class A)
   4.79%    01/20/27                115,993       116,021(h,i)
Impac CMB Trust (Class A)
   5.08%    10/25/35              2,038,438     2,039,643(h,i)
Indymac INDA Mortgage
   Loan Trust
   5.16%    01/25/36                 71,976        66,004 (i)
Indymac INDA Mortgage
   Loan Trust (Class B)
   5.16%    01/25/36                 71,976        69,996(h,i)
Indymac Index Mortgage
   Loan Trust
   5.42%    06/25/35                177,134       169,523(h,i)
JP Morgan Mortgage Trust
   5.41%    11/25/35                358,777       350,539(i)
JPMorgan Chase Commercial
   Mortgage Securities Corp.
   1.16%    01/12/39              3,238,962       133,253(b,h,i)
   6.47%    11/15/35                215,752       225,577(h)
LB-UBS Commercial
   Mortgage Trust
   4.06%    09/15/27                503,180       485,143(h,i)
   4.51%    12/15/29                215,752       206,295 (h)
   4.53%    01/15/36              1,510,935       104,587(b,d,h)
   5.15%    03/15/34                714,141        12,106 (b,d,h,i)
   5.38%    01/18/12              4,557,103       144,597(d,h,i)
   6.06%    10/15/35              1,150,266        50,694(b,d,i)
   6.23%    03/15/26                165,796       169,499(h)
   7.27%    02/15/40              3,627,759        77,227(b,d,h,i)
   7.62%    03/15/36              3,863,382       110,670(b,d,h,i)
LB-UBS Commercial Mortgage
   Trust (Class A)
   6.13%    12/15/30                289,600       299,026(h)
   6.65%    11/15/27              1,629,724     1,715,993(h)
LB-UBS Commercial Mortgage
   Trust (Class B)
   6.65%    07/14/16                 66,000        69,412(b,h)
Master Alternative Loans Trust
   5.00%    08/25/18                212,695        28,448(g,h)
   6.50%    08/25/34 - 05/25/35     815,968       822,544(h)
Master Alternative Loans
   Trust (Class 3)
   6.50%    01/25/35                204,951       209,050(h)



See Notes to Schedules of Investments on page 90 and Notes to Financial Statements on page 120.

GE FIXED INCOME FUND
Schedule of Investments

                                                      March 31, 2006 (unaudited)


                                  PRINCIPAL
                                     AMOUNT         VALUE


MLCC Mortgage Investors, Inc.
   5.40%    02/25/36           $     94,118  $     87,707(i)
Morgan Stanley Capital I
   7.11%    04/15/33                511,868       536,325(h)
Morgan Stanley Dean
   Witter Capital I
   5.20%    04/15/34                634,035        13,728(b,d,h,i)
   5.28%    10/15/35              1,056,940        21,964(b,d,h,i)
   7.20%    10/15/33                 72,000        76,309(h)
Morgan Stanley Dean
   Witter Capital I (Class A)
   6.39%    10/15/35                398,200       415,654(h)
   6.54%    02/15/31                 65,081        66,617(h)
Morgan Stanley Dean
   Witter Capital I (Class X)
   1.46%    02/01/31                327,653        14,652(b,h,i)
Puma Finance Ltd. (Class A)
   4.75%    10/11/34                177,693       177,638(h,i)
   5.12%    03/25/34                285,658       285,915(h,i)
Residential Accredit Loans, Inc.
   6.00%    01/25/36                180,776       172,683
   6.06%    01/25/36                 99,971        99,397(i)
Residential Funding
   Mortgage Security I
   5.75%    01/25/36                199,728       189,289
Structured Asset Securities
   Corp. (Class X)
   2.05%    02/25/28                160,660         8,334(i)
Wachovia Bank Commercial
   Mortgage Trust
   5.51%    03/15/45                 72,000        72,079
Wells Fargo Mortgage Backed
   Securities Trust
   5.00%    11/25/20                293,447       285,074
   5.39%    08/25/35                264,439       241,014(i)
   5.50%    01/25/36 - 03/25/36     413,588       389,079
                                               16,586,841

SOVEREIGN BONDS -- 1.2%

Government of Argentina
   8.28%    12/31/33                126,850       124,630(h)
Government of Bahamas
   6.63%    05/15/33                152,000       167,862(b,h)
Government of Brazil
   7.13%    01/20/37                181,000       177,380(h)
   8.88%    10/14/19                192,000       221,760(h)
   12.50%   01/05/16                495,000       230,328
Government of Indonesia
   8.50%    10/12/35                260,000       289,900(b,h)
Government of Mexico
   5.63%    01/15/17                456,000       441,636(j)
Government of Philippine
   7.75%    01/14/31                250,000       251,875
                                                1,905,371

TOTAL BONDS AND NOTES
   (COST $156,092,311)                        151,673,622

                                  NUMBER OF
                                  CONTRACTS         VALUE

PURCHASED OPTIONS -- 0.0%*
--------------------------------------------------------------------------------

CALL OPTIONS

U.S. Treasury Notes 2 Yr.                25  $        391

PUT OPTIONS

Euro Dollar Futures                      60         1,875
U.S. Treasury Notes 2 Yr.                25         7,812
                                                    9,687

TOTAL PURCHASED OPTIONS
   (COST $16,816)                                  10,078


                                  PRINCIPAL
                                     AMOUNT         VALUE
--------------------------------------------------------------------------------

SECURITIES PURCHASED WITH COLLATERAL FROM
SECURITIES ON LOAN -- 20.6%
--------------------------------------------------------------------------------

ASSET BACKED -- 13.9%

American Express Credit Account
   Master Trust (Class A)
   4.87%    12/15/08            $   362,000       362,047(i)
Chase Credit Card Master Trust
   (Class A)
   4.86%    07/15/10              1,288,720     1,291,261(i)
Countrywide Asset-Backed
   Certificates
   5.25%    05/25/33                  9,723         9,741(i)
Countrywide Asset-Backed
   Certificates (Class 2)
   5.12%    06/25/33                  4,883         4,888(i)
Countrywide Asset-Backed
   Certificates (Class A)
   5.22%    03/25/33                174,258       174,626(i)
Discover Card Master
   Trust I (Class A)
   4.77%    05/15/11              2,172,000     2,171,697(i)
First Franklin Mtg Loan Asset
   Backed Certificates
   5.00%    12/31/49              2,172,000     2,171,981(i)
Fleet Home Equity Loan
   Trust (Class A)
   5.03%    01/20/33                323,801       324,110(i)
Ford Credit Floorplan Master
   Owner Trust (Class A)
   4.79%    07/15/09              3,620,000     3,616,470(i)
Gracechurch Card Funding PLC
   (Class A)
   4.78%    02/17/09              1,448,000     1,448,273(i)
Household Automotive
   Trust (Class A)
   5.09%    05/18/09              1,922,685     1,924,369(i)
Long Beach Mortgage Loan Trust
   4.94%    09/25/35              1,029,479     1,029,654(i)
   5.10%    09/25/35              4,344,000     4,350,764(i)



See Notes to Schedules of Investments on page 90 and Notes to Financial Statements on page 120.

GE FIXED INCOME FUND
Schedule of Investments

                                                      March 31, 2006 (unaudited)


                                  PRINCIPAL
                                     AMOUNT         VALUE
Metris Master Trust (Class A)
   4.93%    10/20/10             $1,448,000  $  1,448,488(i)
Residential Asset Mortgage
   Products, Inc.
   5.09%    12/25/33              1,448,000     1,450,713(i)
Residential Asset Mortgage
   Products, Inc. (Class A)
   5.10%    06/25/32                 49,882        49,931(i)
                                               21,829,013

CORPORATE NOTES -- 1.9%

Prudential Financial, Inc.
   5.04%    06/13/08                724,000       725,025(i)
Toyota Motor Credit Corp.
   4.86%    09/15/06              2,172,000     2,172,026(i)
                                                2,897,051

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 4.8%

Banc of America Large Loan
   4.96%    03/15/22              1,086,000     1,085,744(b,i)
Countrywide Asset-Backed
   Certificates
   5.10%    07/25/35              1,448,000     1,448,408(i)
Granite Mortgages PLC (Class 1)
   4.78%    01/20/43                355,704       356,480(i)
GSAMP Trust
   4.97%    12/25/35                724,000       723,993(i)
Impac CMB Trust (Class A)
   5.20%    12/25/33                206,174       206,209(i)
Interstar Millennium Trust (Class A)
   5.10%    03/14/36                 48,517        48,618(i)
Lehman Brothers Floating Rate
   Commercial Mortgage Trust
   4.92%    10/15/17              1,266,496     1,266,644(b,i)
MortgageIT Trust (Class 1)
   5.08%    05/25/35              1,687,944     1,687,301(i)
Thornburg Mortgage Securities
   Trust (Class A)
   5.16%    04/25/43                232,566       232,842(i)
Washington Mutual Inc.
   5.16%    01/25/45                503,075       503,632(i)
                                                7,559,871

TOTAL SECURITIES PURCHASED WITH
   COLLATERAL FROM SECURITIES ON LOAN
   (COST $32,281,188)                          32,285,935


TOTAL INVESTMENT IN SECURITIES
   (COST $188,390,315)                        183,969,635



                                     NUMBER
                                  OF SHARES         VALUE

SHORT-TERM INVESTMENTS -- 14.0%
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 6.8%

GEI Short Term Investment Fund
   4.87%                         10,601,067 $  10,601,067(d,l)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN -- 7.2%

GEI Short Term Investment Fund
   4.87%                         11,257,581    11,257,581(d,l)

TOTAL SHORT-TERM INVESTMENTS
   (COST $21,858,648)                          21,858,648


TOTAL INVESTMENTS
   (COST $210,248,963)                        205,828,283


LIABILITIES IN EXCESS OF OTHER
   ASSETS, NET -- (31.5)%                     (49,332,235)
                                             ============


NET ASSETS -- 100%                           $156,496,048
                                             ============

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

The GE Fixed Income Fund had the following short futures contracts open at March 31, 2006 (unaudited):

                            NUMBER    CURRENT    UNREALIZED
              EXPIRATION      OF     NOTIONAL   APPRECIATION/
DESCRIPTION      DATE      CONTRACTS   VALUE   (DEPRECIATION)
--------------------------------------------------------------------------------
U.S. Treasury
  Notes 10 Yr.
  Futures      June 2006      10   $(1,063,906)   $(2,061)
Euro Schatz
  EUR          June 2006      30    (3,792,367)     1,608


The GE Fixed Income Fund had the following long futures contracts open at March 31, 2006 (unaudited):

                            NUMBER    CURRENT    UNREALIZED
              EXPIRATION      OF     NOTIONAL   APPRECIATION/
DESCRIPTION      DATE      CONTRACTS   VALUE   (DEPRECIATION)
--------------------------------------------------------------------------------
U.S. Treasury
  Notes 2 Yr.
  Futures      June 2006      20    $4,077,188    $(6,676)
                                                  -------
                                                  $(7,129)
                                                  =======

See Notes to Schedules of Investments on page 90 and Notes to Financial Statements on page 120.

GE Money Market Fund                                                         Q&A

THE GE MONEY MARKET FUND IS MANAGED BY DONALD J. DUNCAN (PICTURED BELOW). SEE PORTFOLIO MANAGERS' BIOGRAPHICAL INFORMATION BEGINNING ON PAGE 138.

Q. HOW DID THE GE MONEY MARKET FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2006?

A. For the six-month period ended March 31, 2006, the GE Money Market Fund returned 1.94%. The 90-day U.S. Treasury Bill, the Fund's benchmark, returned 2.07% and the Fund's Lipper peer group of 359 money market Funds returned an average of 1.67% for the same period.

Q. REVIEW WHAT HAPPENED IN THE FIXED INCOME MARKET OVER THE SIX-MONTH PERIOD ENDED MARCH 31, 2006?

A. The US Treasury yield curve continued in what bond investors call a "bear flattening" trend over the course of the last two quarters, "bear" referring to an increase in rates and "flattening" referring to the yield spread between short and long rates narrowing. The Federal Reserve raised its target for Fed funds four times in 25 basis point increments to 4.75%, thrice under chairman Alan Greenspan who departed on January 31st after 18+ years at the helm, and once under the new leadership of Dr. Benjamin Bernanke. The fixed income markets took the four moves in stride as all were expected. In reaction to Fed action, the yields on 3-month treasury bills and 2-year treasury notes rose 106 and 65 basis points to 4.6% and 4.82% respectively, reflecting investor sentiment favoring further rate hikes. Long-term yields were little changed at the end of 2005 from the start of the fourth quarter as economic growth cooled, inflation stayed moderate and foreign demand was healthy. First quarter growth appeared to have rebounded nicely and inflation pressures remained present, which had increased expectations for further rate hikes. Subsequently, yields on 10-year notes and 30-year bonds moved higher, finishing March at 4.85% and 4.89%, up 52 and 32 basis points respectively for the last six months.

    In absolute terms, high yield and emerging market debt were the best performing sectors, both returning in excess of 3% for the six months, supported by positive fundamentals and technicals. US high-grade credit and treasury sectors performed worst posting negative returns of -0.7 and -0.5% respectively. In general, within high-grade securities, BBB and A rated issues underperformed AA and AAA securities.

Q.  WHAT WERE THE KEY DRIVERS OF FUND PERFORMANCE?

A. A key strategy in the Fund has been to position the average maturity given our outlook for monetary policy. During the last six months, the average Fund maturity was kept short to take advantage of continuing rate hikes by the Federal Reserve. As the Fed funds target was raised four times during the period in increments of 25 basis points, the Fund took advantage of reinvesting at higher rates.

[PHOTO OMITTED]

PICTURED TO THE RIGHT:
DONALD J. DUNCAN

GE Money Market Fund

                                              Understanding Your Fund's Expenses


As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses including sales charges on purchase payments, reinvested dividends (or other distributions), and redemption fees directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, distribution and service fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended March 31, 2006.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.


OCTOBER 1, 2005 - MARCH 31, 2006
------------------------------------------------------------------------------------------------------------------------------------
                              ACCOUNT VALUE AT THE                ACCOUNT VALUE AT THE                  EXPENSES PAID
                           BEGINNING OF THE PERIOD ($)            END OF THE PERIOD ($)            DURING THE PERIOD ($)*
------------------------------------------------------------------------------------------------------------------------------------
ACTUAL RETURN**
------------------------------------------------------------------------------------------------------------------------------------
     Class A                        $1,000.00                          $1,019.41                             2.01
------------------------------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (2.5% FOR THE PERIOD)
------------------------------------------------------------------------------------------------------------------------------------
     Class A                        $1,000.00                          $1,022.68                             2.02
------------------------------------------------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.40% (FROM PERIOD OCTOBER 1, 2005 - MARCH 31, 2006), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/365 (TO REFLECT THE SIX-MONTH PERIOD).

** ACTUAL FUND RETURN FOR SIX-MONTH PERIOD ENDED MARCH 31, 2006 WAS 1.94%.

GE Money Market Fund

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]

                    GE MONEY MARKET       DAILY-LINKED 90 DAY T-BILL
 03/31/96             10,000.00                   10,000.00
 9/96                 10,249.59                   10,257.31
 9/97                 10,776.78                   10,787.59
 9/98                 11,340.80                   11,340.01
 9/99                 11,871.66                   11,857.25
 9/00                 12,560.96                   12,539.98
 9/01                 13,171.95                   13,107.95
 9/02                 13,393.58                   13,340.99
 9/03                 13,522.46                   13,492.35
 9/04                 13,643.06                   13,643.38
 9/05                 13,965.18                   14,017.55
 3/06                 14,236.20                   14,308.36

AVERAGE ANNUAL TOTAL RETURN FOR THE
PERIODS ENDED MARCH 31, 2006

                                                 ENDING
                                               VALUE OF A
                  SIX     ONE   FIVE    TEN      $10,000
                 MONTHS  YEAR   YEAR    YEAR   INVESTMENT (A)
                 ------  ----   ----   -----   --------------
GE Money Market   1.94%  3.40%  1.94%  3.59%     $14,236
90 Day T-Bill     2.07%  3.68%  2.12%  3.65%     $14,308

 INVESTMENT PROFILE

 A mutual fund designed for investors who seek a high level of current income consistent with the preservation of capital and maintenance of liquidity by investing primarily in short-term, U.S. dollar-denominated money market instruments.

LIPPER PERFORMANCE
COMPARISON

Money Market Peer Group
Based on average annual total returns for the periods ended 3/31/06

                SIX      ONE     FIVE     TEN
               MONTHS    YEAR    YEAR    YEAR
               ------    ----    ----    ----
Number of
Funds in
peer group:       359     355     299     189
----------------------------------------------
Peer group
average annual
total return:   1.67%   2.86%   1.51%   3.29%
---------------------------------------------


FUND YIELD
AT MARCH 31, 2006
-----------------------------------------------------
                        FUND     IBC'S MONEY FUND*
                        ----     -----------------
  7-day current         4.26%+        4.08%
  7-day effective       4.35%         4.17%

CURRENT YIELD REPRESENTS INCOME EARNED ON AN INVESTMENT
IN THE MONEY MARKET FUND FOR A SEVEN DAY PERIOD AND
THEN ANNUALIZED.

EFFECTIVE YIELD IS CALCULATED SIMILARLY BUT IS SLIGHTLY HIGHER BECAUSE IT REFLECTS THE COMPOUNDING EFFECT OF EARNINGS ON REINVESTED DIVIDENDS.

+ THE SEVEN DAY CURRENT YIELD, RATHER THAN THE TOTAL RETURN, MORE CLOSELY REFLECTS THE CURRENT EARNINGS OF THE GE MONEY MARKET FUND AT MARCH 31, 2006.

*  IBC'S MONEY FUND REPORT PROVIDES AVERAGE YIELD OF ALL MAJOR MONEY MARKET
   FUNDS.


  AN INVESTMENT IN THE GE MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

SEE NOTES TO PERFORMANCE BEGINNING ON PAGE 88 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GE MONEY MARKET FUND
Schedule of Investments

                                                      March 31, 2006 (unaudited)

GE MONEY MARKET FUND

PORTFOLIO COMPOSITION AS A % OF THE MARKET VALUE OF $196,501,612
(IN THOUSANDS) AS OF MARCH 31, 2006

[PIE CHART OMITTED, PLOT POINTS FOLLOWS]

COMMERCIAL PAPER 40.1%
CERTIFICATES OF DEPOSIT 17.4%
REPURCHASE AGREEMENTS 12.5%
CORPORATE NOTES 21.6%
U.S. GOVERNMENTS 7.9%
TIME DEPOSIT 0.5%


                                  PRINCIPAL     AMORTIZED
                                     AMOUNT          COST

SHORT-TERM INVESTMENTS -- 99.7%+
--------------------------------------------------------------------------------


U.S. GOVERNMENTS

U.S. AGENCIES -- 7.9%

Federal Home Loan Mortgage Corp.
   3.80%    07/12/06             $8,570,000$    8,570,000
   4.32%    04/25/06              7,060,000     7,040,114(d)
                                               15,610,114

COMMERCIAL PAPER -- 40.0%

Abbey National PLC
   4.46%    05/05/06              8,520,000     8,484,088
Bear Stearns Companies
   4.63%    04/11/06              8,510,000     8,499,055
BNP Paribas
   4.65%    05/08/06              8,520,000     8,479,246
Ciesco L P
   4.69%    05/09/06 - 05/10/06   8,510,000     8,467,289
Credit Suisse First Boston
   4.62%    04/07/06              8,510,000     8,503,447
HBOS PLC
   4.63%    05/15/06              6,230,000     6,194,745
Jupiter Securitization Corp.
   4.76%    04/19/06              4,500,000     4,489,290
Old Line Funding Corp.
   4.57%    04/03/06              4,580,000     4,578,837
Old Line Funding Corp.
   4.58%    04/10/06              3,870,000     3,865,569


                                  PRINCIPAL     AMORTIZED
                                     AMOUNT          COST
Rabobank USA Financial Corp.
   4.83%    04/03/06             $8,760,000 $   8,757,649
UBS AG
   4.58%    04/03/06              8,520,000     8,517,835
                                               78,837,050

REPURCHASE AGREEMENTS -- 12.4%

Barclays
   4.78% dated 03/31/06,
   $8,003,187 to be
   received on 04/03/06,
   collateralized by $8,160,188
   U.S. Government Agency
   Bond, Zero Coupon,
   maturing 08/04/06              8,000,000     8,000,000
Goldman Sachs
   4.78% dated 03/31/06,
   $8,003,187 to be
   received on 04/03/06,
   collateralized by $8,160,444
   U.S. Government Agency
   Bonds, Coupon Rate
   ranging from 3.625%
   to 4.25%, maturing
   09/15/08 - 05/15/09            8,000,000     8,000,000
UBS
   4.81% dated 03/31/06,
   $8,503,408 to be
   received on 04/03/06,
   collateralized by $8,673,629
   U.S. Government Agency
   Bond, Coupon Rate 4.5%,
   maturing 02/15/11              8,500,000     8,500,000
                                               24,500,000

CORPORATE NOTES -- 21.5%

American Express Credit Corp.
   4.76%    04/05/06              4,680,000     4,683,345(i)
Canadian Imperial Bank
   4.78%    04/24/06              8,470,000     8,470,000(i)
Greenwich Cap Holdings, Inc.
   4.68%    04/13/06              3,100,000     3,100,000(i)
HSBC Finance Corp.
   4.99%    06/22/06              8,540,000     8,541,677(i)
Morgan Stanley Group Inc.
   4.66%    04/03/07              9,060,000     9,060,000(i)
Societe Generale
   4.77%    04/28/06              8,500,000     8,499,275(i)
                                               42,354,297

See Notes to Schedules of Investments on page 90 and Notes to Financial Statements on page 120.

GE MONEY MARKET FUND
Schedule of Investments

                                                      March 31, 2006 (unaudited)



                                  PRINCIPAL     AMORTIZED
                                     AMOUNT          COST

CERTIFICATES OF DEPOSIT -- 17.4%

Bank of Nova Scotia
   4.79%    05/10/06             $7,870,000  $  7,870,000
Citibank New York N.A.
   4.87%    06/14/06              8,490,000     8,490,000
Dexia Credit Local S.A.
   4.72%    04/21/06              1,000,000     1,000,000
Fortis Bank
   4.68%    04/13/06              8,490,000     8,490,000
Royal Bank of Canada
   NY Branch
   4.62%    04/17/06              8,340,000     8,340,000
                                               34,190,000

TIME DEPOSIT -- 0.5%

State Street Corp.
   4.45%    04/03/06              1,010,151     1,010,151

TOTAL SHORT TERM INVESTMENTS
   (COST $196,501,612)                        196,501,612


OTHER ASSETS AND LIABILITIES,
   NET -- 0.3%                                    647,246
                                             ============

NET ASSETS -- 100.0%                         $197,148,858
                                             ============

See Notes to Schedules of Investments on page 90 and Notes to Financial Statements on page 120.

Notes to Performance

                                                      March 31, 2006 (unaudited)

Total returns take into account changes in share price and assume reinvestment of dividends and capital gains distributions, if any. Investment returns and net asset value on an investment will fluctuate and you may have a gain or loss when you sell your shares. Classes A and B are shown both without the imposition of the sales charge and also assuming the deduction of the current maximum applicable sales charges as described in Note 1 of the Notes to Financial Statements. Periods less than one year are not annualized.

Current performance may be lower or higher than that shown. You may call toll-free (800) 242-0134 for performance information as of the most recent month end.

The performance data relating to Class A and B shares of GE Value Equity Fund, GE Tax-Exempt Fund and GE Government Securities Fund, for all periods prior to September 26, 1997, reflect the performance and expense ratios (adjusted to reflect GE Funds current sales charges) of Investors Trust Value Fund, Investors Trust Tax Free Fund and Investors Trust Government Fund, respectively, each a series of Investors Trust (collectively, the "Investors Trust Funds"), the assets of which were acquired by the corresponding GE Fund on September 26, 1997 (the "Merger Date"). Because the Investors Trust Funds did not offer Class Y shares, performance data relating to the Class Y shares of GE Value Equity Fund and GE Tax-Exempt Fund is limited to the period from the Merger Date to March 31, 2006.

Shares of the GE Funds are neither insured nor guaranteed by the U.S. Government, and their prices will fluctuate with market conditions.

A portion of the GE Tax-Exempt Fund's income may be subject to state, federal and/or alternative minimum tax. Capital gains, if any, are subject to capital gains tax.

GE Asset Management Incorporated ("GEAM") agreed in writing to limit other operating expenses (exclusive of advisory, administration and distribution fees) of each class of certain funds on an annualized basis through January 29, 2007. Had these fees and expenses not been absorbed, the returns (and/or yields) would have been lower. These agreements may be renewed or discontinued at the end of their terms without notice in the future. Additional information about the expense limitations is contained in Footnote 4 to the Notes to the Financial Statements.

The S&P 500 Index is an unmanaged, market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of large-cap stock U.S. market performance. The Russell 2000 Index is a market capitalization-weighted index consisting of approximately 2,000 of the smallest U.S.-domiciled publicly traded common stocks that are included in the Russell 3000(r) Index. The MSCI World Index is a market capitalization-weighted index of equity securities of companies domiciled in various countries. The Index is designed to represent the performance of developed stock markets throughout the world and excludes certain market segments unavailable to U.S. based investors. The MSCI(r) EAFE(r) Index is a market capitalization-weighted index of equity securities of companies domiciled in various countries. The index is designed to represent the performance of developed stock markets outside the U.S. and Canada and excludes certain market segments unavailable to U.S. based investors. The LB Aggregate Bond Index is a market value-weighted index of investment-grade debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of one year or more. The LB Government Bond Index is a market value-weighted index of U.S. Government and government agency securities (other than mortgage securities) with maturities of one year or more. The LB 1-3 Year Government Bond Index is a market value-weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and three years. The LB 10-Year Muni Index is an unmanaged index comprised of investment-grade, fixed rate securities with maturities of at least eight years and less than twelve years.

The 90 Day T-Bill is an unmanaged measure/index of the performance of U.S. Treasury bills currently available in the marketplace having a remaining maturity of 90 days.

The above indices/measures do not reflect the actual cost of investing in the instruments that comprise each index.

A number of the broad market returns are not available from the Funds' commencement of investment operations through March 31, 2006 and therefore are calculated from the month end nearest to the Funds' commencement of operation date.

The peer universe of funds used in our peer ranking calculation is based on the blend of Lipper peer categories, as shown. This blend is the same as the

Notes to Performance

                                                      March 31, 2006 (unaudited)

category blend used by the Wall Street Journal (except for the GE Strategic Investment Fund for which we use the specific Lipper peer group and the GE Money Market Fund, which is not in the Wall Street Journal). The actual number of funds and numerical rankings in the Lipper and Wall Street Journal universes could differ since the Wall Street Journal excludes certain funds which do not meet their net asset or number of shareholder publication thresholds. A Fund's performance may be compared to or ranked within a universe of mutual funds with investment objectives and policies similar but not necessarily identical to the Fund's. Such comparisons or rankings are made on the basis of several factors, including the Fund's objectives and policies, management style and strategy, and portfolio composition, and may change over time if any of those factors change. Lipper is an independent mutual fund rating service.

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice.

+ Returns are those of the predecessor Class C, which was combined with Class A as of the close of business on September 17, 1999. The Average Annual Total Return figures for Class A with load have been adjusted to reflect Class A sales charges.

++ Effective as of the close of business on September 17, 1999, the distribution and service fees were reduced on Class A shares. Had the distribution and service fees not been reduced, the Class A performance results would have been lower.

(a) Ending value of a $10,000 investment for the ten-year period or since inception, whichever is less.

Notes to Schedules of Investments

                                                      March 31, 2006 (unaudited)


The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not represent current or future holdings and should not be considered as a recommendation to purchase or sell a particular security. See the prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a) Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, these securities amounted to $77,978; $226,387; $3,153,482; $13,180,752; $7,172,219 and $6,029,870 or
    0.13%, 0.45%, 1.93%, 8.42%, 7.34% and 4.19% of net assets for the GE Global
    Equity Fund, GE International Equity Fund, GE Strategic Investment Fund, GE Fixed Income Fund, GE Short-Term Government Fund and GE Government Securities Fund respectively. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d) Coupon amount represents effective yield.

(e) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(f) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(g) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(h) At March 31, 2006, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(i) Variable or floating rate security. The stated rate represents the rate at March 31, 2006.

(j) All or a portion of the security out on loan.

(k) Step coupon bond. Security becomes interest bearing at a future date.

(l) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.

(m) Escrowed to maturity. Bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest on such bonds.

(n) Prerefunded. Bonds are collateralized by U.S. Treasury securities, which are held in escrow and are used to pay principal and interest on the tax-exempt issue and to retire the bonds at the earliest refunding date.

(o) The security is insured by AMBAC, FSA and MBIA. The GE Tax-Exempt Fund had insurance concentrations of 5% or greater as of March 31, 2006 (as a percentage of net assets) as follows:

               AMBAC                  15.63%
               FSA                    18.95%
               MBIA                    7.89%

(p) Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Funds' custodian and accounting agent.

+   Percentages are based on net assets as of March 31, 2006.

*   Less than 0.1%.

**  Denominated in USD unless otherwise indicated.

The maturity date disclosed for fixed income securities represents the earlier of the first call date, the next interest reset date or the ultimate maturity date.


Abbreviations:

ADR         American Depository Receipt

AMBAC       AMBAC Indemnity Corporation

EUR         Euro

FGIC        Financial Guaranty Insurance Corporation

FSA         Financial Security Assurance

GDR         Global Depository Receipt

MBIA        Municipal Bond Investors
            Assurance Corporation

REGD.       Registered

REIT        Real Estate Investment Trust

REMIC       Real Estate Mortgage Investment Conduit

SPDR        Standard & Poors Depository Receipts

STRIPS      Separate Trading of Registered Interest and Principal of Security

Financial Highlights
SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED



GE U.S. EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                    CLASS A
                                              3/31/06+       9/30/05       9/30/04            9/30/03         9/30/02      9/30/01
-----------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                      --            --            --                 --              --      2/22/93
Net asset value, beginning of period            $28.69        $26.41        $24.19             $20.31          $25.00       $32.45
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b)                0.14          0.36          0.20               0.16            0.13         0.13
  Net realized and unrealized
   gains (losses) on investments                  1.48          2.11          2.19               3.91           (4.49)       (5.52)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS                           1.62          2.47          2.39               4.07           (4.36)       (5.39)
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                           0.46          0.19          0.17               0.19            0.09         0.12
  Net realized gains                              1.28            --            --                 --            0.24         1.94
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                               1.74          0.19          0.17               0.19            0.33         2.06
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $28.57        $28.69        $26.41             $24.19          $20.31       $25.00
===================================================================================================================================
TOTAL RETURN (A)                                 5.83%         9.40%         9.87%             20.09%         (17.78%)     (17.71%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)    $302,009      $339,327      $337,920           $315,980        $251,251     $285,417
  Ratios to average net assets:
   Net investment income (loss)*                 0.97%         1.28%         0.77%              0.72%           0.53%        0.43%
   Net expenses*                                 0.79%         0.78%         0.78%              0.83%           0.87%        0.87%
   Gross expenses*                               0.79%         0.78%         0.78%              0.83%           0.87%        0.88%
  Portfolio turnover rate                          27%           36%           29%                26%             41%          53%
-----------------------------------------------------------------------------------------------------------------------------------




GE U.S. EQUITY FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                                                CLASS B
                                              3/31/06+       9/30/05       9/30/04            9/30/03         9/30/02      9/30/01
----------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                      --            --            --                 --              --     12/22/93
Net asset value, beginning of period            $27.36        $25.20        $23.11             $19.38          $23.97       $31.30
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b)                0.03          0.16          0.00(d)           (0.01)          (0.06)       (0.09)
  Net realized and unrealized
   gains (losses) on investments                  1.41          2.00          2.09               3.74           (4.29)       (5.30)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS                           1.44          2.16          2.09               3.73           (4.35)       (5.39)
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                           0.16            --            --                 --              --           --
  Net realized gains                              1.28            --            --                 --            0.24         1.94
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                               1.44            --            --                 --            0.24         1.94
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $27.36        $27.36        $25.20             $23.11          $19.38       $23.97
==================================================================================================================================
TOTAL RETURN (A)                                 5.43%         8.57%         9.04%             19.25%         (18.40%)     (18.33%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)      $8,548       $12,406       $19,373            $22,447         $22,806      $35,163
  Ratios to average net assets:
   Net investment income (loss)*                 0.21%         0.58%         0.02%             (0.03%)         (0.23%)      (0.32%)
   Net expenses*                                 1.54%         1.53%         1.53%              1.58%           1.62%        1.62%
   Gross expenses*                               1.54%         1.53%         1.53%              1.58%           1.62%        1.63%
  Portfolio turnover rate                          27%           36%           29%                26%             41%          53%
----------------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------------------------------------------------------
                                                                              CLASS C (LEVEL LOAD)
                                              3/31/06+       9/30/05       9/30/04            9/30/03      9/30/02      9/30/01
--------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                      --            --            --                 --           --      9/30/99
Net asset value, beginning of period            $27.07        $24.93        $22.93            $19.23        $23.79       $31.08
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b)                0.03          0.15          0.00(D)           (0.01)       (0.05)       (0.09)
  Net realized and unrealized
   gains (losses) on investments                  1.39          1.99          2.07               3.75        (4.27)       (5.26)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS                           1.42          2.14          2.07               3.74        (4.32)       (5.35)
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                           0.22            --          0.07               0.04           --           --
  Net realized gains                              1.28            --            --                 --         0.24         1.94
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                               1.50            --          0.07               0.04         0.24         1.94
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $26.99        $27.07        $24.93             $22.93       $19.23       $23.79
================================================================================================================================
TOTAL RETURN (A)                                 5.40%         8.58%         9.05%             19.46%      (18.41%)     (18.30%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)      $8,224        $9,306       $12,355            $10,137       $4,851       $5,129
  Ratios to average net assets:
   Net investment income (loss)*                 0.23%         0.57%         0.01%             (0.04%)      (0.22%)      (0.33%)
   Net expenses*                                 1.54%         1.53%         1.53%              1.57%        1.62%        1.62%
   Gross expenses*                               1.54%         1.53%         1.53%              1.57%        1.62%        1.64%
  Portfolio turnover rate                          27%           36%           29%                26%          41%          53%
--------------------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------------
                                                                                CLASS Y
                                              3/31/06+       9/30/05       9/30/04            9/30/03       9/30/02       9/30/01
---------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                      --            --            --                 --            --      11/29/93
Net asset value, beginning of period            $28.62        $26.35        $24.14             $20.26        $24.94        $32.38
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b)                0.18          0.44          0.27               0.22          0.20          0.20
  Net realized and unrealized
   gains (losses) on investments                  1.47          2.10          2.17               3.91         (4.49)        (5.50)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS                           1.65          2.54          2.44               4.13         (4.29)        (5.30)
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                           0.54          0.27          0.23               0.25          0.15          0.20
  Net realized gains                              1.28            --            --                 --          0.24          1.94
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                               1.82          0.27          0.23               0.25          0.39          2.14
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $28.45        $28.62        $26.35             $24.14        $20.26        $24.94
=================================================================================================================================
TOTAL RETURN (A)                                 5.93%         9.68%        10.13%             20.47%       (17.58%)      (17.50%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)    $113,192      $306,532      $346,807           $307,727      $243,957      $288,666
  Ratios to average net assets:
   Net investment income (loss)*                 1.27%         1.56%         1.02%              0.97%         0.78%         0.68%
   Net expenses*                                 0.54%         0.53%         0.53%              0.58%         0.62%         0.62%
   Gross expenses*                               0.54%         0.53%         0.53%              0.58%         0.62%         0.63%
  Portfolio turnover rate                          27%           36%           29%                26%           41%           53%
---------------------------------------------------------------------------------------------------------------------------------


See Notes to Financial Highlights and Notes to Financial Statements.

Financial Highlights
SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED

GE VALUE EQUITY FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                                                    CLASS A
                                              3/31/06+       9/30/05       9/30/04            9/30/03       9/30/02       9/30/01
----------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                      --            --            --                 --            --        9/8/93
Net asset value, beginning of period            $11.65        $10.94         $9.81              $8.29        $10.07        $12.76
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b)                0.05          0.11          0.07               0.07          0.07          0.05
  Net realized and unrealized
   gains (losses) on investments                  0.57          1.04          1.13               1.54         (1.79)        (1.96)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS                           0.62          1.15          1.20               1.61         (1.72)        (1.91)
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                           0.10          0.09          0.07               0.09          0.02            --
  Net realized gains                              0.88          0.35            --                 --          0.04          0.78
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                               0.98          0.44          0.07               0.09          0.06          0.78
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $11.29        $11.65        $10.94              $9.81         $8.29        $10.07
==================================================================================================================================
TOTAL RETURN (A)                                 5.59%        10.73%        12.32%             19.49%       (17.24%)      (15.95%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)     $47,601       $47,633       $48,065            $48,400       $43,157       $46,045
  Ratios to average net assets:
   Net investment income (loss)*                 0.81%         1.00%         0.61%              0.73%         0.66%         0.42%
   Net expenses*                                 1.20%         1.20%         1.20%              1.13%         1.01%         1.08%
   Gross expenses*                               1.20%         1.21%         1.31%              1.18%         1.01%         1.09%
  Portfolio turnover rate                          22%           35%           32%                29%           39%           52%
----------------------------------------------------------------------------------------------------------------------------------



GE VALUE EQUITY FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                                                  CLASS B
                                              3/31/06+       9/30/05       9/30/04            9/30/03       9/30/02        9/30/01
----------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                      --            --            --                 --            --         9/8/93
Net asset value, beginning of period            $11.15        $10.47         $9.39              $7.93         $9.69         $12.39
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b)                  --          0.03         (0.01)            (0.00)(D)      (0.01)         (0.04)
  Net realized and unrealized
   gains (losses) on investments                  0.55          1.00          1.09               1.46         (1.71)         (1.88)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS                           0.55          1.03          1.08               1.46         (1.72)         (1.92)
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                             --            --            --                 --            --             --
  Net realized gains                              0.88          0.35            --                 --          0.04           0.78
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                               0.88          0.35            --                 --          0.04           0.78
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $10.82        $11.15        $10.47              $9.39         $7.93          $9.69
==================================================================================================================================
TOTAL RETURN (A)                                 5.22%         9.88%        11.50%             18.41%       (17.88%)       (16.54%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)      $5,027        $6,342        $9,734            $13,568       $14,437        $28,131
  Ratios to average net assets:
   Net investment income (loss)*                 0.04%         0.29%        (0.13%)            (0.02%)       (0.09%)        (0.32%)
   Net expenses*                                 1.95%         1.95%         1.95%              1.87%         1.78%          1.83%
   Gross expenses*                               1.95%         1.96%         2.05%              1.92%         1.78%          1.83%
  Portfolio turnover rate                          22%           35%           32%                29%           39%            52%
----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
                                                                              CLASS C (LEVEL LOAD)
                                              3/31/06+       9/30/05       9/30/04            9/30/03       9/30/02        9/30/01
-----------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                      --            --            --                 --            --        9/30/99
Net asset value, beginning of period            $11.10        $10.43         $9.37              $7.92         $9.68         $12.40
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b)                  --          0.03         (0.01)            (0.00)(D)      (0.01)         (0.04)
  Net realized and unrealized
   gains (losses) on investments                  0.55          0.99          1.08               1.48         (1.71)         (1.90)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS                           0.55          1.02          1.07               1.48         (1.72)         (1.94)
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment incomeE                          0.01        (0.00)(D)       0.01               0.03            --             --
  Net realized gains                              0.88          0.35            --                 --          0.04           0.78
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                               0.89          0.35          0.01               0.03          0.04           0.78
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $10.76        $11.10        $10.43              $9.37         $7.92          $9.68
===================================================================================================================================
TOTAL RETURN (A)                                 5.24%         9.85%        11.43%             18.68%       (17.90%)       (16.70%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)      $1,686        $1,695        $1,690             $1,783        $1,097           $982
  Ratios to average net assets:
   Net investment income (loss)*                 0.05%         0.24%        (0.14%)            (0.04%)       (0.08%)        (0.34%)
   Net expenses*                                 1.95%         1.95%         1.95%              1.88%         1.76%          1.83%
   Gross expenses*                               1.95%         1.96%         2.05%              1.94%         1.76%          1.84%
  Portfolio turnover rate                          22%           35%           32%                29%           39%            52%
-----------------------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------------------
                                                                                   CLASS Y
                                              3/31/06+       9/30/05       9/30/04            9/30/03       9/30/02        9/30/01
----------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                      --            --            --                 --            --         1/5/98
Net asset value, beginning of period            $12.31        $11.54        $10.37              $8.77        $10.65         $13.41
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b)                0.07          0.15          0.10               0.09          0.10           0.08
  Net realized and unrealized
   gains (losses) on investments                  0.61          1.10          1.17               1.62         (1.89)         (2.06)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS                           0.68          1.25          1.27               1.71         (1.79)         (1.98)
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                           0.13          0.13          0.10               0.11          0.05             --
  Net realized gains                              0.88          0.35            --                 --          0.04           0.78
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                               1.01          0.48          0.10               0.11          0.09           0.78
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $11.98        $12.31        $11.54             $10.37         $8.77         $10.65
==================================================================================================================================
TOTAL RETURN (A)                                 5.81%        10.91%        12.29%             19.64%       (17.03%)       (15.69%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)      $   --           $56           $42             $5,993        $4,227         $5,686
  Ratios to average net assets:
   Net investment income (loss)*                 1.11%         1.26%         0.93%              0.96%         0.91%          0.67%
   Net expenses*                                 0.95%         0.95%         0.95%              0.88%         0.77%          0.83%
   Gross expenses*                               0.95%         0.96%         0.99%              0.94%         0.77%          0.84%
  Portfolio turnover rate                          22%           35%           32%                29%           39%            52%
----------------------------------------------------------------------------------------------------------------------------------


See Notes to Financial Highlights and Notes to Financial Statements.

Financial Highlights
SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED

GE SMALL-CAP EQUITY FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                                                    CLASS A
                                              3/31/06+       9/30/05       9/30/04            9/30/03       9/30/02       9/30/01
---------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                      --            --            --                 --            --       9/30/98
Net asset value, beginning of period            $15.70        $14.87        $12.67             $11.49        $13.74        $13.60
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b)               (0.01)         0.04         (0.06)             (0.01)        (0.01)         0.05
  Net realized and unrealized
    gains (losses) on investments                 2.16          2.89          2.26               1.19         (0.11)         0.56
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS                           2.15          2.93          2.20               1.18         (0.12)         0.61
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                           0.02            --            --                 --          0.05            --
  Net realized gains                              0.53          2.10            --                 --          2.08          0.47
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                               0.55          2.10            --                 --          2.13          0.47
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $17.30        $15.70        $14.87             $12.67        $11.49        $13.74
=================================================================================================================================
TOTAL RETURN (A)                                14.12%        20.87%        17.36%             10.27%        (2.92%)        4.70%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)     $65,210       $56,235       $48,852            $51,902       $44,547       $32,918
  Ratios to average net assets:
   Net investment income (loss)*                (0.15%)        0.26%        (0.38%)            (0.06%)       (0.05%)        0.36%
   Net expenses*                                 1.18%         1.21%         1.24%              1.24%         1.15%         1.12%
   Gross expenses*                               1.18%         1.21%         1.25%              1.24%         1.17%         1.17%
  Portfolio turnover rate                          14%           34%           93%               122%          138%          146%
---------------------------------------------------------------------------------------------------------------------------------



GE SMALL-CAP EQUITY FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                                                  CLASS B
                                              3/31/06+       9/30/05       9/30/04            9/30/03       9/30/02        9/30/01
----------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                      --            --            --                 --            --        9/30/98
Net asset value, beginning of period            $14.81        $14.22        $12.22             $11.16        $13.44         $13.41
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b)               (0.07)        (0.06)        (0.16)             (0.09)        (0.10)         (0.05)
  Net realized and unrealized
    gains (losses) on investments                 2.03          2.75          2.16               1.15         (0.10)          0.55
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS                           1.96          2.69          2.00               1.06         (0.20)          0.50
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                             --            --            --                 --            --             --
  Net realized gains                              0.53          2.10            --                 --          2.08           0.47
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                               0.53          2.10            --                 --          2.08           0.47
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $16.24        $14.81        $14.22             $12.22        $11.16         $13.44
==================================================================================================================================
TOTAL RETURN (A)                                13.68%        20.04%        16.37%              9.50%        (3.58%)         4.00%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)     $12,262       $11,567       $11,885            $18,694       $15,984        $13,320
  Ratios to average net assets:
   Net investment income (loss)*                (0.90%)       (0.46%)       (1.15%)            (0.81%)       (0.80%)        (0.40%)
   Net expenses*                                 1.93%         1.95%         1.99%              1.99%         1.90%          1.88%
   Gross expenses*                               1.93%         1.96%         2.00%              1.99%         1.92%          1.92%
  Portfolio turnover rate                          14%           34%           93%               122%          138%           146%
-----------------------------------------------------------------------------------------------------------------------------------




-----------------------------------------------------------------------------------------------------------------------------------
                                                                              CLASS C (LEVEL LOAD)
                                              3/31/06+       9/30/05       9/30/04            9/30/03       9/30/02        9/30/01
-----------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                      --            --            --                 --            --        9/30/99
Net asset value, beginning of period            $14.77        $14.19        $12.19             $11.14        $13.44         $13.41
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b)               (0.07)        (0.06)        (0.16)             (0.09)        (0.10)         (0.06)
  Net realized and unrealized
    gains (losses) on investments                 2.02          2.74          2.16               1.14         (0.09)          0.56
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS                           1.95          2.68          2.00               1.05         (0.19)          0.50
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                             --            --            --                 --          0.03             --
  Net realized gains                              0.53          2.10            --                 --          2.08           0.47
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                               0.53          2.10            --                 --          2.11           0.47
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $16.19        $14.77        $14.19             $12.19        $11.14         $13.44
===================================================================================================================================
TOTAL RETURN (A)                                13.65%        20.02%        16.41%              9.43%        (3.63%)         4.00%

RATIOS/SUPPLEMENTAL DATA:
  Net ASSETS, END OF PERIOD (IN THOUSANDS)      $8,752        $8,391        $9,615             $8,945        $5,002           $455
  Ratios to average net assets:
   Net investment income (loss)*                (0.90%)       (0.44%)       (1.12%)            (0.83%)       (0.79%)        (0.45%)
   Net expenses*                                 1.93%         1.95%         1.99%              2.01%         1.90%          1.88%
   Gross expenses*                               1.93%         1.96%         2.00%              2.01%         1.97%          1.94%
  Portfolio turnover rate                          14%           34%           93%               122%          138%           146%
-----------------------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------------------
                                                                                 CLASS Y
                                              3/31/06+       9/30/05       9/30/04            9/30/03       9/30/02        9/30/01
----------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                      --            --            --                 --            --        9/30/98
Net asset value, beginning of period            $15.99        $15.07        $12.81             $11.59        $13.85         $13.66
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b)                0.01          0.08         (0.02)              0.02          0.03           0.09
  Net realized and unrealized
    gains (losses) on investments                 2.19          2.94          2.28               1.20         (0.12)          0.57
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS                           2.20          3.02          2.26               1.22         (0.09)          0.66
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                           0.08            --            --                 --          0.09             --
  Net realized gains                              0.53          2.10            --                 --          2.08           0.47
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                               0.61          2.10            --                 --          2.17           0.47
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $17.58        $15.99        $15.07             $12.81        $11.59         $13.85
==================================================================================================================================
TOTAL RETURN (A)                                14.25%        21.22%        17.64%             10.53%        (2.71%)         5.06%

RATIOS/SUPPLEMENTAL DATA:
  Net ASSETS, END OF PERIOD (IN THOUSANDS)     $15,778       $24,385       $23,144            $19,715        $8,759         $5,892
  Ratios to average net assets:
   Net investment income (loss)*                 0.09%         0.54%        (0.12%)             0.18%         0.22%          0.65%
   Net expenses*                                 0.93%         0.96%         0.99%              1.01%         0.90%          0.87%
   Gross expenses*                               0.93%         0.96%         1.00%              1.01%         0.94%          0.91%
  Portfolio turnover rate                          14%           34%           93%               122%          138%           146%
----------------------------------------------------------------------------------------------------------------------------------



See Notes to Financial Highlights and Notes to Financial Statements.

Financial Highlights
SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED

GE GLOBAL EQUITY FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                                                    CLASS A
                                              3/31/06+       9/30/05       9/30/04            9/30/03         9/30/02     9/30/01
----------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                      --            --            --                 --              --     2/22/93
Net asset value, beginning of period            $21.05        $18.13        $16.07             $13.39          $16.58      $27.18
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b)                0.02          0.19          0.04               0.04            0.05        0.08
  Net realized and unrealized
   gains (losses) on investments                  3.27          2.83          2.05               2.71           (3.16)      (6.26)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS                           3.29          3.02          2.09               2.75           (3.11)      (6.18)
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                           0.13          0.10          0.03               0.07            0.06          --
  Net realized gains                                --            --            --                 --            0.02        4.42
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                               0.13          0.10          0.03               0.07            0.08        4.42
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $24.21        $21.05        $18.13             $16.07          $13.39      $16.58
==================================================================================================================================
TOTAL RETURN (A)                                15.70%        16.67%        13.03%             20.56%         (18.89%)    (26.69%)

RATIOS/SUPPLEMENTAL DATA:
  Net ASSETS, END OF PERIOD (IN THOUSANDS)     $36,873       $32,038       $30,324            $27,864         $25,641     $42,200
  Ratios to average net assets:
   Net investment income (loss)*                 0.17%         0.95%         0.22%              0.26%           0.30%       0.39%
   Net expenses*                                 1.45%         1.49%         1.65%              1.50%           1.27%       1.34%
   Gross expenses*                               1.45%         1.50%         1.67%              1.57%           1.27%       1.35%
  Portfolio turnover rate                          38%           61%           28%                64%             51%         62%
----------------------------------------------------------------------------------------------------------------------------------


GE GLOBAL EQUITY FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                                                 CLASS B
                                              3/31/06+       9/30/05       9/30/04            9/30/03       9/30/02        9/30/01
----------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                      --            --            --                 --            --       12/22/93
Net asset value, beginning of period            $19.41        $16.76        $14.94             $12.48        $15.52         $25.90
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b)               (0.06)         0.04         (0.09)             (0.07)        (0.07)         (0.08)
  Net realized and unrealized
   gains (losses) on investments                  3.03          2.61          1.91               2.53         (2.95)         (5.88)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS                           2.97          2.65          1.82               2.46         (3.02)         (5.96)
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                             --            --            --                 --            --             --
  Net realized gains                                --            --            --                 --          0.02           4.42
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                 --            --            --                 --          0.02           4.42
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $22.38        $19.41        $16.76             $14.94        $12.48         $15.52
==================================================================================================================================
TOTAL RETURN (A)                                15.30%        15.81%        12.18%             19.71%       (19.48%)       (27.24%)

RATIOS/SUPPLEMENTAL DATA:
  Net ASSETS, END OF PERIOD (IN THOUSANDS)        $797          $826        $1,047             $1,503          $906         $1,327
  Ratios to average net assets:
   Net investment income (loss)*                (0.61%)        0.21%       (0.51%)             (0.51%)       (0.46%)        (0.42%)
   Net expenses*                                 2.20%         2.24%         2.40%              2.27%         2.03%          2.09%
   Gross expenses*                               2.20%         2.25%         2.42%              2.36%         2.03%          2.10%
  Portfolio turnover rate                          38%           61%           28%                64%           51%            62%
----------------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------------
                                                                               CLASS C (LEVEL LOAD)
                                              3/31/06+       9/30/05       9/30/04            9/30/03       9/30/02        9/30/01
-----------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                      --            --            --                 --            --        9/30/99
Net asset value, beginning of period            $19.54        $16.88        $15.04             $12.47        $15.51         $25.90
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b)               (0.06)         0.04         (0.09)             (0.07)        (0.06)         (0.07)
  Net realized and unrealized
   gains (losses) on investments                  3.04          2.62          1.93               2.64         (2.96)         (5.90)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS                           2.98          2.66          1.84               2.57         (3.02)         (5.97)
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                             --            --            --                 --            --             --
  Net realized gains                                --            --            --                 --          0.02           4.42
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                 --            --            --                 --          0.02           4.42
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $22.52        $19.54        $16.88             $15.04        $12.47         $15.51
===================================================================================================================================
TOTAL RETURN (A)                                15.25%        15.76%        12.23%             20.61%       (19.50%)       (27.27%)

RATIOS/SUPPLEMENTAL DATA:
  Net ASSETS, END OF PERIOD (IN THOUSANDS)        $351          $272          $423               $326          $293           $279
  Ratios to average net assets:
   Net investment income (loss)*                (0.57%)        0.20%        (0.51%)            (0.47%)       (0.39%)        (0.36%)
   Net expenses*                                 2.20%         2.24%         2.40%              2.26%         2.02%          2.09%
   Gross expenses*                               2.20%         2.25%         2.42%              2.33%         2.02%          2.10%
  Portfolio turnover rate                          38%           61%           28%                64%           51%            62%
-----------------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------------
                                                                                CLASS Y
                                              3/31/06+       9/30/05       9/30/04            9/30/03       9/30/02        9/30/01
-----------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                      --            --            --                 --            --       11/29/93
Net asset value, beginning of period            $21.14        $18.21        $16.14             $13.45        $16.66         $27.22
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b)                0.05          0.24          0.09               0.08          0.09           0.10
  Net realized and unrealized
   gains (losses) on investments                  3.29          2.84          2.05               2.72         (3.16)         (6.24)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS                           3.34          3.08          2.14               2.80         (3.07)         (6.14)
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                           0.19          0.15          0.07               0.11          0.12             --
  Net realized gains                                --            --            --                 --          0.02           4.42
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                               0.19          0.15          0.07               0.11          0.14           4.42
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $24.29        $21.14        $18.21             $16.14        $13.45         $16.66
===================================================================================================================================
TOTAL RETURN (A)                                15.86%        16.98%        13.31%             20.87%       (18.65%)       (26.50%)

RATIOS/SUPPLEMENTAL DATA:
  Net ASSETS, END OF PERIOD (IN THOUSANDS)     $21,630       $18,183       $16,596            $13,548       $10,516        $13,068
  Ratios to average net assets:
   Net investment income (loss)*                 0.43%         1.19%         0.49%              0.51%         0.56%          0.48%
   Net expenses*                                 1.20%         1.24%         1.40%              1.26%         1.02%          1.09%
   Gross expenses*                               1.20%         1.25%         1.42%              1.34%         1.02%          1.10%
  Portfolio turnover rate                          38%           61%           28%                64%           51%            62%
-----------------------------------------------------------------------------------------------------------------------------------



See Notes to Financial Highlights and Notes to Financial Statements.

Financial Highlights
SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED


GE INTERNATIONAL EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                     CLASS A
                                              3/31/06+       9/30/05       9/30/04            9/30/03       9/30/02        9/30/01
-----------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                      --            --            --                 --            --         3/2/94
Net asset value, beginning of period            $15.87        $12.73        $10.58              $9.41        $11.87         $19.24
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b)                0.04          0.14          0.09               0.07          0.06           0.11
  Net realized and unrealized
   gains (losses) on investments                  2.79          3.07          2.11               1.17         (2.44)         (5.64)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS                           2.83          3.21          2.20               1.24         (2.38)         (5.53)
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                           0.14          0.07          0.05               0.07          0.08             --
  Net realized gains                                --            --            --                 --            --           1.84
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                               0.14          0.07          0.05               0.07          0.08           1.84
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $18.56        $15.87        $12.73             $10.58         $9.41         $11.87
===================================================================================================================================
TOTAL RETURN (A)                                17.91%        25.32%        20.88%             13.18%       (20.28%)       (31.34%)

RATIOS/SUPPLEMENTAL DATA:
  Net ASSETS, END OF PERIOD (IN THOUSANDS)     $38,131       $28,881       $23,144            $19,694       $19,773        $33,328
  Ratios to average net assets:
   Net investment income (loss)*                 0.42%         0.97%         0.69%              0.75%         0.50%          0.71%
   Net expenses*                                 1.42%         1.42%         1.58%              1.51%         1.35%          1.34%
   Gross expenses*                               1.42%         1.43%         1.58%              1.51%         1.38%          1.34%
  Portfolio turnover rate                          24%           66%           31%                68%           53%            68%
-----------------------------------------------------------------------------------------------------------------------------------

GE INTERNATIONAL EQUITY FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                                                 CLASS B
                                              3/31/06+       9/30/05       9/30/04            9/30/03       9/30/02        9/30/01
----------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                      --            --            --                 --            --         3/2/94
Net asset value, beginning of period            $14.79        $11.89         $9.92              $8.86        $11.18         $18.36
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b)              (0.03)          0.02        (0.00)(D)           (0.01)        (0.03)         (0.02)
  Net realized and unrealized
   gains (losses) on investments                  2.60          2.88          1.98               1.07         (2.29)         (5.32)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS                           2.57          2.90          1.98               1.06         (2.32)         (5.34)
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                           0.03            --          0.01                 --            --             --
  Net realized gains                                --            --            --                 --            --           1.84
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                               0.03            --          0.01                 --            --           1.84
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $17.33        $14.79        $11.89              $9.92         $8.86         $11.18
==================================================================================================================================
TOTAL RETURN (A)                                17.39%        24.39%        19.97%             11.96%       (20.84%)       (31.92%)

RATIOS/SUPPLEMENTAL DATA:
  Net ASSETS, END OF PERIOD (IN THOUSANDS)      $1,492        $1,249        $1,286               $954          $784         $1,166
  Ratios to average net assets:
   Net investment income (loss)*                (0.37%)        0.12%        (0.02%)            (0.09%)       (0.24%)        (0.13%)
   Net expenses*                                  2.16         2.18%         2.33%              2.25%         2.10%          2.09%
   Gross expenses*                                2.17         2.18%         2.33%              2.25%         2.14%          2.09%
  Portfolio turnover rate                          24%           66%           31%                68%           53%            68%
-----------------------------------------------------------------------------------------------------------------------------------





-----------------------------------------------------------------------------------------------------------------------------------
                                                                             CLASS C (LEVEL LOAD)
                                              3/31/06+       9/30/05       9/30/04            9/30/03       9/30/02        9/30/01
-----------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                      --            --            --                 --            --        9/30/99
Net asset value, beginning of period            $14.85        $11.94         $9.95              $8.85        $11.18         $18.37
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b)               (0.03)         0.03         (0.01)              0.00(D)      (0.01)         (0.01)
  Net realized and unrealized
   gains (losses) on investments                  2.62          2.88          2.01               1.12         (2.32)         (5.34)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS                           2.59          2.91          2.00               1.12         (2.33)         (5.35)
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                           0.01            --          0.01               0.02            --             --
  Net realized gains                                --            --            --                 --            --           1.84
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                               0.01            --          0.01               0.02            --           1.84
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $17.43        $14.85        $11.94              $9.95         $8.85         $11.18
===================================================================================================================================
TOTAL RETURN (A)                                17.47%        24.37%        20.07%             12.62%       (20.91%)       (31.86%)

RATIOS/SUPPLEMENTAL DATA:
  Net ASSETS, END OF PERIOD (IN THOUSANDS)      $1,215        $1,196        $1,081             $1,200          $394           $246
  Ratios to average net assets:
   Net investment income (loss)*                (0.37%)        0.19%        (0.09%)             0.05%        (0.12%)        (0.06%)
   Net expenses*                                 2.16%         2.17%         2.32%              2.27%         2.10%          2.09%
   Gross expenses*                               2.17%         2.18%         2.33%              2.28%         2.15%          2.09%
  Portfolio turnover rate                          24%           66%           31%                68%           53%            68%
-----------------------------------------------------------------------------------------------------------------------------------




-----------------------------------------------------------------------------------------------------------------------------------
                                                                                 CLASS Y
                                              3/31/06+       9/30/05       9/30/04            9/30/03       9/30/02        9/30/01
-----------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                      --            --            --                 --            --         3/2/94
Net asset value, beginning of period            $16.01        $12.85        $10.68              $9.53        $12.02         $19.42
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b)                0.03          0.18          0.12               0.09          0.09           0.16
  Net realized and unrealized
   gains (losses) on investments                  2.86          3.09          2.14               1.16         (2.46)         (5.72)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS                           2.89          3.27          2.26               1.25         (2.37)         (5.56)
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                           0.17          0.11          0.09               0.10          0.12             --
  Net realized gains                                --            --            --                 --            --           1.84
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                               0.17          0.11          0.09               0.10          0.12           1.84
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $18.73        $16.01        $12.85             $10.68         $9.53         $12.02
===================================================================================================================================
TOTAL RETURN (A)                                18.19%        25.58%        21.22%             13.19%       (20.05%)       (31.22%)

RATIOS/SUPPLEMENTAL DATA:
  Net ASSETS, END OF PERIOD (IN THOUSANDS)      $9,171       $69,794       $46,942            $37,413       $24,997        $31,781
  Ratios to average net assets:
   Net investment income (loss)*                 0.39%         1.26%         0.95%              0.91%         0.75%          1.03%
   Net expenses*                                 1.13%         1.17%         1.33%              1.25%         1.10%          1.09%
   Gross expenses*                               1.13%         1.17%         1.33%              1.26%         1.14%          1.09%
  Portfolio turnover rate                          24%           66%           31%                68%           53%            68%
-----------------------------------------------------------------------------------------------------------------------------------


See Notes to Financial Highlights and Notes to Financial Statements.

Financial Highlights
SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED


GE PREMIER GROWTH EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                    CLASS A
                                              3/31/06+       9/30/05       9/30/04            9/30/03       9/30/02        9/30/01
-----------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                      --            --            --                 --            --       12/31/96
Net asset value, beginning of period            $26.96        $24.71        $23.26             $18.50        $22.63         $31.38
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b)                0.01          0.11         (0.01)             (0.05)        (0.08)         (0.09)
  Net realized and unrealized
    gains (losses) on investments                 1.35          2.19          1.46               4.81         (3.32)         (7.06)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS                           1.36          2.30          1.45               4.76         (3.40)         (7.15)
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                             --          0.05            --                 --            --             --
  Net realized gains                              0.58            --            --                 --          0.73           1.60
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                               0.58          0.05            --                 --          0.73           1.60
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $27.74        $26.96        $24.71             $23.26        $18.50         $22.63
===================================================================================================================================
TOTAL RETURN (A)                                 5.07%         9.31%         6.23%             25.73%       (15.97%)       (23.94%)

RATIOS/SUPPLEMENTAL DATA:
  Net ASSETS, END OF PERIOD (IN THOUSANDS)    $296,343      $358,382      $378,947           $243,274      $127,446       $104,215
  Ratios to average net assets:
   Net investment income (loss)*                 0.04%         0.43%        (0.04%)            (0.23%)       (0.36%)        (0.32%)
   Net expenses*                                 0.99%         0.97%         1.00%              1.07%         1.05%          1.08%
   Gross expenses*                               0.99%         0.97%         1.00%              1.08%         1.05%          1.10%
  Portfolio turnover rate                          13%           34%           21%                17%           19%            20%
-----------------------------------------------------------------------------------------------------------------------------------



GE PREMIER GROWTH EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                 CLASS B
                                              3/31/06+       9/30/05       9/30/04            9/30/03       9/30/02        9/30/01
-----------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                      --            --            --                 --            --       12/31/96
Net asset value, beginning of period            $25.27        $23.29        $22.09             $17.70        $21.84         $30.55
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b)               (0.09)        (0.07)        (0.19)             (0.20)        (0.26)         (0.29)
  Net realized and unrealized
    gains (losses) on investments                 1.27          2.05          1.39               4.59         (3.15)         (6.82)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS                           1.18          1.98          1.20               4.39         (3.41)         (7.11)
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                             --            --            --                 --            --             --
  Net realized gains                              0.58            --            --                 --          0.73           1.60
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                               0.58            --            --                 --          0.73           1.60
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $25.87        $25.27        $23.29             $22.09        $17.70         $21.84
===================================================================================================================================
TOTAL RETURN (A)                                 4.69%         8.50%         5.43%             24.80%       (16.61%)       (24.48%)

RATIOS/SUPPLEMENTAL DATA:
  Net ASSETS, END OF PERIOD (IN THOUSANDS)     $21,602       $27,629       $35,377            $34,657       $25,900        $32,761
  Ratios to average net assets:
   Net investment income (loss)*                (0.72%)       (0.29%)       (0.78%)            (0.98%)       (1.13%)        (1.07%)
   Net expenses*                                 1.74%         1.72%         1.75%              1.82%         1.81%          1.83%
   Gross expenses*                               1.74%         1.72%         1.75%              1.82%         1.81%          1.85%
  Portfolio turnover rate                          13%           34%           21%                17%           19%            20%
-----------------------------------------------------------------------------------------------------------------------------------





-----------------------------------------------------------------------------------------------------------------------------------
                                                                               CLASS C (LEVEL LOAD)
                                              3/31/06+       9/30/05       9/30/04            9/30/03       9/30/02        9/30/01
-----------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                      --            --            --                 --            --        9/30/99
Net asset value, beginning of period            $25.28        $23.30        $22.10             $17.69        $21.84         $30.55
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b)               (0.09)        (0.08)        (0.19)             (0.20)        (0.23)         (0.29)
  Net realized and unrealized
    gains (losses) on investments                 1.27          2.06          1.39               4.61         (3.19)         (6.82)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS                           1.18          1.98          1.20               4.41         (3.42)         (7.11)
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                             --            --            --                 --            --             --
  Net realized gains                              0.58            --            --                 --          0.73           1.60
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                               0.58            --            --                 --          0.73           1.60
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $25.88        $25.28        $23.30             $22.10        $17.69         $21.84
===================================================================================================================================
TOTAL RETURN (A)                                 4.69%         8.50%         5.43%             24.93%       (16.66%)       (24.48%)

RATIOS/SUPPLEMENTAL DATA:
  Net ASSETS, END OF PERIOD (IN THOUSANDS)     $58,502       $63,433       $68,744            $47,482       $14,003         $3,933
  Ratios to average net assets:
   Net investment income (loss)*                (0.71%)       (0.32%)       (0.79%)            (0.99%)       (1.04%)        (1.08%)
   Net expenses*                                 1.74%         1.72%         1.75%              1.83%         1.77%          1.84%
   Gross expenses*                               1.74%         1.72%         1.75%              1.84%         1.77%          1.87%
  Portfolio turnover rate                          13%           34%           21%                17%           19%            20%
-----------------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------------
                                                                                CLASS Y
                                              3/31/06+       9/30/05       9/30/04            9/30/03       9/30/02        9/30/01
-----------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                      --            --            --                 --            --       12/31/96
Net asset value, beginning of period            $27.40        $25.13        $23.60             $18.72        $22.84         $31.58
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b)                0.04          0.16          0.05               0.00(D)      (0.03)         (0.02)
  Net realized and unrealized
    gains (losses) on investments                 1.38          2.26          1.48               4.88         (3.36)         (7.12)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS                           1.42          2.42          1.53               4.88         (3.39)         (7.14)
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                           0.06          0.15            --                 --            --             --
  Net realized gains                              0.58            --            --                 --          0.73           1.60
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                               0.64          0.15            --                 --          0.73           1.60
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $28.18        $27.40        $25.13             $23.60        $18.72         $22.84
===================================================================================================================================
TOTAL RETURN (A)                                 5.20%         9.62%         6.48%             26.07%       (15.78%)       (23.75%)

RATIOS/SUPPLEMENTAL DATA:
  Net ASSETS, END OF PERIOD (IN THOUSANDS)     $90,309      $209,902      $139,864            $93,875       $47,446        $47,064
  Ratios to average net assets:
   Net investment income (loss)*                 0.29%         0.58%         0.21%              0.02%        (0.11%)        (0.09%)
   Net expenses*                                 0.74%         0.72%         0.75%              0.82%         0.80%          0.84%
   Gross expenses*                               0.74%         0.72%         0.75%              0.83%         0.80%          0.87%
  Portfolio turnover rate                          13%           34%           21%                17%           19%            20%
-----------------------------------------------------------------------------------------------------------------------------------




See Notes to Financial Highlights and Notes to Financial Statements.

Financial Highlights
SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED


GE STRATEGIC INVESTMENT FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                                                    CLASS A
                                              3/31/06+       9/30/05       9/30/04          9/30/03       9/30/02        9/30/01
---------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                      --            --            --               --            --        2/22/93
Net asset value, beginning of period            $24.94        $23.67        $22.19           $19.30        $22.20         $26.86
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b)                0.20          0.43          0.30             0.31          0.43           0.58
  Net realized and unrealized
    gains (losses) on investments                 1.52          1.67          1.45             2.99         (1.88)         (2.85)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS                           1.72          2.10          1.75             3.30         (1.45)         (2.27)
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                           0.42          0.39          0.27             0.41          0.54           0.64
  Net realized gains                              1.77          0.44            --               --          0.91           1.75
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                               2.19          0.83          0.27             0.41          1.45           2.39
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $24.47        $24.94        $23.67           $22.19        $19.30         $22.20
=================================================================================================================================
TOTAL RETURN (A)                                 7.43%         8.90%         7.94%           17.33%        (7.48%)        (9.31%)

RATIOS/SUPPLEMENTAL DATA:
  Net ASSETS, END OF PERIOD (IN THOUSANDS)    $129,909      $129,971      $128,471         $113,033       $96,111       $104,421
  Ratios to average net assets:
  Net investment income*                         1.65%         1.74%         1.28%            1.50%         1.97%          2.35%
   Net expenses*                                 0.83%         0.80%         0.81%            0.84%         0.86%          0.86%
   Gross expenses*                               0.83%         0.81%         0.81%            0.84%         0.86%          0.86%
  Portfolio turnover rate                         132%          119%          135%             134%          115%           121%
---------------------------------------------------------------------------------------------------------------------------------


GE STRATEGIC INVESTMENT FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                                                  CLASS B
                                              3/31/06+       9/30/05       9/30/04          9/30/03       9/30/02        9/30/01
---------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                      --            --            --               --            --       12/22/93
Net asset value, beginning of period            $24.13        $22.91        $21.50           $18.69        $21.53         $26.13
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b)                0.10          0.24          0.12             0.15          0.26           0.38
  Net realized and unrealized
    gains (losses) on investments                 1.47          1.61          1.42             2.90         (1.84)         (2.77)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS                           1.57          1.85          1.54             3.05         (1.58)         (2.39)
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                           0.22          0.19          0.13             0.24          0.35           0.46
  Net realized gains                              1.77          0.44            --               --          0.91           1.75
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                               1.99          0.63          0.13             0.24          1.26           2.21
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $23.71        $24.13        $22.91           $21.50        $18.69         $21.53
=================================================================================================================================
TOTAL RETURN (A)                                 7.02%         8.13%         7.15%           16.45%        (8.19%)       (10.00%)

RATIOS/SUPPLEMENTAL DATA:
  Net ASSETS, END OF PERIOD (IN THOUSANDS)     $16,349       $17,746       $20,077          $17,297       $15,215        $19,353
  Ratios to average net assets:
   Net investment income*                        0.88%         0.99%         0.53%            0.75%         1.20%          1.60%
   Net expenses*                                 1.58%         1.55%         1.56%            1.59%         1.61%          1.61%
   Gross expenses*                               1.58%         1.56%         1.56%            1.59%         1.61%          1.61%
  Portfolio turnover rate                         132%          119%          135%             134%          115%           121%
---------------------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------------
                                                                              CLASS C (LEVEL LOAD)
                                              3/31/06+       9/30/05       9/30/04           9/30/03       9/30/02       9/30/01
---------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                      --            --            --               --            --        9/30/99
Net asset value, beginning of period            $23.62        $22.51        $21.18           $18.44        $21.31         $25.91
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (b)                       0.10          0.23          0.13             0.15          0.26           0.37
  Net realized and unrealized
   gains (losses) on investments                  1.43          1.58          1.39             2.89         (1.84)         (2.71)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
INVESTMENT OPERATIONS                             1.53          1.81          1.52             3.04         (1.58)         (2.34)
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                           0.22          0.26          0.19             0.30          0.38           0.51
  Net realized gains                              1.77          0.44            --               --          0.91           1.75
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                               1.99          0.70          0.19             0.30          1.29           2.26
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $23.16        $23.62        $22.51           $21.18        $18.44         $21.31
=================================================================================================================================
TOTAL RETURN (A)                                 7.01%         8.12%         7.14%           16.62%        (8.21%)       (10.00%)

RATIOS/SUPPLEMENTAL DATA:
  Net ASSETS, END OF PERIOD (IN THOUSANDS)     $14,082       $15,975       $15,743           $5,355        $2,904         $2,778
  Ratios to average net assets:
   Net investment income*                        0.89%         0.99%         0.57%            0.74%         1.23%          1.59%
   Net expenses*                                 1.58%         1.55%         1.55%            1.58%         1.61%          1.61%
   Gross expenses*                               1.58%         1.56%         1.56%            1.58%         1.61%          1.61%
  Portfolio turnover rate                         132%          119%          135%             134%          115%           121%
---------------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------------
                                                                                  CLASS Y
                                              3/31/06+       9/30/05       9/30/04          9/30/03       9/30/02        9/30/01
---------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                      --            --            --               --            --       11/29/93
Net asset value, beginning of period            $25.01        $23.74        $22.24           $19.34        $22.25         $26.92
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (b)                       0.24          0.50          0.36             0.36          0.49           0.63
  Net realized and unrealized
   gains (losses) on investments                  1.64          1.66          1.47             3.01         (1.90)         (2.85)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS                           1.88          2.16          1.83             3.37         (1.41)         (2.22)
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                           0.48          0.45          0.33             0.47          0.59           0.70
  Net realized gains                              1.77          0.44            --               --          0.91           1.75
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                               2.25          0.89          0.33             0.47          1.50           2.45
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $24.64        $25.01        $23.74           $22.24        $19.34         $22.25
=================================================================================================================================
TOTAL RETURN (A)                                 8.13%         9.20%         8.22%           17.65%        (7.27%)        (9.10%)

RATIOS/SUPPLEMENTAL DATA:
  Net ASSETS, END OF PERIOD (IN THOUSANDS)      $3,118       $94.317      $107,340         $103,532       $78,294        $82,850
  Ratios to average net assets:
   Net investment income*                        1.85%         2.01%         1.52%            1.75%         2.22%          2.59%
   Net expenses*                                 0.57%         0.55%         0.56%            0.59%         0.61%          0.62%
   Gross expenses*                               0.57%         0.56%         0.56%            0.59%         0.61%          0.62%
  Portfolio turnover rate                         132%          119%          135%             134%          115%           121%
----------------------------------------------------------------------------------------------------------------------------------


See Notes to Financial Highlights and Notes to Financial Statements.

Financial Highlights
SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED


GE GOVERNMENT SECURITIES FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                    CLASS A
                                              3/31/06+       9/30/05       9/30/04          9/30/03       9/30/02        9/30/01
-----------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                      --            --            --               --            --         9/8/93
Net asset value, beginning of period             $8.69         $8.79         $8.90            $8.94         $8.54          $8.06
INCOME (LOSS) FROM  INVESTMENT OPERATIONS:
  Net investment income (b)                       0.16          0.28          0.25             0.30          0.35           0.46
  Net realized and unrealized
   gains (losses) on investments                 (0.21)        (0.10)        (0.11)           (0.04)         0.42           0.50
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
INVESTMENT OPERATIONS                            (0.05)         0.18          0.14             0.26          0.77           0.96
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                           0.16          0.28          0.25             0.30          0.37           0.48(C)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                               0.16          0.28          0.25             0.30          0.37           0.48
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                   $8.48         $8.69         $8.79            $8.90         $8.94          $8.54
===================================================================================================================================
TOTAL RETURN (A)                                (0.62%)        2.08%         1.60%            2.95%         9.38%         12.16%

RATIOS/SUPPLEMENTAL DATA:
  Net ASSETS, END OF PERIOD (IN THOUSANDS)    $141,373      $154,259      $169,373         $194,705      $204,181       $174,496
  Ratios to average net assets:
   Net investment income*                        3.69%         3.21%         2.80%            3.36%         4.13%          5.59%
   Net expenses*                                 0.87%         0.86%         0.95%            0.87%         0.85%          0.85%
   Gross expenses*                               0.87%         0.86%         0.96%            0.87%         0.85%          0.92%
  Portfolio turnover rate                         117%          148%          217%             151%          182%           189%
-----------------------------------------------------------------------------------------------------------------------------------


GE GOVERNMENT SECURITIES FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                                                  CLASS B
                                              3/31/06+       9/30/05       9/30/04          9/30/03       9/30/02        9/30/01
---------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                      --            --            --               --            --        4/22/87
Net asset value, beginning of period             $8.77         $8.86         $8.98            $9.01         $8.61          $8.12
INCOME (LOSS) FROM  INVESTMENT OPERATIONS:
  Net investment income (b)                       0.13          0.21          0.18             0.24          0.28           0.41
  Net realized and unrealized
   gains (losses) on investments                 (0.21)        (0.08)        (0.12)           (0.04)         0.43           0.50
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS                          (0.08)         0.13          0.06             0.20          0.71           0.91
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                           0.13          0.22          0.18             0.23          0.31           0.42(C)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                               0.13          0.22          0.18             0.23          0.31           0.42
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                   $8.56         $8.77         $8.86            $8.98         $9.01          $8.61
==================================================================================================================================
TOTAL RETURN (A)                                (0.96%)        1.44%         0.74%            2.31%         8.41%         11.52%

RATIOS/SUPPLEMENTAL DATA:
  Net ASSETS, END OF PERIOD (IN THOUSANDS)      $1,890        $2,327        $5,159           $8,366       $16,462        $58,838
  Ratios to average net assets:
   Net investment income*                        2.94%         2.43%         2.04%            2.68%         3.31%          4.90%
   Net expenses*                                 1.62%         1.61%         1.70%            1.62%         1.60%          1.60%
   Gross expenses*                               1.62%         1.62%         1.71%            1.62%         1.64%          1.70%
  Portfolio turnover rate                         117%          148%          217%             151%          182%           189%
-----------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------------------
                                                                             CLASS C (LEVEL LOAD)
                                              3/31/06+       9/30/05       9/30/04          9/30/03       9/30/02       9/30/01
--------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                      --            --            --               --            --       9/30/99
Net asset value, beginning of period             $8.80         $8.89         $9.00            $9.04         $8.64         $8.14
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (b)                       0.13          0.22          0.18             0.24          0.30          0.41
  Net realized and unrealized
   gains (losses) on investments                 (0.21)        (0.09)        (0.11)           (0.05)         0.41          0.51
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM
  INVESTMENT OPERATIONS                          (0.08)         0.13          0.07             0.19          0.71          0.92
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                           0.13          0.22          0.18             0.23          0.31       0.42(C)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                               0.13          0.22          0.18             0.23          0.31          0.42
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                   $8.59         $8.80         $8.89            $9.00         $9.04         $8.64
================================================================================================================================
TOTAL RETURN (A)                                (0.96%)        1.44%         0.85%            2.19%         8.38%        11.63%

RATIOS/SUPPLEMENTAL DATA:
  Net ASSETS, END OF PERIOD (IN THOUSANDS)        $493          $543          $777           $1,047        $1,142          $122
  Ratios to average net assets:
   Net investment income*                        2.94%         2.40%         2.04%            2.61%         3.40%         4.91%
   Net expenses*                                 1.62%         1.61%         1.70%            1.62%         1.57%         1.60%
   Gross expenses*                               1.62%         1.62%         1.71%            1.62%         1.57%         1.64%
  Portfolio turnover rate                         117%          148%          217%             151%          182%          189%
--------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Highlights and Notes to Financial Statements.

Financial Highlights
SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED


GE SHORT-TERM GOVERNMENT FUND
--------------------------------------------------------------------------------------------------------------------------------
                                                                                   CLASS A
                                              3/31/06+       9/30/05       9/30/04          9/30/03       9/30/02        9/30/01
--------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                      --            --            --               --            --         3/2/94
Net asset value, beginning of period            $11.31        $11.67        $12.04           $12.21        $12.17         $11.68
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (b)                       0.24          0.48          0.36             0.34          0.57           0.65
  Net realized and unrealized
   gains (losses) on investments                 (0.11)        (0.36)        (0.25)           (0.09)         0.11           0.50
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM
 INVESTMENT OPERATIONS                            0.13          0.12          0.11             0.25          0.68           1.15
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                           0.23          0.48          0.36             0.41          0.59           0.66
  Net realized gains                                --            --          0.09             0.01          0.05             --
  RETURN OF CAPITAL                                 --            --          0.03               --            --             --
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                               0.23          0.48          0.48             0.42          0.64           0.66
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $11.21        $11.31        $11.67           $12.04        $12.21         $12.17
================================================================================================================================
TOTAL RETURN (A)                                 1.18%         1.08%         0.91%            2.06%         5.65%         10.10%

RATIOS/SUPPLEMENTAL DATA:
  Net ASSETS, END OF PERIOD (IN THOUSANDS)     $40,210       $43,909       $53,825          $64,054       $54,089        $27,798
  Ratios to average net assets:
   Net investment income*                        4.35%         4.15%         3.02%            2.82%         4.70%          5.50%
   Net expenses*                                 0.80%         0.78%         0.75%            0.73%         0.70%          0.70%
   Gross expenses*                               0.84%         0.86%         0.86%            0.80%         0.78%          0.88%
  Portfolio turnover rate                          86%           91%           89%             110%           42%            79%
--------------------------------------------------------------------------------------------------------------------------------



GE SHORT-TERM GOVERNMENT FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                                                  CLASS B
                                              3/31/06+       9/30/05       9/30/04          9/30/03       9/30/02        9/30/01
---------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                      --            --            --               --            --         3/2/94
Net asset value, beginning of period            $11.29        $11.65        $12.02           $12.19        $12.16         $11.66
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (b)                       0.21          0.41          0.29             0.27          0.50           0.56
  Net realized and unrealized
   gains (losses) on investments                 (0.11)        (0.36)        (0.25)           (0.10)         0.10           0.52
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM
 INVESTMENT OPERATIONS                            0.10          0.05          0.04             0.17          0.60           1.08
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                           0.20          0.41          0.29             0.33          0.52           0.58
  Net realized gains                                --            --          0.09             0.01          0.05             --
  Return of Capital                                 --            --          0.03               --            --             --
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                               0.20          0.41          0.41             0.34          0.57           0.58
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $11.19        $11.29        $11.65           $12.02        $12.19         $12.16
=================================================================================================================================
TOTAL RETURN (A)                                 0.88%         0.47%         0.30%            1.45%         4.94%          9.55%

RATIOS/SUPPLEMENTAL DATA:
  Net ASSETS, END OF PERIOD (IN THOUSANDS)      $4,269        $4,243        $5,044           $5,206        $3,399           $972
  Ratios to average net assets:
   Net investment income*                        3.74%         3.55%         2.44%            2.20%         4.11%          4.77%
   Net expenses*                                 1.40%         1.38%         1.35%            1.32%         1.30%          1.30%
   Gross expenses*                               1.44%         1.46%         1.46%            1.40%         1.41%          1.44%
  Portfolio turnover rate                          86%           91%           89%             110%           42%            79%
---------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------------------
                                                                              CLASS C (LEVEL LOAD)
                                              3/31/06+       9/30/05       9/30/04          9/30/03       9/30/02        9/30/01
--------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                      --            --            --               --            --        9/30/99
Net asset value, beginning of period            $11.29        $11.65        $12.02           $12.19        $12.16         $11.66
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (b)                       0.20          0.39          0.26             0.24          0.48           0.52
  Net realized and unrealized
   gains (losses) on investments                 (0.10)        (0.35)        (0.24)           (0.09)         0.10           0.55
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM
 INVESTMENT OPERATIONS                            0.10          0.04          0.02             0.15          0.58           1.07
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                           0.19          0.40          0.27             0.31          0.50           0.57
  Net realized gains                                --            --          0.09             0.01          0.05             --
  Return of Capital                                 --            --          0.03               --            --             --
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                               0.19          0.40          0.39             0.32          0.55           0.57
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $11.20        $11.29        $11.65           $12.02        $12.19         $12.16
================================================================================================================================
TOTAL RETURN (A)                                 0.89%         0.32%         0.14%            1.29%         4.78%          9.38%

RATIOS/SUPPLEMENTAL DATA:
  Net ASSETS, END OF PERIOD (IN THOUSANDS)      $4,774        $5,322        $7,591           $8,281        $3,762           $767
  Ratios to average net assets:
   Net investment income*                        3.61%         3.38%         2.24%            1.99%         3.94%          4.41%
   Net expenses*                                 1.55%         1.53%         1.50%            1.47%         1.44%          1.45%
   Gross expenses*                               1.59%         1.61%         1.61%            1.55%         1.57%          1.62%
  Portfolio turnover rate                          86%           91%           89%             110%           42%            79%
--------------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------------
                                                                                    CLASS Y
                                              3/31/06+       9/30/05       9/30/04          9/30/03       9/30/02        9/30/01
---------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                      --            --            --               --            --         3/2/94
Net asset value, beginning of period            $11.27        $11.63        $12.00           $12.17        $12.13         $11.67
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (b)                       0.24          0.52          0.38             0.40          0.59           0.75
  Net realized and unrealized
   gains (losses) on investments                 (0.09)        (0.37)        (0.23)           (0.12)         0.12           0.40
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM
 INVESTMENT OPERATIONS                            0.15          0.15          0.15             0.28          0.71           1.15
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                           0.24          0.51          0.40             0.44          0.62           0.69
  Net realized gains                                --            --          0.09             0.01          0.05             --
  Return of Capital                                 --            --          0.03               --            --             --
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                               0.24          0.51          0.52             0.45          0.67           0.69
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $11.18        $11.27        $11.63           $12.00        $12.17         $12.13
=================================================================================================================================
TOTAL RETURN (A)                                 1.38%         1.32%         1.26%            2.32%         6.06%         10.11%

RATIOS/SUPPLEMENTAL DATA:
  Net ASSETS, END OF PERIOD (IN THOUSANDS)     $48,498        $7,302        $7,821           $1,160        $3,272         $2,194
  Ratios to average net assets:
   Net investment income*                        4.30%         4.41%         3.41%            3.33%         4.95%          6.36%
   Net expenses*                                 0.55%         0.53%         0.50%            0.47%         0.45%          0.42%
   Gross expenses*                               0.55%         0.61%         0.62%            0.52%         0.54%          0.44%
  Portfolio turnover rate                          86%           91%           89%             110%           42%            79%
---------------------------------------------------------------------------------------------------------------------------------


See Notes to Financial Highlights and Notes to Financial Statements.

Financial Highlights
SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED


GE TAX-EXEMPT FUND
-------------------------------------------------------------------------------------------------------------------------------
                                                                                    CLASS A
                                              3/31/06+       9/30/05       9/30/04          9/30/03       9/30/02       9/30/01
-------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                      --            --            --               --            --        9/8/93
Net asset value, beginning of period            $11.77        $12.04        $12.19           $12.21        $11.75        $11.16
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (b)                       0.23          0.45          0.43             0.44          0.47          0.53
  Net realized and unrealized
   gains (losses) on investments                 (0.21)        (0.27)        (0.15)           (0.02)         0.47          0.59
-------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM
  INVESTMENT OPERATIONS                           0.02          0.18          0.28             0.42          0.94          1.12
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                           0.23          0.45          0.43             0.44          0.48          0.53
-------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                               0.23          0.45          0.43             0.44          0.48          0.53
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $11.56        $11.77        $12.04           $12.19        $12.21        $11.75
===============================================================================================================================
TOTAL RETURN (A)                                 0.18%         1.50%         2.37%            3.54%         8.29%        10.27%

RATIOS/SUPPLEMENTAL DATA:
  Net ASSETS, END OF PERIOD (IN THOUSANDS)     $27,176       $29,685       $40,638          $41,541       $36,512       $26,304
  Ratios to average net assets:
   Net investment income*                        3.98%         3.77%         3.58%            3.59%         4.03%         4.62%
   Net expenses*                                 0.87%         0.87%         0.87%            0.85%         0.85%         0.80%
   Gross expenses*                               1.02%         0.96%         0.90%            0.86%         0.86%         0.83%
  Portfolio turnover rate                          30%           39%           17%              30%           32%           12%
-------------------------------------------------------------------------------------------------------------------------------


GE TAX-EXEMPT FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                                                CLASS B
                                              3/31/06+       9/30/05     9/30/04            9/30/03       9/30/02        9/30/01
---------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                      --            --          --                 --            --         9/8/93
Net asset value, beginning of period            $11.77        $12.04      $12.18             $12.21        $11.75         $11.16
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (b)                       0.19          0.36        0.34               0.35          0.39           0.45
  Net realized and unrealized
   gains (losses) on investments                 (0.21)        (0.27)      (0.14)             (0.03)         0.47           0.59
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM
  INVESTMENT OPERATIONS                          (0.02)         0.09        0.20               0.32          0.86           1.04
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                           0.19          0.36        0.34               0.35          0.40           0.45
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                               0.19          0.36        0.34               0.35          0.40           0.45
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $11.56        $11.77      $12.04             $12.18        $12.21         $11.75
=================================================================================================================================
TOTAL RETURN (A)                                (0.19%)        0.75%       1.69%              2.69%         7.49%          9.44%

RATIOS/SUPPLEMENTAL DATA:
  Net ASSETS, END OF PERIOD (IN THOUSANDS)      $1,310        $1,630      $2,582             $3,779        $4,108         $4,739
  Ratios to average net assets:
   Net investment income*                        3.24%         3.02%       2.82%              2.89%         3.31%          3.88%
   Net expenses*                                 1.62%         1.62%       1.62%              1.60%         1.59%          1.55%
   Gross expenses*                               1.77%         1.71%       1.66%              1.61%         1.60%          1.59%
  Portfolio turnover rate                          30%           39%         17%                30%           32%            12%
---------------------------------------------------------------------------------------------------------------------------------




-------------------------------------------------------------------------------------------------------------------------------
                                                                              CLASS C (LEVEL LOAD)
                                              3/31/06+       9/30/05       9/30/04          9/30/03       9/30/02       9/30/01
-------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                      --            --            --               --            --       9/30/99
Net asset value, beginning of period            $11.76        $12.04        $12.18           $12.21        $11.75        $11.16
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (b)                       0.19          0.36          0.34             0.35          0.35          0.45
  Net realized and unrealized
   gains (losses) on investments                 (0.20)        (0.28)        (0.14)           (0.03)         0.50          0.59
-------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM
  INVESTMENT OPERATIONS                          (0.01)         0.08          0.20             0.32          0.85          1.04
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                           0.19          0.36          0.34             0.35          0.39          0.45
-------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                               0.19          0.36          0.34             0.35          0.39          0.45
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $11.56        $11.76        $12.04           $12.18        $12.21        $11.75
===============================================================================================================================
TOTAL RETURN (A)                                (0.10%)        0.66%         1.69%            2.77%         7.37%         9.44%

RATIOS/SUPPLEMENTAL DATA:                         $488          $956        $1,771           $2,711        $3,364          $115
  Net ASSETS, END OF PERIOD (IN THOUSANDS)
  Ratios to average net assets:
   Net investment income*                        3.27%         3.03%         2.83%            2.90%         2.92%         3.88%
   Net expenses*                                 1.63%         1.63%         1.62%            1.60%         1.60%         1.55%
   Gross expenses*                               1.78%         1.71%         1.66%            1.60%         1.69%         1.59%
  Portfolio turnover rate                          30%           39%           17%              30%           32%           12%
-------------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------------
                                                                              CLASS Y
                                              3/31/06+       9/30/05     9/30/04            9/30/03       9/30/02        9/30/01
---------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                      --            --          --                 --            --        9/26/97
Net asset value, beginning of period            $12.72        $13.04      $13.18             $12.70        $12.22         $11.61
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (b)                       0.27          0.51        0.50               0.48          0.53           0.58
  Net realized and unrealized
   gains (losses) on investments                 (0.22)        (0.31)      (0.14)              0.50**        0.48           0.61
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM
  INVESTMENT OPERATIONS                           0.05          0.20        0.36               0.98          1.01           1.19
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                           0.27          0.52        0.50               0.50**        0.53           0.58
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                               0.27          0.52        0.50               0.50          0.53           0.58
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $12.50        $12.72      $13.04             $13.18        $12.70         $12.22
=================================================================================================================================
TOTAL RETURN (A)                                 0.37%         1.54%       2.81%              7.88%**       8.56%         10.50%

RATIOS/SUPPLEMENTAL DATA:                          $34           $34         $33               $287           $30            $28
  Net ASSETS, END OF PERIOD (IN THOUSANDS)
  Ratios to average net assets:
   Net investment income*                        4.23%         3.98%       3.81%              3.70%         4.31%          4.88%
   Net expenses*                                 0.61%         0.62%       0.62%              0.62%         0.60%          0.55%
   Gross expenses*                               0.76%         0.71%       0.66%              0.63%         0.61%          0.58%
  Portfolio turnover rate                          30%           39%         17%                30%           32%            12%
---------------------------------------------------------------------------------------------------------------------------------


See Notes to Financial Highlights and Notes to Financial Statements.

Financial Highlights
SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED


GE FIXED INCOME FUND
--------------------------------------------------------------------------------------------------------------------------------
                                                                                     CLASS A
                                              3/31/06+       9/30/05       9/30/04          9/30/03       9/30/02        9/30/01
--------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                      --            --            --               --            --        2/22/93
Net asset value, beginning of period            $12.12        $12.56        $12.78           $12.75        $12.41         $11.72
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (b)                       0.28          0.48          0.41             0.41          0.55           0.67
  Net realized and unrealized
   gains (losses) on investments                 (0.23)        (0.22)        (0.04)            0.16          0.35           0.72
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
 INVESTMENT OPERATIONS                            0.05          0.26          0.37             0.57          0.90           1.39
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                           0.31          0.47          0.42             0.44          0.56           0.70
  Net realized gains                              0.03          0.23          0.17             0.10            --             --
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                               0.34          0.70          0.59             0.54          0.56           0.70
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $11.83        $12.12        $12.56           $12.78        $12.75         $12.41
================================================================================================================================
TOTAL RETURN (A)                                 0.16%         2.11%         2.99%            4.58%         7.62%         12.12%

RATIOS/SUPPLEMENTAL DATA:
  Net ASSETS, END OF PERIOD (IN THOUSANDS)    $135,510      $142,688      $153,014         $167,091      $143,442       $129,413
  Ratios to average net assets:
   Net investment income*                        4.74%         3.85%         3.30%            3.20%         4.45%          5.54%
   Net expenses*                                 0.80%         0.80%         0.78%            0.78%         0.80%          0.80%
   Gross expenses*                               0.81%         0.81%         0.79%            0.78%         0.82%          0.81%
  Portfolio turnover rate                         172%          311%          363%             381%          308%           270%
--------------------------------------------------------------------------------------------------------------------------------




GE FIXED INCOME FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                                                 CLASS B
                                              3/31/06+       9/30/05       9/30/04          9/30/03       9/30/02        9/30/01
---------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                      --            --            --               --            --       12/22/93
Net asset value, beginning of period            $12.12        $12.56        $12.78           $12.76        $12.41         $11.73
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (b)                       0.24          0.38          0.32             0.31          0.46           0.58
  Net realized and unrealized
   gains (losses) on investments                 (0.24)        (0.21)        (0.04)            0.15          0.36           0.71
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
 INVESTMENT OPERATIONS                              --          0.17          0.28             0.46          0.82           1.29
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                           0.26          0.38          0.33             0.34          0.47           0.61
  Net realized gains                              0.03          0.23          0.17             0.10            --             --
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                               0.29          0.61          0.50             0.44          0.47           0.61
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $11.83        $12.12        $12.56           $12.78        $12.76         $12.41
=================================================================================================================================
TOTAL RETURN (A)                                (0.22%)        1.34%         2.22%            3.71%         6.73%         11.26%

RATIOS/SUPPLEMENTAL DATA:
  Net ASSETS, END OF PERIOD (IN THOUSANDS)      $2,258        $2,728        $3,208           $3,555        $3,242         $2,501
  Ratios to average net assets:
   Net investment income*                        3.99%         3.09%         2.55%            2.45%         3.72%          4.78%
   Net expenses*                                 1.55%         1.55%         1.53%            1.53%         1.55%          1.55%
   Gross expenses*                               1.57%         1.56%         1.54%            1.54%         1.57%          1.56%
  Portfolio turnover rate                         172%          311%          363%             381%          308%           270%
---------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------------------
                                                                             CLASS C (LEVEL LOAD)
                                              3/31/06+       9/30/05       9/30/04          9/30/03       9/30/02        9/30/01
--------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                      --            --            --               --            --        9/30/99
Net asset value, beginning of period            $12.14        $12.57        $12.79           $12.76        $12.41         $11.73
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (b)                       0.24          0.38          0.32             0.30          0.46           0.58
  Net realized and unrealized
   gains (losses) on investments                 (0.25)        (0.20)        (0.04)            0.17          0.36           0.71
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM
 INVESTMENT OPERATIONS                           (0.01)         0.18          0.28             0.47          0.82           1.29
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                           0.26          0.38          0.33             0.34          0.47           0.61
  Net realized gains                              0.03          0.23          0.17             0.10            --             --
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                               0.29          0.61          0.50             0.44          0.47           0.61
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $11.84        $12.14        $12.57           $12.79        $12.76         $12.41
================================================================================================================================
TOTAL RETURN (A)                                (0.30%)        1.43%         2.22%            3.78%         6.82%         11.28%

RATIOS/SUPPLEMENTAL DATA:
  Net ASSETS, END OF PERIOD (IN THOUSANDS)      $1,473        $1,731        $2,681           $3,274        $1,712           $305
  Ratios to average net assets:
   Net investment income*                        3.99%         3.10%         2.55%            2.36%         3.64%          4.82%
   Net expenses*                                 1.55%         1.55%         1.53%            1.52%         1.54%          1.55%
   Gross expenses*                               1.57%         1.56%         1.54%            1.53%         1.58%          1.56%
  Portfolio turnover rate                         172%          311%          363%             381%          308%           270%
----------------------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------------
                                                                                  CLASS Y
                                              3/31/06+       9/30/05       9/30/04          9/30/03       9/30/02        9/30/01
---------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                      --            --            --               --            --       11/29/93
Net asset value, beginning of period            $12.11        $12.55        $12.77           $12.75        $12.40         $11.71
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (b)                       0.31          0.51          0.44             0.44          0.59           0.70
  Net realized and unrealized
   gains (losses) on investments                 (0.24)        (0.22)        (0.04)            0.15          0.35           0.72
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM
 INVESTMENT OPERATIONS                            0.07          0.29          0.40             0.59          0.94           1.42
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                           0.32          0.50          0.45             0.47          0.59           0.73
  Net realized gains                              0.03          0.23          0.17             0.10            --             --
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                               0.35          0.73          0.62             0.57          0.59           0.73
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $11.83        $12.11        $12.55           $12.77        $12.75         $12.40
=================================================================================================================================
TOTAL RETURN (A)                                 0.37%         2.36%         3.24%            4.75%         7.81%         12.49%

RATIOS/SUPPLEMENTAL DATA:
  Net ASSETS, END OF PERIOD (IN THOUSANDS)     $17,255       $87,216       $94,622        $ 110,539       $86,653        $78,626
  Ratios to average net assets:
   Net investment income*                        4.95%         4.10%         3.55%            3.45%         4.75%          5.77%
   Net expenses*                                 0.55%         0.55%         0.53%            0.53%         0.55%          0.55%
   Gross expenses*                               0.56%         0.56%         0.54%            0.53%         0.57%          0.56%
  Portfolio turnover rate                         172%          311%          363%             381%          308%           270%
---------------------------------------------------------------------------------------------------------------------------------




See Notes to Financial Highlights and Notes to Financial Statements.

Financial Highlights
 SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED


GE MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------------------------
                                              3/31/06+       9/30/05       9/30/04          9/30/03       9/30/02        9/30/01
---------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                      --            --            --               --            --        2/23/93
Net asset value, beginning of period             $1.00         $1.00         $1.00            $1.00         $1.00          $1.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                           0.02          0.02          0.01             0.01(B)       0.02(B)        0.05
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM INVESTMENT OPERATIONS           0.02          0.02          0.01             0.01          0.02           0.05
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                           0.02          0.02          0.01             0.01          0.02           0.05
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                               0.02          0.02          0.01             0.01          0.02           0.05
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                   $1.00         $1.00         $1.00            $1.00         $1.00          $1.00
=================================================================================================================================
TOTAL RETURN (A)                                 1.94%         2.36%         0.89%            0.96%         1.68%          4.86%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)    $197,149      $214,638      $234,979         $269,533      $255,169       $278,435
  Ratios to average net assets:
   Net investment income*                        3.86%         2.32%         0.85%            0.94%         1.69%          4.75%
   Net expenses*                                 0.40%         0.40%         0.35%            0.41%         0.45%          0.49%
   Gross expenses*                               0.40%         0.40%         0.35%            0.41%         0.45%          0.50%
---------------------------------------------------------------------------------------------------------------------------------



See Notes to Financial Highlights and Notes to Financial Statements.

Notes to Financial Highlights



(a) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the adviser not absorbed a portion of expenses, total returns would have been lower.

(b) Net investment income per share is based on average shares outstanding during the period.

(c) Certain reclassifications were made to the prior periods' Financial Highlights of GE Government Securities Fund relating to distributions for presentation purposes only. These reclassifications had no effect on the net assets or net asset value per share.

(d) Less than $0.01 per share.

 *  Annualized for periods less than one year.

** The Fund recorded an accounting adjustment for $1,100 in 2003 which enhanced performance due to the small size of this share class. Absent this adjustment, the performance for the Class Y Shares would have been 3.80%. The Fund's net realized and unrealized gains (losses) on investments and distributions from net investment income would have been (0.01) per share without this adjustment.

 +  Unaudited.



See Notes to Financial Statements.

                                                                                   GE                             GE
                                                                                 U.S.                          VALUE
Statements of Assets                                                           EQUITY                         EQUITY
and Liabilities  MARCH 31, 2006 (UNAUDITED)                                      FUND                           FUND

ASSETS
   Investments in securities, at market** (cost $380,039,634;
      $46,746,808; $69,087,549; $46,003,005; $36,693,675 and
      $403,214,346, respectively)                                        $420,741,238                    $53,595,700
   Short-term investments (at amortized cost)                               9,631,712                      2,452,250
   Short-term affiliated investments (at amortized cost)                      900,229                        745,808
   Restricted cash***                                                              --                             --
   Foreign currency (cost $0; $0; $0; $151,330; $630,334
      and $0, respectively)                                                        --                             --
   Receivable for investments sold                                         10,360,212                        375,653
   Income receivables                                                         712,372                         90,001
   Receivable for fund shares sold                                          1,251,989                          2,427
   Variation margin receivable                                                     --                             --
--------------------------------------------------------------------------------------------------------------------
      TOTAL ASSETS                                                        443,597,752                     57,261,839
--------------------------------------------------------------------------------------------------------------------
LIABILITIES
   Payable upon return of securities loaned                                 9,146,712                      2,452,250
   Payable for investments purchased                                        1,917,027                        365,555
   Payable for fund shares redeemed                                           287,168                         73,074
   Payable to GEAM                                                            266,396                         55,822
   Variation margin payable                                                     8,900                          1,050
   Payable to custodian                                                            --                             --
--------------------------------------------------------------------------------------------------------------------
      TOTAL LIABILITIES                                                    11,626,203                      2,947,751
--------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                431,971,549                     54,314,088
====================================================================================================================
NET ASSETS CONSIST OF:
   Capital paid in                                                        351,611,037                     45,426,327
   Undistributed (distribution in excess of) net investment income          1,427,116                        127,596
   Accumulated net realized gain (loss)                                    38,247,737                      1,914,823
NET UNREALIZED APPRECIATION/ (DEPRECIATION) ON:
      Investments                                                          40,701,604                      6,848,892
      Futures                                                                 (15,945)                        (3,550
      Foreign currency related transaction                                         --                             --
--------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                               $431,971,549                    $54,314,088
====================================================================================================================
CLASS A:
Net assets                                                                302,008,623                     47,600,692
Shares outstanding ($.001 par value; unlimited shares authorized)          10,571,308                      4,215,884
Net asset value per share                                                       28.57                          11.29
Maximum offering price per share                                                30.31                          11.98
CLASS B:
Net assets                                                                  8,547,694                      5,027,195
Shares outstanding ($.001 par value; unlimited shares authorized)             312,465                        464,787
Net asset value per share*                                                      27.36                          10.82
CLASS C: (LEVEL LOAD)
Net assets                                                                  8,223,605                      1,686,102
Shares outstanding ($.001 par value; unlimited shares authorized)             304,667                        156,698
Net asset value per share*                                                      26.99                          10.76
CLASS Y:
Net assets                                                                113,191,627                          99.20
Shares outstanding ($.001 par value; unlimited shares authorized)           3,978,389                           8.28
Net asset value per share                                                       28.45                          11.98



                                                                                   GE                             GE
                                                                            SMALL-CAP                         GLOBAL
Statements of Assets                                                           EQUITY                         EQUITY
and Liabilities  MARCH 31, 2006 (UNAUDITED)                                      FUND                           FUND

ASSETS
   Investments in securities, at market** (cost $380,039,634;
      $46,746,808; $69,087,549; $46,003,005; $36,693,675 and
      $403,214,346, respectively)                                        $ 99,557,772                    $57,957,529
   Short-term investments (at amortized cost)                              18,700,528                     12,049,369
   Short-term affiliated investments (at amortized cost)                    2,203,619                      1,469,737
   Restricted cash***                                                              --                             --
   Foreign currency (cost $0; $0; $0; $151,330; $630,334
      and $0, respectively)                                                        --                        150,926
   Receivable for investments sold                                            237,977                        194,158
   Income receivables                                                          95,943                        177,333
   Receivable for fund shares sold                                            347,237                        117,383
   Variation margin receivable                                                     --                             --
---------------------------------------------------------------------------------------------------------------------
      TOTAL ASSETS                                                        121,143,076                     72,116,435
---------------------------------------------------------------------------------------------------------------------
LIABILITIES
   Payable upon return of securities loaned                                18,700,528                     12,049,369
   Payable for investments purchased                                          160,077                        268,271
   Payable for fund shares redeemed                                           197,998                         84,708
   Payable to GEAM                                                             82,434                         55,705
   Variation margin payable                                                        --                          6,120
   Payable to custodian                                                            --                             --
---------------------------------------------------------------------------------------------------------------------
      TOTAL LIABILITIES                                                    19,141,037                     12,464,173
---------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                102,002,039                     59,652,262
=====================================================================================================================
NET ASSETS CONSIST OF:
   Capital paid in                                                         65,686,946                     52,292,173
   Undistributed (distribution in excess of) net investment income            (99,002)                        73,661
   Accumulated net realized gain (loss)                                     5,943,872                     (4,693,497)
NET UNREALIZED APPRECIATION/ (DEPRECIATION) ON:
      Investments                                                          30,470,223                     11,954,524
      Futures                                                                      --                         26,169
      Foreign currency related transaction                                         --                           (768)
---------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                               $102,002,039                    $59,652,262
=====================================================================================================================
CLASS A:
Net assets                                                                 65,210,099                     36,873,040
Shares outstanding ($.001 par value; unlimited shares authorized)           3,770,055                      1,523,196
Net asset value per share                                                       17.30                          24.21
Maximum offering price per share                                                18.36                          25.69
CLASS B:
Net assets                                                                 12,261,932                        797,463
Shares outstanding ($.001 par value; unlimited shares authorized)             755,192                         35,635
Net asset value per share*                                                      16.24                          22.38
CLASS C: (LEVEL LOAD)
Net assets                                                                  8,752,039                        351,399
Shares outstanding ($.001 par value; unlimited shares authorized)             540,554                         15,606
Net asset value per share*                                                      16.19                          22.52
CLASS Y:
Net assets                                                                 15,777,969                     21,630,360
Shares outstanding ($.001 par value; unlimited shares authorized)             897,635                        890,675
Net asset value per share                                                       17.58                          24.29




                                                                                     GE                             GE
                                                                          INTERNATIONAL                        PREMIER
Statements of Assets                                                             EQUITY                         GROWTH
and Liabilities  MARCH 31, 2006 (UNAUDITED)                                        FUND                    EQUITY FUND

ASSETS
   Investments in securities, at market** (cost $380,039,634;
      $46,746,808; $69,087,549; $46,003,005; $36,693,675 and
      $403,214,346, respectively)                                           $49,548,331                    $451,016,887
   Short-term investments (at amortized cost)                                12,437,877                       3,559,799
   Short-term affiliated investments (at amortized cost)                          1,000                      16,046,577
   Restricted cash***                                                           211,199                              --
   Foreign currency (cost $0; $0; $0; $151,330; $630,334
      and $0, respectively)                                                     628,469                              --
   Receivable for investments sold                                              362,532                         463,650
   Income receivables                                                           411,603                         232,689
   Receivable for fund shares sold                                              781,928                       1,358,992
   Variation margin receivable                                                    2,959                           4,400
-----------------------------------------------------------------------------------------------------------------------
      TOTAL ASSETS                                                           64,385,898                     472,682,994
-----------------------------------------------------------------------------------------------------------------------
LIABILITIES
   Payable upon return of securities loaned                                  12,437,877                       3,559,799
   Payable for investments purchased                                            437,409                         490,049
   Payable for fund shares redeemed                                             221,108                       1,537,403
   Payable to GEAM                                                               97,830                         339,487
   Variation margin payable                                                          --                              --
   Payable to custodian                                                       1,183,247                              --
-----------------------------------------------------------------------------------------------------------------------
      TOTAL LIABILITIES                                                      14,377,471                       5,926,738
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                   50,008,427                     466,756,256
=======================================================================================================================
NET ASSETS CONSIST OF:
   Capital paid in                                                           21,961,972                     388,546,522
   Undistributed (distribution in excess of) net investment income              108,931                         448,588
   Accumulated net realized gain (loss)                                      15,087,625                      29,952,357
NET UNREALIZED APPRECIATION/ (DEPRECIATION) ON:
      Investments                                                            12,854,656                      47,802,541
      Futures                                                                     1,303                           6,248
      Foreign currency related transaction                                       (6,060)                             --
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                  $50,008,427                    $466,756,256
=======================================================================================================================
CLASS A:
Net assets                                                                   38,130,849                     296,342,924
Shares outstanding ($.001 par value; unlimited shares authorized)             2,054,810                      10,681,224
Net asset value per share                                                         18.56                           27.74
Maximum offering price per share                                                  19.69                           29.43
CLASS B:
Net assets                                                                    1,491,724                      21,601,738
Shares outstanding ($.001 par value; unlimited shares authorized)                86,060                         835,133
Net asset value per share*                                                        17.33                           25.87
CLASS C: (LEVEL LOAD)
Net assets                                                                    1,215,121                      58,502,343
Shares outstanding ($.001 par value; unlimited shares authorized)                69,714                       2,260,854
Net asset value per share*                                                        17.43                           25.88
CLASS Y:
Net assets                                                                    9,170,733                      90,309,251
Shares outstanding ($.001 par value; unlimited shares authorized)               489,746                       3,204,789
Net asset value per share                                                         18.73                           28.18




  * Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.
 ** Includes $8,890,334; $2,372,427; $18,301,811; $11,351,672; $11,731,707;
    and $3,470,088; of securities on loan in the GE U.S.Equity Fund, GE Value Equity, GE Small-Cap Equity Fund, GE Global Equity Fund, GE International Equity Fund and GE Premier Growth Equity Fund, respectively.
*** Cash on deposit with a broker as collateral for international futures contracts.




See Notes to Financial Statements.

104 & 105

                                                                                   GE                             GE
                                                                            STRATEGIC                     GOVERNMENT
Statements of Assets                                                       INVESTMENT                     SECURITIES
and Liabilities  MARCH 31, 2006 (UNAUDITED)                                      FUND                           FUND

ASSETS
   Investments in securities, at market*** (cost $141,889,027;
      $158,214,552; $99,322,437; $27,787,898; $188,390,315
      and $0, respectively)                                              $159,327,023                   $156,499,405
   Short-term Investments (at amortized cost)                               3,388,039                             --
   Short-term affiliated investments (at amortized cost)                   12,350,197                     31,112,069
   Foreign currency (cost $282,614; $0; $0; $0; $1,963
      and $0, respectively)                                                   281,950                             --
   Receivable for investments sold                                          2,073,120                             --
   Income receivables                                                         664,631                        945,881
   Receivable for fund shares sold                                             24,346                          9,039
   Variation margin receivable                                                  3,825                            898
---------------------------------------------------------------------------------------------------------------------
      TOTAL ASSETS                                                        178,113,131                    188,567,292
---------------------------------------------------------------------------------------------------------------------
LIABILITIES
   Distribution payable to shareholders                                         1,836                        101,752
   Payable upon return of securities loaned                                 3,388,039                     43,476,111
   Payable for investments purchased                                       10,672,024                        980,174
   Payable for fund shares redeemed                                           299,801                        177,718
   Payable to GEAM                                                            119,412                         75,318
   Variation margin payable                                                       824                             --
   Payable to custodian                                                       172,838                             --
---------------------------------------------------------------------------------------------------------------------
      TOTAL LIABILITIES                                                    14,654,774                     44,811,073
---------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                163,458,357                    143,756,219
=====================================================================================================================
NET ASSETS CONSIST OF:
   Capital paid in                                                        128,489,344                    160,400,677
   Undistributed (distribution in excess of) net investment income          1,012,534                        (41,400)
   Accumulated net realized gain (loss)                                    16,516,564                    (14,863,547)
NET UNREALIZED APPRECIATION/ (DEPRECIATION) ON:
      Investments                                                          17,437,996                     (1,715,147)
      Futures                                                                   4,316                        (24,364)
      Foreign currency related transaction                                     (2,397)                            --
---------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                               $163,458,357                   $143,756,219
=====================================================================================================================
CLASS A:
Net assets                                                                129,908,570                    141,373,226
Shares outstanding ($.001 par value; unlimited shares authorized)           5,309,546                     16,663,200
Net asset value per share                                                       24.47                           8.48
Maximum offering price per share                                                25.96                           8.86
CLASS B:
Net assets                                                                 16,349,492                      1,889,887
Shares outstanding ($.001 par value; unlimited shares authorized)             689,602                        220,816
Net asset value per share*                                                      23.71                           8.56
CLASS C: (LEVEL LOAD)
Net assets                                                                 14,081,956                        493,106
Shares outstanding ($.001 par value; unlimited shares authorized)             607,967                         57,426
Net asset value per share*                                                      23.16                           8.59
CLASS Y:
Net assets                                                                  3,118,339                             --
Shares outstanding ($.001 par value; unlimited shares authorized)             126,557                             --
Net asset value per share                                                       24.64                             --



                                                                                  GE
                                                                           SHORT-TERM                             GE
Statements of Assets                                                       GOVERNMENT                     TAX-EXEMPT
and Liabilities  MARCH 31, 2006 (UNAUDITED)                                      FUND                           FUND

ASSETS
   Investments in securities, at market*** (cost $141,889,027;
      $158,214,552; $99,322,437; $27,787,898; $188,390,315
      and $0, respectively)                                              $ 98,003,206                     $28,298,419
   Short-term Investments (at amortized cost)                               2,695,652                              --
   Short-term affiliated investments (at amortized cost)                   26,058,564                       1,460,338
   Foreign currency (cost $282,614; $0; $0; $0; $1,963
      and $0, respectively)                                                        --                              --
   Receivable for investments sold                                                 --                              --
   Income receivables                                                         738,410                         442,300
   Receivable for fund shares sold                                           (124,152)                            295
   Variation margin receivable                                                     --                              --
---------------------------------------------------------------------------------------------------------------------
      TOTAL ASSETS                                                        127,371,680                      30,201,352
---------------------------------------------------------------------------------------------------------------------
LIABILITIES
   Distribution payable to shareholders                                            --                          20,437
   Payable upon return of securities loaned                                29,489,303                              --
   Payable for investments purchased                                               --                       1,046,430
   Payable for fund shares redeemed                                            85,274                         112,041
   Payable to GEAM                                                             45,541                          15,501
   Variation margin payable                                                        --                              --
   Payable to custodian                                                            --                              --
---------------------------------------------------------------------------------------------------------------------
      TOTAL LIABILITIES                                                    29,620,118                       1,194,409
---------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                 97,751,562                      29,006,943
=====================================================================================================================
NET ASSETS CONSIST OF:
   Capital paid in                                                        102,293,264                      28,680,875
   Undistributed (distribution in excess of) net investment income             71,687                          50,587
   Accumulated net realized gain (loss)                                    (3,294,158)                       (235,040
NET UNREALIZED APPRECIATION/ (DEPRECIATION) ON:
      Investments                                                          (1,319,231)                        510,521
      Futures                                                                      --                              --
      Foreign currency related transaction                                         --                              --
---------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                $97,751,562                     $29,006,943
=====================================================================================================================
CLASS A:
Net assets                                                                 40,210,372                      27,175,757
Shares outstanding ($.001 par value; unlimited shares authorized)           3,586,465                       2,350,160
Net asset value per share                                                       11.21                           11.56
Maximum offering price per share                                                11.50                           12.07
CLASS B:
Net assets                                                                  4,269,356                       1,309,571
Shares outstanding ($.001 par value; unlimited shares authorized)             381,391                         113,273
Net asset value per share*                                                      11.19                           11.56
CLASS C: (LEVEL LOAD)
Net assets                                                                  4,773,928                         487,594
Shares outstanding ($.001 par value; unlimited shares authorized)             426,422                          42,187
Net asset value per share*                                                      11.20                           11.56
CLASS Y:
Net assets                                                                 48,497,906                          34,021
Shares outstanding ($.001 par value; unlimited shares authorized)           4,339,743                           2,721
Net asset value per share                                                       11.18                           12.50




                                                                                    GE                            GE
                                                                                 FIXED                          MONEY
Statements of Assets                                                            INCOME                         MARKET
and Liabilities  MARCH 31, 2006 (UNAUDITED)                                       FUND                         FUND**

ASSETS
   Investments in securities, at market*** (cost $141,889,027;
      $158,214,552; $99,322,437; $27,787,898; $188,390,315
      and $0, respectively)                                               $183,969,635                    $         --
   Short-term Investments (at amortized cost)                                       --                     196,501,612
   Short-term affiliated investments (at amortized cost)                    21,858,648                              --
   Foreign currency (cost $282,614; $0; $0; $0; $1,963
      and $0, respectively)                                                      1,971                              --
   Receivable for investments sold                                           7,927,147                              --
   Income receivables                                                        1,451,517                         270,237
   Receivable for fund shares sold                                             957,113                         517,134
   Variation margin receivable                                                      --                              --
----------------------------------------------------------------------------------------------------------------------
      TOTAL ASSETS                                                         216,166,031                     197,288,983
----------------------------------------------------------------------------------------------------------------------
LIABILITIES
   Distribution payable to shareholders                                         38,653                              --
   Payable upon return of securities loaned                                 42,662,812                              --
   Payable for investments purchased                                        16,784,718                              --
   Payable for fund shares redeemed                                             91,277                          82,840
   Payable to GEAM                                                              91,131                          57,285
   Variation margin payable                                                      1,392                              --
   Payable to custodian                                                             --                              --
----------------------------------------------------------------------------------------------------------------------
      TOTAL LIABILITIES                                                     59,669,983                         140,125
----------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                 156,496,048                     197,148,858
======================================================================================================================
NET ASSETS CONSIST OF:
   Capital paid in                                                         164,501,414                     197,148,978
   Undistributed (distribution in excess of) net investment income             690,712                              --
   Accumulated net realized gain (loss)                                     (4,268,030)                           (120)
NET UNREALIZED APPRECIATION/ (DEPRECIATION) ON:
      Investments                                                           (4,420,680)                             --
      Futures                                                                   (7,129)                             --
      Foreign currency related transaction                                        (239)                             --
----------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                $156,496,048                    $197,148,858
======================================================================================================================
CLASS A:
Net assets                                                                 135,509,702                     197,148,858
Shares outstanding ($.001 par value; unlimited shares authorized)           11,456,786                     197,224,197
Net asset value per share                                                        11.83                            1.00
Maximum offering price per share                                                 12.36                              --
CLASS B:
Net assets                                                                   2,258,241                              --
Shares outstanding ($.001 par value; unlimited shares authorized)              190,915                              --
Net asset value per share*                                                       11.83                              --
CLASS C: (LEVEL LOAD)
Net assets                                                                   1,472,649                              --
Shares outstanding ($.001 par value; unlimited shares authorized)              124,352                              --
Net asset value per share*                                                       11.84                              --
CLASS Y:
Net assets                                                                  17,255,456                              --
Shares outstanding ($.001 par value; unlimited shares authorized)            1,458,997                              --
Net asset value per share                                                        11.83                              --



  * Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.
 ** GE Money Market Fund is no load fund offering only one class of share to all investors.
*** Includes $3,207,525; $42,334,033; $28,566,339; and $41,507,622; of
    securities on loan in the GE Strategic Investment Fund, GE Government Securities Fund, GE Short-Term Government Fund and GE Fixed Income Fund, respectively.


See Notes to Financial Statements.



106 & 107

                                                                                  GE                              GE
                                                                                U.S.                           VALUE
Statements of Operations                                                      EQUITY                          EQUITY
FOR THE SIX MONTHS ENDED MARCH 31, 2006 (UNAUDITED)                             FUND                            FUND

INVESTMENT INCOME
   INCOME:
      Dividends                                                          $ 5,333,129                      $  531,648
      Interest*                                                               19,631                           3,047
      Interest from affliated investments                                    227,244                          15,505
      Less: Foreign taxes withheld                                           (10,967)                         (2,724)
--------------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME                                                            5,569,037                         547,476
--------------------------------------------------------------------------------------------------------------------------
   EXPENSES:
      Advisory and administration fees                                     1,260,515                         153,827
      Distributors fees (Note 4)
         Class A                                                             392,037                          58,729
         Class B                                                              51,820                          28,699
         Class C                                                              43,959                           8,411
      Blue Sky fees                                                           23,060                          18,747
      Transfer agent fees                                                    224,873                          38,251
      Trustees fees                                                           10,557                             918
      Custody and accounting expenses                                         41,729                          32,653
      Professional fees                                                       59,313                           5,178
      Registration and other expenses                                         63,064                           8,625
--------------------------------------------------------------------------------------------------------------------------
   TOTAL EXPENSES BEFORE WAIVER AND REIMBURSEMENT                          2,170,927                         354,038
      Expenses (waived/borne) recouped
         by the adviser (Note 4)                                                  --                             488
--------------------------------------------------------------------------------------------------------------------------
      Net expenses                                                         2,170,927                         354,526
--------------------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS)                                            3,398,110                         192,950
==========================================================================================================================

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

      REALIZED GAIN (LOSS) ON:
         Investments                                                      59,250,081                       2,933,343
         Futures                                                             (84,415)                        (10,608)
         Written options                                                          --                              --
         Foreign currency related transactions                                    --                              --
      INCREASE (DECREASE) IN UNREALIZED APPRECIATION/
         (DEPRECIATION) ON:
         Investments                                                     (23,651,527)                       (161,958)
         Futures                                                             (25,067)                        (12,750)
         Written options                                                          --                              --
         Foreign currency related transactions                                    --                              --
--------------------------------------------------------------------------------------------------------------------------
      Net realized and unrealized gain (loss)
         on investments                                                   35,489,072                       2,748,027
--------------------------------------------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS RESULTING
      FROM OPERATIONS                                                    $38,887,182                      $2,940,977
==========================================================================================================================



                                                                           GE                               GE
                                                                    SMALL-CAP                           GLOBAL
Statements of Operations                                               EQUITY                           EQUITY
FOR THE SIX MONTHS ENDED MARCH 31, 2006 (UNAUDITED)                      FUND                             FUND

INVESTMENT INCOME
   INCOME:
      Dividends                                                   $   444,024                       $  424,729
      Interest*                                                        23,169                            9,820
      Interest from affliated investments                              58,593                           27,172
      Less: Foreign taxes withheld                                     (1,025)                         (20,275)
---------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME                                                       524,761                          441,446
---------------------------------------------------------------------------------------------------------------------
   EXPENSES:
      Advisory and administration fees                                359,925                          208,064
      Distributors fees (Note 4)
         Class A                                                       73,693                           42,358
         Class B                                                       57,594                            3,931
         Class C                                                       41,192                            1,527
      Blue Sky fees                                                    20,121                           18,677
      Transfer agent fees                                              43,275                           43,481
      Trustees fees                                                     1,598                              841
      Custody and accounting expenses                                  26,442                           43,404
      Professional fees                                                 8,954                            4,724
      Registration and other expenses                                  14,408                            7,379
---------------------------------------------------------------------------------------------------------------------
   TOTAL EXPENSES BEFORE WAIVER AND REIMBURSEMENT                     647,202                          374,386
      Expenses (waived/borne) recouped
         by the adviser (Note 4)                                           --                               --
---------------------------------------------------------------------------------------------------------------------
      Net expenses                                                    647,202                          374,386
---------------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS)                                      (122,441)                          67,060
=====================================================================================================================

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

      REALIZED GAIN (LOSS) ON:
         Investments                                                6,164,133                        3,717,827
         Futures                                                           --                           32,811
         Written options                                               32,569                               --
         Foreign currency related transactions                             --                          (15,702)
      INCREASE (DECREASE) IN UNREALIZED APPRECIATION/
         (DEPRECIATION) ON:
         Investments                                                7,505,737                        4,205,652
         Futures                                                           --                           10,959
         Written options                                              (15,344)                              --
         Foreign currency related transactions                             --                            2,806
---------------------------------------------------------------------------------------------------------------------
      Net realized and unrealized gain (loss)
         on investments                                            13,687,095                        7,954,353
---------------------------------------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS RESULTING
      FROM OPERATIONS                                             $13,564,654                       $8,021,413
=====================================================================================================================



                                                                                 GE                             GE
                                                                      INTERNATIONAL                        PREMIER
Statements of Operations                                                     EQUITY                         GROWTH
FOR THE SIX MONTHS ENDED MARCH 31, 2006 (UNAUDITED)                            FUND                    EQUITY FUND

INVESTMENT INCOME
   INCOME:
      Dividends                                                         $   837,079                    $ 2,723,737
      Interest*                                                              25,644                          9,849
      Interest from affliated investments                                    47,050                        377,101
      Less: Foreign taxes withheld                                          (45,951)                            --
-------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME                                                             863,822                      3,110,687
-------------------------------------------------------------------------------------------------------------------
   EXPENSES:
      Advisory and administration fees                                      431,081                      1,824,991
      Distributors fees (Note 4)
         Class A                                                             40,510                        422,499
         Class B                                                              6,754                        124,129
         Class C                                                              5,840                        309,570
      Blue Sky fees                                                          19,274                         26,463
      Transfer agent fees                                                    74,487                        195,517
      Trustees fees                                                           1,505                         10,375
      Custody and accounting expenses                                        62,498                         33,270
      Professional fees                                                       8,318                         58,194
      Registration and other expenses                                        12,285                         85,559
-------------------------------------------------------------------------------------------------------------------
   TOTAL EXPENSES BEFORE WAIVER AND REIMBURSEMENT                           662,552                      3,090,567
      Expenses (waived/borne) recouped
         by the adviser (Note 4)                                                 --                             --
-------------------------------------------------------------------------------------------------------------------
      Net expenses                                                          662,552                      3,090,567
-------------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS)                                             201,270                         20,120
===================================================================================================================

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

      REALIZED GAIN (LOSS) ON:
         Investments                                                     23,305,693                     42,622,710
         Futures                                                            210,756                       (157,397)
         Written options                                                         --                             --
         Foreign currency related transactions                               (1,699)                            --
      INCREASE (DECREASE) IN UNREALIZED APPRECIATION/
         (DEPRECIATION) ON:
         Investments                                                     (5,843,142)                   (10,369,494)
         Futures                                                            (15,108)                        25,280
         Written options                                                         --                             --
         Foreign currency related transactions                                  130                             --
-------------------------------------------------------------------------------------------------------------------
      Net realized and unrealized gain (loss)
         on investments                                                  17,656,630                     32,121,099
-------------------------------------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS RESULTING
      FROM OPERATIONS                                                   $17,857,900                    $32,141,219
===================================================================================================================


 * Income attributable to security lending activity, net of rebate expenses, for the GE U.S.Equity Fund, GE Value Equity Fund, GE Small Cap Equity Fund, GE Global Equity Fund, GE International Equity Fund and GE Premier Growth Equity Fund was $9,981; $767; $23,166; $9,896; $24,536 and $9,976, respectively.



See Notes to Financial Statements.


108 & 109



                                                                                  GE                             GE
                                                                           STRATEGIC                     GOVERNMENT
Statements of Operations                                                  INVESTMENT                     SECURITIES
FOR THE SIX MONTHS ENDED MARCH 31, 2006 (UNAUDITED)                             FUND                           FUND

INVESTMENT INCOME
   INCOME:
      Dividends                                                        $   1,471,002               $              --
      Interest*                                                            1,518,686                       3,081,949
      Interest from affliated investments**                                  129,705                         333,768
      Less: Foreign taxes withheld                                           (28,927)                             --
----------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME                                                            3,090,466                       3,415,717
----------------------------------------------------------------------------------------------------------------------
   EXPENSES:
      Advisory and administration fees                                       446,556                         304,967
      Distributors Fees (Notes 4 & 8)
         Class A                                                             161,483                         184,266
         Class B                                                              85,625                          10,848
         Class C                                                              75,541                           2,568
      Blue Sky fees                                                           19,499                          20,339
      Transfer agent fees                                                    112,808                          65,841
      Trustees fees                                                            4,120                           2,556
      Custody and accounting expenses                                         87,381                          41,912
      Professional fees                                                       23,080                          14,405
      Registration and other expenses                                         33,063                          11,488
----------------------------------------------------------------------------------------------------------------------
   TOTAL EXPENSES BEFORE WAIVER AND REIMBURSEMENT                          1,049,156                         659,190
      Expenses (waived/borne) recouped
         by the adviser (Note 4)                                                  --                              --
----------------------------------------------------------------------------------------------------------------------
      Net expenses                                                         1,049,156                         659,190
----------------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS)                                            2,041,310                       2,756,527
======================================================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS

      REALIZED GAIN (LOSS) ON:
         Investments                                                      19,139,971                      (1,123,022)
         Futures                                                             (72,223)                        (26,072)
         Written options                                                         217                             652
         Foreign Currency related transactions                                (2,609)                        (16,500)
----------------------------------------------------------------------------------------------------------------------
      INCREASE (DECREASE) IN UNREALIZED APPRECIATION/
         (DEPRECIATION) ON:
         Investments                                                      (2,626,751)                     (2,461,740)
         Futures                                                              33,383                             226
         Written options                                                      (1,676)                         (4,494)
         Foreign currency related transactions                                (9,148)                             --
----------------------------------------------------------------------------------------------------------------------
      Net realized and unrealized gain(loss)
         on investments                                                   16,461,164                      (3,630,950)
----------------------------------------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS RESULTING
      FROM OPERATIONS                                                    $18,502,474                    $   (874,423)
======================================================================================================================





                                                                             GE
                                                                     SHORT-TERM                             GE
Statements of Operations                                             GOVERNMENT                     TAX-EXEMPT
FOR THE SIX MONTHS ENDED MARCH 31, 2006 (UNAUDITED)                        FUND                           FUND

INVESTMENT INCOME
   INCOME:
      Dividends                                                $            --                   $           --
      Interest*                                                      1,861,072                          717,683
      Interest from affliated investments**                            235,504                           26,249
      Less: Foreign taxes withheld                                          --                               --
----------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME                                                      2,096,576                          743,932
----------------------------------------------------------------------------------------------------------------------
   EXPENSES:
      Advisory and administration fees                                 128,900                           57,596
      Distributors Fees (Notes 4 & 8)
         Class A                                                        52,982                           35,647
         Class B                                                        17,765                            7,137
         Class C                                                        25,478                            3,555
      Blue Sky fees                                                     17,356                           19,081
      Transfer agent fees                                               18,435                            7,955
      Trustees fees                                                      1,152                              550
      Custody and accounting expenses                                   42,318                           25,402
      Professional fees                                                  6,502                            3,113
      Registration and other expenses                                    9,227                            4,461
----------------------------------------------------------------------------------------------------------------------
   TOTAL EXPENSES BEFORE WAIVER AND REIMBURSEMENT                      320,115                          164,497
      Expenses (waived/borne) recouped
         by the adviser (Note 4)                                         4,571                          (23,020)
----------------------------------------------------------------------------------------------------------------------
      Net expenses                                                     324,686                          141,477
----------------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS)                                      1,771,890                          602,455
======================================================================================================================

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS

      REALIZED GAIN (LOSS) ON:
         Investments                                                (1,962,766)                         (53,050)
         Futures                                                            --                               --
         Written options                                                    --                               --
         Foreign Currency related transactions                              --                               --

      INCREASE (DECREASE) IN UNREALIZED APPRECIATION/
         (DEPRECIATION) ON:
         Investments                                                 1,208,155                         (484,680)
         Futures                                                            --                               --
         Written options                                                    --                               --
         Foreign currency related transactions                              --                               --

      Net realized and unrealized gain(loss)
         on investments                                               (754,611)                        (537,730)
----------------------------------------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS RESULTING
      FROM OPERATIONS                                               $1,017,279                       $   64,725
======================================================================================================================





                                                                                    GE                            GE
                                                                                 FIXED                          MONEY
Statements of Operations                                                        INCOME                         MARKET
FOR THE SIX MONTHS ENDED MARCH 31, 2006 (UNAUDITED)                               FUND                           FUND

INVESTMENT INCOME
   INCOME:
      Dividends                                                          $      13,222               $             --
      Interest*                                                              5,822,497                      4,479,959
      Interest from affliated investments**                                    190,114                             --
      Less: Foreign taxes withheld                                                  --                             --
----------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME                                                              6,025,833                      4,479,959
----------------------------------------------------------------------------------------------------------------------
   EXPENSES:
      Advisory and administration fees                                         387,701                        268,599
      Distributors Fees (Notes 4 & 8)
         Class A                                                               172,097                             --
         Class B                                                                12,615                             --
         Class C                                                                 7,910                             --
      Blue Sky fees                                                             19,469                          9,995
      Transfer agent fees                                                       94,671                         70,601
      Trustees fees                                                              3,660                          3,509
      Custody and accounting expenses                                           67,653                         28,586
      Professional fees                                                         20,531                         19,738
      Registration and other expenses                                           20,304                         17,204
----------------------------------------------------------------------------------------------------------------------
   TOTAL EXPENSES BEFORE WAIVER AND REIMBURSEMENT                              806,611                        418,232
      Expenses (waived/borne) recouped
         by the adviser (Note 4)                                              ( 13,183)                            --
----------------------------------------------------------------------------------------------------------------------
      Net expenses                                                             793,428                        418,232
----------------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS)                                              5,232,405                      4,061,727
=======================================================================================================================

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS

      REALIZED GAIN (LOSS) ON:
         Investments                                                        (3,527,944)                            --
         Futures                                                              (119,500)                            --
         Written options                                                           859                             --
         Foreign Currency related transactions                                 (22,723)                            --

      INCREASE (DECREASE) IN UNREALIZED APPRECIATION/
         (DEPRECIATION) ON:
         Investments                                                          (793,217)                            --
         Futures                                                                56,795                             --
         Written options                                                        (6,170)                            --
         Foreign currency related transactions                                    (239)                            --
----------------------------------------------------------------------------------------------------------------------
      Net realized and unrealized gain(loss)
         on investments                                                     (4,412,139)                            --
----------------------------------------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS RESULTING
      FROM OPERATIONS                                                     $    820,266                     $4,061,727
======================================================================================================================



  *Income attributable to security lending activity, net of rebate expenses, for the GE Strategic Investment Fund, GE Government Securities Fund, GE Short-Term Government Fund and GE Fixed Income Fund was $10,657; $241,664; $22,192 and $156,247, respectively.
** Income attributable to security lending activity, net of rebate expenses, for the GE Government Securities Fund, GE Short-Term Government Fund and GE Fixed Income Fund was $117,871; $28,220; and $54,119, respectively.



See Notes to Financial Statements.


110 & 111



                                                                              GE                               GE
                                                                            U.S.                            VALUE
 Statements of Changes                                                    EQUITY                           EQUITY
 in Net Assets                                                              FUND                             FUND


                                                               SIX MONTHS      YEAR ENDED       SIX MONTHS       YEAR ENDED
                                                             ENDED MARCH 31,   SEPTEMBER      ENDED MARCH 31,     SEPTEMBER
                                                            2006 (UNAUDITED)    30, 2005     2006 (UNAUDITED)     30, 2005
-----------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investments income (loss)                         $    3,398,110  $   9,701,930    $     192,950   $      519,442
     Net realized gain (loss) on investments, futures,
       written options, and foreign currency transactions      59,165,666     43,590,803        2,922,735        4,339,644
     Net increase (decrease) in unrealized
       appreciation/(depreciation) on investments,
       futures, written options, and foreign
       currency translations                                  (23,676,594)    11,704,893         (174,708)       1,067,338
-----------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from operations                   38,887,182     64,997,626        2,940,977        5,926,424
-----------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income
       Class A                                                 (4,831,499)    (2,489,488)        (379,949)        (408,983)
       Class B                                                    (61,797)            --               --               --
       Class C                                                    (69,802)            --           (1,564)            (642)
       Class Y                                                 (5,671,675)    (3,181,887)            (610)            (539)
     Net realized gains
       Class A                                                (13,453,693)            --       (3,529,246)      (1,493,549)
       Class B                                                   (482,029)            --         (455,194)        (298,376)
       Class C                                                   (404,164)            --         (134,220)         (55,797)
       Class Y                                                (13,410,424)            --           (4,234)          (1,454)
-----------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS                                        (38,385,083)    (5,671,375)      (4,505,017)      (2,259,340)
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from operations
  and distributions                                               502,099     59,326,251       (1,564,040)       3,667,084
-----------------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
     Proceeds from sale of shares
       Class A                                                 11,618,300     49,889,617        2,336,969        5,247,775
       Class B                                                    110,054        404,042          181,167          508,423
       Class C                                                    172,662        762,788           37,336          350,532
       Class Y                                                 12,676,567     43,728,797            5,810           19,102
     Value of distributions reinvested
       Class A                                                 17,669,444      2,394,020        3,733,770        1,815,276
       Class B                                                    521,088             --          441,543          290,259
       Class C                                                    428,435             --          126,358           53,772
       Class Y                                                 18,803,933      2,840,665            4,844            1,993
     Proceeds from short-term trading fees
       Class A                                                         --             --               --               --
       Class B                                                         --             --               --               --
       Class C                                                         --             --               --               --
       Class Y                                                         --             --               --               --
     Cost of shares redeemed
       Class A                                                (66,196,378)   (79,958,187)      (4,758,029)     (10,521,864)
       Class B                                                 (4,477,855)    (8,831,587)      (1,768,821)      (4,719,124)
       Class C                                                 (1,675,578)    (4,786,261)        (123,022)        (508,300)
       Class Y                                               (225,753,233)  (114,653,808)         (66,048)         (10,718)
-----------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from shares transactions        (236,102,561)  (108,209,914)         151,877       (7,472,874)
-----------------------------------------------------------------------------------------------------------------------------

   TOTAL INCREASE (DECREASE) IN NET ASSETS                   (235,600,462)   (48,883,663)      (1,412,163)      (3,805,790)
NET ASSETS
     Beginning of period                                      667,572,011    716,455,674       55,726,251       59,532,041
-----------------------------------------------------------------------------------------------------------------------------
     End of period                                          $ 431,971,549  $ 667,572,011      $54,314,088    $  55,726,251
=============================================================================================================================
UNDISTRIBUTED (DISTRIBUTION IN EXCESS OF) NET INVESTMENTS
   INCOME, END OF PERIOD                                    $   1,427,116  $   8,663,779    $     127,596    $     316,769





                                                                                      GE                             GE
                                                                                SMALL-CAP                         GLOBAL
 Statements of Changes                                                             EQUITY                         EQUITY
 in Net Assets                                                                       FUND                           FUND


                                                                      SIX MONTHS      YEAR ENDED       SIX MONTHS      YEAR ENDED
                                                                    ENDED MARCH 31,     SEPTEMBER    ENDED MARCH 31,   SEPTEMBER
                                                                   2006 (UNAUDITED)     30, 2005    2006 (UNAUDITED)    30, 2005
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investments income (loss)                              $      (122,441)    $    164,615    $     67,060    $     509,612
     Net realized gain (loss) on investments, futures,
       written options, and foreign currency transactions             6,196,702        3,840,895       3,734,936        4,466,403
     Net increase (decrease) in unrealized
       appreciation/(depreciation) on investments,
       futures, written options, and foreign
       currency translations                                          7,490,393       14,146,085       4,219,417        2,766,983
     Net increase (decrease) from operations                         13,564,654       18,151,595       8,021,413        7,742,998
-----------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income
       Class A                                                          (64,150)              --        (201,978)        (156,399)
       Class B                                                               --               --              --               --
       Class C                                                               --               --              --               --
       Class Y                                                         (120,037)              --        (158,596)        (136,514)
     Net realized gains
       Class A                                                       (1,928,559)      (6,729,169)             --               --
       Class B                                                         (401,197)      (1,614,581)             --               --
       Class C                                                         (286,272)      (1,323,648)             --               --
       Class Y                                                         (786,626)      (3,124,371)             --               --
-----------------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS                                               (3,586,841)     (12,791,769)       (360,574)        (292,913)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from operations
  and distributions                                                   9,977,813        5,359,826        7,660,839       7,450,085

   SHARE TRANSACTIONS:
     Proceeds from sale of shares
       Class A                                                        6,248,113       10,059,121       1,764,513        1,890,097
       Class B                                                          158,670          673,065          78,327           59,145
       Class C                                                          511,921        1,622,111          28,939           70,629
       Class Y                                                        3,089,185        4,246,513       2,204,274        2,597,831
     Value of distributions reinvested
       Class A                                                        1,912,125        6,458,374         193,134          149,519
       Class B                                                          378,169        1,517,034              --               --
       Class C                                                          270,357        1,201,989              --               --
       Class Y                                                          876,253        2,895,763         158,596          136,514
     Proceeds from short-term trading fees
       Class A                                                               --               --             126            1,612
       Class B                                                               --               --               3               48
       Class C                                                               --               --               1               19
       Class Y                                                               --               --              72              892
     Cost of shares redeemed
       Class A                                                       (5,267,613)     (12,169,628)     (1,912,379)      (4,973,074)
       Class B                                                         (941,942)      (3,063,266)       (217,813)        (425,493)
       Class C                                                       (1,199,680)      (4,427,981)          7,772         (281,096)
       Class Y                                                      (14,588,503)      (7,291,427)     (1,633,310)      (3,747,593)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from shares transactions                (8,552,945)       1,721,668         672,255       (4,520,950)
-----------------------------------------------------------------------------------------------------------------------------------

   TOTAL INCREASE (DECREASE) IN NET ASSETS                            1,424,868        7,081,494       8,333,094        2,929,135
NET ASSETS
     Beginning of period                                            100,577,171       93,495,677      51,319,168       48,390,033
-----------------------------------------------------------------------------------------------------------------------------------
     End of period                                                 $102,002,039     $100,577,171     $59,652,262      $51,319,168
===================================================================================================================================
UNDISTRIBUTED (DISTRIBUTION IN EXCESS OF) NET INVESTMENTS
   INCOME, END OF PERIOD                                           $    (99,002)    $     207,626    $    73,661      $   367,175







                                                                                 GE                             GE
                                                                      INTERNATIONAL                        PREMIER
 Statements of Changes                                                       EQUITY                         GROWTH
 in Net Assets                                                                 FUND                    EQUITY FUND


                                                                SIX MONTHS       YEAR ENDED    SIX MONTHS       YEAR ENDED
                                                              ENDED MARCH 31,     SEPTEMBER  ENDED MARCH 31,     SEPTEMBER
                                                             2006 (UNAUDITED)     30, 2005  2006 (UNAUDITED)     30, 2005
------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investments income (loss)                          $      201,270  $    1,038,146  $      20,120  $    2,443,951
     Net realized gain (loss) on investments, futures,
       written options, and foreign currency transactions       23,514,750      12,568,559     42,465,313      20,691,712
     Net increase (decrease) in unrealized
       appreciation/(depreciation) on investments,
       futures, written options, and foreign
       currency translations                                    (5,858,120)      6,389,909    (10,344,214)     34,598,780
------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from operations                    17,857,900      19,996,614     32,141,219      57,734,443
------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income
       Class A                                                    (263,209)       (132,383)            --        (774,646)
       Class B                                                      (2,542)             --             --              --
       Class C                                                        (987)             --             --              --
       Class Y                                                    (772,059)       (512,199)      (373,510)     (1,063,834)
     Net realized gains
       Class A                                                          --              --     (7,659,674)             --
       Class B                                                          --              --       (554,332)             --
       Class C                                                          --              --     (1,392,209)             --
       Class Y                                                          --              --     (3,798,834)             --
------------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS                                          (1,038,797)       (644,582)   (13,778,559)     (1,838,480)
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from operations
  and distributions                                             16,819,103      19,352,032     18,362,660      55,895,963
------------------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
     Proceeds from sale of shares
       Class A                                                   7,959,664       5,840,994     43,483,882     115,330,902
       Class B                                                     299,991         124,797        327,001       1,761,518
       Class C                                                      50,840         409,063      2,058,253      10,283,777
       Class Y                                                  14,938,511      35,769,895      9,468,690      92,591,026
     Value of distributions reinvested
       Class A                                                     256,631         125,751      7,408,111         741,612
       Class B                                                       2,349              --        507,317              --
       Class C                                                         879              --      1,158,790              --
       Class Y                                                     772,051         511,975      3,981,084         918,799
     Proceeds from short-term trading fees
       Class A                                                       1,089             760             --              --
       Class B                                                          43              40             --              --
       Class C                                                          36              36             --              --
       Class Y                                                       2,322           1,959             --              --
     Cost of shares redeemed
       Class A                                                  (4,272,635)     (5,911,303)  (123,889,455)   (170,478,010)
       Class B                                                    (278,262)       (448,025)    (7,495,446)    (12,347,283)
       Class C                                                    (221,877)       (556,539)    (9,631,212)    (21,300,952)
       Class Y                                                 (87,442,388)    (26,554,329)  (138,328,871)    (36,983,415)
------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from shares transactions          (67,930,756)      9,315,074   (210,951,856)    (19,482,026)
------------------------------------------------------------------------------------------------------------------------------

   TOTAL INCREASE (DECREASE) IN NET ASSETS                     (51,111,653)     28,667,106   (192,589,196)     36,413,937
NET ASSETS
     Beginning of period                                       101,120,080      72,452,974    659,345,452     622,931,515
------------------------------------------------------------------------------------------------------------------------------
     End of period                                           $  50,008,427    $101,120,080  $ 466,756,256   $ 659,345,452
==============================================================================================================================
UNDISTRIBUTED (DISTRIBUTION IN EXCESS OF) NET INVESTMENTS
   INCOME, END OF PERIOD                                     $     108,931    $    946,458  $     448,588   $     801,978


See Notes to Financial Statements.


112 & 113



                                                                             GE                                 GE
 Statements of Changes                                                     U.S.                              VALUE
 in Net Assets  (continued)                                              EQUITY                             EQUITY
 Changes in Fund Shares                                                    FUND                               FUND


                                                               SIX MONTHS      YEAR ENDED       SIX MONTHS       YEAR ENDED
                                                             ENDED MARCH 31,   SEPTEMBER      ENDED MARCH 31,     SEPTEMBER
                                                            2006 (UNAUDITED)    30, 2005     2006 (UNAUDITED)     30, 2005
------------------------------------------------------------------------------------------------------------------------------


CLASS A:

Shares sold                                                     408,970        1,801,252         206,131         461,603
Issued for distribution reinvested                              638,578           84,535         341,607         160,077
Shares redeemed                                              (2,302,600)      (2,855,919)       (420,836)       (927,455)

------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares                       (1,255,052)        (970,132)        126,902        (305,775)
==============================================================================================================================

CLASS B:

Shares sold                                                       4,049           15,224          16,537          47,128
Issued for distribution reinvested                               19,627               --          42,092          26,605
Shares redeemed                                                (164,695)        (330,524)       (162,839)       (434,405)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares                         (141,019)        (315,300)       (104,210)       (360,672)
==============================================================================================================================

CLASS C:

Shares sold                                                       6,464           29,042           3,448          32,395
Issued for distribution reinvested                               16,353               --          12,103           4,947
Shares redeemed                                                 (61,957)        (180,778)        (11,507)        (46,672)

------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares                          (39,140)        (151,736)          4,044          (9,330)
------------------------------------------------------------------------------------------------------------------------------

CLASS Y:

Shares sold                                                     447,971        1,564,327             484           1,626
Issued for distribution reinvested                              682,786          100,733             418             167
Shares redeemed                                              (7,861,520)      (4,117,687)         (5,454)           (903)

------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares                       (6,730,763)      (2,452,627)         (4,552)            890
------------------------------------------------------------------------------------------------------------------------------






                                                                             GE                            GE
 Statements of Changes                                                SMALL-CAP                        GLOBAL
 in Net Assets  (continued)                                              EQUITY                        EQUITY
 Changes in Fund Shares                                                    FUND                          FUND


                                                            SIX MONTHS      YEAR ENDED       SIX MONTHS      YEAR ENDED
                                                          ENDED MARCH 31,     SEPTEMBER    ENDED MARCH 31,   SEPTEMBER
                                                         2006 (UNAUDITED)     30, 2005    2006 (UNAUDITED)    30, 2005
------------------------------------------------------------------------------------------------------------------------


CLASS A:

Shares sold                                                  387,523          668,429          76,854          95,239
Issued for distribution reinvested                           123,923          446,329           8,599           7,598
Shares redeemed                                             (323,586)        (818,547)        (84,400)       (253,621)

------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares                       187,860          296,211           1,053        (150,784)
========================================================================================================================

CLASS B:

Shares sold                                                   10,627           47,636           3,612           3,238
Issued for distribution reinvested                            26,063          110,491              --              --
Shares redeemed                                              (62,715)        (212,473)        (10,532)        (23,156)

------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares                       (26,025)         (54,346)         (6,920)        (19,918)
------------------------------------------------------------------------------------------------------------------------

CLASS C:

Shares sold                                                   33,942          115,405           1,159           3,843
Issued for distribution reinvested                            18,684           87,800              --              --
Shares redeemed                                              (80,335)        (312,490)            546         (14,973)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares                       (27,709)        (109,285)          1,705         (11,130)
========================================================================================================================

CLASS Y:

Shares sold                                                  191,373          280,356          96,949         131,626
Issued for distribution reinvested                            55,919          196,857           7,046           6,922
Shares redeemed                                             (874,986)        (487,620)        (73,640)       (189,739)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares                      (627,694)         (10,407)         30,355         (51,191)
========================================================================================================================







                                                                         GE                               GE
 Statements of Changes                                        INTERNATIONAL                          PREMIER
 in Net Assets  (continued)                                          EQUITY                           GROWTH
 Changes in Fund Shares                                                FUND                      EQUITY FUND


                                                         SIX MONTHS       YEAR ENDED    SIX MONTHS       YEAR ENDED
                                                       ENDED MARCH 31,     SEPTEMBER  ENDED MARCH 31,     SEPTEMBER
                                                      2006 (UNAUDITED)     30, 2005  2006 (UNAUDITED)     30, 2005
----------------------------------------------------------------------------------------------------------------------


CLASS A:

Shares sold                                                463,961         408,878      1,584,688        4,381,861
Issued for distribution reinvested                          15,266           8,957        271,161           27,450
Shares redeemed                                           (243,980)       (416,211)    (4,467,166)      (6,453,413)

---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares                     235,247           1,624     (2,611,317)      (2,044,102)
=====================================================================================================================

CLASS B:

Shares sold                                                 18,523           9,381         12,850           71,382
Issued for distribution reinvested                             149               --        19,879               --
Shares redeemed                                            (17,088)        (33,099)      (291,046)        (497,118)

---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares                       1,584         (23,718)      (258,317)        (425,736)
=====================================================================================================================

CLASS C:

Shares sold                                                  3,300          30,818         79,806          418,272
Issued for distribution reinvested                              56              --         45,389               --
Shares redeemed                                            (14,149)        (40,856)      (373,812)        (859,672)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares                     (10,793)        (10,038)      (248,617)        (441,400)
---------------------------------------------------------------------------------------------------------------------

CLASS Y:

Shares sold                                                883,446       2,518,053        338,094        3,447,749
Issued for distribution reinvested                          45,576          36,208        143,566           33,520
Shares redeemed                                         (4,797,956)     (1,849,910)    (4,937,830)      (1,385,075)

---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares                  (3,868,934)        704,351     (4,456,170)       2,096,194
=====================================================================================================================

See Notes to Financial Statements.


114 & 115



                                                                               GE                               GE
                                                                        STRATEGIC                       GOVERNMENT
 Statements of Changes                                                 INVESTMENT                       SECURITIES
 in Net Assets                                                               FUND                             FUND


                                                               SIX MONTHS      YEAR ENDED       SIX MONTHS       YEAR ENDED
                                                             ENDED MARCH 31,   SEPTEMBER      ENDED MARCH 31,     SEPTEMBER
                                                            2006 (UNAUDITED)    30, 2005     2006 (UNAUDITED)     30, 2005
--------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investments income (loss)                        $     2,041,310   $  4,700,190    $   2,756,527   $    5,279,620
     Net realized gain (loss) on investments, futures,
       written options, and foreign currency transactions      19,065,356     17,674,531       (1,164,942)         513,382
     Net increase (decrease) in unrealized
       appreciation/(depreciation) on investments,
       futures, written options, and foreign
       currency translations                                   (2,604,192)       993,692       (2,466,008)      (2,262,976)
--------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from operations                   18,502,474     23,368,413         (874,423)       3,530,026
--------------------------------------------------------------------------------------------------------------------------------

   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income
       Class A                                                 (2,105,961)    (2,077,897)      (2,700,569)      (5,189,209)
       Class B                                                   (154,760)      (154,774)         (31,652)         (70,541)
       Class C                                                   (141,191)      (188,175)          (7,488)         (18,472)
       Class Y                                                 (1,827,598)    (1,872,756)              --               --
     Net realized gains
       Class A                                                 (8,966,649)    (2,366,820)              --               --
       Class B                                                 (1,246,405)      (365,199)              --               --
       Class C                                                 (1,124,916)      (316,121)              --               --
       Class Y                                                 (6,733,288)    (1,828,429)              --               --
--------------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS                                        (22,300,768)    (9,170,171)      (2,739,709)      (5,278,222)
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from operations
   and distributions                                           (3,798,294)    14,198,242       (3,614,132)      (1,748,196)
--------------------------------------------------------------------------------------------------------------------------------

   SHARE TRANSACTIONS:
     Proceeds from sale of shares
       Class A                                                  6,948,950     12,420,993        1,485,603        7,554,678
       Class B                                                    362,932      2,082,817          176,999          332,622
       Class C                                                    158,279      2,366,998           24,979        1,514,872
       Class Y                                                  5,729,896     26,563,198               --               --
     Value of distributions reinvested
       Class A                                                 10,561,792      4,239,962        1,979,776        3,772,406
       Class B                                                  1,334,198        489,879           23,717           55,766
       Class C                                                  1,155,028        462,087            6,743           15,580
       Class Y                                                  8,560,893      3,701,185               --               --
     Cost of shares redeemed
       Class A                                                (15,567,786)   (21,986,652)     (12,800,010)     (24,745,686)
       Class B                                                 (2,825,879)    (5,906,549)        (587,581)      (3,194,740)
       Class C                                                 (2,939,047)    (3,372,731)         (69,094)      (1,737,586)
       Class Y                                               (104,231,493)   (48,881,341)              --               --
--------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from shares transactions         (90,752,237)   (27,820,154)      (9,758,868)     (16,432,088)
--------------------------------------------------------------------------------------------------------------------------------

   TOTAL INCREASE (DECREASE) IN NET ASSETS                    (94,550,531)   (13,621,912)     (13,373,000)     (18,180,284)
NET ASSETS
     Beginning of period                                      258,008,888    271,630,800      157,129,219      175,309,503
--------------------------------------------------------------------------------------------------------------------------------
     End of period                                          $ 163,458,357   $258,008,888     $143,756,219     $157,129,219
================================================================================================================================

 UNDISTRIBUTED (DISTRIBUTION IN EXCESS OF) NET INVESTMENTS
   INCOME, END OF PERIOD                                    $   1,012,534   $  3,200,734     $    41,400)     $    (58,218)








                                                                               GE                               GE
                                                                         SHORT-TERM                             GE
 Statements of Changes                                                   GOVERNMENT                     TAX-EXEMPT
 in Net Assets                                                                 FUND                           FUND


                                                                SIX MONTHS      YEAR ENDED       SIX MONTHS      YEAR ENDED
                                                              ENDED MARCH 31,     SEPTEMBER    ENDED MARCH 31,   SEPTEMBER
                                                             2006 (UNAUDITED)     30, 2005    2006 (UNAUDITED)    30, 2005
-----------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investments income (loss)                           $  1,771,890   $    2,731,906   $     602,455   $    1,397,893
     Net realized gain (loss) on investments, futures,
       written options, and foreign currency transactions      (1,962,766)        (777,811)        (53,050)         403,097
     Net increase (decrease) in unrealized
       appreciation/(depreciation) on investments,
       futures, written options, and foreign
       currency translations                                    1,208,155       (1,344,107)       (484,680)      (1,235,646)
-----------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from operations                    1,017,279          609,988          64,725          565,344
-----------------------------------------------------------------------------------------------------------------------------

   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income
       Class A                                                   (875,887)      (2,000,073)       (567,433)      (1,292,205)
       Class B                                                    (73,718)        (168,045)        (23,048)         (62,114)
       Class C                                                    (86,434)        (217,506)        (11,551)         (40,798)
       Class Y                                                   (652,009)        (352,535)           (716)          (2,795)
     Net realized gains
       Class A                                                         --               --              --               --
       Class B                                                         --               --              --               --
       Class C                                                         --               --              --               --
       Class Y                                                         --               --              --               --

-----------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS                                         (1,688,048)      (2,738,159)       (602,748)      (1,397,912)
-----------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations
   and distributions                                             (670,769)      (2,128,171)       (538,023)        (832,568)
-----------------------------------------------------------------------------------------------------------------------------

   SHARE TRANSACTIONS:
     Proceeds from sale of shares
       Class A                                                  1,656,457        4,058,466       1,297,268        5,214,758
       Class B                                                    412,056          365,250           1,050           17,152
       Class C                                                    132,092          867,508              --          114,472
       Class Y                                                 40,778,503          611,142              --          208,525
     Value of distributions reinvested
       Class A                                                    781,862        1,813,827         415,934          967,945
       Class B                                                     63,912          145,782          18,543           46,231
       Class C                                                     75,312          191,263           7,426           28,138
       Class Y                                                    659,013          352,119             716            1,360
     Cost of shares redeemed
       Class A                                                 (5,774,028)     (14,262,512)     (3,723,890)     (16,379,736)
       Class B                                                   (413,910)      (1,163,065)       (314,023)        (968,955)
       Class C                                                   (711,472)      (3,123,456)       (463,315)        (928,829)
       Class Y                                                    (13,524)      (1,233,447)             --         (207,433)
-----------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from shares transactions          37,646,273      (11,377,123)     (2,760,291)     (11,886,372)
-----------------------------------------------------------------------------------------------------------------------------


   TOTAL INCREASE (DECREASE) IN NET ASSETS                     36,975,504      (13,505,294)     (3,298,314)     (12,718,940)
NET ASSETS
     Beginning of period                                       60,776,058       74,281,352      32,305,257       45,024,197

-----------------------------------------------------------------------------------------------------------------------------
     End of period                                            $97,751,562    $  60,776,058     $29,006,943   $   32,305,257
-----------------------------------------------------------------------------------------------------------------------------

 UNDISTRIBUTED (DISTRIBUTION IN EXCESS OF) NET INVESTMENTS
   INCOME, END OF PERIOD                                      $    71,687    $     (12,155)    $    50,587   $       50,880







                                                                             GE                            GE
                                                                          FIXED                          MONEY
 Statements of Changes                                                   INCOME                         MARKET
 in Net Assets                                                             FUND                           FUND


                                                               SIX MONTHS       YEAR ENDED    SIX MONTHS       YEAR ENDED
                                                             ENDED MARCH 31,     SEPTEMBER  ENDED MARCH 31,     SEPTEMBER
                                                            2006 (UNAUDITED)     30, 2005  2006 (UNAUDITED)     30, 2005
--------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investments income (loss)                         $    5,232,405  $    9,429,285  $    4,061,727  $   5,115,361
     Net realized gain (loss) on investments, futures,
       written options, and foreign currency transactions      (3,669,308)        473,434             --              --
     Net increase (decrease) in unrealized
       appreciation/(depreciation) on investments,
       futures, written options, and foreign
       currency translations                                     (742,831)     (4,619,966)            --              --
--------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from operations                      820,266       5,282,753      4,061,727       5,115,361
--------------------------------------------------------------------------------------------------------------------------

   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income
       Class A                                                 (3,231,899)     (5,670,320)    (4,061,727)     (5,115,361)
       Class B                                                    (49,657)        (91,529)            --              --
       Class C                                                    (31,199)        (58,174)            --              --
       Class Y                                                 (1,874,977)     (3,561,827)            --              --
     Net realized gains
       Class A                                                   (344,106)     (2,715,714)            --              --
       Class B                                                     (6,398)        (56,002)            --              --
       Class C                                                     (3,953)        (37,910)            --              --
       Class Y                                                   (200,694)     (1,572,611)            --              --
--------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS                                         (5,742,883)    (13,764,087)    (4,061,727)     (5,115,361)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from operations
   and distributions                                           (4,922,617)    (8,481,334)             --              --
--------------------------------------------------------------------------------------------------------------------------

   SHARE TRANSACTIONS:
     Proceeds from sale of shares
       Class A                                                  4,192,523       9,177,584     39,530,107      63,733,768
       Class B                                                     33,130         309,056             --              --
       Class C                                                     76,024         393,295             --              --
       Class Y                                                  5,084,338      24,800,251             --              --
     Value of distributions reinvested
       Class A                                                  3,085,185       7,353,279      3,855,596       4,964,909
       Class B                                                     51,085         135,959             --              --
       Class C                                                     30,949          87,291             --              --
       Class Y                                                  1,891,046       5,154,069             --              --
     Cost of shares redeemed
       Class A                                                (11,079,872)    (21,630,370)   (60,875,197)    (89,039,684)
       Class B                                                   (493,690)       (819,042)            --              --
       Class C                                                   (326,842)     (1,359,768)            --              --
       Class Y                                                (75,489,289)    (34,281,398)            --              --
--------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from shares transactions         (72,945,413)    (10,679,794)   (17,489,494)    (20,341,007)
--------------------------------------------------------------------------------------------------------------------------

   TOTAL INCREASE (DECREASE) IN NET ASSETS                    (77,868,030)    (19,161,128)   (17,489,494)    (20,341,007)
NET ASSETS
     Beginning of period                                      234,364,078     253,525,206    214,638,352     234,979,359

--------------------------------------------------------------------------------------------------------------------------
     End of period                                           $156,496,048    $234,364,078   $197,148,858    $214,638,352
--------------------------------------------------------------------------------------------------------------------------

 UNDISTRIBUTED (DISTRIBUTION IN EXCESS OF) NET INVESTMENTS
   INCOME, END OF PERIOD                                     $    690,712    $    646,039   $         --    $         --



See Notes to Financial Statements.


116 & 117



                                                                               GE                                GE
Statements of Changes                                                   STRATEGIC                        GOVERNMENT
in Net Assets  (continued)                                             INVESTMENT                        SECURITIES
Changes in Fund Shares                                                       FUND                              FUND


                                                               SIX MONTHS      YEAR ENDED       SIX MONTHS       YEAR ENDED
                                                             ENDED MARCH 31,   SEPTEMBER      ENDED MARCH 31,     SEPTEMBER
                                                            2006 (UNAUDITED)    30, 2005     2006 (UNAUDITED)     30, 2005
------------------------------------------------------------------------------------------------------------------------------

CLASS A:

Shares sold                                                     286,013          510,383         172,344           863,916
Issued for distribution reinvested                              449,247          172,708         230,465           430,565
Shares redeemed                                                (636,648)        (899,406)     (1,485,843)       (2,825,353)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares                           98,612         (216,315)     (1,083,034)       (1,530,872)
==============================================================================================================================

CLASS B:

Shares sold                                                      15,410           88,271          20,390            37,669
Issued for distribution reinvested                               58,441           20,505           2,736             6,309
Shares redeemed                                                (119,659)        (249,794)        (67,717)         (360,635)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares                          (45,808)        (141,018)        (44,591)         (316,657)
==============================================================================================================================

CLASS C:

Shares sold                                                       6,858          102,074           2,864           170,058
Issued for distribution reinvested                               51,795           19,756             775             1,758
Shares redeemed                                                (126,978)        (144,995)         (7,926)         (197,526)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares                          (68,325)         (23,165)         (4,287)          (25,710)
==============================================================================================================================

CLASS Y:

Shares sold                                                     233,908        1,075,866              --                --
Issued for distribution reinvested                              363,829          150,638              --                --
Shares redeemed                                              (4,241,883)      (1,977,957)             --                --
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares                       (3,644,146)        (751,453)             --                --
==============================================================================================================================





                                                                               GE
Statements of Changes                                                   SHORT-TERM                             GE
in Net Assets  (continued)                                              GOVERNMENT                     TAX-EXEMPT
Changes in Fund Shares                                                        FUND                           FUND


                                                               SIX MONTHS      YEAR ENDED       SIX MONTHS      YEAR ENDED
                                                             ENDED MARCH 31,     SEPTEMBER    ENDED MARCH 31,   SEPTEMBER
                                                            2006 (UNAUDITED)     30, 2005    2006 (UNAUDITED)    30, 2005
---------------------------------------------------------------------------------------------------------------------------

CLASS A:

Shares sold                                                     146,898           353,408        111,136          435,617
Issued for distribution reinvested                               69,461           158,268         35,687           81,265
Shares redeemed                                                (512,577)       (1,240,813)      (319,075)      (1,369,558)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares                         (296,218)         (729,137)      (172,252)        (852,676)
===========================================================================================================================

CLASS B:

Shares sold                                                      36,733            31,670             90            1,457
Issued for distribution reinvested                                5,687            12,743          1,591            3,883
Shares redeemed                                                 (36,826)         (101,431)       (26,944)         (81,268)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares                            5,594           (57,018)       (25,263)         (75,928)
===========================================================================================================================

CLASS C:

Shares sold                                                      11,733            75,307             --            9,572
Issued for distribution reinvested                                6,700            16,710            637            2,363
Shares redeemed                                                 (63,269)         (272,121)       (39,716)         (77,852)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares                          (44,836)         (180,104)       (39,079)         (65,917)
===========================================================================================================================

CLASS Y:

Shares sold                                                   3,634,367            53,153             --           16,168
Issued for distribution reinvested                               58,784            30,831             56              106
Shares redeemed                                                  (1,204)         (108,565)            --          (16,168)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares                        3,691,947           (24,581)            56              106
===========================================================================================================================





                                                                         GE                              GE
Statements of Changes                                                 FIXED                            MONEY
in Net Assets  (continued)                                           INCOME                           MARKET
Changes in Fund Shares                                                 FUND                            FUND*


                                                           SIX MONTHS       YEAR ENDED    SIX MONTHS       YEAR ENDED
                                                         ENDED MARCH 31,     SEPTEMBER  ENDED MARCH 31,     SEPTEMBER
                                                        2006 (UNAUDITED)     30, 2005  2006 (UNAUDITED)     30, 2005
----------------------------------------------------------------------------------------------------------------------

CLASS A:

Shares sold                                                  350,975        744,987      39,530,107      63,733,783
Issued for distribution reinvested                           257,924        597,923       3,855,596       4,964,910
Shares redeemed                                             (923,919)    (1,758,046)    (60,875,197)    (89,039,684)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares                      (315,020)      (415,136)    (17,489,494)    (20,340,991)
----------------------------------------------------------------------------------------------------------------------

CLASS B:

Shares sold                                                    2,765         24,952              --              --
Issued for distribution reinvested                             4,268         11,054              --              --
Shares redeemed                                              (41,188)       (66,429)             --              --
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares                       (34,155)       (30,423)             --              --
======================================================================================================================

CLASS C:

Shares sold                                                    6,328         31,941              --              --
Issued for distribution reinvested                             2,585          7,084              --              --
Shares redeemed                                              (27,197)      (109,642)             --              --
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares                       (18,284)       (70,617)             --              --
======================================================================================================================

CLASS Y:

Shares sold                                                  424,212      2,007,596              --              --
Issued for distribution reinvested                           157,941        419,423              --              --
Shares redeemed                                           (6,324,080)    (2,767,553)             --              --
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares                    (5,741,927)      (340,534)             --              --
======================================================================================================================


* GE Money Market Fund is a no load fund offering only one class of shares to all investors.


See Notes to Financial Statements.

118 & 119

                                                      March 31, 2006 (unaudited)


Notes to Financial Statements


1.  ORGANIZATION OF THE FUNDS

GE Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 10, 1992, and is authorized to issue an unlimited number of shares. It comprises fourteen portfolios (each a "Fund" and collectively the "Funds"), although only the following twelve are currently being offered: GE U.S. Equity Fund, GE Value Equity Fund, GE Small-Cap Equity Fund (formerly GE Small-Cap Value Equity Fund), GE Global Equity Fund, GE International Equity Fund, GE Premier Growth Equity Fund, GE Strategic Investment Fund, GE Government Securities Fund, GE Short-Term Government Fund, GE Tax-Exempt Fund, GE Fixed Income Fund and GE Money Market Fund. The Funds (except GE Money Market Fund) are presently authorized to issue four classes of shares. As of March 31, 2006, each Fund had four share classes active, except for GE Government Securities Fund, which had only three classes active and GE Money Market Fund, which had only one active class. As of January 29, 2006, Class Y shares were closed to new investors and may be purchased only by existing Class Y shareholders of record that still hold Class Y shares of any Fund.



Maximum Sales Load Imposed on Purchases of Class A Shares (as a percentage of offering price):

5.75%                                          4.25%                                      2.50%
---------------------------------------------------------------------------------------------------------------------------

GE U.S. Equity Fund                            GE Government Securities Fund              GE Short-Term Government Fund

GE Value Equity Fund                           GE Tax-Exempt Fund

GE Small-Cap Equity Fund                       GE Fixed Income Fund

GE Global Equity Fund

GE International Equity Fund

GE Premier Growth Equity Fund

GE Strategic Investment Fund


There is no front-end sales load imposed on individual purchases of Class A shares of $1 million or more. The front-end sales charge is also waived in other instances as described in the Funds' prospectus.

Maximum Contingent Deferred Sales Charges imposed on redemptions of Class B shares (as a percentage of redemption proceeds) within the first year are:

4.00%                                          3.00%
--------------------------------------------------------------------------------

GE U.S. Equity Fund                            GE Government Securities Fund

GE Value Equity Fund                           GE Short-Term Government Fund

GE Small-Cap Equity Fund                       GE Tax-Exempt Fund

GE Global Equity Fund                          GE Fixed Income Fund

GE International Equity Fund

GE Premier Growth Equity Fund

GE Strategic Investment Fund

                                                      March 31, 2006 (unaudited)



Notes to Financial Statements


The contingent deferred sales charge for Class B redemptions for all Funds are as follows: within the second year -- 3.00%; within the third year -- 2.00%; within the fourth year -- 1.00% and within the fifth year and thereafter -- 0.00%.

The maximum contingent deferred sales charge imposed on Class C (level load) redemptions for all Funds is 1.00% within the first year of purchase and 0.00% thereafter.

Purchases of $1 million or more of Class A shares at net asset value are subject to a 1.00% contingent deferred sales charge if redeemed within one year of purchase.

No front-end or contingent deferred sales charges are assessed by the Trust with respect to shares of GE Money Market Fund or Class Y shares of all Funds.


2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions at the date of the financial statements. Actual results may differ from those estimates.

The following summarizes the significant accounting policies of the Trust:

SECURITY VALUATION AND TRANSACTIONS Securities for which exchange quotations are readily available are valued at the last sale price, or if no sales occurred on that day, at the last quoted bid price. Securities listed on the NASDAQ will be valued at the NASDAQ's official close price. Certain fixed income securities are valued by a dealer or by a pricing service based upon a matrix system, which considers market transactions as well as dealer supplied valuations. Short-term investments maturing within sixty days are valued at amortized cost. If quotations are not readily available for a portfolio security, or if it is believed that a quotation or other market price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds' Board of Trustees that are designed to establish its "fair value". These procedures require that the fair value of a security be established by the valuation committee. The fair value committee follows different protocols for different types of investments and circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occuring after the close of the portfolio security's primary market and before the close of regular trading on the NYSE. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price. GE Asset Management may also separately monitor portfolio securities and, consistent with the Funds' fair value procedures, apply a different value to a porfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service.

Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these fair value procedures will always better represent the price at which a Fund could sell the affected portfolio security.

In accordance with Rule 2a-7 of the 1940 Act, GE Money Market Fund values securities initially at cost and, thereafter, securities are assumed to have a constant amortization to maturity of any discount or premium. Amortized cost approximates fair value.

Security transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

Each Fund's income, expenses (other than distribution fees) and realized and unrealized gains and losses are allocated proportionally each day among the classes based upon the relative net assets of each class.

REPURCHASE AGREEMENTS Each of the Funds may enter into repurchase agreements. The Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Funds. The Funds value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to 102% of the

                                                      March 31, 2006 (unaudited)



Notes to Financial Statements


repurchase price. In the event the seller defaults and the value of the security declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

SECURITY LENDING Each of the Funds may loan securities to brokers, dealers, and financial institutions determined by GE Asset Management Incorporated ("GEAM") to be creditworthy, subject to certain limitations. The Funds continue to receive the interest and dividends on the loaned securities during the term of the loan. The loans of securities are secured by collateral in the form of cash or other liquid assets, which are segregated and maintained with the custodian in an amount at least equal to 102% of the current market value of the loaned securities. During the term of the loan, the Funds will record any gain or loss in the market value of its loaned securities and of securities in which cash collateral is invested. A Fund will also earn interest, net of any rebate, from securities in which cash collateral is invested. In the event the counterparty (borrower) does not meet its contracted obligation to return the securities, the Funds may be exposed to the risk of loss of reacquiring the loaned securities at prevailing market prices using the proceeds of the sale of the collateral.

FOREIGN CURRENCY Accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in market prices of securities during the period. Such fluctuations are included in net realized or unrealized gain or loss from investments. Net realized gains or losses on foreign currency transactions represent net gains or losses on sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income and withholding taxes accrued and the U.S. dollar amount actually received or paid, and gains or losses between the trade and settlement date on purchases and sales of securities. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases or decreases in unrealized appreciation/depreciation on foreign currency related transactions.

FUTURES CONTRACTS Certain Funds may invest in interest rate, financial and stock or bond index futures contracts subject to certain limitations. The Funds may invest in futures contracts to manage their exposure to the stock and bond markets and fluctuations in currency values. Buying futures tends to increase a Fund's exposure to the underlying instrument while selling futures tends to decrease a Fund's exposure to the underlying instrument, or economically hedge other Fund investments. A Fund will not enter into a transaction involving futures for speculative purposes. A Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts' terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margins, are made or received by the Funds each day, depending on the daily fluctuation in the fair value of the underlying security. The Funds record an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Funds recognize a realized gain or loss on the expiration or closing of a futures contract.

OPTIONS Certain Funds may purchase and write options, subject to certain limitations. The Funds may invest in options contracts to manage their exposure to the stock and bond markets and fluctuations in foreign currency values. Writing puts and buying calls tend to increase a Fund's exposure to the underlying instrument while buying puts and writing calls tend to decrease a Fund's

                                                      March 31, 2006 (unaudited)



Notes to Financial Statements


exposure to the underlying instrument, or economically hedge other Fund investments. A Fund will not enter into a transaction involving options for speculative purposes. A Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts' terms and changes in the liquidity of the secondary market for the contracts. Options are valued at the last sale price, or if no sales occurred on that day, at the last quoted bid price.

When a Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying security or the cost basis of the securities purchased is adjusted by the original premium received or paid.

SWAP CONTRACTS As part of their investment strategies, certain Funds may invest in swap agreements which are agreements to exchange the return generated by one instrument for the return generated by another instrument. Total return swap agreements involve commitments to pay interest in exchange for a market linked return based upon a notional principal amount. To the extent the total return of the security or index underlying the agreement exceeds or falls short of the offsetting interest rate obligation, the Funds will receive a payment from or make a payment to the counterparty. Swaps are marked to market daily based upon the underlying security or index. Payments received or made are recorded as realized gain or loss in the Statement of Operations. Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in the value of the index or securities underlying the agreement. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS Each of the Funds may purchase or sell securities on a when-issued or forward commitment basis. These transactions are arrangements in which the Funds purchase and sell securities with payment and delivery scheduled a month or more after entering into the transactions. The price of the underlying securities and the date when these securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract. In connection with such purchases, the Funds maintain cash or liquid assets in an amount equal to purchase commitments for such underlying securities until settlement date and for sales commitments the Funds maintain equivalent deliverable securities as "cover" for the transaction. Unsettled commitments are valued at current market value of the underlying security. Daily fluctuations in the value of such contracts are recorded as unrealized gains or losses. The Funds will not enter into such commitments for the purpose of investment leverage.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS Certain Funds may enter into forward foreign currency exchange contracts to facilitate transactions in foreign denominated securities and to manage the Fund's currency exposure. Forward foreign currency exchange contracts are valued at the mean between the bid and the offered forward rates as last quoted by a recognized dealer. The aggregate principal amounts of the contracts are not recorded in the Fund's financial statements. Such amounts appear under the caption forward foreign currency contracts in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (or liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains or losses on foreign currency related transactions. The Fund's risks in using these contracts include changes in the value of foreign currency or the possibility that the counterparties do not perform under the contracts' terms. When a Fund

                                                      March 31, 2006 (unaudited)


Notes to Financial Statements


enters into a forward foreign currency exchange contract, it is required to segregate cash or liquid securities with its custodian in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract. If the value of the segregated securities declines, additional cash or securities is segregated so that the value of the account will equal the amount of the Fund's commitment with respect to the contract.

INVESTMENTS IN FOREIGN MARKETS Investments in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, restrictions on repatriation of income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

The Funds may be subject to capital gains and repatriation taxes imposed by certain countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation as income and/or capital gains are earned.



INCOME TAXES The Funds intend to comply with all sections of the Internal Revenue Code applicable to regulated investment companies including the distribution of substantially all of their taxable net investment income and net realized capital gains to their shareholders. Therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.

At March 31, 2006 information on the tax cost of investments is as follows:

                                                                                                              Net Tax
                                               Cost of                                                     Appreciation/
                                              Investment             Gross Tax         Gross Tax         (Depreciation) on
                                           for Tax Purposes        Appreciation       Depreciation          Investment
---------------------------------------------------------------------------------------------------------------------------
GE U.S. Equity Fund                           $402,788,913          $49,997,482       $(21,513,216)         $28,484,266
GE Value Equity Fund                            50,732,341            7,913,570         (1,852,153)           6,061,417
GE Small-Cap Equity Fund                        89,963,310           32,680,604         (2,271,455)          30,409,149
GE Global Equity Fund                           59,648,075           12,814,492           (985,932)          11,828,560
GE International Equity Fund                    50,574,866           13,090,744         (1,678,402)          11,412,342
GE Premier Growth Equity Fund                  432,191,519           62,187,510        (23,755,766)          38,431,744
GE Strategic Investment Fund                   159,648,360           20,694,869         (5,272,005)          15,422,864
GE Government Securities Fund                  189,337,476              290,969         (2,006,119)          (1,715,150)
GE Short-Term Government Fund                  128,076,653              151,095         (1,470,326)          (1,319,231)
GE Tax-Exempt Fund                              29,261,457              669,036           (171,736)             497,300
GE Fixed Income Fund                           210,385,689              422,258         (4,962,848)          (4,540,590)
GE Money Market Fund                           196,501,612                   --                 --                   --

                                                      March 31, 2006 (unaudited)


Notes to Financial Statements


As of September 30, 2005, the following Funds have capital loss carryovers as indicated below. The capital loss carryover is available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income. During the year ended September 30, 2005, capital loss carryover expired in the GE Money Market Fund in the amount of $5,688. During the year ended September 30, 2005, GE U.S. Equity Fund, GE Global Equity Fund, GE International Equity Fund, GE Premier Growth Equity Fund, GE Government Securities Fund and GE Tax-Exempt Fund utilized capital loss carryovers in the amounts of $27,191,090; $4,157,315; $12,154,483; $12,040,332; $209,588 and $403,097, respectively.

Fund                                                       Amount                Expires
------------------------------------------------------------------------------------------------------

GE Global Equity Fund                                 $  4,749,783               09/30/11
                                                         3,554,573               09/30/12

GE International Equity Fund                             3,313,987               09/30/11
                                                         3,670,824               09/30/12

GE Government Securities Fund                           13,720,717               09/30/08

GE Short-Term Government Fund                                   31               09/30/12
                                                           543,478               09/30/13

GE Tax-Exempt Fund                                          33,942               09/30/08
                                                           115,020               09/30/09
                                                             5,270               09/30/11
                                                            14,537               09/30/12

GE Money Market Fund                                           120               09/30/10

Any net capital and currency losses incurred after October 31, within each Fund's tax year, are deemed to arise on the first day of the Fund's next tax year if the Fund so elects to defer such losses. The Funds elected to defer losses incurred after October 31, 2004 as follows:

Fund                                                     Capital                 Currency
-----------------------------------------------------------------------------------------------
GE U.S. Equity Fund                                   $        --              $         --
GE Value Equity Fund                                           --                        --
GE Small-Cap Equity Fund                                       --                        --
GE Global Equity Fund                                          --                     1,499
GE International Equity Fund                                   --                    97,110
GE Premier Growth Equity Fund                                  --                        --
GE Strategic Investment Fund                                   --                        --
GE Government Securities Fund                                  --                        --
GE Short-Term Government Fund                             787,883                        --
GE Tax-Exempt Fund                                             --                        --
GE Fixed Income Fund                                      539,573                        --
GE Money Market Fund                                           --                        --

                                                      March 31, 2006 (unaudited)



Notes to Financial Statements


The tax composition of distributions paid during the years ended September 30, 2005 and September 30, 2004 were as follows:



                                        Year ended September 30, 2005                    Year ended September 30, 2004
                                -------------------------------------------       ------------------------------------------
                                 Exempt         Ordinary        Long-Term          Exempt        Ordinary        Long-Term
                                Interest         Income       Capital Gains       Interest        Income       Capital Gains
----------------------------------------------------------------------------------------------------------------------------
GE U.S. Equity Fund             $       --      $ 5,671,375     $        --       $      --      $  5,180,648   $        --
GE Value Equity Fund                    --          410,164       1,849,176              --           407,241            --
GE Small-Cap
   Equity Fund                          --        7,862,274       4,929,495              --                --            --
GE Global Equity Fund                   --          292,913              --              --           120,349            --
GE International
   Equity Fund                          --          644,582              --              --           409,962            --
GE Premier Growth
   Equity Fund                          --        1,838,480              --              --                --            --
GE Strategic
   Investment Fund                      --        4,455,258       4,714,913              --         3,095,500            --
GE Government
   Securities Fund                      --        5,278,222              --              --         5,226,211            --
GE Short-Term
   Government Fund                      --        2,738,159              --              --         2,344,249        387,561
GE Tax-Exempt Fund               1,365,836           32,076              --       1,628,711            15,126             --
GE Fixed Income Fund                    --       11,448,708       2,315,379              --        10,693,233      1,899,065
GE Money Market Fund                    --        5,115,361              --              --         2,173,915             --


DISTRIBUTIONS TO SHAREHOLDERS GE Government Securities Fund, GE Short-Term Government Fund, GE Tax-Exempt Fund, GE Fixed Income Fund, and GE Money Market Fund declare investment income dividends daily and pay them monthly. All other Funds declare and pay dividends from investment income annually. All Funds declare and pay net realized capital gains in excess of capital loss carryforwards distributions annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include (but are not limited to) treatment of realized and unrealized gains and losses on forward foreign currency contracts, paydown gains and losses on mortgage-backed securities, and losses deferred due to wash sale transactions. Reclassifications are made to the Funds' capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or net asset value of the Funds. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

INVESTMENT INCOME Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions, which are recorded as soon after ex-dividend date as such information becomes available. Interest income is recorded on the accrual basis and includes accretion of discount and amortization of premium on bonds to call or maturity date, whichever is shorter, using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds' understanding of the applicable country's tax rules and rates.

                                                      March 31, 2006 (unaudited)



Notes to Financial Statements


EXPENSES Fund specific expenses are allocated to the Fund that incurs such expense and pro rata across share classes. Expenses, other than those incurred by a specific Fund, are allocated pro rata among Funds and share classes. Such expenses may include custodial fees, legal and accounting fees, printing costs and registration fees. All expenses of the Funds are paid by GEAM and reimbursed by the Funds.

SHORT-TERM TRADING (REDEMPTION) FEES Shares held in the GE Global Equity Fund and GE International Equity Fund less than 90 days are subject to a short-term trading fee equal to 2.00% of the proceeds of the redeemed shares. These fees, which are retained by a Fund, are accounted for as an addition to paid-in capital.


3.  LINE OF CREDIT

The Trust shares a revolving credit facility of up to $25 million with a number of its affiliates. The credit facility is with its custodian bank, State Street Bank and Trust Company. The revolving credit facility requires the payment of a commitment fee equal to 0.09% per annum on the daily unused portion of the credit facility, payable quarterly. The portion borne by the Funds generally is borne proportionally based upon net assets. Generally, borrowings under the credit facility would accrue interest at the Federal Funds Rate plus 50 basis points and would be borne by the borrowing Fund. The maximum amount allowed to be borrowed by any one Fund is the lesser of its prospectus limitation, 20% of its net assets, or $25 million. The credit facility was not utilized by the Trust during the period ended March 31, 2006.


4.  FEES AND COMPENSATION PAID TO AFFILIATES

ADVISORY AND ADMINISTRATION AND OTHER OPERATING FEES Compensation of GEAM, a wholly-owned subsidiary of General Electric Company, for investment advisory and administrative services is paid monthly based on the average daily net assets of each Fund. GEAM agreed in writing to limit other operating expenses (exclusive of advisory, administration and distribution fees) of each class of certain funds on an annualized basis to the levels stated in the schedule below through January 29, 2007. Had these fees and expenses not been absorbed, the returns (and/or yields) would have been lower. These agreements may be renewed or discontinued without notice in the future.



                                                      Annualized based on average daily net assets
                                             --------------------------------------------------------------
                                                     Advisory and                         Other
                                                  Administration Fees           Operating Expense Limits*
                                             --------------------------------------------------------------
                                                                                  From April 1, 2003
                                                                               ------------------------
GE U.S. Equity Fund                                      .40%                             .30%

GE Value Equity Fund                                     .55%                             .40%

GE Small-Cap Equity Fund                                 .70%                             .39%

GE Global Equity Fund                                    .75%                             .71%

GE International Equity Fund                             .80%                             .70%

GE Premier Growth Equity Fund                            .60%                             .30%

GE Strategic Investment Fund                             .35%                             .35%

GE Government Securities Fund                            .40%                             .30%

GE Short-Term Government Fund                            .30%                             .25%

GE Tax-Exempt Fund                                       .35%                             .27%

GE Fixed Income Fund                                     .35%                             .20%

GE Money Market Fund                                     .25%                             .25%

* OTHER OPERATING EXPENSES, AFTER REIMBURSEMENT (IF ANY), WILL NOT EXCEED THE LIMITS SHOWN IN THE TABLE ABOVE FOR THE PERIOD ENDING MARCH 31, 2006. ACTUAL EXPENSES DURING THAT PERIOD MAY BE LESS THAN THAT SHOWN.

                                                      March 31, 2006 (unaudited)



Notes to Financial Statements


GEAM is entitled to seek reimbursement of operating expenses absorbed by GEAM, up to 3 years from the date the expenses were incurred (as long as these reimbursements do not cause the Fund's expenses to exceed the limit). As of March 31, 2006, the following Funds have expenses eligible for reimbursement as detailed below:


                                           Expenses                                                        Total Expenses
                                         Eligible for               Expenses              Expenses          Eligible for
                                         Recoupment -               Waived -             Recouped -         Recoupment -
Fund                                   Beginning of Year          Current Year          Current Year       March 31, 2006
---------------------------------------------------------------------------------------------------------------------------
GE U.S. Equity Fund                   $          --                $       --           $        --         $         --

GE Value Equity Fund                         53,393                       782                 1,270                52,905

GE Small-Cap Equity Fund                         --                        --                    --                    --

GE Global Equity Fund                            --                        --                    --                    --

GE International Equity Fund                     --                       460                   460                    --

GE Premier Growth Equity Fund                    --                        --                    --                    --

GE Strategic Investment Fund                     --                        --                    --                    --

GE Government Securities Fund                    --                        --                    --                    --

GE Short-Term Government Fund               181,686                    11,171                15,742               177,115

GE Tax-Exempt Fund                           51,173                    23,020                    --                74,193

GE Fixed Income Fund                          6,628                    13,500                   317                19,811

GE Money Market Fund                              --                       --                    --                    --


As of March 31, 2006, there were no expirations of expenses eligible for recoupment. The expenses eligible for recoupment at March 31, 2006 are set to expire as follows:

Fund                                                        Amount                    Expires
--------------------------------------------------------------------------------------------------
GE Value Equity Fund                                        $51,214                     2007
                                                                909                     2008
                                                                782                     2009

GE Short-Term Government Fund                                50,929                     2006
                                                             78,711                     2007
                                                             36,304                     2008
                                                             11,171                     2009

GE Tax-Exempt Fund                                            4,330                     2006
                                                             15,140                     2007
                                                             31,703                     2008
                                                             23,020                     2009

GE Fixed Income                                               6,311                     2008
                                                             13,500                     2009


                                                      March 31, 2006 (unaudited)



Notes to Financial Statements



The Funds paid the following fees to GEAM for advisory and administrative services for the period ended March 31, 2006. All other administrative fees were paid to either GENPACT, as noted below, or State Street Bank & Trust Co.

                                                               Advisory and
Fund                                                        Administrative Fees
--------------------------------------------------------------------------------

GE U.S. Equity Fund                                             $1,252,159

GE Value Equity Fund                                               149,770

GE Small-Cap Equity Fund                                           355,526

GE Global Equity Fund                                              204,033

GE International Equity Fund                                       426,760

GE Premier Growth Equity Fund                                    1,816,742

GE Strategic Investment Fund                                       441,067

GE Government Securities Fund                                      300,180

GE Short-Term Government Fund                                      124,615

GE Tax-Exempt Fund                                                  53,707

GE Fixed Income Fund                                               382,442

GE Money Market Fund                                               263,344


Effective January 1, 2002, GENPACT began performing certain accounting and certain administration services not provided by GEAM. For the period ended March 31, 2006, $16,580 was charged to the Funds and was allocated pro rata across funds and share classes based upon relative net assets. Administrative services not performed by GEAM or GENPACT were provided by an unaffiliated service provider.

DISTRIBUTION AND SHAREHOLDER SERVICING FEES The Funds have adopted a Shareholder Servicing and Distribution Plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund except the GE Money Market Fund. Each Fund pays GE Investment Distributors, Inc. ("GEID"), a wholly-owned subsidiary of GEAM and the Funds' principal underwriter, a monthly fee for distribution and/or shareholder services provided, at an annual rate of the average daily net assets attributable to each applicable class of shares. The annual rates applicable are 0.25% for Class A shares, 1.00% for Class B shares (except GE Short-Term Government Fund which is .85%) and 1.00% for Class C (level load) shares. Currently, Class Y shares are not subject to a 12b-1 fee.

GEID has agreed that once Class B shares automatically convert to Class A shares, six years after the date of purchase (eight years in the case of shares acquired or exchanged from shares of Investors Trust Funds), such shareholders will become subject to the .25% distribution and/or shareholder services fees attributable to Class A shares.

TRUSTEES COMPENSATION The Funds pay no compensation to their Trustees who are officers or employees of GEAM or its affiliates. Trustees who are not such officers or employees also serve in a similar capacity for other Funds advised by GEAM. Compensation paid to unaffiliated Trustees is reflected on the Statement of Operations. These fees are allocated pro rata across funds and share classes served by the Trustees and are based upon the relative net assets of each Fund. (For additional information about Trustees compensation please refer to the Statement of Additional Information.)

SECURITY LENDING PROGRAM GEAM administers the security lending program for the following funds: GE Government Securities Fund, GE Short-Term Government Fund and GE Fixed Income Fund. The security lending fee

                                                      March 31, 2006 (unaudited)



Notes to Financial Statements


is based on the number and duration of lending transactions. State Street Global Securities Lending acts as the lending agent for all other funds participating in the securities lending program.

For the period ended March 31, 2006, the GE Government Securities Fund, GE Short-Term Government Fund and GE Fixed Income Fund paid $690,275; $407,883; and $783,727 respectively to GEAM. GEAM paid all fees received to third-party brokers.

OTHER For the period ended March 31, 2006, GEID acting as underwriter received net commissions of $15,359 from the sale of Class A shares and $69,647 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares.


5.  SUB-ADVISORY FEES

Pursuant to an investment sub-advisory agreement with GEAM, Palisade Capital Management, LLC ("Palisade") is the Sub-Adviser to the GE Small-Cap Equity Fund. Palisade is responsible for the day-to-day portfolio management of the assets of the fund, including the responsibility for making decisions to buy, sell or hold a particular security, under the general supervision of GEAM and the Board of Trustees.

For their services, GEAM pays Palisade a monthly sub-advisory fee, which is calculated as a percentage of the average daily net assets of the Fund.


6.  INVESTMENT TRANSACTIONS

PURCHASES AND SALES OF SECURITIES The cost of purchases and the proceeds from sales of investments, other than short-term securities and options, for the period ended March 31, 2006, were as follows:

                                                         Purchases                          Sales
-----------------------------------------------------------------------------------------------------

GE U.S. Equity Fund                                      $160,922,417                    $429,886,403

GE Value Equity Fund                                       11,821,494                      15,667,478

GE Small-Cap Equity Fund                                   13,916,411                      25,438,866

GE Global Equity Fund                                      20,183,452                      20,477,172

GE International Equity Fund                               23,784,415                      90,396,991

GE Premier Growth Equity Fund                              77,891,774                     297,193,934

GE Strategic Investment Fund                              322,910,851                     438,490,487

GE Government Securities Fund                             194,675,439                     195,430,178

GE Short-Term Government Fund                             118,847,956                      68,296,367

GE Tax-Exempt Fund                                          8,606,063                      10,701,940

GE Fixed Income Fund                                      448,704,674                     522,189,036


                                                      March 31, 2006 (unaudited)

Notes to Financial Statements



OPTIONS During the period ended March 31, 2006, the following option contracts were written:


                              GE Small-Cap              GE Strategic            GE Government
                                 Equity                  Investment               Securities              GE Fixed Income
                       ------------------------   -----------------------  ------------------------  ----------------------
                          Number                    Number                    Number                   Number
                       of Contracts    Premium   of Contracts    Premium   of Contracts    Premium  of Contracts    Premium
---------------------------------------------------------------------------------------------------------------------------
Balance as of
September 30, 2005          265       $  32,569     220,000     $  1,685      590,000     $  4,517      810,000    $  6,202

Written                      --              --          10          359           30        1,078           40       1,437

Closed and Expired         (265)        (32,569)   (220,010)      (2,044)    (590,030)      (5,595)    (810,040)     (7,639)
---------------------------------------------------------------------------------------------------------------------------
Balance as of
March 31, 2006               --       $     --          --      $     --           --     $     --           --    $     --
---------------------------------------------------------------------------------------------------------------------------



SECURITY LENDING At March 31, 2006, the following Funds participated in security lending:


                                                                 Loaned securities
                                                            (including accrued interest)            Cash Collateral*
---------------------------------------------------------------------------------------------------------------------------
GE U.S. Equity Fund                                                $   8,890,334                      $  9,104,974
GE Value Equity Fund                                                   2,372,427                         2,433,890
GE Small-Cap Equity Fund                                              18,301,811                        18,774,023
GE Global Equity Fund                                                 11,351,672                        11,958,169
GE International Equity Fund                                          11,731,707                        12,330,776
GE Premier Growth Equity Fund                                          3,470,088                         3,556,801
GE Strategic Investment Fund                                           3,207,525                         3,350,103
GE Government Securities Fund                                         42,552,078                        43,476,111
GE Short-Term Government Fund                                         28,867,330                        29,489,303
GE Fixed Income Fund                                                  41,746,397                        42,662,812

* COLLATERAL WAS ADJUSTED ON APRIL 3, 2006 TO REFLECT THE MARCH 31, 2006 CHANGE IN VALUE OF SECURITIES ON LOAN.

                                                      March 31, 2006 (unaudited)



Notes to Financial Statements



7. BENEFICIAL INTEREST

The number of shareholders each owning 5% or more of a Fund are listed below. The total percentage of a Fund held by such shareholders as well as percentage of a Fund held by certain directly and indirectly wholly-owned subsidiaries of General Electric Company and their respective investment plans ("GE Affiliates") at March 31, 2006 were:


                                                           5% or Greater Shareholders
                                                           --------------------------                   % of Fund Held by
                                                           Number      % of Fund Held                     GE Affiliates*
---------------------------------------------------------------------------------------------------------------------------
GE U.S. Equity Fund                                          1               21%                                  0%
GE Global Equity Fund                                        1               34%                                 34%
GE International Equity Fund                                 2               24%                                 24%
GE Premier Growth Equity Fund                                1               12%                                  0%
GE Short-Term Government Fund                                2               50%                                  0%
GE Money Market Fund                                         1                6%                                  6%

Investment activities of these shareholders could have a material impact on the Funds.

* INCLUDED IN THE 5% OR GREATER SHAREHOLDER PERCENTAGE.

                                                                     (unaudited)

Advisory Agreement Renewal


The Board of Trustees, including the independent trustees, of the GE Funds unanimously approved the continuance of the investment advisory agreement between each Fund and GE Asset Management Incorporated ("GEAM") at a meeting held on December 16, 2005. The Board, including the independent trustees, also at that meeting unanimously approved the sub-advisory agreement between Palisade Capital Management, L.L.C. and GEAM on behalf of the GE Small-Cap Value Equity Fund.

In considering whether to approve the investment advisory and sub-advisory agreements, the Board (including the independent trustees) considered and discussed a substantial amount of information and analysis prepared by GEAM and the sub-adviser at the Board's request. The Board also considered detailed information regarding performance and expenses of other investment companies with similar investment objectives and sizes, which was prepared by an independent third party provider, Lipper Inc. The Board reviewed the fees charged by GEAM for investment products other than mutual funds that employ the same investment strategies as the Funds. Before approving the Funds' advisory agreements and the related sub-advisory agreement for the GE Small-Cap Value Equity Fund, the independent trustees reviewed the proposed continuance of the agreements with management of GEAM and with experienced legal counsel who is independent of GEAM and the GE Funds. That legal counsel prepared a memorandum discussing the legal standards for the consideration of the proposed continuances. The independent trustees also discussed the proposed continuances in a private session with their independent legal counsel at which no representatives of GEAM or the sub-adviser were present. In reaching their determinations relating to continuance of the agreements with respect to each Fund, the trustees considered all factors they believed relevant, including the factors discussed below.

In their deliberations, the trustees did not identify any particular information that was all-important or controlling, and each trustee attributed different weights to the various factors. The trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately in respect of each Fund.

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY THE MANAGER The Board reviewed the services provided by GEAM and the sub-adviser, and the independent trustees concurred that GEAM and the sub-adviser provide high quality advisory and administrative services because of the level of research, analysis, investment discipline and other services, such as securities trading, provided to the Funds. The independent trustees specifically considered the favorable attributes of GEAM, including an investment philosophy oriented toward long-term performance, the processes used for selecting investments, selecting brokers and for compliance activities, and the quality of the investment professionals employed by GEAM. The Board also recognized GEAM's responsibility for supervising the sub-adviser's services. The Board noted that the Funds represent only a small portion of the assets managed by GEAM, but the Funds benefit from a full array of services and resources provided by GEAM.

INVESTMENT PERFORMANCE The Board reviewed detailed performance information for each Fund for various periods, which it also monitors as part of its regular quarterly Board meetings. The Board also reviewed detailed comparisons of the performance of the Funds with relevant securities indexes and various peer groups of mutual funds prepared by Lipper with respect to various periods. GEAM and, where relevant, representatives of the sub-adviser, discussed in detail their investment process, focusing on the relevant Fund's investment objective, the number and experience of portfolio management personnel, the investment style and approach employed, the likely market cycles for the investment style, and, in some instances, recent relative underperformance in light of GEAM's commitment to long-term satisfactory performance with respect to the Fund's investment objective and investment approach. The Board and the independent trustees concluded that each Fund's performance was acceptable over the relevant periods, particularly from a longer-term perspective, which the Board believes is most relevant.

COSTS OF SERVICES PROVIDED AND PROFITABILITY At the request of the independent trustees, GEAM provided information concerning the profitability of GEAM's investment advisory and investment company activities and its financial condition for various past periods. The trustees considered the profit margin information for GEAM's

                                                                     (unaudited)

Advisory Agreement Renewal


investment company business as a whole, as well as GEAM's profitability data for each Fund. The trustees reviewed GEAM's assumptions and the methods of cost allocation used by GEAM in preparing Fund-specific profitability data. GEAM stated its belief that the methods of allocation used were reasonable and consistent across its business.

The trustees also examined the fee and expense ratios for the Funds and observed that GEAM's figures were mostly at or below the applicable peer group. The trustees noted the additional services provided by GEAM to the Funds compared to other investment products managed by GEAM.

The trustees reviewed comparative fee information for the sub-adviser, as well as an analysis of the profitability to the sub-adviser of the sub-advisory agreement, and did not find the subadvisory fee to be excessive on the basis of this information.

The trustees recognized that GEAM should be entitled to earn a reasonable level of profits for the services it provides to each Fund and, based on their review, concluded that they were satisfied that GEAM's level of profitability from its relationship with each Fund was not unreasonable or excessive.

ECONOMIES OF SCALE The Board considered the extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale for the benefit of Fund investors. The independent trustees did not disagree with GEAM's assertion that the comparatively lower fees it has charged to the Funds since inception (and the expenses it absorbed or subsidized) means that GEAM is already sharing the low-fee benefits of larger asset sizes compared to having charged higher fees on lower asset levels for the Funds when newer. The Board recognized the benefits to the Funds of GEAM's past investment in the Funds' operations (through those lower fees and through subsidies of operating expenses) and that GEAM has not yet fully recouped that investment. The Board considered the potential institution of breakpoints but concluded, in light of these unrecouped investments, that GEAM had already appropriately shared the economies of scale.

FALL-OUT FINANCIAL BENEFITS The Board and the independent trustees considered other actual and potential financial benefits to GEAM and the sub-adviser in concluding that the contractual advisory and sub-advisory fees are reasonable for the Funds. An example of those benefits would be the soft dollars generated by portfolio transactions by the Funds. The Board noted, however, that the Funds benefit from the vast array of resources available through GEAM and that the Funds represent only a small portion of the assets managed by GEAM.

CONCLUSION The Board and the independent trustees separately concluded that the renewal of each advisory and sub-advisory agreement was in the best interest of the shareholders of each affected Fund.

                                                                     (unaudited)


Additional Information


INFORMATION ABOUT DIRECTORS AND EXECUTIVE OFFICERS:

The business and affairs of the Company are managed under the direction of the Company's Board of Directors. Information pertaining to the Directors and officers of the Company is set forth below.



INTERESTED TRUSTEES AND EXECUTIVE OFFICERS


--------------------------------------------------------------------------------
MICHAEL J. COSGROVE
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE    56

POSITION(S) HELD WITH FUND    Chairman of the Board and President

TERM OF OFFICE AND LENGTH OF TIME SERVED   Until successor is elected and
qualified - 11 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President - Chief Commercial Officer of GEAM (formerly President, GE Asset Management Services division ("GEAMS") of GE Financial Assurance Holdings, Inc., an indirect wholly-owned subsidiary of General Electric Company ("GE")), since February 1997; Vice President, GE Capital Corporation, an indirect wholly-owned subsidiary of GE, since December 1999; Executive Vice President - Sales and Marketing of GEAM, a wholly-owned subsidiary of GE that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, since March 1993; Director of GEAM since 1988.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE    48

OTHER DIRECTORSHIPS HELD BY TRUSTEE Chairman of the Board and President of GE Institutional Funds, GE LifeStyle Funds and GE Investments Funds, Inc. since 1997; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1988; Trustee of Fordham University since 2003 and Marymount College from 1994 through 2002.

--------------------------------------------------------------------------------
ALAN M. LEWIS
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE    59

POSITION(S) HELD WITH FUND    Trustee and Executive Vice President

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected
and qualified - 11 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President, General Counsel and Secretary of GEAM since 1987

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE 48

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee and Executive Vice President of GE Institutional Funds and GE LifeStyle Funds since 1997. Director of GE Investments Funds, Inc. since 2001; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1987.

                                                                     (unaudited)


Additional Information

--------------------------------------------------------------------------------
SCOTT H. RHODES
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    47
POSITION(S) HELD WITH FUND    Treasurer

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - less than one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    GEAM Mutual Funds Operations
Manager since September 2005; Treasurer of GE Institutional Funds, GE LifeStyle Funds and GE Investments Funds since November 2005 and Elfun Funds and GE Savings & Security Funds since September 2005; from August 2004 to September 2005 Vice President, U.S. Trust Company, N.A. and Assistant Treasurer of Excelsior Funds, Inc., Excelsior Funds Trust, and Excelsior Tax Exempt Funds, Inc.; from January 2004 to August 2004, Vice President BlackRock Financial Management, Inc.; from December 1996 to November 2003, Controller - Mutual Funds, American Skandia Investment Services, Inc. and Assistant Treasurer of American Skandia Trust and American Skandia Advisor Funds, Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE    N/A

OTHER DIRECTORSHIPS HELD BY TRUSTEE    N/A

--------------------------------------------------------------------------------
MATTHEW J. SIMPSON
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE    45

POSITION(S) HELD WITH FUND    Vice President and Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED   Until successor is elected and
qualified - 11 years PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Senior Vice President and General Counsel - Marketing and Client Services (formerly Asset Management Services) at GEAM and Senior Vice President and General Counsel of GEAMS since February 1997; from October 1992 to February 1997, Vice President and Associate General Counsel of GEAM; Secretary of GE Institutional Funds, GE LifeStyle Funds and GE Investments Funds, Inc. since 1997 and Vice President since September 2003; Assistant Secretary of Elfun Funds and GE Savings & Security Funds since 1998 and Vice President since October 2003.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   N/A

OTHER DIRECTORSHIPS HELD BY TRUSTEE    N/A

--------------------------------------------------------------------------------
JEANNE M. LAPORTA
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE    40

POSITION(S) HELD WITH FUND    Vice President and Assistant Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Vice President and Associate General Counsel - Marketing and Client Services (formerly Asset Management Services) at GEAM since May 1997, Vice President and Assistant Secretary of GE Institutional Funds, GE LifeStyle Funds and GE Investments Funds, Inc. since September 2003; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds since October 2003.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   N/A

OTHER DIRECTORSHIPS HELD BY TRUSTEE    N/A

                                                                     (unaudited)

Additional Information


NON-INTERESTED TRUSTEES

--------------------------------------------------------------------------------
JOHN R. COSTANTINO
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT  06905

AGE   59

POSITION(S) HELD WITH FUND    Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED   Until successor is elected and
qualified - 11 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    Managing Director, Walden
Partners, Ltd., consultants and investors, since August 1992.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE    40

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee of GE Institutional Funds and GE LifeStyle Funds since 1997; Director of GE Investments Funds, Inc. since 1997; Trustee of Fordham University since 2002 and Marymount College from 2001 through 2002; Neuroscience Research Institute since 1986; Diocesan Finance Counsel of the Dioceses of Brooklyn &Queens since 2001; Gregorian University Foundation since 1994.

--------------------------------------------------------------------------------
WILLIAM J. LUCAS
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE   58

POSITION(S) HELD WITH FUND    Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 11 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Vice President and Treasurer of Fairfield University since 1983.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   40

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee of GE Institutional Funds and GE LifeStyle Funds since 1997; Director of GE Investments Funds, Inc. since 1997.

--------------------------------------------------------------------------------
ROBERT P. QUINN
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE   69

POSITION(S) HELD WITH FUND    Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 11 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Retired since 1983 from Salomon Brothers Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   40

OTHER DIRECTORSHIPS HELD BY TRUSTEE GP Financial Corp, holding company; The Greenpoint Savings Bank, a financial institution. Trustee of GE Institutional Funds and GE LifeStyle Funds since 1997; Director of GE Investments Funds, Inc. since 1997.



------------------
THE STATEMENT OF ADDITIONAL INFORMATION FOR THE FUNDS INCLUDES ADDITIONAL INFORMATION ABOUT THE TRUSTEES AND OFFICERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST BY CALLING 1-800-242-0134.

                                                                     (unaudited)

Investment Team


PORTFOLIO MANAGER BIOGRAPHIES


The following sets forth biographical information for those individuals who are primarily responsible for managing the specified Fund's investments. The portfolio managers may change from time to time.

CHRISTOPHER D. BROWN is a Senior Vice President of
GE Asset Management. He has served on the portfolio management teams for the GE U.S. EQUITY FUND since December 1998 and for the GE STRATEGIC INVESTMENT FUND since September 2003. Mr. Brown joined GE Asset Management in 1985 as a Manager of Funds Accounting. He became a U.S. Equity Analyst in 1989, a Vice President and portfolio manager in 1992, and a Senior Vice President in 1996.

DAVID B. CARLSON is a Director and Executive Vice President of GE Asset Management. He manages the overall U.S. equity investments for GE Asset Management. Mr. Carlson is portfolio manager for the GE PREMIER GROWTH EQUITY FUND and has served in this capacity since the Fund's commencement. Mr. Carlson joined GE Asset Management in 1982 as a Securities Analyst for investment Operations. He became a Vice President for Mutual Fund Portfolios in 1987, a Senior Vice President in 1989 and a Director and Executive Vice President in 2003.

MICHAEL J. CAUFIELD is a Senior Vice President of
GE Asset Management. He is portfolio manager of the GE TAX-EXEMPT FUND and has served in that capacity since October 2000. Mr. Caufield joined GE Asset Management in 1987 as Vice President, Manager of Fixed Income Research & Analysis and was promoted to Senior Vice President in 1994.

ALFREDO CHANG is a Vice President of GE Asset Management. He has been a portfolio manager of the GE FIXED INCOME FUND since March 2005. Mr. Chang joined GE Asset Management in July 2002 as a portfolio manager and was made responsible for the emerging market fixed income effort at GE Asset Management in November 2003. Mr. Chang was an assistant portfolio manager with Genworth Financial, formerly known as GE Financial Assurance, an affiliate of GE Asset Management, from August 2000 until he joined GE Asset Management in July 2002. Prior to that, he oversaw offshore investment portfolios at AIG Global Investment Corporation.

PAUL M. COLONNA is a Senior Vice President of GE Asset Management. Since January 2005, he has led the team of portfolio managers for the GE FIXED INCOME FUND and the GE SHORT-TERM GOVERNMENT FUND and has been responsible for the fixed income portion of the GE STRATEGIC INVESTMENT FUND. He has served on the portfolio management team for the GE GOVERNMENT SECURITIES FUND since February 2000. Prior to joining GE Asset Management in February 2000, Mr. Colonna was a senior portfolio manager with the Federal Home Loan Mortgage Corporation, overseeing the Mortgage Investment Group.

MARK DELANEY is a Vice President of GE Asset Management. He has been a member of the portfolio management team for the GE FIXED INCOME FUND since joining GE Asset Management in April 2002. Prior to joining GE Asset Management, Mr. Delaney was Senior Portfolio Manager at Smith Graham since August 1994.

DONALD J. DUNCAN is a Vice President of GE Asset Management. He is a portfolio manager of the GE MONEY MARKET FUND and has served on the Fund's portfolio management team since the Fund's inception. Mr. Duncan joined GE Asset Management in 1988 in Trade Support and held several positions including Mutual Fund Controller. He was appointed Investment Manager - Short Term Securities in 1990 and Vice President - Money Markets in 2002.

STEPHEN V. GELHAUS is a Vice President of GE Asset Management. He has been a member of the portfolio management teams for the GE U.S. EQUITY FUND and the GE VALUE EQUITY FUND since January 2002. Mr. Gelhaus joined GE Asset Management in June 1991 and was a Research Analyst in the U.S. Equity Department from 1995 through 2001 and became an associate portfolio manager for the GE Value Equity Fund in August 1999.

ERIC H. GOULD is a Vice President of GE Asset Management. He has been a portfolio manager for the GE FIXED INCOME FUND and the GE SHORT-TERM GOVERNMENT FUND since joining GE Asset Management in September 2000. Prior to joining GE Asset Management, Mr. Gould was a Senior Asset Manager for Metropolitan Life Insurance Company.

                                                                     (unaudited)

Investment Team


PORTFOLIO MANAGER BIOGRAPHIES  (CONTINUED)


WILLIAM M. HEALEY is a Senior Vice President of
GE Asset Management. He has served on the portfolio management teams for the GE FIXED INCOME FUND, GE GOVERNMENT SECURITIES FUND and GE SHORT-TERM GOVERNMENT FUND since joining GE Asset Management in 1996. Prior to joining GE Asset Management, Mr. Healey spent over 10 years in the Fixed Income Group at MetLife.

BRIAN HOPKINSON is a Senior Vice President of GE Asset Management. He has been a portfolio manager for the GE INTERNATIONAL EQUITY FUND since October 1996. Prior to joining GE Asset Management, Mr. Hopkinson worked for Fiduciary Trust International in both London and New York.

ROBERT JASMINSKI is a Vice President of GE Asset Management. He has been a portfolio manager for the GE GLOBAL EQUITY Fund since September 2004. More recently, he was appointed co-manager for this Fund. Mr. Jasminski joined GE Asset Management in 1993 as a Fixed Income Specialist and has been an International Equity Analyst and an International Small-Cap portfolio manager since 1998.

RALPH R. LAYMAN is a Director and Executive Vice President of GE Asset Management. He manages the overall international equity investments for GE Asset Management. Mr. Layman has led the team of portfolio managers for the GE INTERNATIONAL EQUITY FUND since the Fund's commencement and has been responsible for the international equity portion of the GE STRATEGIC INVESTMENT FUND since September 1997. Mr. Layman joined GE Asset Management in 1991 as Senior Vice President for International Investments and became and Executive Vice President in 1992.

DAIZO MOTOYOSHI is a Senior Vice President of GE Asset Management. He has been a portfolio manager of the GE GLOBAL EQUITY FUND since September 2003. Mr. Motoyoshi joined GE Asset Management in 1994 as an International Equity Analyst and portfolio manager and became a global equity portfolio manager in 2002. Prior to joining GE Asset Management, Mr. Motoyoshi held positions at Alliance Capital Management and Ernst & Young.

JONATHAN L. PASSMORE is a Senior Vice President of
GE Asset Management. He has served as a portfolio manager of the GE INTERNATIONAL EQUITY FUND since January 2002. Prior to joining GE Asset Management in January 2001, he was with Merrill Lynch for six years, most recently as Director, International Equity.

VITA MARIE PIKE is a Vice President of GE Asset Management. She has served on the portfolio management team for the GE FIXED INCOME FUND since June 2004. Prior to joining GE Asset Management in January 2001, she was with Alliance Capital for over nine years serving in a number of different capacities including portfolio manager.

PAUL C. REINHARDT is a Senior Vice President of GE Asset Management. He has been a portfolio manager for the GE U.S. EQUITY FUND since January 2001 and for the GE VALUE EQUITY FUND since April 2002. Mr. Reinhardt joined GE Asset Management in 1982 as an Equity Analyst and has been a portfolio manager since 1987.

JOSEPH M. RUTIGLIANO is a Government and Mortgage-Backed Securities Trader at GE Asset Management. He has served on the portfolio management teams for the GE GOVERNMENT SECURITIES FUND and GE SHORT-TERM GOVERNMENT FUND since December 2002. Mr. Rutigliano joined GE Asset Management in July 2000 as a Mutual Fund Analyst, prior to which time he was a Plan Manager at Aetna Financial from July 1999.

RICHARD L. SANDERSON is a Senior Vice President of GE Asset Management. He has been a portfolio manager of the GE U.S. EQUITY FUND since October 1995. Mr. Sanderson joined GE Asset Management in October 1995 as Vice President - Domestic Equities.

MICHAEL J. SOLECKI is a Senior Vice President of GE Asset Management. He has served as a portfolio manager of the GE INTERNATIONAL EQUITY FUND since September 1997. He joined GE Asset Management in 1990 as an International Equity Analyst. He became a Vice President for International Equity Portfolios in 1996 and Senior Vice President in 2000.

                                                                     (unaudited)


Investment Team


PORTFOLIO MANAGER BIOGRAPHIES  (CONCLUDED)


JUDITH A. STUDER is a Director and Senior Vice President of GE Asset Management. She has served as a portfolio manager of the GE INTERNATIONAL EQUITY FUND since September 1997 and has led the team of portfolio managers for the GE STRATEGIC INVESTMENT FUND since July 2004. Ms. Studer joined GE Asset Management in August 1984. She became Senior Vice President - Domestic Equities in 1991 and Senior Vice President - International Equities in 1995.

DIANE M. WEHNER is a Vice President of GE Asset Management. She has been a portfolio manager of the GE STRATEGIC INVESTMENT FUND since January 2006. Before joining GE Asset Management, Ms. Wehner was a Vice President and Senior Portfolio Manager from January 1997 to June 2001, and associate portfolio manager from May 1995 to January 1997, with Benefit Capital Management Corporation. Ms. Wehner has served as an analyst/portfolio manager in the investment management industry since 1985.

JACK FEILER is President and Chief Investment Officer of Palisade Capital Management L.L.C. (sub-adviser).
Mr Feiler has day-to-day responsibility for managing the GE SMALL-CAP EQUITY FUND. Mr. Feiler has more than 33 years of investment experience and has served as the principal small-cap portfolio manager at Palisade since the commencement of Palisade's operations in April 1995. He has served as a portfolio manager of the GE Small-Cap Equity Fund since its inception. Prior to joining Palisade, Mr. Feiler was a Senior Vice President - Investments at Smith Barney from 1990 to 1995.

JEFFREY SCHWARTZ, CFA, is a portfolio manager of SMALL-CAP EQUITY FUND. Mr. Schwartz is a Senior Portfolio Manager at Palisade Capital Management L.L.C. (sub-adviser). Mr. Schwartz joined Palisade in October 2004. Prior to joining Palisade, Mr. Schwartz was Vice President and Senior Portfolio Manager of Safeco Asset Management from September 2003 to September 2004. From June 2001 to August 2003, Mr. Schwartz founded Nantucket Investment Research in Farmington Hills, MI, conducted independent investment research and was a private investor. From June 1992 until May 2001, Mr. Schwartz was at Munder Capital Management, most recently as a Senior Portfolio Manager and Principal.

DENNISON T. ("DAN") VERU is a portfolio manager of SMALL-CAP EQUITY FUND. Mr. Veru is an Executive Vice-President and Co-Investment Officer of Palisade Capital Management L.L.C (sub-adviser). Since joining Palisade in March 2000, Mr. Veru has been a member of the Investment Policy Committee. Mr. Veru became a principal of Palisade in July 2004. Prior to joining Palisade, he was President and Director of Research of Awad Asset Management, a division of Raymond James & Associates. Mr. Veru has been a frequent guest on CNBC, CNN and Bloomberg television. Prior to Awad, Mr. Veru worked with the Palisade team from 1986 through 1992.

                                                                     (unaudited)


Investment Team


TRUSTEES
Michael J. Cosgrove
John R. Costantino
Alan M. Lewis
William J. Lucas
Robert P. Quinn

SECRETARY
Matthew J. Simpson

TREASURER
Scott H. Rhodes

ASSISTANT TREASURER
Christopher M. Isaacs

OFFICERS OF THE INVESTMENT ADVISER

John H. Myers, CHIEF EXECUTIVE OFFICER

David B. Carlson, EVP, DOMESTIC EQUITIES

Michael J. Cosgrove, EVP, CHIEF COMMERCIAL OFFICER

John J. Walker, EVP, CHIEF FINANCIAL OFFICER

Ralph R. Layman, EVP, INTERNATIONAL EQUITIES

Alan M. Lewis, EVP, GENERAL COUNSEL AND SECRETARY

Robert A. MacDougall, EVP, FIXED INCOME (RETIRED FROM
ALL POSITIONS AS OF JANUARY 31, 2006)

Donald W. Torey, EVP, ALTERNATIVE INVESTMENTS
AND REAL ESTATE

Kathryn D. Karlic, EVP, FIXED INCOME





INVESTMENT ADVISER AND ADMINISTRATOR
GE Asset Management Incorporated
3001 Summer Street
P.O. Box 7900
Stamford, CT 06904-7900

DISTRIBUTOR
GE Investment Distributors, Inc
Member NASD and SIPC

SHAREHOLDER SERVICING AGENT
AND TRANSFER AGENT
PFPC
GE Mutual Funds
P.O. Box 9838
Providence, RI 02940

CUSTODIAN
State Street Bank & Trust Company


At GEAM, we're dedicated to providing the investment options you'll need to tailor your financial portfolio to every stage of your life. Each member of the GE Family of Funds is managed according to the same principles of integrity and quality that have guided GE over the past century, and have made it the world-class company that it is today. Each fund draws strength from a heritage of investment management experience that spans more than 70 years. Whether you're creating a new investment portfolio or adding to an established one, the GE Family of Funds offers an array of professionally managed investment options that will help you meet a lifetime of financial needs.



ITEM 2. CODE OF ETHICS.

		Applicable only to an annual filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

		Applicable only to an annual filing.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

		Applicable only to an annual filing.

ITEM 5. Audit Committee of Listed Registrants

         Applicable only to Closed-End Management Investment Companies.

ITEM 6. Schedule of Investments.

		Attached as part of ITEM 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Applicable only to Closed-End Management Investment Companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Applicable only to Closed-End Management Investment Companies.


ITEM 9. Purchases of Equity Securities by Closed-End Management
	Investment Company and Affiliated Purchasers.

	 Applicable only to Closed-End Management Investment Companies.

ITEM 10. Submission of Matters to a Vote of Security Holders.

	 No material changes.

ITEM 11. CONTROLS AND PROCEDURES.

The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.



ITEM 12.  EXHIBITS.

(a)   Not applicable.

(b) Attached hereto as Exhibit 1 and Exhibit 2 are the Certifications of Michael J. Cosgrove and Robert Herlihy as principal executive officer and principal financial officer, respectively, as required by Rule 30a-2 under the Investment Company Act of 1940.


                                  SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GENERAL ELECTRIC FUNDS

By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE FUNDS

Date:  June 05, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE FUNDS

Date:  June 05, 2006

By:   /S/SCOTT RHODES
      Scott Rhodes
      TREASURER, GE FUNDS

Date:  June 05, 2006

EXHIBIT INDEX

            (b)(1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

            (b)(2) Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.